         As filed with the Securities and Exchange Commission on April 24, 2006

                                                            File Nos. 033-39100
                                                                      811-05200
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
       Pre-Effective Amendment No.                                         [ ]
       Post-Effective Amendment No. 29                                     [X]
                 and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
       Amendment No. 144                                                   [X]

                       (Check appropriate box or boxes)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                          (Exact Name of Registrant)
                      METLIFE INVESTORS INSURANCE COMPANY
                              (Name of Depositor)
                           5 Park Plaza, Suite 1900
                               Irvine, CA 92614
             (Address of Depositor's Principal Executive Offices)
              (Depositor's Telephone Number, including Area Code)
                                (800) 989-3752
                    (Name and Address of Agent for Service)
                              Richard C. Pearson
                           Executive Vice President,
                      MetLife Investors Insurance Company
                           5 Park Plaza, Suite 1900
                               Irvine, CA 92614
                                (949) 223-5680
                                  Copies to:
                               W. Thomas Conner
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, NW
                            Washington, D.C. 20004
                                (202) 383-0590


                (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.
[X] on May 1, 2006 pursuant to paragraph (b) of Rule 485.
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ] on (date) pursuant to paragraph (a) (1) of Rule 485.
If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts

================================================================================

                                                 THE FIXED AND VARIABLE ANNUITY
                                                                      ISSUED BY
                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                                                            AND

                                            METLIFE INVESTORS INSURANCE COMPANY

    This prospectus describes the Fixed and Variable Annuity Contract issued by MetLife Investors Insurance Company (MetLife Investors, we or us). Currently,
 the contract is not available for new sales. However, you can continue to make additional purchase payments to your contract.

The annuity contract has many investment choices - a fixed account which offers an interest rate which is guaranteed by MetLife Investors, and the available investment portfolios. You can put your money in the fixed account and/ or any of these investment portfolios (except as noted).

       CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR
                                                                      CONTRACT.


AIM VARIABLE INSURANCE FUNDS (SERIES I):

   AIM V.I. International Growth Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS):
   VIP Equity-Income Portfolio
   VIP Growth Opportunities Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1):

   Templeton Developing Markets
     Securities Fund
   Templeton Foreign Securities Fund

   Templeton Growth Securities Fund


MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED)):
   Janus Aggressive Growth Portfolio
   Lord Abbett America's Value Portfolio (Class B)
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   Met/Putnam Capital Opportunities Portfolio
   MFS(R) Research International Portfolio
   Neuberger Berman Real Estate Portfolio
   Oppenheimer Capital Appreciation Portfolio (Class A and Class B) PIMCO Total Return Portfolio
   Van Kampen Comstock Portfolio (Class B)

METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B AS NOTED)):
   BlackRock Bond Income Portfolio (Class A and Class B)
   BlackRock Money Market Portfolio
   Capital Guardian U.S. Equity Portfolio
   Davis Venture Value Portfolio
   FI International Stock Portfolio
   Jennison Growth Portfolio
   MFS(R) Total Return Portfolio
   Oppenheimer Global Equity Portfolio (Class B)
   T. Rowe Price Large Cap Growth Portfolio
   T. Rowe Price Small Cap Growth Portfolio

   Western Asset Management Strategic Bond Opportunities Portfolio (formerly
      Salomon Brothers Strategic Bond Opportunities Portfolio)


PUTNAM VARIABLE TRUST (CLASS IB):
   Putnam VT Equity Income Fund



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Fixed and Variable Annuity Contract.

To learn more about the MetLife Investors Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 29 of this prospectus. For a free copy of the SAI, call us at (800) 989-3752 or write us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.

The contracts:

..  are not bank deposits
..  are not FDIC insured
..  are not insured by any federal government agency
..  are not guaranteed by any bank or credit union
..  may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 2006

                 TABLE OF CONTENTS                        PAGE

                 INDEX OF SPECIAL TERMS..................    2

                 SUMMARY.................................    3

                 FEE TABLES AND EXAMPLES.................    5

                 1. THE ANNUITY CONTRACT.................    9
                    Market Timing........................    9

                 2. ANNUITY PAYMENTS (THE INCOME PHASE)..    9
                    Annuity Date.........................    9
                    Annuity Payments.....................    9
                    Annuity Options......................   10

                 3. PURCHASE.............................   11
                    Purchase Payments....................   11
                    Allocation of Purchase Payments......   11
                    Accumulation Units...................   11
                    Account Value........................   11

                 4. INVESTMENT OPTIONS...................   11
                    Transfers............................   14
                    Market Timing........................   14
                    Dollar Cost Averaging Program........   16
                    Automatic Rebalancing Program........   16
                    Voting Rights........................   16
                    Substitution.........................   17

                 5. EXPENSES.............................   17
                    Insurance Charges....................   17
                    Contract Maintenance Charge..........   17
                    Withdrawal Charge....................   17
                    Reduction or Elimination of the
                     Withdrawal Charge...................   18
                    Premium Taxes and Other Taxes........   18
                    Transfer Fee.........................   18
                    Investment Portfolio Expenses........   19

                 6. ACCESS TO YOUR MONEY.................   19
                    Systematic Withdrawal Program........   19
                    Suspension of Payments or Transfers..   19

                 7. PERFORMANCE..........................   20

                 8. DEATH BENEFIT........................   20
                    Upon Your Death......................   20
                    Death of Annuitant...................   23
                    Controlled Payout....................   23

                 9. FEDERAL INCOME TAX STATUS............   24
                    Taxation of Non-Qualified Contracts..   24


                   Taxation of Qualified Contracts......... 25
                   Foreign Tax Credits..................... 27
                   Possible Tax Law Changes................ 27

                10. OTHER INFORMATION...................... 28
                   MetLife Investors....................... 28
                   The Separate Account.................... 28
                   Distributor............................. 28
                   Selling Firms........................... 28
                   Compensation Paid to All Selling Firms.. 29
                   Ownership............................... 29
                   Beneficiary............................. 29
                   Assignment.............................. 29
                   Financial Statements.................... 29

                TABLE OF CONTENTS OF THE STATEMENT OF
                ADDITIONAL INFORMATION..................... 29


               APPENDIX A
               CONDENSED FINANCIAL INFORMATION.............. A-1

               APPENDIX B
               PARTICIPATING INVESTMENT PORTFOLIOS.......... B-1

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                 PAGE
                         Accumulation Phase.......  9
                         Accumulation Unit........ 11
                         Annuitant................  9
                         Annuity Date.............  9
                         Annuity Options.......... 10
                         Annuity Payments.........  9
                         Annuity Unit............. 11
                         Beneficiary.............. 29
                         Fixed Account............  9
                         Income Phase.............  9
                         Investment Portfolios.... 11
                         Joint Owner.............. 29
                         Non-Qualified............ 24
                         Owner.................... 29
                         Purchase Payment......... 11
                         Qualified................ 24
                         Tax Deferral.............  9

SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS WHICH DISCUSS THE TOPICS IN MORE DETAIL.

1.  THE ANNUITY CONTRACT:

The fixed and variable annuity contract issued by MetLife Investors is a contract between you, the owner, and MetLife Investors, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options. New contracts are no longer offered by MetLife Investors.

This contract offers investment portfolios. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money. Appendix B contains a list of the portfolios available with your contract.

The fixed account offers an interest rate that is guaranteed by the insurance company, MetLife Investors. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by MetLife Investors.

Except as otherwise limited by MetLife Investors (see "Investment Options - Market Timing"), you can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.

2.  ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

3.  PURCHASE:

Currently, this contract is not available for new sales. However, you can add $500 or more any time you like during the accumulation phase. This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets.

4.  INVESTMENT OPTIONS:

You can put your money in any or all of the investment portfolios which are briefly described in Appendix B and more fully described in the prospectuses for the funds. Currently, you can only invest in 15 investment portfolios at any one time. Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of the portfolios. Certain portfolios may not be available with your contract. Appendix B - Part 2 contains a list of the portfolios available with your contract.

5.  EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

.. Each year MetLife Investors deducts a $30 contract maintenance charge from your contract. During the accumulation phase, MetLife Investors currently waives this charge if the value of your contract is at least $50,000.

.. MetLife Investors also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

.. If you take your money out, MetLife Investors may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After MetLife

   Investors has had a purchase payment for 5 years, there is no charge by MetLife Investors for a withdrawal of that purchase payment.

..  When you begin receiving regular income payments from your annuity, MetLife
   Investors will assess a state premium tax charge which ranges from 0%-3.5%, depending upon the state.

.. The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

.. There are also investment charges which range from 0.42% to 1.59% of the average daily value of the investment portfolio (before reimbursement or waiver), depending upon the investment portfolio.

6.  ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first contract year, you can take up to 10% of your total purchase payments each year without charge from MetLife Investors. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, MetLife Investors will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

7.  DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

8.  OTHER INFORMATION:

NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

ADDITIONAL FEATURES. This contract has additional features you might be interested in. These include:

.. You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

.. You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

.. You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

.. Under certain circumstances, MetLife Investors will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features are not available in all states and may not be suitable for your particular situation.

9.  TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

10. INQUIRIES:

If you need more information, please contact the Annuity Service Center at:

MetLife Investors Distribution Company
P.O. Box 10366
Des Moines, IA 50306-0366
800-343-8496

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.
STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.
--------------------------------------------------------------------------------

               OWNER TRANSACTION EXPENSES TABLE
               WITHDRAWAL CHARGE (Note 1) 5%
                  (as a percentage of
                  purchase payments)
               TRANSFER FEE (Note 2)      $0 (First 12 per year)
                                          Thereafter $25 or
                                          2% of transfer,
                                          whichever is less

--------------------------------------------------------------------------------
Note 1. The withdrawal charge is 5% of the purchase payment. After we have the purchase payment for 5 years there is no charge for withdrawal of that purchase payment. See "Expenses - Withdrawal Charge" for 10% free withdrawal amount.

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is the lesser of $25 of 2% of the transfer. MetLife Investors will not charge you for the transfer fee even if there are more than 12 transfers in a year if the transfer is for dollar cost averaging or automatic rebalancing programs.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------


            PERIODIC FEES AND EXPENSES TABLE
            CONTRACT MAINTENANCE CHARGE (Note 1)                $30
            SEPARATE ACCOUNT ANNUAL EXPENSES
            (referred to as Separate Account Product Charges)
            (as a percentage of average account value in the
            Separate Account)
            Mortality and Expense Charge*                     1.25%
            Administration Expense Charge                     0.15%
                                                              -----
            Total Separate Account Product Charges            1.40%

--------------------------------------------------------------------------------


* We are waiving the following amounts of the Mortality and Expense Charge: an amount equal to the investment portfolio expenses that are in excess of (1) 0.59% for account value allocated to the Lord Abbett Growth and Income Portfolio and (2) 0.67% for account value allocated to the T. Rowe Price Large Cap Growth Portfolio.


Note 1. During the accumulation phase, we will not charge the contract maintenance charge if the value of your account is $50,000 or more, although, if you make a complete withdrawal, we will charge the contract maintenance charge.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

--------------------------------------------------------------------------------

                 Total Annual Investment        Minimum Maximum
                 Portfolio Operating             0.42%   1.53%
                 Expenses (expenses that are
                 deducted from investment
                 portfolio assets, including
                 management fees, 12b-1/service
                 fees, and other expenses)

--------------------------------------------------------------------------------
FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.


------------------------------------------------------------------------------------------------------------------
                                                                                                            Net
                                                                                     Total   Contractual   Total
                                                                                    Annual     Expense    Annual
                                             Management 12b-1/Service    Other     Portfolio   Subsidy   Portfolio
                                                Fees        Fees      Expenses (1) Expenses  or Deferral Expenses
------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
------------------------------------------------------------------------------------------------------------------
 AIM V.I. International Growth Fund             0.73%       0.00%         0.38%      1.11%      0.00%      1.11%
------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
(INITIAL CLASS)
------------------------------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio                    0.47%       0.00%         0.09%      0.56%      0.00%      0.56%
------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio             0.57%       0.00%         0.13%      0.70%      0.00%      0.70%
------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST (CLASS 1)
------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities
   Fund                                         1.24%       0.00%         0.29%      1.53%      0.00%      1.53%
------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund              0.65%       0.00%         0.17%      0.82%      0.05%      0.77%
------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund               0.75%       0.00%         0.07%      0.82%      0.00%      0.82%
------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS A (OR
CLASS B AS NOTED))
------------------------------------------------------------------------------------------------------------------
 Janus Aggressive Growth Portfolio              0.67%       0.00%         0.05%      0.72%      0.00%      0.72%
------------------------------------------------------------------------------------------------------------------
 Lord Abbett America's Value Portfolio
   (Class B)                                    0.65%       0.25%         0.28%      1.18%      0.08%      1.10%
------------------------------------------------------------------------------------------------------------------
 Lord Abbett Bond Debenture Portfolio           0.51%       0.00%         0.05%      0.56%      0.00%      0.56%
------------------------------------------------------------------------------------------------------------------
 Lord Abbett Growth and Income Portfolio (1)    0.50%       0.00%         0.04%      0.54%      0.00%      0.54%
------------------------------------------------------------------------------------------------------------------
 Lord Abbett Growth Opportunities
   Portfolio (2)                                0.70%       0.00%         0.29%      0.99%      0.05%      0.94%
------------------------------------------------------------------------------------------------------------------
 Lord Abbett Mid-Cap Value Portfolio            0.68%       0.00%         0.08%      0.76%      0.00%      0.76%
------------------------------------------------------------------------------------------------------------------
 Met/Putnam Capital Opportunities
   Portfolio                                    0.85%       0.00%         0.37%      1.22%      0.00%      1.22%
------------------------------------------------------------------------------------------------------------------
 MFS(R) Research International Portfolio (3)    0.74%       0.00%         0.22%      0.96%      0.00%      0.96%
------------------------------------------------------------------------------------------------------------------
 Neuberger Berman Real Estate Portfolio         0.67%       0.00%         0.03%      0.70%      0.00%      0.70%
------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation
   Portfolio (3)                                0.59%       0.00%         0.10%      0.69%      0.00%      0.69%
------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation
   Portfolio (Class B) (3)                      0.59%       0.25%         0.10%      0.94%      0.00%      0.94%
------------------------------------------------------------------------------------------------------------------
 PIMCO Total Return Portfolio (3)               0.50%       0.00%         0.07%      0.57%      0.00%      0.57%
------------------------------------------------------------------------------------------------------------------
 Van Kampen Comstock Portfolio
   (Class B)                                    0.63%       0.25%         0.05%      0.93%      0.00%      0.93%
------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                                                          Net
                                                                                   Total   Contractual   Total
                                                                                  Annual     Expense    Annual
                                           Management 12b-1/Service    Other     Portfolio   Subsidy   Portfolio
                                              Fees        Fees      Expenses (1) Expenses  or Deferral Expenses
----------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC. (CLASS
A (OR CLASS B AS NOTED))
----------------------------------------------------------------------------------------------------------------
 BlackRock Bond Income Portfolio              0.40%       0.00%         0.07%      0.47%      0.00%      0.47%
----------------------------------------------------------------------------------------------------------------
 BlackRock Bond Income Portfolio (Class B)    0.40%       0.25%         0.07%      0.72%      0.00%      0.72%
----------------------------------------------------------------------------------------------------------------
 BlackRock Money Market Portfolio             0.35%       0.00%         0.07%      0.42%      0.01%      0.41%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 Capital Guardian U.S. Equity Portfolio       0.67%       0.00%         0.06%      0.73%      0.00%      0.73%
----------------------------------------------------------------------------------------------------------------
 Davis Venture Value Portfolio                0.72%       0.00%         0.04%      0.76%      0.00%      0.76%
----------------------------------------------------------------------------------------------------------------
 FI International Stock Portfolio             0.86%       0.00%         0.20%      1.06%      0.00%      1.06%
----------------------------------------------------------------------------------------------------------------
 Jennison Growth Portfolio                    0.64%       0.00%         0.05%      0.69%      0.00%      0.69%
----------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Portfolio (4)            0.57%       0.00%         0.16%      0.73%      0.00%      0.73%
----------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Equity Portfolio
   (Class B)                                  0.60%       0.25%         0.33%      1.18%      0.00%      1.18%
----------------------------------------------------------------------------------------------------------------
 T. Rowe Price Large Cap Growth Portfolio     0.60%       0.00%         0.12%      0.72%      0.00%      0.72%
----------------------------------------------------------------------------------------------------------------
 T. Rowe Price Small Cap Growth Portfolio     0.51%       0.00%         0.09%      0.60%      0.00%      0.60%
----------------------------------------------------------------------------------------------------------------
 Western Asset Management Strategic Bond
   Opportunities Portfolio                    0.65%       0.00%         0.10%      0.75%      0.00%      0.75%
----------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB)
----------------------------------------------------------------------------------------------------------------
 Putnam VT Equity Income Fund                 0.65%       0.25%         0.17%      1.07%      0.00%      1.07%
----------------------------------------------------------------------------------------------------------------


The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2006, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the investment portfolios. Each of these arrangements terminates on April 30, 2007 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. The information provided is for the year ended December 31, 2005.


(1) The management fee has been restated to reflect a new management fee schedule that became effective on January 1, 2006.

(2) Due to certain brokerage commission recaptures not shown in the table, actual Net Total Annual Portfolio Expenses for the Lord Abbett Growth Opportunities Portfolio were 0.90% for the year ended December 31, 2005.

(3) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers of portfolio expenses. The amounts repaid per portfolio are: 0.05% for the MFS Research International Portfolio; 0.05% for the Oppenheimer Capital Appreciation Portfolio; and 0.01% for the PIMCO Total Return Portfolio.

(4) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
         (a)$802                    (a)$1,373                   (a)$2,018                   (a)$3,291
         (b)$691                    (b)$1,040                   (b)$1,464                   (b)$2,193


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
         (a)$302                     (a)$923                    (a)$1,568                   (a)$3,291
         (b)$191                     (b)$590                    (b)$1,014                   (b)$2,193


The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

1.  THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract issued by MetLife Investors. Currently, MetLife Investors is not offering this contract for new sales. However, you may continue to make additional purchase payments to your contract.

An annuity is a contract between you, the owner, and an insurance company (in this case MetLife Investors), where the insurance company promises to pay an income to you, in the form of annuity payments. Annuity payments must begin on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from TAX DEFERRAL. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, on the investment performance of the investment portfolios you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.

The contract also contains a FIXED ACCOUNT. The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by MetLife Investors. MetLife Investors guarantees that the interest rate credited to the fixed account will not be less than 3% per year with respect to contracts issued on or after May 1, 1996. If you select the fixed account, your money will be placed with the other general assets of MetLife Investors, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying MetLife Investors in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information."

MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other Contract Owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (i.e., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by Contract Owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."

2.  ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as annuity payments). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.

ANNUITY PAYMENTS

You will receive ANNUITY PAYMENTS during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs and may be changed by us). The ANNUITANT is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

..  fixed account,

..  the investment portfolio(s) or

..  a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment rate used in the annuity table for the contract, and

3) the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment, except in New Jersey ($2,000 if the contract is issued in Massachusetts or Texas). In that case, MetLife Investors may pay your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month ($20 in Texas), MetLife Investors has the right to change the frequency of payments so that your annuity payments are at least $100 ($20 in Texas).

ANNUITY OPTIONS

You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to MetLife Investors. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or only two annuity payments if death occurs before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 5, 10 OR 20 YEARS GUARANTEED. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive. If both Annuitants die after the first payment and before the second payment, then we will make only one payment.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the contract value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the contract value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

3.  PURCHASE

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The maximum aggregate purchase payments we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more during the accumulation phase. MetLife Investors reserves the right to reject any purchase payment (except in New Jersey).

ALLOCATION OF PURCHASE PAYMENTS

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum allocation requirement for the fixed account and for each investment portfolio.

If you make additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern Time.

ACCUMULATION UNITS

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an ANNUITY UNIT.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value of an investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value of an investment portfolio for the previous business day, and

2) multiplying it by one minus the daily amount of the insurance charges and any charges for each day since the last business day for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 P.M. Eastern
Time) and then credit your contract.

EXAMPLE:

  On Monday we receive an additional purchase payment of $5,000 from you before 4:00 P.M. Eastern Time. You have told us you want this to go to the Lord Abbett Bond Debenture Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Bond Debenture Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Bond Debenture Portfolio.

ACCOUNT VALUE

Account Value is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

4.  INVESTMENT OPTIONS

The contract offers the INVESTMENT PORTFOLIOS which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Currently, you can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL

INFORMATION) BY ACCESSING THE SECURITIES & EXCHANGE COMMISSION WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES AND STRATEGIES.

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. An investment portfolio may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with MetLife Investors. Certain investment portfolios may also be sold directly to qualified plans. The investment portfolios believe that offering their shares in this manner will not be disadvantageous to you.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliates, Met Investors Advisory LLC and MetLife Advisers LLC) or subadviser of an investment portfolio or its affiliates may compensate us and/or certain of our affiliates for administrative or other services relating to the investment portfolios. The amount of the compensation is not deducted from investment portfolio assets and does not decrease the investment portfolio's investment return. The amount of the compensation is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the contracts.


We and certain of our affiliated insurance companies are joint owners of our affiliated investment advisers, Met Investors Advisory LLC and MetLife Advisers LLC, which are formed as "limited liability companies." Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from an investment portfolio. We may benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Fund Expenses" for information on the management fees paid to the advisers and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.)

Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") The payments are deducted from the assets of the investment portfolios and are paid to our Distributor. These payments decrease the investment portfolio's investment return.

HOW WE SELECT THE INVESTMENT PORTFOLIOS. We select the investment portfolios offered through the contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or sub-adviser is one of our affiliates or whether the investment portfolio, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included investment portfolios based on recommendations made by selling firms through which the contract is sold. We review the investment portfolios periodically and may remove a investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. We do not provide investment advice and do not recommend or endorse any particular investment portfolio.


AIM VARIABLE INSURANCE FUNDS (SERIES I)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. AIM Advisors, Inc. is the investment adviser to each portfolio. The following Series I portfolio is available under the contract:


 AIM V.I. International Growth Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)


Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the fund. The following Initial Class portfolios are available under the contract:


 VIP Equity-Income Portfolio
 VIP Growth Opportunities Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Templeton Variable Insurance Products Trust currently consists of 22 separate series (the Fund or Funds). Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund; and Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following Class 1 portfolios are available under the contract:


 Templeton Developing Markets Securities Fund
 Templeton Foreign Securities Fund

 Templeton Growth Securities Fund


MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))


Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:


 Janus Aggressive Growth Portfolio
 Lord Abbett America's Value Portfolio (Class B)
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Growth Opportunities Portfolio
 Lord Abbett Mid-Cap Value Portfolio
 Met/Putnam Capital Opportunities Portfolio
 MFS(R) Research International Portfolio
 Neuberger Berman Real Estate Portfolio
 Oppenheimer Capital Appreciation Portfolio (Class A and Class B)
 PIMCO Total Return Portfolio
 Van Kampen Comstock Portfolio (Class B)

METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B AS NOTED))


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:


 BlackRock Bond Income Portfolio (Class A and Class B)
 BlackRock Money Market Portfolio
 Capital Guardian U.S. Equity Portfolio
 Davis Venture Value Portfolio
 FI International Stock Portfolio
 Jennison Growth Portfolio
 MFS(R) Total Return Portfolio
 Oppenheimer Global Equity Portfolio (Class B)
 T. Rowe Price Large Cap Growth Portfolio
 T. Rowe Price Small Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio

PUTNAM VARIABLE TRUST (CLASS IB)


Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:


 Putnam VT Equity Income Fund



TRANSFERS

You can transfer a portion of your account value among the fixed account and the investment portfolios.

MetLife Investors has reserved the right during the year to terminate or modify the transfer provisions described below, subject to applicable Federal and state laws and regulations. (See "Investment Options - Market Timing.")

TELEPHONE TRANSFERS. You and/or your registered representative on your behalf, can make transfers by telephone, Internet or other means acceptable to MetLife Investors. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless MetLife Investors is instructed otherwise, MetLife Investors will accept instructions from either you or the other owner. MetLife Investors will use reasonable procedures to confirm that instructions given us by telephone are genuine. MetLife Investors may tape record telephone instructions. We will consider telephone and Internet transfer requests received after 4:00 P.M. Eastern Time to be received the following business day.

TRANSFERS DURING THE ACCUMULATION PHASE. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.

2. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

3. Your request for transfer must clearly state how much the transfer is for.

4. You cannot make any transfers within 7 calendar days of the annuity date.

TRANSFERS DURING THE INCOME PHASE. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

MARKET TIMING


Frequent requests from Contract Owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the investment portfolio and the reflection of that change in the investment portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the AIM V.I. International Growth, Templeton Developing Markets Securities, Templeton Foreign Securities and Templeton Growth Securities Funds; the Lord Abbett Bond Debenture, Met/Putnam Capital Opportunities, MFS Research International, FI International Stock, Oppenheimer Global Equity, T. Rowe Price Small Cap Growth and Western Asset Management Strategic Bond Opportunities Portfolios), and we monitor transfer activity in those investment portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time.

For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high-yield portfolios, in a 12-month period there were (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving any portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain criteria.



We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those investment portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified portfolios under that Contract to be submitted with an original signature.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver or special arrangement.



The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios. However, under rules recently adopted by the Securities Exchange Commission, effective October 16, 2006 we will be required to: (1) enter into a written agreement with each investment portfolio or its principal underwriter that will obligate us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instruction from the investment portfolio to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the investment portfolio.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that some investment portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus Contract Owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the investment portfolios.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the BlackRock Money Market Portfolio or the fixed account to any of the other investment portfolio(s) you select. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the BlackRock Money Market Portfolio or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. Currently, MetLife Investors does not charge for participating in the Dollar Cost Averaging Program. MetLife Investors will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 or 12 months at the time you bought the contract.

MetLife Investors reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Automatic Rebalancing Program at the same time. MetLife Investors may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. An automatic rebalancing program is intended to transfer contract value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits nor does it assure that you will not have losses. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st business day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. Currently, MetLife Investors does not charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

  Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Lord Abbett Growth and Income Portfolio. Over the next
  2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, MetLife Investors will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Lord Abbett Growth and Income Portfolio to increase those holdings to 60%.

VOTING RIGHTS

MetLife Investors is the legal owner of the investment portfolio shares. However, MetLife Investors believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should MetLife Investors determine that it is no longer required to comply with the above, it will vote the shares in its own right.

SUBSTITUTION

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.

5.  EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

Each day, MetLife Investors makes a deduction for its insurance charges. MetLife Investors does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

..  the mortality and expense risk premium, and

..  the administrative expense charge.

MORTALITY AND EXPENSE RISK PREMIUM. This charge is equivalent, on an annual basis, to 1.25% of the average daily net asset value of each investment portfolio. This charge is for the insurance benefits, e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then MetLife Investors will bear the loss. MetLife Investors does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. MetLife Investors may use any profits it makes from this charge to pay for the costs of distributing the contract.

ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of the each investment portfolio. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. MetLife Investors does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, MetLife Investors will bear the loss.

CONTRACT MAINTENANCE CHARGE

During the accumulation phase, every year on the anniversary of the date when your contract was issued, MetLife Investors deducts $30 from your contract as a contract maintenance charge. (In South Carolina, the charge is the lesser of $30 or 2% of the value of the contract.) This charge is for administrative expenses (see above). This charge cannot be increased.

MetLife Investors will not deduct this charge during the accumulation phase if when the deduction is to be made, the value of your contract is $50,000 or more. MetLife Investors may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted.

A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

WITHDRAWAL CHARGE

During the accumulation phase, you can make withdrawals from your contract. MetLife Investors keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal (in New Jersey, on the day MetLife Investors processes the withdrawal) the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After MetLife Investors has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. MetLife Investors does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

..  10% of purchase payments free.

.. Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

..  Earnings in the contract free.

.. Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

MetLife Investors does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

GENERAL. MetLife Investors may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with MetLife Investors. MetLife Investors may not deduct a withdrawal charge under a contract issued to an officer, director or employee of MetLife Investors or any of its affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract.

NURSING HOME WAIVER. After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, MetLife Investors will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract (confinement must begin after the first contract anniversary) if you want to take advantage of this provision. This is called the Nursing Home Waiver. This provision is not available in all states.

PREMIUM TAXES AND OTHER TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. MetLife Investors is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is MetLife Investors' current practice to not charge anyone for these taxes until annuity payments begin. MetLife Investors may, some time in the future, discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5%, depending on the state.

We also reserve the right to deduct from purchase payments, contract values, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less.

If the transfer is part of the Dollar Cost Averaging Program or the Automatic Rebalancing Program, it will not count in determining the transfer fee.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and in the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.

An investment portfolio may assess a redemption fee up to 2% on assets that are redeemed out of an investment portfolio in connection with a withdrawal or transfer. Each investment portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the investment portfolio and is not retained by us. The redemption fee will be deducted from your account value. For more information, see the investment portfolio prospectus.

6.  ACCESS TO YOUR MONEY

You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1)by making a withdrawal (either a partial or a complete withdrawal);

(2)by electing to receive annuity payments; or

(3)when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when MetLife Investors receives a written request for a withdrawal prior to the close of trading on the New York Stock Exchange (currently 4:00 P.M. Eastern Time):

..  less any applicable withdrawal charge,

..  less any premium tax, and

..  less any contract maintenance charge.

Unless you instruct MetLife Investors otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account. Under most circumstances, the amount of any partial withdrawal must be for at least $500. MetLife Investors requires that after a withdrawal is made you keep at least $500 in any selected investment portfolio. If the remaining withdrawal value would be less than $500 ($1,000 in New Jersey) after you make a partial withdrawal, the partial withdrawal amount will be the remaining withdrawal value.

When you make a withdrawal, the amount of the death benefit may be reduced. See "Death Benefits."

There are limits to the amount you can withdraw from qualified plans, including 403(b) plans. For a more complete explanation see "Federal Income Tax Status" and the discussion in the Statement of Additional Information.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. MetLife Investors does not have any charge for this program, but reserves the right to charge in the future. While the Systematic Withdrawal Program is in effect, you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. (SEE "FEDERAL INCOME TAX STATUS.")

SUSPENSION OF PAYMENTS OR TRANSFERS

MetLife Investors may be required to suspend or postpone payments for withdrawals or transfers for any period when:

.. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

..  trading on the New York Stock Exchange is restricted;

.. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or MetLife Investors cannot reasonably value the shares of the investment portfolios; or

.. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

MetLife Investors has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

7.  PERFORMANCE

MetLife Investors periodically advertises performance of the various investment portfolios. MetLife Investors will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and investment portfolio expenses.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustration, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.

8.  DEATH BENEFIT

UPON YOUR DEATH

If you die before annuity payments begin, MetLife Investors will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

For contracts issued on or after May 1, 1999, you can select Death Benefit Option B or E. If you do not choose an option on the forms provided by MetLife Investors, Option E will be your death benefit. If, at the time you buy the contract, the endorsement for Death Benefit Option E is not approved in your state, you can select Death Benefit Option A or B. If you do not choose an option on the forms provided by MetLife Investors, Option A will be your death benefit.

If your contract was issued before May 1, 1998, you were given the opportunity to choose Death Benefit Option B or C on your next contract anniversary after May 1, 1998 (or during a 60 day period after both options were approved in your state). If you did not make an election during such time period, your death benefit was automatically enhanced to Death Benefit Option B. If on May 1, 1998, you or your joint owner were 80 or older, you were unaffected by the changes in the death benefits and Option D continues to be your death benefit.

From May 1, 1998, to April 30, 1999, at the time you bought the contract, you were given the opportunity to select Death Benefit Option A or B. If you did not choose an option on the forms provided by MetLife Investors, Option A is your death benefit.

The death benefits are described below. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

DEATH BENEFIT OPTION A:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary prior to the date of your or your joint owner's death, and on each day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The following example describes the effect of a withdrawal on the GACV:

Example: Assumed facts for example:

$10,000 current GACV
$8,000 contract value
$2,100 partial withdrawal ($ 2,000 withdrawal + $100 withdrawal charge)

New GACV = $10,000 - [($2,100/$8,000) X $10,000] which results in the current
GACV of $10,000 being reduced by $2,625

The new GACV is $7,375.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary on or before your, or your joint owner's, 80th birthday, and on each day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the example above explains the effect of a withdrawal on the GACV.

DEATH BENEFIT OPTION B:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until the date of death; or

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values of your contract resulting from taking the contract value on any five (5) year contract anniversary prior to your, or your joint owner's death; plus any payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made on or before your, or your joint owner's, 80th birthday, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until you, or your joint owner, reach age 80, plus any subsequent purchase payments, less any subsequent withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values of the contract resulting from taking the contract value on any prior five (5) year contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) made after that contract anniversary.

DEATH BENEFIT OPTION C:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest adjusted contract value (GACV) as determined below.

The GACV is initially the death benefit determined as of the day MetLife Investors receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary prior to your or your joint owner's death and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The GACV as determined below.

The GACV is initially the death benefit determined as of the day MetLife Investors receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary on or before your, or your joint owner's, 80th birthday, and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal, multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.

DEATH BENEFIT OPTION D:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greater of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until the date of death; or

2. The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent five year anniversary before the date of death, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

After you, or your joint owner, reaches age 80, the death benefit will be the greater of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until you, or your joint owner, reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent five year anniversary on or before you or your joint owner reaches 80, plus any purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

DEATH BENEFIT OPTION E:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any contract anniversary prior to your, or your joint owner's death; plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any prior contract anniversary on or before your, or your joint owner's 80th birthday; plus any purchase payments you made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) you made after that contract anniversary.

CHECK YOUR CONTRACT AND APPLICABLE ENDORSEMENT FOR YOUR DEATH BENEFIT.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from individual accounts. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may be able to choose any available optional death benefit under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached
70 1/2 (which may be more or less than five years after the annuitant's death). See "Federal Income Tax Status."

Payment under an annuity option may only be elected during the 60 day period beginning with the date MetLife Investors receives proof of death. If MetLife Investors does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.

DEATH OF ANNUITANT

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

9.  FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "QUALIFIED CONTRACT." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "NON-QUALIFIED CONTRACT."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

..  made on or after the taxpayer reaches age 59 1/2;

..  made on or after the death of an owner;

..  attributable to the taxpayer's becoming disabled;

.. made as part of a series of substantially equal periodic payments (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

.. under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information and "Federal Income Tax Status" for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA'S). IRA's, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2005, $4,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract, together with the death benefit options and the IRA endorsement, has not been submitted to the Internal Revenue Service (IRS) for approval. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2005 (as may be increased in future years for cost of living adjustments). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


SECTION 457(B) PLANS. An eligible 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the contract, you should keep in mind that the value of a variable annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the variable annuity contract, the value of the variable annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a variable annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. Federal income tax consequences to variable annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from variable annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

10. OTHER INFORMATION

METLIFE INVESTORS

MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Company changed its name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

We are licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

MetLife Investors has established a separate account, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 5 Park Plaza, Suite 1900, Irvine, California 92614, for the distribution of the contracts. We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

SELLING FIRMS

We and Distributor have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our General

Account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS

We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales by selling firms is 5.75% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.00% of account value (less purchase payments received within the previous 12 months). We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as annuity payments). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

JOINT OWNER. The contract can be owned by JOINT OWNERS. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY

The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

You can assign the contract at any time during your lifetime. MetLife Investors will not be bound by the assignment until it receives the written notice of the assignment. MetLife Investors will not be liable for any payment or other action it takes in accordance with the contract before it receives notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

The consolidated financial statements of MetLife Investors and the financial statements of the Separate Account have been included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

   Company
   Experts
   Custodian


   Distribution
   Calculation of Performance Information
   Annuity Provisions
   Tax Status of the Contracts
   Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.

                                          AUV AT    AUV AT   ACCUM. UNITS
                                         BEGINNING    END       END OF
                                         OF PERIOD OF PERIOD    PERIOD
      -------------------------------------------------------------------
      AIM V.I. - CAPITAL APPRECIATION FUND - SERIES I
         01/01/1998    to    12/31/1998    10.00     11.77      183,488
         01/01/1999    to    12/31/1999    11.77     16.79      901,235
         01/01/2000    to    12/31/2000    16.79     14.75    3,126,329
         01/01/2001    to    12/31/2001    14.75     11.18    3,737,754
         01/01/2002    to    12/31/2002    11.18      8.34    3,126,907
         01/01/2003    to    12/31/2003     8.34     10.65    2,649,823
         01/01/2004    to    12/31/2004    10.65     11.20    2,158,509
         01/01/2005    to    12/31/2005    11.20     12.02    1,652,443
      -------------------------------------------------------------------
      AIM V.I. - INTERNATIONAL GROWTH FUND - SERIES I
         01/01/1998    to    12/31/1998    10.00     11.39      204,072
         01/01/1999    to    12/31/1999    11.39     17.42      277,998
         01/01/2000    to    12/31/2000    17.42     12.64      604,303
         01/01/2001    to    12/31/2001    12.64      9.55      664,626
         01/01/2002    to    12/31/2002     9.55      7.94      568,165
         01/01/2003    to    12/31/2003     7.94     10.11      476,838
         01/01/2004    to    12/31/2004    10.11     12.36      396,902
         01/01/2005    to    12/31/2005    12.36     14.38      361,297
      -------------------------------------------------------------------
      AIM V.I. - PREMIER EQUITY FUND - SERIES I
         01/01/1998    to    12/31/1998    10.00     13.06      521,890
         01/01/1999    to    12/31/1999    13.06     16.73    2,544,761
         01/01/2000    to    12/31/2000    16.73     14.08    5,573,084
         01/01/2001    to    12/31/2001    14.08     12.15    6,321,722
         01/01/2002    to    12/31/2002    12.15      8.36    5,277,324
         01/01/2003    to    12/31/2003     8.36     10.31    4,466,131
         01/01/2004    to    04/30/2004    10.31     10.12    4,181,195
      -------------------------------------------------------------------
      ALLIANCE BERNSTEIN VPS PREMIER GROWTH - CLASS A
      (NOW MIST JANUS AGGRESSIVE GROWTH)
         01/01/1998    to    12/31/1998    10.00     14.60      667,854
         01/01/1999    to    12/31/1999    14.60     19.04    2,065,459
         01/01/2000    to    12/31/2000    19.04     15.67    3,937,242
         01/01/2001    to    12/31/2001    15.67     12.79    4,644,437
         01/01/2002    to    12/31/2002    12.79      8.75    3,763,649
         01/01/2003    to    12/31/2003     8.75     10.67    3,417,300
         01/01/2004    to    04/30/2004    10.67     10.56    3,293,839
      -------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                            AUV AT      AUV AT     ACCUM. UNITS
                                           BEGINNING      END         END OF
                                           OF PERIOD   OF PERIOD      PERIOD
      ---------------------------------------------------------------------------
      ALLIANCE BERNSTEIN VPS REAL ESTATE INVEST - CLASS A
      (NOW NEUBERGER BERMAN REAL ESTATE)
         01/01/1998    to    12/31/1998      10.00        7.99        191,411
         01/01/1999    to    12/31/1999       7.99        7.47        475,475
         01/01/2000    to    12/31/2000       7.47        9.34        941,017
         01/01/2001    to    12/31/2001       9.34       10.20      1,096,694
         01/01/2002    to    12/31/2002      10.20       10.32      1,012,013
         01/01/2003    to    12/31/2003      10.32       14.18        936,692
         01/01/2004    to    12/31/2004      14.18       18.96        762,560
         01/01/2005    to    04/29/2005      18.96       18.21        693,766
      ---------------------------------------------------------------------------
      DWS (FORMERLY SCUDDER SVS II) DREMAN HIGH RETURN EQUITY VIP - CLASS A
         05/15/1998    to    12/31/1998      10.00       10.49          9,223
         01/01/1999    to    12/31/1999      10.49        9.19         18,808
         01/01/2000    to    12/31/2000       9.19       11.83         11,685
         01/01/2001    to    12/31/2001      11.83       11.86         11,398
         01/01/2002    to    12/31/2002      11.86        9.58         26,662
         01/01/2003    to    12/31/2003       9.58       12.47         18,967
         01/01/2004    to    04/30/2004      12.47       12.44         18,839
      ---------------------------------------------------------------------------
      DWS (FORMERLY SCUDDER SVS II) DREMAN SMALL CAP VALUE VIP - CLASS A
      (NOW MIST THIRD AVENUE SMALL CAP VALUE - CLASS A)
         01/01/1998    to    12/31/1998      10.00        8.75        245,092
         01/01/1999    to    12/31/1999       8.75        8.87        496,083
         01/01/2000    to    12/31/2000       8.87        9.10        518,884
         01/01/2001    to    12/31/2001       9.10       10.58        524,101
         01/01/2002    to    12/31/2002      10.58        9.25        495,020
         01/01/2003    to    12/31/2003       9.25       12.95        407,422
         01/01/2004    to    12/31/2004      12.95       16.10        245,905
         01/01/2005    to    04/29/2005      16.10       15.12        225,068
      ---------------------------------------------------------------------------
      DWS (FORMERLY SCUDDER SVS II) GOVERNMENT & AGENCY SECURITIES VIP - CLASS A
         01/01/1998    to    12/31/1998      10.00       10.56         59,712
         01/01/1999    to    12/31/1999      10.56       10.48        218,804
         01/01/2000    to    12/31/2000      10.48       11.47        201,531
         01/01/2001    to    12/31/2001      11.47       12.24        227,714
         01/01/2002    to    12/31/2002      12.24       13.04        260,901
         01/01/2003    to    12/31/2003      13.04       13.15        190,394
         01/01/2004    to    12/31/2004      13.15       13.46        135,211
         01/01/2005    to    12/31/2005      13.46       13.61        104,232
      ---------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                          AUV AT    AUV AT   ACCUM. UNITS
                                         BEGINNING    END       END OF
                                         OF PERIOD OF PERIOD    PERIOD
      -------------------------------------------------------------------
      DWS (FORMERLY SCUDDER SVS II) SMALL CAP GROWTH VIP - CLASS A
         01/01/1998    to    12/31/1998    10.00     11.68      76,492
         01/01/1999    to    12/31/1999    11.68     15.49     113,560
         01/01/2000    to    12/31/2000    15.49     13.64     249,067
         01/01/2001    to    12/31/2001    13.64      9.58     262,419
         01/01/2002    to    12/31/2002     9.58      6.29     236,462
         01/01/2003    to    12/31/2003     6.29      8.24     245,672
         01/01/2004    to    12/31/2004     8.24      9.02     202,226
         01/01/2005    to    12/31/2005     9.02      9.53     158,987
      -------------------------------------------------------------------
      FIDELITY VIP CONTRAFUND
         02/17/1998    to    12/31/1998    10.00     12.36      32,354
         01/01/1999    to    12/31/1999    12.36     15.14     119,923
         01/01/2000    to    12/31/2000    15.14     13.93     279,709
         01/01/2001    to    12/31/2001    13.93     12.06     295,900
         01/01/2002    to    12/31/2002    12.06     10.78     266,313
         01/01/2003    to    12/31/2003    10.78     13.65     252,860
         01/01/2004    to    12/31/2004    13.65     15.55     208,701
         01/01/2005    to    04/29/2005    15.55     15.03     220,480
      -------------------------------------------------------------------
      FIDELITY VIP EQUITY-INCOME - INITIAL CLASS
         02/17/1998    to    12/31/1998    10.00     10.63      24,132
         01/01/1999    to    12/31/1999    10.63     11.14     110,182
         01/01/2000    to    12/31/2000    11.14     11.91     166,995
         01/01/2001    to    12/31/2001    11.91     11.16     207,842
         01/01/2002    to    12/31/2002    11.16      9.14     182,656
         01/01/2003    to    12/31/2003     9.14     11.75     162,472
         01/01/2004    to    12/31/2004    11.75     12.92     135,230
         01/01/2005    to    12/31/2005    12.92     13.49     112,188
      -------------------------------------------------------------------
      FIDELITY VIP GROWTH - INITIAL CLASS
         02/17/1998    to    12/31/1998    10.00     13.08       6,748
         01/01/1999    to    12/31/1999    13.08     17.72     103,240
         01/01/2000    to    12/31/2000    17.72     15.56     232,002
         01/01/2001    to    12/31/2001    15.56     12.63     295,355
         01/01/2002    to    12/31/2002    12.63      8.71     252,608
         01/01/2003    to    12/31/2003     8.71     11.40     216,529
         01/01/2004    to    12/31/2004    11.40     11.63     188,866
         01/01/2005    to    12/31/2005    11.63     12.13     132,056
      -------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          AUV AT    AUV AT   ACCUM. UNITS
                                         BEGINNING    END       END OF
                                         OF PERIOD OF PERIOD    PERIOD
      -------------------------------------------------------------------
      FIDELITY VIP GROWTH & INCOME - INITIAL CLASS
         02/17/1998    to    12/31/1998    10.00     12.20       69,833
         01/01/1999    to    12/31/1999    12.20     13.14      188,911
         01/01/2000    to    12/31/2000    13.14     12.49      262,946
         01/01/2001    to    12/31/2001    12.49     11.23      237,682
         01/01/2002    to    12/31/2002    11.23      9.24      215,072
         01/01/2003    to    12/31/2003     9.24     11.27      195,123
         01/01/2004    to    12/31/2004    11.27     11.76      164,353
         01/01/2005    to    12/31/2005    11.76     12.48      103,638
      -------------------------------------------------------------------
      FIDELITY VIP GROWTH OPPORTUNITIES - INITIAL CLASS
         02/17/1998    to    12/31/1998    10.00     11.74        9,523
         01/01/1999    to    12/31/1999    11.74     12.07       60,394
         01/01/2000    to    12/31/2000    12.07      9.87       97,533
         01/01/2001    to    12/31/2001     9.87      8.33       96,742
         01/01/2002    to    12/31/2002     8.33      6.42       74,740
         01/01/2003    to    12/31/2003     6.42      8.22       65,087
         01/01/2004    to    12/31/2004     8.22      8.69       52,541
         01/01/2005    to    12/31/2005     8.69      9.33       37,228
      -------------------------------------------------------------------
      FIRSTAR BALANCED
         06/30/1997    to    12/31/1997    10.00     10.53       38,079
         01/01/1998    to    12/31/1998    10.53     11.77      286,511
         01/01/1999    to    12/31/1999    11.77     12.43      678,937
         01/01/2000    to    12/31/2000    12.43     12.47      665,772
         01/01/2001    to    12/14/2001    12.47     11.47      676,088
      -------------------------------------------------------------------
      FIRSTAR EQUITY INCOME
         06/30/1997    to    12/31/1997    10.00     11.19       49,725
         01/01/1998    to    12/31/1998    11.19     12.07      286,953
         01/01/1999    to    12/31/1999    12.07     12.20      467,721
         01/01/2000    to    12/31/2000    12.20     13.80      435,002
         01/01/2001    to    12/14/2001    13.80     12.72      403,104
      -------------------------------------------------------------------
      FIRSTAR GROWTH & INCOME EQUITY
         06/30/1997    to    12/31/1997    10.00     10.76      121,673
         01/01/1998    to    12/31/1998    10.76     12.19      641,789
         01/01/1999    to    12/31/1999    12.19     13.97    1,072,066
         01/01/2000    to    12/31/2000    13.97     13.00    1,054,184
         01/01/2001    to    12/14/2001    13.00     10.02    1,047,473
      -------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          AUV AT    AUV AT   ACCUM. UNITS
                                         BEGINNING    END       END OF
                                         OF PERIOD OF PERIOD    PERIOD
      -------------------------------------------------------------------
      FRANKLIN TEMPLETON DEVELOPING MARKETS SECURITIES - CLASS 1
         05/01/1998    to    12/31/1998    10.00      7.55       89,960
         01/01/1999    to    12/31/1999     7.55     11.46      304,489
         01/01/2000    to    12/31/2000    11.46      7.71      697,304
         01/01/2001    to    12/31/2001     7.71      6.99      976,427
         01/01/2002    to    12/31/2002     6.99      6.89      843,855
         01/01/2003    to    12/31/2003     6.89     10.45      768,313
         01/01/2004    to    12/31/2004    10.45     12.86      663,058
         01/01/2005    to    12/31/2005    12.86     16.21      554,323
      -------------------------------------------------------------------
      FRANKLIN TEMPLETON FOREIGN SECURITIES - CLASS 1
         05/01/1998    to    12/31/1998    10.00      9.14      164,775
         01/01/1999    to    12/31/1999     9.14     11.15      826,137
         01/01/2000    to    12/31/2000    11.15     10.75    1,393,831
         01/01/2001    to    12/31/2001    10.75      8.93    1,553,542
         01/01/2002    to    12/31/2002     8.93      7.19    1,451,378
         01/01/2003    to    12/31/2003     7.19      9.39    1,450,366
         01/01/2004    to    12/31/2004     9.39     11.01    1,355,505
         01/01/2005    to    12/31/2005    11.01     12.00    1,211,193
      -------------------------------------------------------------------
      FRANKLIN TEMPLETON GLOBAL INCOME SECURITIES - CLASS 1
      (NOW MIST PIMCO TOTAL RETURN)
         03/01/1999    to    12/31/1999    10.00      9.68       33,720
         01/01/2000    to    12/31/2000     9.68     10.05       84,168
         01/01/2001    to    12/31/2001    10.05     10.17       92,996
         01/01/2002    to    12/31/2002    10.17     12.17       90,150
         01/01/2003    to    12/31/2003    12.17     14.73       85,639
         01/01/2004    to    04/30/2004    14.73     14.35       75,494
      -------------------------------------------------------------------
      FRANKLIN TEMPLETON GROWTH SECURITIES - CLASS 1
         01/19/1999    to    12/31/1999    10.00     12.56       42,835
         01/01/2000    to    12/31/2000    12.56     13.30      204,140
         01/01/2001    to    12/31/2001    13.30     12.99      249,434
         01/01/2002    to    12/31/2002    12.99     10.46      224,785
         01/01/2003    to    12/31/2003    10.46     13.68      200,039
         01/01/2004    to    12/31/2004    13.68     15.68      191,081
         01/01/2005    to    12/31/2005    15.68     16.86      139,670
      -------------------------------------------------------------------
      FRANKLIN TEMPLETON LARGE CAP GROWTH - CLASS 1
      (NOW MIST PIMCO TOTAL RETURN)
         03/01/1999    to    12/31/1999    10.00     14.67       69,488
         01/01/2000    to    12/31/2000    14.67     15.23       95,144
         01/01/2001    to    12/31/2001    15.23     13.32      505,404
         01/01/2002    to    12/31/2002    13.32     10.12      445,943
         01/01/2003    to    12/31/2003    10.12     12.69      389,275
         01/01/2004    to    04/30/2004    12.69     12.73      356,284
      -------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          AUV AT    AUV AT   ACCUM. UNITS
                                         BEGINNING    END       END OF
                                         OF PERIOD OF PERIOD    PERIOD
      -------------------------------------------------------------------
      FRANKLIN TEMPLETON MUTUAL SHARES SECURITIES - CLASS 1
         05/01/1998    to    12/31/1998    10.00      9.63      106,035
         01/01/1999    to    12/31/1999     9.63     10.41      247,806
         01/01/2000    to    12/31/2000    10.41     11.58      709,561
         01/01/2001    to    12/31/2001    11.58     12.25    1,022,355
         01/01/2002    to    12/31/2002    12.25     10.69      874,411
         01/01/2003    to    12/31/2003    10.69     13.22      810,909
         01/01/2004    to    04/30/2004    13.22     13.44      799,072
      -------------------------------------------------------------------
      FRANKLIN TEMPLETON SMALL CAP - CLASS 1
      (NOW MSF T. ROWE PRICE SMALL CAP GROWTH)
         03/01/1999    to    12/31/1999    10.00     17.68       55,398
         01/01/2000    to    12/31/2000    17.68     14.58      338,504
         01/01/2001    to    12/31/2001    14.58     12.22      405,503
         01/01/2002    to    12/31/2002    12.22      8.61      426,059
         01/01/2003    to    12/31/2003     8.61     11.69      420,674
         01/01/2004    to    04/30/2004    11.69     11.92      403,327
      -------------------------------------------------------------------
      GACC MONEY MARKET (NOW MSF BLACKROCK MONEY MARKET)
         06/03/1996    to    12/31/1996    10.00     10.23       34,964
         01/01/1997    to    12/31/1997    10.23     10.67      311,051
         01/01/1998    to    12/31/1998    10.67     11.11    1,473,737
         01/01/1999    to    12/31/1999    11.11     11.53    3,709,173
         01/01/2000    to    12/31/2000    11.53     12.10    2,265,284
         01/01/2001    to    12/31/2001    12.10     12.41    2,923,506
         01/01/2002    to    12/31/2002    12.41     12.44    2,887,332
         01/01/2003    to    04/25/2003    12.44     12.43    2,879,801
      -------------------------------------------------------------------
      MFS BOND SERIES - INITIAL CLASS
      (NOW MIST PIMCO TOTAL RETURN)
         05/15/1998    to    12/31/1998    10.00     10.49       16,538
         01/01/1999    to    12/31/1999    10.49     10.18       21,525
         01/01/2000    to    12/31/2000    10.18     10.97      148,025
         01/01/2001    to    12/31/2001    10.97     11.76      147,949
         01/01/2002    to    12/31/2002    11.76     12.63      100,188
         01/01/2003    to    12/31/2003    12.63     13.62       74,664
         01/01/2004    to    04/30/2004    13.62     13.59       65,273
      -------------------------------------------------------------------
      MFS/VIT EMERGING GROWTH SERIES - INITIAL CLASS
      (NOW MSF T. ROWE PRICE LARGE CAP GROWTH)
         01/01/1998    to    12/31/1998    10.00     13.23      539,659
         01/01/1999    to    12/31/1999    13.23     23.06    1,237,361
         01/01/2000    to    12/31/2000    23.06     18.28    1,710,417
         01/01/2001    to    12/31/2001    18.28     11.99    1,651,486
         01/01/2002    to    12/31/2002    11.99      7.83    1,337,953
         01/01/2003    to    12/31/2003     7.83     10.06    1,168,700
         01/01/2004    to    04/30/2004    10.06     10.27    1,091,223
      -------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          AUV AT    AUV AT   ACCUM. UNITS
                                         BEGINNING    END       END OF
                                         OF PERIOD OF PERIOD    PERIOD
      -------------------------------------------------------------------
      MFS/VIT HIGH INCOME SERIES - INITIAL CLASS
         01/01/1998    to    12/31/1998    10.00      9.85      219,209
         01/01/1999    to    12/31/1999     9.85     10.33      437,876
         01/01/2000    to    12/31/2000    10.33      9.51      546,225
         01/01/2001    to    12/31/2001     9.51      9.57      780,005
         01/01/2002    to    12/31/2002     9.57      9.68      853,177
         01/01/2003    to    12/31/2003     9.68     11.26      863,525
         01/01/2004    to    12/31/2004    11.26     12.12      676,432
         01/01/2005    to    04/29/2005    12.12     11.74      634,726
      -------------------------------------------------------------------
      MFS/VIT INVESTORS TRUST SERIES - INITIAL CLASS
         01/01/1998    to    12/31/1998    10.00     12.07      581,434
         01/01/1999    to    12/31/1999    12.07     12.70    1,373,014
         01/01/2000    to    12/31/2000    12.70     12.50    2,041,279
         01/01/2001    to    12/31/2001    12.50     10.36    2,514,762
         01/01/2002    to    12/31/2002    10.36      8.07    2,271,135
         01/01/2003    to    12/31/2003     8.07      9.73    2,198,563
         01/01/2004    to    12/31/2004     9.73     10.68    1,775,231
         01/01/2005    to    04/29/2005    10.68     10.22    1,656,416
      -------------------------------------------------------------------
      MFS/VIT RESEARCH SERIES - INITIAL CLASS
      (NOW MIST OPPENHEIMER CAPITAL APPRECIATION)
         01/01/1998    to    12/31/1998    10.00     12.17      464,786
         01/01/1999    to    12/31/1999    12.17     14.89    1,098,586
         01/01/2000    to    12/31/2000    14.89     13.97    1,487,387
         01/01/2001    to    12/31/2001    13.97     10.85    1,538,541
         01/01/2002    to    12/31/2002    10.85      8.07    1,234,964
         01/01/2003    to    12/31/2003     8.07      9.93    1,049,818
         01/01/2004    to    04/30/2004     9.93     10.12    1,008,156
      -------------------------------------------------------------------
      MFS/VIT STRATEGIC INCOME SERIES - INITIAL CLASS
      (NOW MSF SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES)
         01/01/1998    to    12/31/1998    10.00     10.67        2,082
         01/01/1999    to    12/31/1999    10.67     10.26        7,473
         01/01/2000    to    12/31/2000    10.26     10.61       14,766
         01/01/2001    to    12/31/2001    10.61     10.96       20,273
         01/01/2002    to    12/31/2002    10.96     11.72      141,790
         01/01/2003    to    12/31/2003    11.72     12.75      136,455
         01/01/2004    to    04/30/2004    12.75     12.73      126,381
      -------------------------------------------------------------------
      MIST - JANUS AGGRESSIVE GROWTH - CLASS A
         05/01/2004    to    12/31/2004     9.08      9.89    3,095,338
         01/01/2005    to    12/31/2005     9.89     11.10    2,310,326
      -------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          AUV AT    AUV AT   ACCUM. UNITS
                                         BEGINNING    END       END OF
                                         OF PERIOD OF PERIOD    PERIOD
      -------------------------------------------------------------------
      MIST - J.P. MORGAN ENHANCED INDEX - CLASS A
         04/30/1996    to    12/31/1996    10.00     11.33     1,389,606
         01/01/1997    to    12/31/1997    11.33     14.89     1,473,929
         01/01/1998    to    12/31/1998    14.89     19.43     4,178,035
         01/01/1999    to    12/31/1999    19.43     22.55    10,050,149
         01/01/2000    to    12/31/2000    22.55     19.66    10,667,988
         01/01/2001    to    12/31/2001    19.66     17.18     9,604,542
         01/01/2002    to    12/31/2002    17.18     12.71     7,712,034
         01/01/2003    to    04/25/2003    12.71     13.03     7,219,008
      -------------------------------------------------------------------
      MIST - J.P. MORGAN INTERNATIONAL EQUITY - CLASS A
         04/30/1996    to    12/31/1996    10.21     10.97     1,306,892
         01/01/1997    to    12/31/1997    10.97     11.46     5,440,592
         01/01/1998    to    12/31/1998    11.46     12.89     7,309,325
         01/01/1999    to    12/31/1999    12.89     16.33     7,578,951
         01/01/2000    to    12/31/2000    16.33     13.41     7,802,123
         01/01/2001    to    12/31/2001    13.41     10.54     6,798,044
         01/01/2002    to    12/31/2002    10.54      8.69     5,234,918
         01/01/2003    to    04/25/2003     8.69      8.33     4,859,536
      -------------------------------------------------------------------
      MIST - J.P. MORGAN QUALITY BOND - CLASS A
         04/30/1996    to    12/31/1996     9.90     10.37       508,830
         01/01/1997    to    12/31/1997    10.37     11.16     1,433,081
         01/01/1998    to    12/31/1998    11.16     11.91     3,323,343
         01/01/1999    to    12/31/1999    11.91     11.57     7,608,610
         01/01/2000    to    12/31/2000    11.57     12.71     6,709,012
         01/01/2001    to    12/31/2001    12.71     13.41     6,655,731
         01/01/2002    to    12/31/2002    13.41     14.41     6,096,575
         01/01/2003    to    12/31/2003    14.41     14.78     5,085,444
         01/01/2004    to    11/19/2004    14.78     15.20     4,107,037
      -------------------------------------------------------------------
      MIST - J.P. MORGAN SELECT EQUITY - CLASS A
      (NOW MSF CAPITAL GUARDIAN U.S. EQUITY - CLASS A)
         04/30/1996    to    12/31/1996    10.08     10.84     2,044,523
         01/01/1997    to    12/31/1997    10.84     14.05     6,903,606
         01/01/1998    to    12/31/1998    14.05     16.99    10,544,818
         01/01/1999    to    12/31/1999    16.99     18.38    12,271,286
         01/01/2000    to    12/31/2000    18.38     17.00    12,047,555
         01/01/2001    to    12/31/2001    17.00     15.75    10,844,584
         01/01/2002    to    12/31/2002    15.75     11.55     8,484,458
         01/01/2003    to    12/31/2003    11.55     15.21     7,250,220
         01/01/2004    to    11/19/2004    15.21     16.41     5,985,944
      -------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          AUV AT    AUV AT   ACCUM. UNITS
                                         BEGINNING    END       END OF
                                         OF PERIOD OF PERIOD    PERIOD
      -------------------------------------------------------------------
      MIST - LARGE CAP RESEARCH - CLASS A
         01/01/1997    to    12/31/1997    10.00      9.90       124,559
         01/01/1998    to    12/31/1998     9.90     11.83     1,094,920
         01/01/1999    to    12/31/1999    11.83     14.64     2,260,424
         01/01/2000    to    12/31/2000    14.64     16.25     2,796,457
         01/01/2001    to    02/09/2001    16.25     16.10     2,874,281
      -------------------------------------------------------------------
      MIST - LORD ABBETT AMERICA'S VALUE - CLASS B
         05/01/2004    to    12/31/2004    12.32     13.92       611,462
         01/01/2005    to    12/31/2005    13.92     14.27       765,591
      -------------------------------------------------------------------
      MIST - LORD ABBETT BOND DEBENTURE - CLASS A
         04/30/1996    to    12/31/1996    10.00     11.29       659,663
         01/01/1997    to    12/31/1997    11.29     12.88     3,945,097
         01/01/1998    to    12/31/1998    12.88     13.50     8,184,894
         01/01/1999    to    12/31/1999    13.50     13.77    11,413,993
         01/01/2000    to    12/31/2000    13.77     13.68    10,379,151
         01/01/2001    to    12/31/2001    13.68     14.00     9,987,878
         01/01/2002    to    12/31/2002    14.00     13.76     9,082,056
         01/01/2003    to    12/31/2003    13.76     16.21     8,247,095
         01/01/2004    to    12/31/2004    16.21     17.33     6,997,284
         01/01/2005    to    12/31/2005    17.33     17.40     5,920,743
      -------------------------------------------------------------------
      MIST - LORD ABBETT DEVELOPING GROWTH - CLASS A
         08/19/1997    to    12/31/1997    10.00     10.53       148,658
         01/01/1998    to    12/31/1998    10.53     11.07     1,342,201
         01/01/1999    to    12/31/1999    11.07     14.45     2,153,899
         01/01/2000    to    12/31/2000    14.45     11.57     3,364,546
         01/01/2001    to    12/31/2001    11.57     10.63     3,007,893
         01/01/2002    to    12/31/2002    10.63      7.44     2,431,192
         01/01/2003    to    04/25/2003     7.44      7.48     2,306,133
      -------------------------------------------------------------------
      MIST - LORD ABBETT GROWTH AND INCOME - CLASS A
         01/08/1999    to    12/31/1999    35.90     39.46    21,128,621
         01/01/2000    to    12/31/2000    39.46     44.62    19,739,469
         01/01/2001    to    12/31/2001    44.62     41.48    19,653,991
         01/01/2002    to    12/31/2002    41.48     33.56    17,487,100
         01/01/2003    to    12/31/2003    33.56     43.37    18,337,534
         01/01/2004    to    12/31/2004    43.37     48.29    17,755,836
         01/01/2005    to    12/31/2005    48.29     49.37    14,382,114
      -------------------------------------------------------------------
      MIST - LORD ABBETT GROWTH OPPORTUNITIES - CLASS A
         05/01/2001    to    12/31/2001     9.64      8.83        85,446
         01/01/2002    to    12/31/2002     8.83      6.60       254,179
         01/01/2003    to    12/31/2003     6.60      8.87     2,811,310
         01/01/2004    to    12/31/2004     8.87      9.87     2,401,597
         01/01/2005    to    12/31/2005     9.87     10.19     1,863,080
      -------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                   AUV AT    AUV AT   ACCUM. UNITS
                                                  BEGINNING    END       END OF
                                                  OF PERIOD OF PERIOD    PERIOD
----------------------------------------------------------------------------------
MIST - LORD ABBETT MID-CAP VALUE - CLASS A
   08/19/1997    to    12/31/1997                   10.00     10.47      194,386
   01/01/1998    to    12/31/1998                   10.47     10.44    1,642,553
   01/01/1999    to    12/31/1999                   10.44     10.88    2,528,900
   01/01/2000    to    12/31/2000                   10.88     16.40    3,377,783
   01/01/2001    to    12/31/2001                   16.40     17.48    3,949,594
   01/01/2002    to    12/31/2002                   17.48     15.63    4,352,632
   01/01/2003    to    12/31/2003                   15.63     19.45    4,295,222
   01/01/2004    to    12/31/2004                   19.45     23.94    4,370,738
   01/01/2005    to    12/31/2005                   23.94     25.56    3,683,994
----------------------------------------------------------------------------------
MIST - MET/PUTNAM CAPITAL OPPORTUNITIES - CLASS A
   04/30/1996    to    12/31/1996                   10.51     11.31    1,237,405
   01/01/1997    to    12/31/1997                   11.31     13.49    3,940,243
   01/01/1998    to    12/31/1998                   13.49     12.58    5,532,610
   01/01/1999    to    12/31/1999                   12.58     17.93    5,435,852
   01/01/2000    to    12/31/2000                   17.93     15.82    5,473,303
   01/01/2001    to    12/31/2001                   15.82     14.28    4,744,773
   01/01/2002    to    12/31/2002                   14.28     11.12    3,725,339
   01/01/2003    to    12/31/2003                   11.12     14.12    3,095,716
   01/01/2004    to    12/31/2004                   14.12     16.50    2,474,085
   01/01/2005    to    12/31/2005                   16.50     17.91    1,914,223
----------------------------------------------------------------------------------
MIST - MFS RESEARCH INTERNATIONAL - CLASS A
   01/01/2003    to    12/31/2003                   10.00     13.28    3,703,698
   01/01/2004    to    12/31/2004                   13.28     15.69    3,605,317
   01/01/2005    to    12/31/2005                   15.69     18.07    3,955,480
----------------------------------------------------------------------------------
MIST - NEUBERGER BERMAN REAL ESTATE - CLASS A
   05/01/2005    to    12/31/2005                   18.16     20.89      577,966
----------------------------------------------------------------------------------
MIST - OPPENHEIMER CAPITAL APPRECIATION - CLASS A
   05/01/2004    to    12/31/2004                    9.63     10.24    1,419,760
   01/01/2005    to    12/31/2005                   10.24     10.60    3,198,574
----------------------------------------------------------------------------------
MIST - OPPENHEIMER CAPITAL APPRECIATION - CLASS B
   05/01/2005    to    12/31/2005                    7.95      8.63    1,490,314
----------------------------------------------------------------------------------
MIST - PIMCO TOTAL RETURN - CLASS A
   05/01/2004    to    12/31/2004                   11.76     12.21    5,497,879
   01/01/2005    to    12/31/2005                   12.21     12.34    4,580,153
----------------------------------------------------------------------------------
MIST - VAN KAMPEN COMSTOCK - CLASS B
   05/01/2005    to    12/31/2005                   10.00     10.48      956,701
----------------------------------------------------------------------------------
MSF - BLACKROCK BOND INCOME - CLASS A
   05/01/2004    to    12/31/2004                   45.55     47.26      208,616
   01/01/2005    to    12/31/2005                   47.26     47.73      204,201
----------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                               AUV AT    AUV AT   ACCUM. UNITS
                                              BEGINNING    END       END OF
                                              OF PERIOD OF PERIOD    PERIOD
 -----------------------------------------------------------------------------
 MSF - BLACKROCK MONEY MARKET - CLASS A
    01/01/2003    to    12/31/2003              10.01      9.96    2,218,170
    01/01/2004    to    12/31/2004               9.96      9.91    2,068,226
    01/01/2005    to    12/31/2005               9.91     10.06    1,455,551
 -----------------------------------------------------------------------------
 MSF - CAPITAL GUARDIAN U.S. EQUITY - CLASS A
    05/01/2003    to    12/31/2003               8.45     10.63      227,428
    01/01/2004    to    12/31/2004              10.63     11.45    8,961,130
    01/01/2005    to    12/31/2005              11.45     11.95    7,043,342
 -----------------------------------------------------------------------------
 MSF - DAVIS VENTURE VALUE - CLASS A
    05/01/2003    to    12/31/2003              22.55     28.43       62,347
    01/01/2004    to    12/31/2004              28.43     31.50       96,358
    01/01/2005    to    12/31/2005              31.50     34.26      144,107
 -----------------------------------------------------------------------------
 MSF - FI INTERNATIONAL STOCK - CLASS A
    09/11/2000    to    12/31/2000              10.00      9.41       21,346
    01/01/2001    to    12/31/2001               9.41      7.37       54,113
    01/01/2002    to    12/31/2002               7.37      5.99       44,695
    01/01/2003    to    12/31/2003               5.99      7.57       34,170
    01/01/2004    to    12/31/2004               7.57      8.82       49,871
    01/01/2005    to    12/31/2005               8.82     10.26       39,486
 -----------------------------------------------------------------------------
 MSF - JENNISON GROWTH - CLASS A
    05/01/2005    to    12/31/2005               4.16      5.01       68,816
 -----------------------------------------------------------------------------
 MSF - JENNISON GROWTH - CLASS B
    05/01/2004    to    12/31/2004               9.64     10.48    1,028,049
    01/01/2005    to    12/31/2005              10.48     11.73    1,242,714
 -----------------------------------------------------------------------------
 MSF - MET/PUTNAM VOYAGER - CLASS A
    09/11/2000    to    12/31/2000              10.00      7.34       22,721
    01/01/2001    to    12/31/2001               7.34      5.01      109,052
    01/01/2002    to    12/31/2002               5.01      3.51       85,734
    01/01/2003    to    12/31/2003               3.51      4.36       86,409
    01/01/2004    to    12/31/2004               4.36      4.51       75,528
    01/01/2005    to    04/29/2005               4.51      4.15       73,488
 -----------------------------------------------------------------------------
 MSF - MET/PUTNAM VOYAGER - CLASS B
    05/01/2003    to    12/31/2003              10.00     11.73       62,193
    01/01/2004    to    12/31/2004              11.73     12.11       91,991
    01/01/2005    to    4/29/2005               12.11     11.14      103,021
 -----------------------------------------------------------------------------
 MSF - MFS TOTAL RETURN - CLASS A
    05/01/2003    to    12/31/2003              34.25     38.42       64,286
    01/01/2004    to    12/31/2004              38.12     42.15      110,572
    01/01/2005    to    12/31/2005              42.15     42.86      117,288
 -----------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                AUV AT    AUV AT   ACCUM. UNITS
                                               BEGINNING    END       END OF
                                               OF PERIOD OF PERIOD    PERIOD
-------------------------------------------------------------------------------
MSF - OPPENHEIMER GLOBAL EQUITY - CLASS B
   05/01/2005    to    12/31/2005                14.37     16.82       68,042
-------------------------------------------------------------------------------
MSF - T. ROWE PRICE LARGE CAP GROWTH - CLASS A
   05/01/2004    to    12/31/2004                11.28     12.24    1,353,696
   01/01/2005    to    12/31/2005                12.24     12.86    1,154,265
-------------------------------------------------------------------------------
MSF - T. ROWE PRICE SMALL CAP GROWTH - CLASS A
   05/01/2004    to    12/31/2004                12.53     13.38      361,121
   01/01/2005    to    12/31/2005                13.38     14.64      330,601
-------------------------------------------------------------------------------
MSF - WESTERN ASSET MANAGEMENT STRATEGIC BOND
OPPORTUNITIES - CLASS A
   05/01/2004    to    12/31/2004                19.04     20.23       69,596
   01/01/2005    to    12/31/2005                20.23     20.52       67,853
-------------------------------------------------------------------------------
OPPENHEIMER BOND FUND/VA
(NOW MSF BLACKROCK BOND INCOME)
   01/01/1998    to    12/31/1998                10.00     10.53      401,990
   01/01/1999    to    12/31/1999                10.53     10.23    1,030,539
   01/01/2000    to    12/31/2000                10.23     10.70    1,183,539
   01/01/2001    to    12/31/2001                10.70     11.37    1,161,929
   01/01/2002    to    12/31/2002                11.37     12.23    1,151,840
   01/01/2003    to    12/31/2003                12.23     12.88      942,696
   01/01/2004    to    04/30/2004                12.88     12.87      907,918
-------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA
(NOW MIST OPPENHEIMER CAPITAL APPRECIATION)
   01/01/1998    to    12/31/1998                10.00     12.23       97,161
   01/01/1999    to    12/31/1999                12.23     17.09      436,692
   01/01/2000    to    12/31/2000                17.09     16.81      721,879
   01/01/2001    to    12/31/2001                16.81     14.49      772,904
   01/01/2002    to    12/31/2002                14.49     10.45      643,117
   01/01/2003    to    12/31/2003                10.45     13.50      685,140
   01/01/2004    to    12/31/2004                13.50     14.23      535,465
   01/01/2005    to    04/29/2005                14.23     13.50      505,314
-------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA
   01/01/1998    to    12/31/1998                10.00      9.89       78,513
   01/01/1999    to    12/31/1999                 9.89     10.17      238,266
   01/01/2000    to    12/31/2000                10.17      9.66      294,225
   01/01/2001    to    12/31/2001                 9.66      9.71      298,630
   01/01/2002    to    12/31/2002                 9.71      9.35      272,760
   01/01/2003    to    12/31/2003                 9.35     11.42      275,782
   01/01/2004    to    04/30/2004                11.42     11.56      231,643
-------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                            AUV AT    AUV AT   ACCUM. UNITS
                                           BEGINNING    END       END OF
                                           OF PERIOD OF PERIOD    PERIOD
    -----------------------------------------------------------------------
    OPPENHEIMER MAIN STREET GROWTH AND INCOME FUND/VA
       01/01/1998    to    12/31/1998        10.00     10.33      284,830
       01/01/1999    to    12/31/1999        10.33     12.39      618,771
       01/01/2000    to    12/31/2000        12.39     11.15    1,218,285
       01/01/2001    to    12/31/2001        11.15      9.88    1,357,695
       01/01/2002    to    12/31/2002         9.88      7.91    1,030,883
       01/01/2003    to    12/31/2003         7.91      9.88      955,112
       01/01/2004    to    04/30/2004         9.88      9.89      930,357
    -----------------------------------------------------------------------
    OPPENHEIMER STRATEGIC BOND FUND/VA
       01/01/1998    to    12/31/1998        10.00     10.15      107,869
       01/01/1999    to    12/31/1999        10.15     10.29      306,527
       01/01/2000    to    12/31/2000        10.29     10.42      364,302
       01/01/2001    to    12/31/2001        10.42     10.77      338,891
       01/01/2002    to    12/31/2002        10.77     11.41      299,605
       01/01/2003    to    12/31/2003        11.41     13.29      260,052
       01/01/2004    to    04/30/2004        13.29     13.24      235,162
    -----------------------------------------------------------------------
    PUTNAM VT EQUITY INCOME - CLASS IB
       05/01/2003    to    12/31/2003        10.00     12.04       79,685
       01/01/2004    to    12/31/2004        12.04     13.27      179,474
       01/01/2005    to    12/31/2005        13.27     13.81      226,591
    -----------------------------------------------------------------------
    PUTNAM VT GROWTH AND INCOME - CLASS IB
       05/01/2003    to    12/31/2003         9.15     11.26      156,210
       01/01/2004    to    12/31/2004        11.26     12.34      143,453
       01/01/2005    to    12/31/2005        12.34     12.80      147,652
    -----------------------------------------------------------------------

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available under any of the products described herein for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) DWS Variable Series II (formerly Scudder Variable Series II): DWS Government & Agency Securities VIP (Class A) (formerly Scudder Government & Agency Securities Portfolio) (Class A) (closed May 1, 2002); DWS Small Cap Growth VIP (Class A) (formerly Scudder Small Cap Growth Portfolio) (Class A) (closed May 1, 2002); (b) Metropolitan Series Fund, Inc. ("MSF") (Class B): Capital Guardian U.S. Equity Portfolio; Davis Venture Value Portfolio (Class E); MFS(R) Total Return Portfolio (closed May 1, 2003); (c) Met Investors Series Trust ("MIST") (Class B): MFS(R) Research International Portfolio and T. Rowe Price Mid Cap Growth Portfolio (closed as of May 1, 2003); (d) MSF: FI International Stock Portfolio (Class B) (closed December 19, 2003); (e) Oppenheimer Variable Account Funds: Oppenheimer Capital Appreciation Fund/VA (Class A) (closed May 1, 2004); (f) MIST: Third Avenue Small Cap Value Portfolio (Class A) (closed May 1, 2005); (g) MSF: Jennison Growth Portfolio (Class B) (closed May 1,
2005); (h) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed May 1, 2006); (i) MIST: Legg Mason Value Equity Portfolio (Class B) (added and closed May 1, 2006); (j) Putnam Variable Trust: Putnam VT Growth and Income Portfolio (Class IB) (closed May 1, 2006).


Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Fund: AIM VI Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust ("MIST"); (b) AllianceBernstein Variable Products Series Fund, Inc.: AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of MIST; (c) Franklin Templeton Variable Insurance Products Trust (Class 1): Franklin Large Cap Growth Securities Fund was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of Metropolitan Series Fund, Inc. ("MSF"); Franklin Small Cap Fund was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class
A) of MSF; Mutual Shares Securities Fund (Class 1 and Class 2) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; Templeton Global Income Securities Fund was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; (d) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Bond Series was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; MFS(R) Emerging Growth Series was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of MSF; MFS(R) Research Series was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of MIST; MFS(R) Strategic Income Series was replaced with the Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (formerly Salomon Brothers Strategic Bond Opportunities Portfolio) (Class A) of MSF; (e) Oppenheimer Variable Account Funds (Class A): Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of MSF; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of MIST; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; (f) Scudder Variable Series II: SVS Dreman High Return Equity Portfolio (Class A) was replaced with the Lord Abbett Growth and Income Portfolio (Class
A) of MIST.


Effective as of September 3, 2004, the Equity Income Portfolio of the First American Insurance Portfolios, Inc. was liquidated. Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class
A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable

Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust and the MFS(R) Investors Trust Series (Initial Class) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (c) Oppenheimer Variable Account Funds: the Oppenheimer Capital Appreciation Fund/VA (Class A) (closed for Premier Adviser and Prevail Contracts effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (d) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (e) Fidelity Variable Insurance Products: the VIP Contrafund(R) Portfolio (Initial Class) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.


Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.

Effective as of May 1, 2006, the following investment portfolios were replaced:
(a) Fidelity Variable Insurance Products: the VIP Growth Portfolio (Initial Class) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc. and the VIP Growth and Income Portfolio (Initial Class) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.


AIM VARIABLE INSURANCE FUNDS (SERIES I)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. AIM Advisors, Inc. is the investment adviser to each portfolio. The following Series I portfolio is available under the contract:


AIM V.I. INTERNATIONAL GROWTH FUND

INVESTMENT OBJECTIVE: The Fund's investment objective is to provide long-term growth of capital.

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the fund. The following Initial Class portfolios are available under the contract:

VIP EQUITY-INCOME PORTFOLIO


INVESTMENT OBJECTIVE: The Equity-Income Portfolio seeks reasonable income by investing primarily in income producing equity securities. The Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index (S&P 500).


VIP GROWTH OPPORTUNITIES PORTFOLIO

INVESTMENT OBJECTIVE: The Growth Opportunities Portfolio seeks to provide capital growth.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)


Franklin Templeton Variable Insurance Products Trust currently consists of 22 separate series. Templeton Investment Counsel, LLC is the investment adviser for the


Templeton Foreign Securities Fund; Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund; and Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. The following Class 1 portfolios are available under the contract:


TEMPLETON DEVELOPING MARKETS SECURITIES FUND

INVESTMENT OBJECTIVE: The Fund's investment goal is long-term capital appreciation.

TEMPLETON FOREIGN SECURITIES FUND


INVESTMENT OBJECTIVE: The Fund's investment goal is long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets and normally invests predominantly in equity securities.

TEMPLETON GROWTH SECURITIES FUND

INVESTMENT OBJECTIVE: The Fund's investment goal is long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.


MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))


Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

JANUS AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: Janus Capital Management LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LORD ABBETT AMERICA'S VALUE PORTFOLIO (CLASS B)

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett America's Value Portfolio seeks current income and capital appreciation.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks growth of capital and current income without excessive fluctuations in the market value.


LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

LORD ABBETT MID-CAP VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

SUBADVISER: Putnam Investment Management, LLC


INVESTMENT OBJECTIVE: The portfolio seeks long-term growth of capital.


MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Service Company

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

NEUBERGER BERMAN REAL ESTATE PORTFOLIO

SUBADVISER: Neuberger Berman Management, Inc.


INVESTMENT OBJECTIVE: The portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO (CLASS A AND CLASS B)

SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: Seeks capital appreciation.


PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

VAN KAMPEN COMSTOCK PORTFOLIO (CLASS B)

SUBADVISER: Morgan Stanley Investment Management Inc. dba Van Kampen Asset Management

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

METROPOLITAN SERIES FUND, INC.
(CLASS A (OR CLASS B AS NOTED))


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers, LLC, has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:


BLACKROCK BOND INCOME PORTFOLIO (CLASS A AND CLASS B)

SUBADVISER: BlackRock Advisors, Inc.

INVESTMENT OBJECTIVE: Seeks competitive total return primarily from investing in fixed-income securities.

BLACKROCK MONEY MARKET PORTFOLIO
SUBADVISER: BlackRock Advisors, Inc.

INVESTMENT OBJECTIVE: Seeks a high level of current income consistent with preservation of capital.

CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

SUBADVISER: Capital Guardian Trust Company


INVESTMENT OBJECTIVE: Seeks long-term growth of capital.


DAVIS VENTURE VALUE PORTFOLIO

SUBADVISER: Davis Selected Advisers, L.P.


INVESTMENT OBJECTIVE: Seeks growth of capital.


FI INTERNATIONAL STOCK PORTFOLIO

SUBADVISER: Fidelity Management & Research Company


INVESTMENT OBJECTIVE: Seeks long-term growth of capital.


JENNISON GROWTH PORTFOLIO

SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVES: Seeks long-term growth of capital.


MFS(R) TOTAL RETURN PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: Seeks a favorable total return through investment in a diversified portfolio.


OPPENHEIMER GLOBAL EQUITY PORTFOLIO (CLASS B)

SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: Seeks capital appreciation.


T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: Seeks long-term growth of capital and, secondarily, dividend income.


T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: Seeks long-term capital growth.


WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: Seeks to maximize total return consistent with preservation of capital.

PUTNAM VARIABLE TRUST (CLASS IB)


Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following Class IB portfolio is available under the contract:


PUTNAM VT EQUITY INCOME FUND


INVESTMENT OBJECTIVE: Seeks capital growth and current income.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the COVA VARIABLE ANNUITY, the following portfolios are available:



MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))



 Lord Abbett America's Value Portfolio (Class B)
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Growth Opportunities Portfolio
 Lord Abbett Mid-Cap Value Portfolio
 Met/Putnam Capital Opportunities Portfolio
 MFS(R) Research International Portfolio
 Oppenheimer Capital Appreciation Portfolio (Class B)
 PIMCO Total Return Portfolio
 Van Kampen Comstock Portfolio (Class B)

METROPOLITAN SERIES FUND, INC. (CLASS A (OR CLASS B AS NOTED))

 BlackRock Bond Income Portfolio (Class B)
 BlackRock Money Market Portfolio
 Capital Guardian U.S. Equity Portfolio
 Davis Venture Value Portfolio
 MFS(R) Total Return Portfolio
 Oppenheimer Global Equity Portfolio (Class B)
 T. Rowe Price Small Cap Growth Portfolio

PUTNAM VARIABLE TRUST (CLASS IB)

 Putnam VT Equity Income Fund



CLOSED PORTFOLIOS FOR THIS PRODUCT*


 AIM V.I. Capital Appreciation Fund (Series I) 5/1/02
 AIM V.I. International Growth Fund (Series I) 5/1/02
 Templeton Growth Securities Fund (Class 1) 5/1/02

 Capital Guardian U.S. Equity Portfolio (Class B) 5/1/03
 Davis Venture Value Portfolio (Class E) 5/1/03


 MFS(R) Research International Portfolio (Class B) 5/1/03
 MFS(R) Total Return Portfolio (Class B) 5/1/03

 Templeton Foreign Securities Fund (Class 1) 5/1/03

 T. Rowe Price Mid Cap Growth Fund (Class B) 5/1/03
 FI International Stock Portfolio (Class B) 12/19/03
 T. Rowe Price Large Cap Growth Portfolio (Class A) 5/1/04
 Jennison Growth Portfolio (Class B) 5/1/05

 Legg Mason Value Equity Portfolio (Class B) 5/1/06
 Putnam VT Growth and Income Fund (Class IB) 5/1/06

--------------------------------------------------------------------------------

If you purchased the FIRSTAR SUMMIT VARIABLE ANNUITY, the following portfolios are available:


AIM VARIABLE INSURANCE FUNDS (SERIES I)


 AIM V.I. International Growth Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

 Templeton Developing Markets Securities Fund
 Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A)

 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Met/Putnam Capital Opportunities Portfolio
 MFS(R) Research International Portfolio
 Oppenheimer Capital Appreciation Portfolio
 PIMCO Total Return Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

 BlackRock Money Market Portfolio
 FI International Stock Portfolio
 Jennison Growth Portfolio


CLOSED PORTFOLIOS FOR THIS PRODUCT*
 AIM V.I. Capital Appreciation Fund (Series I) 5/1/06

--------------------------------------------------------------------------------

If you purchased a PREMIER ADVISOR VARIABLE ANNUITY, the following portfolios are available:


AIM VARIABLE INSURANCE FUNDS (SERIES I)


 AIM V.I. International Growth Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

 VIP Equity-Income Portfolio
 VIP Growth Opportunities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

 Templeton Developing Markets Securities Fund
 Templeton Foreign Securities Fund
 Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (CLASS A)

 Janus Aggressive Growth Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Growth Opportunities Portfolio
 Lord Abbett Mid-Cap Value Portfolio
 Met/Putnam Capital Opportunities Portfolio
 MFS(R) Research International Portfolio
 Neuberger Berman Real Estate Portfolio
 Oppenheimer Capital Appreciation Portfolio
 PIMCO Total Return Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

 BlackRock Bond Income Portfolio
 BlackRock Money Market Portfolio
 Capital Guardian U.S. Equity Portfolio
 T. Rowe Price Large Cap Growth Portfolio
 T. Rowe Price Small Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio


CLOSED PORTFOLIOS FOR THIS PRODUCT*

 Oppenheimer Capital Appreciation Fund/VA (Class A) 5/1/04
 AIM V.I. Capital Appreciation Fund (Series I) 5/1/06

--------------------------------------------------------------------------------

If you purchased a DESTINY SELECT VARIABLE ANNUITY, the following portfolios are available:


AIM VARIABLE INSURANCE FUNDS (SERIES I)


 AIM V.I. International Growth Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

 VIP Equity-Income Portfolio
 VIP Growth Opportunities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

 Templeton Developing Markets Securities Fund
 Templeton Foreign Securities Fund
 Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (CLASS A)

 Janus Aggressive Growth Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Growth Opportunities Portfolio
 Lord Abbett Mid-Cap Value Portfolio
 Met/Putnam Capital Opportunities Portfolio
 MFS(R) Research International Portfolio
 Neuberger Berman Real Estate Portfolio
 Oppenheimer Capital Appreciation Portfolio
 PIMCO Total Return Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

 BlackRock Money Market Portfolio
 Capital Guardian U.S. Equity Portfolio
 T. Rowe Price Large Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio

CLOSED PORTFOLIOS FOR THIS PRODUCT*

 DWS Government & Agency Securities VIP (Class A) 5/1/02
 DWS Small Cap Growth VIP (Class A) 5/1/02
 Third Avenue Small Cap Value Portfolio (Class A) 5/1/05

 AIM V.I. Capital Appreciation Fund (Series I) 5/1/06

--------------------------------------------------------------------------------

If you purchased a PREVAIL VARIABLE ANNUITY, the following portfolios are available:


AIM VARIABLE INSURANCE FUNDS (SERIES I)


 AIM V.I. International Growth Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

 VIP Equity-Income Portfolio
 VIP Growth Opportunities Portfolio

MET INVESTORS SERIES TRUST (CLASS A)

 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Growth Opportunities Portfolio
 Lord Abbett Mid-Cap Value Portfolio
 Met/Putnam Capital Opportunities Portfolio
 MFS(R) Research International Portfolio
 Oppenheimer Capital Appreciation Portfolio
 PIMCO Total Return Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)

 BlackRock Bond Income Portfolio
 BlackRock Money Market Portfolio
 Capital Guardian U.S. Equity Portfolio
 T. Rowe Price Large Cap Growth Portfolio
 Western Asset Management Strategic Bond Opportunities Portfolio


CLOSED PORTFOLIOS FOR THIS PRODUCT*
 AIM V.I. Capital Appreciation Fund (Series I) 5/1/06


*These portfolios are closed for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing).

                      STATEMENT OF ADDITIONAL INFORMATION

                    INDIVIDUAL FIXED AND VARIABLE DEFERRED

                               ANNUITY CONTRACT

                                   ISSUED BY

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                      AND

                   METLIFE INVESTORS LIFE INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2006, FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2006.


SAI-COVAVA06

                   TABLE OF CONTENTS                   PAGE

                   COMPANY............................... 3

                   EXPERTS............................... 3

                   CUSTODIAN............................. 4

                   DISTRIBUTION.......................... 4

                   CALCULATION OF PERFORMANCE INFORMATION 4
                      Total Return....................... 4
                      Historical Unit Values............. 5
                      Reporting Agencies................. 5

                   ANNUITY PROVISIONS.................... 5
                      Variable Annuity................... 5
                      Fixed Annuity...................... 6
                      Annuity Unit Value................. 6
                      Net Investment Factor.............. 6
                      Mortality and Expense Guarantee.... 6

                   TAX STATUS OF THE CONTRACTS........... 6

                   FINANCIAL STATEMENTS.................. 7

COMPANY

MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased MetLife Investors which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Life Insurance Services Company changed its name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.


On December 31, 2002, MetLife entered into a net worth maintenance agreement with MetLife Investors. Under the agreement, MetLife agreed, without limitation as to the amount, to cause MetLife Investors to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2005, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels. MetLife and MetLife Investors entered into the agreement in part to enhance and maintain the financial strength of MetLife Investors as set forth in the agreement. Creditors of MetLife Investors (including its Policy Owners) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of MetLife Investors with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to MetLife Investors. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc., without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.



In addition, General American Life entered into a contingent reinsurance agreement with MetLife Investors. Under this agreement, in the event that MetLife Investors' statutory capital and surplus fall below certain levels, General American Life would assume as assumption reinsurance, subject to regulatory approvals and required consents, all of MetLife Investors' life insurance and annuity contracts. At December 31, 2005, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels.


The Company presently is licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

EXPERTS

The financial statements of the sub-accounts of the Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 100 South 4th Street, St. Louis, Missouri 63102.


The consolidated financial statements of the Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts, as required by new accounting guidance which became effective January 1, 2004), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.

CUSTODIAN

MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, California 92614 is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.



DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information -- Distribution of Contracts.") Additional information is provided below.

The contracts are not currently offered for sale.

MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, California 92614. In December 2004 MetLife Investors Distribution Company, a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:


                                                              AGGREGATE
                                                              AMOUNT OF
                                   AGGREGATE                 COMMISSIONS
                                   AMOUNT OF                 RETAINED BY
                                  COMMISSIONS             DISTRIBUTOR AFTER
                                    PAID TO                  PAYMENTS TO
FISCAL YEAR                       DISTRIBUTOR               SELLING FIRMS
-----------                       -----------             -----------------
2003                              $91,980,954                    $0
2004                              $80,238,318                    $0
2005                              $76,214,486                    $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.

CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

   P (1 + T)/n/ = ERV

Where:

   P  =  a hypothetical initial payment of $1,000

   T  =  average annual total return

   n  =  number of years

   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

(1)the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2)the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

ANNUITY UNIT VALUE

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

NET INVESTMENT FACTOR

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

(a)the Accumulation Unit value as of the close of the current Valuation Period, by

(b)the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

TAX STATUS OF THE CONTRACTS

Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment portfolio will satisfy these diversification requirements.

OWNER CONTROL. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death.

The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.




MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.




FINANCIAL STATEMENTS


The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The financial statements for the Separate Account are included herein.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of MetLife Investors Insurance Company and
Contract Owners of MetLife Investors Variable Annuity Account One:

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors Variable Annuity Account One (the Separate Account) of MetLife Investors Insurance Company as of December 31, 2005, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors Variable Annuity Account One of MetLife Investors Insurance Company as of December 31, 2005, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two-year period then ended, and their financial highlights for each of the periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche, LLP
St. Louis, Missouri
March 31, 2006

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                      Met Investors
                                         --------------------------------------------------------------------------------------
                                         Lord Abbett     Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett     Lord Abbett
                                          Growth &        Growth &       Bond         Bond        Growth          Growth
                                           Income          Income      Debenture    Debenture   Opportunity     Opportunity
                                          Portfolio      Portfolio B   Portfolio   Portfolio B   Portfolio      Portfolio B
                                         ------------    ------------ ------------ ------------ ------------    ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors):
Met Investors Lord Abbett Growth &
 Income Portfolio                        $738,014,356    $          - $          - $          - $          -    $          -
   26,749,342 shares; cost
    $595,128,618
Met Investors Lord Abbett Growth &
 Income Portfolio B                                 -     527,660,740            -            -            -               -
   19,243,645 shares; cost
    $446,050,307
Met Investors Lord Abbett Bond
 Debenture Portfolio                                -               -  105,106,028            -            -               -
   8,559,123 shares; cost $102,145,416
Met Investors Lord Abbett Bond
 Debenture
 Portfolio B                                        -               -            -  222,174,942            -               -
   18,226,000 shares; cost
    $213,943,239
Met Investors Lord Abbett Growth
 Opportunity Portfolio                              -               -            -            -   19,441,065               -
   1,907,857 shares; cost $14,691,510
Met Investors Lord Abbett Growth
 Opportunity Portfolio B                            -               -            -            -            -      36,863,432
   3,671,657 shares; cost $30,924,230
Met Investors Lord Abbett Mid-Cap
 Value Portfolio                                    -               -            -            -            -               -
   4,441,656 shares; cost $68,056,851
Met Investors Lord Abbett Mid-Cap
 Value Portfolio B                                  -               -            -            -            -               -
   9,364,928 shares; cost $166,454,359
                                         ------------    ------------ ------------ ------------ ------------    ------------
Total Investments                         738,014,356     527,660,740  105,106,028  222,174,942   19,441,065      36,863,432
Cash and Accounts Receivable                        -               -            -            -            -               -
Due from Metlife Investors Insurance
 Company                                            -               -            -            -            -               -
                                         ------------    ------------ ------------ ------------ ------------    ------------
Total Assets                              738,014,356     527,660,740  105,106,028  222,174,942   19,441,065      36,863,432
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            3               1            1            -            -               -
                                         ------------    ------------ ------------ ------------ ------------    ------------
NET ASSETS                               $738,014,353    $527,660,739 $105,106,027 $222,174,942 $ 19,441,065    $ 36,863,432
                                         ============    ============ ============ ============ ============    ============
Outstanding Units                          15,240,917      10,793,356    6,067,668   12,934,722    1,907,086       3,632,929
Unit Fair Values                         $      14.23    $      47.00 $      12.90 $      12.42 $      10.19    $       9.82
                                                   to              to           to           to           to              to
                                         $      53.80    $      52.55 $      17.40 $      18.12 $      10.45    $      10.38

                                         ------------------
                                                       Lord Abbett
                                          Lord Abbett    Mid-Cap
                                         Mid-Cap Value    Value
                                           Portfolio   Portfolio B
                                         ------------- ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors):
Met Investors Lord Abbett Growth &
 Income Portfolio                        $          -  $          -
   26,749,342 shares; cost
    $595,128,618
Met Investors Lord Abbett Growth &
 Income Portfolio B                                 -             -
   19,243,645 shares; cost
    $446,050,307
Met Investors Lord Abbett Bond
 Debenture Portfolio                                -             -
   8,559,123 shares; cost $102,145,416
Met Investors Lord Abbett Bond
 Debenture
 Portfolio B                                        -             -
   18,226,000 shares; cost
    $213,943,239
Met Investors Lord Abbett Growth
 Opportunity Portfolio                              -             -
   1,907,857 shares; cost $14,691,510
Met Investors Lord Abbett Growth
 Opportunity Portfolio B                            -             -
   3,671,657 shares; cost $30,924,230
Met Investors Lord Abbett Mid-Cap
 Value Portfolio                           99,804,002             -
   4,441,656 shares; cost $68,056,851
Met Investors Lord Abbett Mid-Cap
 Value Portfolio B                                  -   208,650,589
   9,364,928 shares; cost $166,454,359
                                         ------------  ------------
Total Investments                          99,804,002   208,650,589
Cash and Accounts Receivable                        -             -
Due from Metlife Investors Insurance
 Company                                            -             -
                                         ------------  ------------
Total Assets                               99,804,002   208,650,589
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            2             4
                                         ------------  ------------
NET ASSETS                               $ 99,804,000  $208,650,585
                                         ============  ============
Outstanding Units                           3,911,394     8,223,125
Unit Fair Values                         $      24.65  $      24.02
                                                   to            to
                                         $      25.56  $      26.45

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                          Met Investors
                                            -------------------------------------------------------------------------------------
                                            Lord Abbett  Met/Putnam    Met/Putnam   Oppenheimer    Oppenheimer         PIMCO
                                             America's     Capital       Capital      Capital        Capital         Inflation
                                               Value    Opportunities Opportunities Appreciation   Appreciation    Protected Bond
                                            Portfolio B   Portfolio    Portfolio B   Portfolio     Portfolio B      Portfolio B
                                            ----------- ------------- ------------- ------------   ------------    --------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors),
 continued:
Met Investors Lord Abbett America's Value
 Portfolio B                                $65,779,909  $         -   $        -   $         -    $          -     $         -
   4,678,514 shares; cost $60,713,227
Met Investors Met/Putnam Capital
 Opportunities Portfolio                              -   34,498,573            -             -               -               -
   2,224,279 shares; cost $27,478,263
Met Investors Met/Putnam Capital
 Opportunities Portfolio B                            -            -    4,739,027             -               -               -
   308,530 shares; cost $3,665,849
Met Investors Oppenheimer Capital
 Appreciation Portfolio                               -            -            -    33,901,884               -               -
   3,901,252 shares; cost $31,347,058
Met Investors Oppenheimer Capital
 Appreciation Portfolio B                             -            -            -             -     110,580,335               -
   12,828,345 shares; cost $105,589,009
Met Investors PIMCO Inflation Protected
 Bond Portfolio B                                     -            -            -             -               -      72,384,450
   6,727,179 shares; cost $71,536,477
Met Investors Janus Aggressive Growth
 Portfolio                                            -            -            -             -               -               -
   2,948,279 shares; cost $20,405,148
Met Investors Janus Aggressive Growth
 Portfolio B                                          -            -            -             -               -               -
   12,652,136 shares; cost $87,034,508
                                            -----------  -----------   ----------   -----------    ------------     -----------
Total Investments                           $65,779,909   34,498,573    4,739,027    33,901,884     110,580,335      72,384,450
Cash and Accounts Receivable                          -            -            -             -               -               -
Due from Metlife Investors Insurance
 Company                                              -            1            1             -               -               -
                                            -----------  -----------   ----------   -----------    ------------     -----------
Total Assets                                 65,779,909   34,498,574    4,739,028    33,901,884     110,580,335      72,384,450
LIABILITIES:
Due to MetLife Investors Insurance Company            2            -            -             -               -               2
                                            -----------  -----------   ----------   -----------    ------------     -----------
NET ASSETS                                  $65,779,907  $34,498,574   $4,739,028   $33,901,884    $110,580,335     $72,384,448
                                            ===========  ===========   ==========   ===========    ============     ===========
Outstanding Units                             4,568,630    1,939,146      272,999     3,198,574      12,966,915       6,511,274
Unit Fair Values                            $     14.08  $      8.42   $    15.16   $     10.60    $       8.31     $     10.93
                                                     to           to           to                            to              to
                                            $     14.52  $     17.91   $    18.17                  $       8.91     $     11.25

                                            --------------------
                                              Janus           Janus
                                            Aggressive     Aggressive
                                              Growth         Growth
                                            Portfolio      Portfolio B
                                            -----------    ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met Investors),
 continued:
Met Investors Lord Abbett America's Value
 Portfolio B                                $         -    $          -
   4,678,514 shares; cost $60,713,227
Met Investors Met/Putnam Capital
 Opportunities Portfolio                              -               -
   2,224,279 shares; cost $27,478,263
Met Investors Met/Putnam Capital
 Opportunities Portfolio B                            -               -
   308,530 shares; cost $3,665,849
Met Investors Oppenheimer Capital
 Appreciation Portfolio                               -               -
   3,901,252 shares; cost $31,347,058
Met Investors Oppenheimer Capital
 Appreciation Portfolio B                             -               -
   12,828,345 shares; cost $105,589,009
Met Investors PIMCO Inflation Protected
 Bond Portfolio B                                     -               -
   6,727,179 shares; cost $71,536,477
Met Investors Janus Aggressive Growth
 Portfolio                                   25,650,031               -
   2,948,279 shares; cost $20,405,148
Met Investors Janus Aggressive Growth
 Portfolio B                                          -     108,808,369
   12,652,136 shares; cost $87,034,508
                                            -----------    ------------
Total Investments                            25,650,031     108,808,369
Cash and Accounts Receivable                          -               -
Due from Metlife Investors Insurance
 Company                                              -               -
                                            -----------    ------------
Total Assets                                 25,650,031     108,808,369
LIABILITIES:
Due to MetLife Investors Insurance Company            2               -
                                            -----------    ------------
NET ASSETS                                  $25,650,029    $108,808,369
                                            ===========    ============
Outstanding Units                             2,310,326      13,647,899
Unit Fair Values                            $     11.10    $       7.74
                                                                     to
                                                           $       8.06

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                     Met Investors
                                     --------------------------------------------------------------------------------------
                                                        PIMCO         RCM         T. Rowe Price T. Rowe Price
                                         PIMCO       Total Return   Global           Mid-Cap       Mid-Cap    MFS Research
                                      Total Return       Bond     Technology         Growth        Growth     International
                                     Bond Portfolio  Portfolio B  Portfolio B       Portfolio    Portfolio B    Portfolio
                                     --------------  ------------ ------------    ------------- ------------- -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors PIMCO Total Return
 Bond Portfolio                       $ 56,832,620   $          - $          -    $          -  $          -  $          -
   4,899,364 shares; cost
    $55,493,765
Met Investors PIMCO Total Return
 Bond Portfolio B                                -    282,307,483            -               -             -             -
   24,548,477 shares; cost
    $280,246,182
Met Investors RCM Global Technology
 Portfolio B                                     -              -   11,888,284               -             -             -
   2,354,115 shares; cost
    $10,088,949
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio                                -              -            -      22,392,582             -             -
   2,637,524 shares; cost
    $17,333,679
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio B                              -              -            -               -    99,231,755             -
   11,841,498 shares; cost
    $75,989,882
Met Investors MFS Research
 International Portfolio                         -              -            -               -             -    71,859,300
   5,527,638 shares; cost
    $51,034,833
Met Investors MFS Research
 International Portfolio B                       -              -            -               -             -             -
   11,375,068 shares; cost
    $119,661,747
Met Investors AIM Small-Cap Growth
 Portfolio                                       -              -            -               -             -             -
   416,200 shares; cost $5,008,235
                                      ------------   ------------ ------------    ------------  ------------  ------------
Total Investments                       56,832,620    282,307,483   11,888,284      22,392,582    99,231,755    71,859,300
Cash and Accounts Receivable                     -              -            -               -             -             -
Due from Metlife Investors Insurance
 Company                                         1              1            -               -             -             -
                                      ------------   ------------ ------------    ------------  ------------  ------------
Total Assets                            56,832,621    282,307,484   11,888,284      22,392,582    99,231,755    71,859,300
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                         -              -            2               -             2             1
                                      ------------   ------------ ------------    ------------  ------------  ------------
NET ASSETS                            $ 56,832,621   $282,307,484 $ 11,888,282    $ 22,392,582  $ 99,231,753  $ 71,859,299
                                      ============   ============ ============    ============  ============  ============
Outstanding Units                        4,604,418     23,284,234    2,539,048       2,760,060    12,443,446     3,983,017
Unit Fair Values                      $      12.34   $      11.74 $       4.58    $       7.99  $       7.75  $      12.72
                                                to             to           to              to            to            to
                                      $      12.68   $      12.59 $       4.76    $       8.15  $       8.30  $      18.32

                                     -----------------------
                                          MFS            AIM
                                       Research       Small-Cap
                                     International     Growth
                                      Portfolio B     Portfolio
                                     -------------   ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors PIMCO Total Return
 Bond Portfolio                      $          -    $          -
   4,899,364 shares; cost
    $55,493,765
Met Investors PIMCO Total Return
 Bond Portfolio B                               -               -
   24,548,477 shares; cost
    $280,246,182
Met Investors RCM Global Technology
 Portfolio B                                    -               -
   2,354,115 shares; cost
    $10,088,949
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio                               -               -
   2,637,524 shares; cost
    $17,333,679
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio B                             -               -
   11,841,498 shares; cost
    $75,989,882
Met Investors MFS Research
 International Portfolio                        -               -
   5,527,638 shares; cost
    $51,034,833
Met Investors MFS Research
 International Portfolio B            147,193,385               -
   11,375,068 shares; cost
    $119,661,747
Met Investors AIM Small-Cap Growth
 Portfolio                                      -       5,685,295
   416,200 shares; cost $5,008,235
                                     ------------    ------------
Total Investments                     147,193,385       5,685,295
Cash and Accounts Receivable                    -               -
Due from Metlife Investors Insurance
 Company                                        -               -
                                     ------------    ------------
Total Assets                          147,193,385       5,685,295
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        2               -
                                     ------------    ------------
NET ASSETS                           $147,193,383    $  5,685,295
                                     ============    ============
Outstanding Units                      11,524,006         762,909
Unit Fair Values                     $      12.37    $       7.45
                                               to
                                     $      13.26

See Accompanying Notes to Financial Statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                     Met Investors
                                      ---------------------------------------------------------------------------------
                                          AIM                      Harris                     Third Avenue  Neuberger
                                       Small-Cap     Lazard        Oakmark     Third Avenue    Small-Cap     Berman
                                        Growth       Mid-Cap    International    Small-Cap       Value     Real Estate
                                      Portfolio B  Portfolio B   Portfolio B  Value Portfolio Portfolio B   Portfolio
                                      ------------ ------------ ------------- --------------- ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors AIM Small-Cap Growth
 Portfolio B                          $ 87,492,565 $          - $          -   $          -   $          - $          -
   6,476,134 shares; cost
    $76,168,895
Met Investors Lazard Mid-Cap
 Portfolio B                                     -   31,807,255            -              -              -            -
   2,343,939 shares; cost
    $28,864,397
Met Investors Harris Oakmark
 International Portfolio B                       -            -   97,858,345              -              -            -
   6,074,385 shares; cost
    $78,464,960
Met Investors Third Avenue Small-Cap
 Value Portfolio                                 -            -            -      3,761,880              -            -
   226,483 shares; cost $3,140,686
Met Investors Third Avenue Small-Cap
 Value Portfolio B                               -            -            -              -     92,220,120            -
   5,572,213 shares; cost
    $68,888,893
Met Investors Neuberger Berman Real
 Estate Portfolio                                -            -            -              -              -   12,076,071
   853,433 shares; cost $10,461,077
Met Investors Neuberger Berman Real
 Estate Portfolio B                              -            -            -              -              -            -
   4,348,555 shares; cost
    $52,468,126
Met Investors Turner Mid-Cap Growth
 Portfolio B                                     -            -            -              -              -            -
   1,034,190 shares; cost
    $10,342,638
                                      ------------ ------------ ------------   ------------   ------------ ------------
Total Investments                       87,492,565   31,807,255   97,858,345      3,761,880     92,220,120   12,076,071
Cash and Accounts Receivable                     -            -            -              -              -            -
Due from Metlife Investors Insurance
 Company                                         -            -            -              1              -            -
                                      ------------ ------------ ------------   ------------   ------------ ------------
Total Assets                            87,492,565   31,807,255   97,858,345      3,761,881     92,220,120   12,076,071
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                         -            1            3              -              1            -
                                      ------------ ------------ ------------   ------------   ------------ ------------
NET ASSETS                            $ 87,492,565 $ 31,807,254 $ 97,858,342   $  3,761,881   $ 92,220,119 $ 12,076,071
                                      ============ ============ ============   ============   ============ ============
Outstanding Units                        6,787,906    2,227,684    6,295,353        208,309      5,711,948      577,966
Unit Fair Values                      $      12.54 $      13.95 $      15.18   $      16.13   $      15.81 $      20.89
                                                to           to           to             to             to
                                      $      13.04 $      14.50 $      15.78   $      18.08   $      16.35

                                      --------------------------
                                       Neuberger     Turner
                                        Berman       Mid-Cap
                                      Real Estate    Growth
                                      Portfolio B  Portfolio B
                                      ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors AIM Small-Cap Growth
 Portfolio B                          $          - $          -
   6,476,134 shares; cost
    $76,168,895
Met Investors Lazard Mid-Cap
 Portfolio B                                     -            -
   2,343,939 shares; cost
    $28,864,397
Met Investors Harris Oakmark
 International Portfolio B                       -            -
   6,074,385 shares; cost
    $78,464,960
Met Investors Third Avenue Small-Cap
 Value Portfolio                                 -            -
   226,483 shares; cost $3,140,686
Met Investors Third Avenue Small-Cap
 Value Portfolio B                               -            -
   5,572,213 shares; cost
    $68,888,893
Met Investors Neuberger Berman Real
 Estate Portfolio                                -            -
   853,433 shares; cost $10,461,077
Met Investors Neuberger Berman Real
 Estate Portfolio B                     61,358,106            -
   4,348,555 shares; cost
    $52,468,126
Met Investors Turner Mid-Cap Growth
 Portfolio B                                     -   12,503,352
   1,034,190 shares; cost
    $10,342,638
                                      ------------ ------------
Total Investments                       61,358,106   12,503,352
Cash and Accounts Receivable                     -            -
Due from Metlife Investors Insurance
 Company                                         -            -
                                      ------------ ------------
Total Assets                            61,358,106   12,503,352
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                         -            1
                                      ------------ ------------
NET ASSETS                            $ 61,358,106 $ 12,503,351
                                      ============ ============
Outstanding Units                        4,290,480    1,029,884
Unit Fair Values                      $      14.11 $      12.01
                                                to           to
                                      $      14.43 $      12.32

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                      Met Investors
                                         -----------------------------------------------------------------------------------
                                         Goldman Sachs    Defensive        Moderate     Balanced      Growth     Aggressive
                                            Mid-Cap       Strategy         Strategy     Strategy     Strategy     Strategy
                                             Value         Fund of         Fund of      Fund of      Fund of      Fund of
                                          Portfolio B      Fund B           Fund B       Fund B       Fund B       Fund B
                                         -------------   ------------    ------------ ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors Goldman Sachs Mid-Cap
 Value Portfolio B                       $ 28,841,121    $          -    $          - $          - $          - $          -
   2,298,097 shares; cost $26,705,423
Met Investors Defensive Strategy Fund of
 Fund B                                             -      65,586,284               -            -            -            -
   6,373,788 shares; cost $63,436,841
Met Investors Moderate Strategy Fund of
 Fund B                                             -               -     227,166,092            -            -            -
   21,491,589 shares; cost
    $217,820,576
Met Investors Balanced Strategy Fund of
 Fund B                                             -               -               -  648,361,280            -            -
   59,373,744 shares; cost
    $610,834,867
Met Investors Growth Strategy Fund of
 Fund B                                             -               -               -            -  669,542,342            -
   58,731,784 shares; cost
    $618,880,720
Met Investors Aggressive Strategy Fund
 of Fund B                                          -               -               -            -            -  140,266,321
   12,009,103 shares; cost
    $127,598,219
Met Investors VanKampen ComStock
 Portfolio B                                        -               -               -            -            -            -
   3,632,412 shares; cost $37,055,392
Met Investors Cyclical Growth ETF Class
 B                                                  -               -               -            -            -            -
   822,786 shares; cost $8,229,494
                                         ------------    ------------    ------------ ------------ ------------ ------------
Total Investments                          28,841,121      65,586,284     227,166,092  648,361,280  669,542,342  140,266,321
Cash and Accounts Receivable                        -               -               -            -            -            -
Due from Metlife Investors Insurance
 Company                                            -               -               -            2            1            1
                                         ------------    ------------    ------------ ------------ ------------ ------------
Total Assets                               28,841,121      65,586,284     227,166,092  648,361,282  669,542,343  140,266,322
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            -               2               1            -            -            -
                                         ------------    ------------    ------------ ------------ ------------ ------------
NET ASSETS                               $ 28,841,121    $ 65,586,282    $227,166,091 $648,361,282 $669,542,343 $140,266,322
                                         ============    ============    ============ ============ ============ ============
Outstanding Units                           2,181,767       6,322,085      21,366,533   59,266,853   58,883,485   12,099,254
Unit Fair Values                         $      13.08    $      10.30    $      10.56 $      10.86 $      11.29 $      11.51
                                                   to              to              to           to           to           to
                                         $      13.41    $      10.43    $      10.69 $      10.99 $      11.43 $      11.65

                                         ---------------------
                                                        Cyclical
                                          VanKampen      Growth
                                          ComStock        ETF
                                         Portfolio B    Class B
                                         ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
 Investors), continued:
Met Investors Goldman Sachs Mid-Cap
 Value Portfolio B                       $          - $          -
   2,298,097 shares; cost $26,705,423
Met Investors Defensive Strategy Fund of
 Fund B                                             -            -
   6,373,788 shares; cost $63,436,841
Met Investors Moderate Strategy Fund of
 Fund B                                             -            -
   21,491,589 shares; cost
    $217,820,576
Met Investors Balanced Strategy Fund of
 Fund B                                             -            -
   59,373,744 shares; cost
    $610,834,867
Met Investors Growth Strategy Fund of
 Fund B                                             -            -
   58,731,784 shares; cost
    $618,880,720
Met Investors Aggressive Strategy Fund
 of Fund B                                          -            -
   12,009,103 shares; cost
    $127,598,219
Met Investors VanKampen ComStock
 Portfolio B                               37,740,756            -
   3,632,412 shares; cost $37,055,392
Met Investors Cyclical Growth ETF Class
 B                                                  -    8,343,251
   822,786 shares; cost $8,229,494
                                         ------------ ------------
Total Investments                          37,740,756    8,343,251
Cash and Accounts Receivable                        -            -
Due from Metlife Investors Insurance
 Company                                            -            -
                                         ------------ ------------
Total Assets                               37,740,756    8,343,251
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            2            -
                                         ------------ ------------
NET ASSETS                               $ 37,740,754 $  8,343,251
                                         ============ ============
Outstanding Units                           3,599,394      820,546
Unit Fair Values                         $      10.41 $      10.16
                                                   to           to
                                         $      10.52 $      10.17

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                        Met Investors                                        Russell
                                  -------------------------    ----------------------------------------------------------
                                    Cyclical       Legg Mason
                                   Growth and        Value     Multi-Style      Aggressive
                                   Income ETF        Equity      Equity           Equity                      Core Bond
                                    Class B         Class B       Fund             Fund        Non-U.S. Fund    Fund
                                  ------------    ------------ ------------    ------------    ------------- ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
  Investors), continued:
Met Investors Cyclical Growth
  and Income ETF Class B          $  4,104,209    $          - $          -    $          -    $          -  $          -
   405,949 shares; cost
    $4,111,923
Met Investors Legg Mason Value
  Equity Class B                             -         335,617            -               -               -             -
   31,513 shares; cost $338,365
Russell Variable Insurance Funds,
  Inc. (Russell):
Russell Multi-Style Equity Fund              -               -   29,537,015               -               -             -
   2,209,201 shares; cost
    $31,661,367
Russell Aggressive Equity Fund               -               -            -       6,719,213               -             -
   466,612 shares; cost
    $5,881,375
Russell Non-U.S. Fund                        -               -            -               -      12,830,071             -
   1,011,835 shares; cost
    $11,073,836
Russell Core Bond Fund                       -               -            -               -               -    19,370,351
   1,893,485 shares; cost
    $19,427,350
Russell Real Estate Securities
  Fund                                       -               -            -               -               -             -
   186,611 shares; cost
    $2,344,039
AIM Variable Insurance Funds,
  Inc. (AIM):
AIM Capital Appreciation Fund                -               -            -               -               -             -
   988,043 shares; cost
    $29,673,264
                                  ------------    ------------ ------------    ------------    ------------  ------------
Total Investments                    4,104,209         335,617   29,537,015       6,719,213      12,830,071    19,370,351
Cash and Accounts Receivable                 -               -            -               -               -             -
Due from Metlife Investors
  Insurance Company                          -               -            -               2               2             -
                                  ------------    ------------ ------------    ------------    ------------  ------------
Total Assets                         4,104,209         335,617   29,537,015       6,719,215      12,830,073    19,370,351
LIABILITIES:
Due to MetLife Investors
  Insurance Company                          1               -            1               -               -             -
                                  ------------    ------------ ------------    ------------    ------------  ------------
NET ASSETS                        $  4,104,208    $    335,617 $ 29,537,014    $  6,719,215    $ 12,830,073  $ 19,370,351
                                  ============    ============ ============    ============    ============  ============
Outstanding Units                      405,183          31,606    2,495,854         502,797         901,452     1,392,616
Unit Fair Values                  $      10.12    $      10.61 $      11.83    $      13.36    $      14.23  $      13.91
                                            to              to
                                  $      10.13    $      10.63

                                                      AIM
                                  ----------      ------------

                                                    Capital
                                    Real Estate   Appreciation
                                  Securities Fund     Fund
                                  --------------- ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust (Met
  Investors), continued:
Met Investors Cyclical Growth
  and Income ETF Class B           $          -   $          -
   405,949 shares; cost
    $4,111,923
Met Investors Legg Mason Value
  Equity Class B                              -              -
   31,513 shares; cost $338,365
Russell Variable Insurance Funds,
  Inc. (Russell):
Russell Multi-Style Equity Fund               -              -
   2,209,201 shares; cost
    $31,661,367
Russell Aggressive Equity Fund                -              -
   466,612 shares; cost
    $5,881,375
Russell Non-U.S. Fund                         -              -
   1,011,835 shares; cost
    $11,073,836
Russell Core Bond Fund                        -              -
   1,893,485 shares; cost
    $19,427,350
Russell Real Estate Securities
  Fund                                3,224,635              -
   186,611 shares; cost
    $2,344,039
AIM Variable Insurance Funds,
  Inc. (AIM):
AIM Capital Appreciation Fund                 -     24,384,888
   988,043 shares; cost
    $29,673,264
                                   ------------   ------------
Total Investments                     3,224,635     24,384,888
Cash and Accounts Receivable                  -              -
Due from Metlife Investors
  Insurance Company                           -              1
                                   ------------   ------------
Total Assets                          3,224,635     24,384,889
LIABILITIES:
Due to MetLife Investors
  Insurance Company                           -              -
                                   ------------   ------------
NET ASSETS                         $  3,224,635   $ 24,384,889
                                   ============   ============
Outstanding Units                       125,482      2,126,812
Unit Fair Values                   $      25.70   $       6.54
                                                            to
                                                  $      12.25

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                       AIM                               Scudder II             MFS
                                     ----------------------------------------     ------------------------- ------------
                                       Capital    International   International    Small-Cap    Government   Investors
                                     Appreciation    Growth          Growth         Growth      Securities     Trust
                                        Fund B        Fund           Fund B        Portfolio    Portfolio    Series B
                                     ------------ -------------   -------------   ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
AIM Variable Insurance Funds, Inc.
 (AIM), continued:
AIM Capital Appreciation Fund B      $    937,873 $          -    $          -    $          - $          - $          -
   38,390 shares; cost $742,749
AIM International Growth Fund                   -    6,666,854               -               -            -            -
   287,737 shares; cost $4,300,132
AIM International Growth Fund B                 -            -       6,694,797               -            -            -
   291,078 shares; cost $5,924,585
Scudder Variable Series II (Scudder
 II):
Scudder II Small-Cap Growth
 Portfolio                                      -            -               -       1,605,802            -            -
   119,125 shares; cost $1,930,747
Scudder II Government Securities
 Portfolio                                      -            -               -               -    1,745,553            -
   142,378 shares; cost $1,719,579
MFS Variable Insurance Trust
 (MFS):
MFS Investors Trust Series B                    -            -               -               -            -   12,739,252
   663,848 shares; cost
    $10,812,619
Metropolitan Life Series Funds, Inc.
 (MetLife):
MetLife Davis Venture Value A
 Fund                                           -            -               -               -            -            -
   159,745 shares; cost $4,352,807
MetLife Davis Venture Value E Fund              -            -               -               -            -            -
   9,837,524 shares; cost
    $245,894,445
                                     ------------ ------------    ------------    ------------ ------------ ------------
Total Investments                         937,873    6,666,854       6,694,797       1,605,802    1,745,553   12,739,252
Cash and Accounts Receivable                    -            -               -               -            -            -
Due from Metlife Investors Insurance
 Company                                        1            1               1               -            -            -
                                     ------------ ------------    ------------    ------------ ------------ ------------
Total Assets                              937,874    6,666,855       6,694,798       1,605,802    1,745,553   12,739,252
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        -            -               -               -            1            2
                                     ------------ ------------    ------------    ------------ ------------ ------------
NET ASSETS                           $    937,874 $  6,666,855    $  6,694,798    $  1,605,802 $  1,745,552 $ 12,739,250
                                     ============ ============    ============    ============ ============ ============
Outstanding Units                          77,227      473,274         421,253         168,675      128,534    1,147,380
Unit Fair Values                     $      11.69 $       9.19    $      13.97    $       9.35 $      13.36 $      10.96
                                               to           to              to              to           to           to
                                     $      22.78 $      14.65    $      21.15    $       9.53 $      13.61 $      11.17

                                              MetLife
                                     --------------------------
                                         Davis          Davis
                                     Venture Value     Venture
                                        Fund A       Value Fund E
                                     -------------   ------------
ASSETS:
Investments at Fair Value:
AIM Variable Insurance Funds, Inc.
 (AIM), continued:
AIM Capital Appreciation Fund B      $          -    $          -
   38,390 shares; cost $742,749
AIM International Growth Fund                   -               -
   287,737 shares; cost $4,300,132
AIM International Growth Fund B                 -               -
   291,078 shares; cost $5,924,585
Scudder Variable Series II (Scudder
 II):
Scudder II Small-Cap Growth
 Portfolio                                      -               -
   119,125 shares; cost $1,930,747
Scudder II Government Securities
 Portfolio                                      -               -
   142,378 shares; cost $1,719,579
MFS Variable Insurance Trust
 (MFS):
MFS Investors Trust Series B                    -               -
   663,848 shares; cost
    $10,812,619
Metropolitan Life Series Funds, Inc.
 (MetLife):
MetLife Davis Venture Value A
 Fund                                   4,937,716               -
   159,745 shares; cost $4,352,807
MetLife Davis Venture Value E Fund              -     302,602,236
   9,837,524 shares; cost
    $245,894,445
                                     ------------    ------------
Total Investments                       4,937,716     302,602,236
Cash and Accounts Receivable                    -               -
Due from Metlife Investors Insurance
 Company                                        -               1
                                     ------------    ------------
Total Assets                            4,937,716     302,602,237
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        3               -
                                     ------------    ------------
NET ASSETS                           $  4,937,713    $302,602,237
                                     ============    ============
Outstanding Units                         144,107      22,921,528
Unit Fair Values                     $      34.26    $      12.46
                                                               to
                                                     $      36.24

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                      MetLife
                                     -----------------------------------------------------------------------------------
                                       Harris
                                       Oakmark     Jennison     Jennison             MFS           MFS          MFS
                                       Focused      Growth       Growth        Investors Trust Total Return Total Return
                                       Value B     Portfolio   Portfolio B        Series B       Series A     Series B
                                     ------------ ------------ ------------    --------------- ------------ ------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife Harris Oakmark Focused
 Value B                             $ 89,084,190 $          - $          -     $          -   $          - $          -
   342,184 shares; cost
    $71,958,824
MetLife Jennison Growth Portfolio               -      344,909            -                -              -            -
   27,860 shares; cost $285,437
MetLife Jennison Growth Portfolio B             -            -   85,951,812                -              -            -
   6,970,950 shares; cost
    $69,396,130
MetLife MFS Investors Trust Series
 B                                              -            -            -       39,251,039              -            -
   4,029,881 shares; cost
    $30,225,782
MetLife MFS Total Return Series A               -            -            -                -      5,027,489            -
   33,951 shares; cost $4,801,570
MetLife MFS Total Return Series B               -            -            -                -              -   60,193,846
   410,431 shares; cost
    $56,043,236
MetLife Capital Guardian U.S.
 Equity Series A                                -            -            -                -              -            -
   6,891,221 shares; cost
    $77,252,628
MetLife Capital Guardian U.S.
 Equity Series B                                -            -            -                -              -            -
   6,735,291 shares; cost
    $70,144,992
Total Investments                      89,084,190      344,909   85,951,812       39,251,039      5,027,489   60,193,846
                                     ------------ ------------ ------------     ------------   ------------ ------------
Cash and Accounts Receivable                    -            -            -                -              -            -
Due from Metlife Investors Insurance
 Company                                        2            1            1                -              1            -
                                     ------------ ------------ ------------     ------------   ------------ ------------
Total Assets                           89,084,192      344,910   85,951,813       39,251,039      5,027,490   60,193,846
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        -            -            -                -              -            3
                                     ------------ ------------ ------------     ------------   ------------ ------------
NET ASSETS                           $ 89,084,192 $    344,910 $ 85,951,813     $ 39,251,039   $  5,027,490 $ 60,193,843
                                     ============ ============ ============     ============   ============ ============
Outstanding Units                       5,521,791       68,816    7,741,343        3,433,883        117,288    3,173,444
Unit Fair Values                     $      15.75 $       5.01 $       4.90     $       8.69   $      42.86 $      11.49
                                               to                        to               to                          to
                                     $      16.40              $      13.61     $      11.71                $      45.78

                                     -----------------------
                                       Capital      Capital
                                      Guardian     Guardian
                                     U.S. Equity  U.S. Equity
                                      Series A     Series B
                                     ------------ ------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife Harris Oakmark Focused
 Value B                             $          - $          -
   342,184 shares; cost
    $71,958,824
MetLife Jennison Growth Portfolio               -            -
   27,860 shares; cost $285,437
MetLife Jennison Growth Portfolio B             -            -
   6,970,950 shares; cost
    $69,396,130
MetLife MFS Investors Trust Series
 B                                              -            -
   4,029,881 shares; cost
    $30,225,782
MetLife MFS Total Return Series A               -            -
   33,951 shares; cost $4,801,570
MetLife MFS Total Return Series B               -            -
   410,431 shares; cost
    $56,043,236
MetLife Capital Guardian U.S.
 Equity Series A                       84,968,757            -
   6,891,221 shares; cost
    $77,252,628
MetLife Capital Guardian U.S.
 Equity Series B                                -   82,642,019
   6,735,291 shares; cost
    $70,144,992
Total Investments                      84,968,757   82,642,019
                                     ------------ ------------
Cash and Accounts Receivable                    -            -
Due from Metlife Investors Insurance
 Company                                        1            -
                                     ------------ ------------
Total Assets                           84,968,758   82,642,019
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        -            1
                                     ------------ ------------
NET ASSETS                           $ 84,968,758 $ 82,642,018
                                     ============ ============
Outstanding Units                       7,110,112    6,924,578
Unit Fair Values                     $      11.95 $      11.63
                                               to           to
                                     $      12.19 $      12.13

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                             MetLife
                                         -------------------------------------------------------------------------------------
                                            Putnam        Putnam
                                         International International  BlackRock    BlackRock                        Stock
                                             Stock         Stock     Money Market Money Market      Stock      Index Portfolio
                                           Portfolio    Portfolio B   Portfolio   Portfolio B  Index Portfolio        B
                                         ------------- ------------- ------------ ------------ --------------- ---------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife Putnam International Stock
 Class A                                 $    405,230  $          -  $          - $          -  $          -    $          -
   30,062 shares; cost $314,031
MetLife Putnam International Stock Class
 B                                                  -    13,536,013             -            -             -               -
   1,016,217 shares; cost $9,425,155
MetLife BlackRock Money Market
 Portfolio                                          -             -    14,640,877            -             -               -
   146,409 shares; cost $14,640,877
MetLife BlackRock Money Market
 Portfolio B                                        -             -             -   43,126,766             -               -
   431,268 shares; cost $43,126,766
MetLife Stock Index Portfolio                       -             -             -            -       644,883               -
   19,424 shares; cost $591,433
MetLife Stock Index Portfolio B                     -             -             -            -             -      35,688,244
   1,101,149 shares; cost $30,837,284
MetLife BlackRock Bond Income
 Class A                                            -             -             -            -             -               -
   88,216 shares; cost $9,649,882
MetLife BlackRock Bond Income Class B               -             -             -            -             -               -
   202,813 shares; cost $22,360,349
                                         ------------  ------------  ------------ ------------  ------------    ------------
Total Investments                             405,230    13,536,013    14,640,877   43,126,766       644,883      35,688,244
Cash and Accounts Receivable                        -             -             -            -             -               -
Due from Metlife Investors Insurance
 Company                                            -             1            13           21             1               -
                                         ------------  ------------  ------------ ------------  ------------    ------------
Total Assets                                  405,230    13,536,014    14,640,890   43,126,787       644,884      35,688,244
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            1             -             -            -             -               1
                                         ------------  ------------  ------------ ------------  ------------    ------------
NET ASSETS                               $    405,229  $ 13,536,014  $ 14,640,890 $ 43,126,787  $    644,884    $ 35,688,243
                                         ============  ============  ============ ============  ============    ============
Outstanding Units                              39,486       797,911     1,455,575    4,335,281        73,926       3,085,841
Unit Fair Values                         $      10.26  $      14.55  $      10.06 $       9.70  $       8.72    $      11.29
                                                                 to            to           to                            to
                                                       $      17.28  $      10.21 $      10.39                  $      11.73

                                         --------------------------
                                          BlackRock    BlackRock
                                            Bond         Bond
                                           Income       Income
                                           Class A      Class B
                                         ------------ ------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife Putnam International Stock
 Class A                                 $          - $          -
   30,062 shares; cost $314,031
MetLife Putnam International Stock Class
 B                                                  -            -
   1,016,217 shares; cost $9,425,155
MetLife BlackRock Money Market
 Portfolio                                          -            -
   146,409 shares; cost $14,640,877
MetLife BlackRock Money Market
 Portfolio B                                        -            -
   431,268 shares; cost $43,126,766
MetLife Stock Index Portfolio                       -            -
   19,424 shares; cost $591,433
MetLife Stock Index Portfolio B                     -            -
   1,101,149 shares; cost $30,837,284
MetLife BlackRock Bond Income
 Class A                                    9,746,980            -
   88,216 shares; cost $9,649,882
MetLife BlackRock Bond Income Class B               -   22,147,154
   202,813 shares; cost $22,360,349
                                         ------------ ------------
Total Investments                           9,746,980   22,147,154
Cash and Accounts Receivable                        -            -
Due from Metlife Investors Insurance
 Company                                            6            -
                                         ------------ ------------
Total Assets                                9,746,986   22,147,154
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            -            1
                                         ------------ ------------
NET ASSETS                               $  9,746,986 $ 22,147,153
                                         ============ ============
Outstanding Units                             204,201      496,720
Unit Fair Values                         $      47.73 $      40.41
                                                                to
                                                      $      52.26

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                                              MetLife
                                           ----------------------------------------------------------------------------------
                                           BlackRock   Franklin      Salomon        Salomon         Salomon
                                           Strategic   Templeton     Brothers       Brothers       Brothers     T. Rowe Price
                                             Value     Small-Cap  Strategic Bond Strategic Bond U.S. Government   Small-Cap
                                            Class B   Portfolio B    Class A        Class B         Class B        Class A
                                           ---------- ----------- -------------- -------------- --------------- -------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife BlackRock Strategic Value Class B  $4,106,360 $         -   $        -     $        -     $        -     $        -
   223,658 shares; cost $3,869,021
MetLife Franklin Templeton Small Cap
 Portfolio B                                        -  18,385,353            -              -              -              -
   1,781,526 shares; cost $17,408,449
MetLife Salomon Brothers Strategic Bond
 Class A                                            -           -    1,392,159              -              -              -
   109,446 shares; cost $1,363,291
MetLife Salomon Brothers Strategic Bond
 Class B                                            -           -            -      5,175,927              -              -
   408,841 shares; cost $5,012,209
MetLife Salomon Brothers U.S. Government
 Class B                                            -           -            -              -         68,023              -
   5,594 shares; cost $67,843
MetLife T. Rowe Price Small-Cap Class A             -           -            -              -              -      4,929,824
   325,831 shares; cost $4,194,128
MetLife T. Rowe Price Small-Cap Class B             -           -            -              -              -              -
   496,875 shares; cost $6,195,253
MetLife T. Rowe Price Large-Cap Class A             -           -            -              -              -              -
   1,109,488 shares; cost $12,930,822
                                           ---------- -----------   ----------     ----------     ----------     ----------
Total Investments                           4,106,360  18,385,353    1,392,159      5,175,927         68,023      4,929,824
Cash and Accounts Receivable                        -           -            -              -              -              -
Due from Metlife Investors Insurance
 Company                                            -           -            -              -              -              -
                                           ---------- -----------   ----------     ----------     ----------     ----------
Total Assets                                4,106,360  18,385,353    1,392,159      5,175,927         68,023      4,929,824
LIABILITIES:
Due to MetLife Investors Insurance Company          3           1            -              -              2              2
                                           ---------- -----------   ----------     ----------     ----------     ----------
NET ASSETS                                 $4,106,357 $18,385,352   $1,392,159     $5,175,927     $   68,021     $4,929,822
                                           ========== ===========   ==========     ==========     ==========     ==========
Outstanding Units                             222,081   1,835,415       67,853        261,373          4,435        336,416
Unit Fair Values                           $    18.07 $      9.81   $    20.52     $    18.92     $    14.20     $    14.64
                                                   to          to                          to             to             to
                                           $    19.25 $     10.09                  $    21.51     $    16.79     $    15.37

                                           ----------------------------

                                           T. Rowe Price T. Rowe Price
                                             Small-Cap     Large-Cap
                                              Class B       Class A
                                           ------------- -------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife BlackRock Strategic Value Class B   $        -    $         -
   223,658 shares; cost $3,869,021
MetLife Franklin Templeton Small Cap
 Portfolio B                                         -              -
   1,781,526 shares; cost $17,408,449
MetLife Salomon Brothers Strategic Bond
 Class A                                             -              -
   109,446 shares; cost $1,363,291
MetLife Salomon Brothers Strategic Bond
 Class B                                             -              -
   408,841 shares; cost $5,012,209
MetLife Salomon Brothers U.S. Government
 Class B                                             -              -
   5,594 shares; cost $67,843
MetLife T. Rowe Price Small-Cap Class A              -              -
   325,831 shares; cost $4,194,128
MetLife T. Rowe Price Small-Cap Class B      7,393,501              -
   496,875 shares; cost $6,195,253
MetLife T. Rowe Price Large-Cap Class A              -     15,011,358
   1,109,488 shares; cost $12,930,822
                                            ----------    -----------
Total Investments                            7,393,501     15,011,358
Cash and Accounts Receivable                         -              -
Due from Metlife Investors Insurance
 Company                                             -              8
                                            ----------    -----------
Total Assets                                 7,393,501     15,011,366
LIABILITIES:
Due to MetLife Investors Insurance Company           1              -
                                            ----------    -----------
NET ASSETS                                  $7,393,500    $15,011,366
                                            ==========    ===========
Outstanding Units                              515,246      1,166,587
Unit Fair Values                            $    13.79    $     12.86
                                                    to             to
                                            $    15.26    $     13.38

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                  MetLife                                         Putnam
                                        ---------------------------- ---------------------------------------------------
                                        T. Rowe Price  Oppenheimer     Growth &     Growth &
                                          Large-Cap       Global        Income       Income       Vista        Vista
                                           Class B    Equity Class B     Fund        Fund B       Fund         Fund B
                                        ------------- -------------- ------------ ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife T. Rowe Price Large-Cap Class
 B                                      $ 44,152,475   $          -  $          - $          - $          - $          -
   3,277,838 shares; cost $39,030,842
MetLife Oppenheimer Global Equity
 Class B                                           -      5,298,649             -            -            -            -
   351,836 shares; cost $5,003,203
Putnam Variable Trust (Putnam):
Putnam Growth & Income Fund                        -              -    16,964,124            -            -            -
   639,914 shares; cost $16,226,043
Putnam Growth & Income Fund B                      -              -             -    5,043,632            -            -
   191,409 shares; cost $4,495,034
Putnam Vista Fund                                  -              -             -            -    5,503,016            -
   388,906 shares; cost $6,376,648
Putnam Vista Fund B                                -              -             -            -            -      662,366
   47,515 shares; cost $511,311
Putnam Equity Income Fund B                        -              -             -            -            -            -
   1,764,452 shares; cost $22,600,127
Franklin Templeton Variable Insurance
 Products Trust (Templeton):
Templeton Growth Securities Fund                   -              -             -            -            -            -
   173,058 shares; cost $2,138,255
                                        ------------   ------------  ------------ ------------ ------------ ------------
Total Investments                         44,152,475      5,298,649    16,964,124    5,043,632    5,503,016      662,366
Cash and Accounts Receivable                       -              -             -            -            -            -
Due from Metlife Investors Insurance
 Company                                           -              1             -            -            1            -
                                        ------------   ------------  ------------ ------------ ------------ ------------
Total Assets                              44,152,475      5,298,650    16,964,124    5,043,632    5,503,017      662,366
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           3              -             -            4            -            1
                                        ------------   ------------  ------------ ------------ ------------ ------------
NET ASSETS                              $ 44,152,472   $  5,298,650  $ 16,964,124 $  5,043,628 $  5,503,017 $    662,365
                                        ============   ============  ============ ============ ============ ============
Outstanding Units                          3,489,031        305,962     1,309,215      289,090      424,017       51,434
Unit Fair Values                        $      12.24   $      16.10  $      12.96 $      12.56 $      12.98 $      12.59
                                                  to             to                         to                        to
                                        $      13.29   $      17.82               $      56.51              $      15.65

                                                      Templeton
                                        -------------------------
                                           Equity       Growth
                                           Income     Securities
                                           Fund B        Fund
                                        ------------ ------------
ASSETS:
Investments at Fair Value:
Metropolitan Life Series Funds, Inc.
 (MetLife), continued:
MetLife T. Rowe Price Large-Cap Class
 B                                      $          - $          -
   3,277,838 shares; cost $39,030,842
MetLife Oppenheimer Global Equity
 Class B                                           -            -
   351,836 shares; cost $5,003,203
Putnam Variable Trust (Putnam):
Putnam Growth & Income Fund                        -            -
   639,914 shares; cost $16,226,043
Putnam Growth & Income Fund B                      -            -
   191,409 shares; cost $4,495,034
Putnam Vista Fund                                  -            -
   388,906 shares; cost $6,376,648
Putnam Vista Fund B                                -            -
   47,515 shares; cost $511,311
Putnam Equity Income Fund B               24,525,877            -
   1,764,452 shares; cost $22,600,127
Franklin Templeton Variable Insurance
 Products Trust (Templeton):
Templeton Growth Securities Fund                   -    2,419,358
   173,058 shares; cost $2,138,255
                                        ------------ ------------
Total Investments                         24,525,877    2,419,358
Cash and Accounts Receivable                       -            -
Due from Metlife Investors Insurance
 Company                                           -            -
                                        ------------ ------------
Total Assets                              24,525,877    2,419,358
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -            1
                                        ------------ ------------
NET ASSETS                              $ 24,525,877 $  2,419,357
                                        ============ ============
Outstanding Units                          1,760,798      144,392
Unit Fair Values                        $      13.61 $      13.54
                                                  to           to
                                        $      14.04 $      16.86

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                   Templeton                                       Fidelity
                                           --------------------------------------------------------- ----------------------
                                                                              Developing Developing
                                             Growth    Foreign     Foreign     Markets    Markets
                                           Securities Securities  Securities  Securities Securities   Growth      Growth
                                             Fund B      Fund       Fund B       Fund      Fund B    Portfolio  Portfolio B
                                           ---------- ----------- ----------- ---------- ----------- ---------- -----------
ASSETS:
Investments at Fair Value:
Franklin Templeton Variable Insurance
 Products Trust (Templeton), continued:
Templeton Growth Securities Fund B         $1,987,330 $         - $         - $        - $         - $        - $         -
   143,905 shares; cost $1,538,181
Templeton Foreign Securities Fund                   -  14,706,992           -          -           -          -           -
   928,472 shares; cost $11,441,270
Templeton Foreign Securities Fund B                 -           -  53,287,873          -           -          -           -
   3,411,515 shares; cost $42,829,748
Templeton Developing Markets Securities
 Fund                                               -           -           -  8,984,230           -          -           -
   817,491 shares; cost $5,196,674
Templeton Developing Markets Securities
 Fund B                                             -           -           -          -  43,208,077          -           -
   3,964,044 shares; cost $23,372,374
Variable Insurance Products Fund, Fund II,
 and Fund III (Fidelity):
Fidelity Growth Portfolio                           -           -           -          -           -  1,601,689           -
   47,528 shares; cost $2,009,514
Fidelity Growth Portfolio B                         -           -           -          -           -          -  72,323,388
   2,172,526 shares; cost $65,478,455
Fidelity Growth Opportunities Portfolio             -           -           -          -           -          -           -
   20,039 shares; cost $395,768
                                           ---------- ----------- ----------- ---------- ----------- ---------- -----------
Total Investments                           1,987,330  14,706,992  53,287,873  8,984,230  43,208,077  1,601,689  72,323,388
Cash and Accounts Receivable                        -           -           -          -           -          -           -
Due from Metlife Investors Insurance
 Company                                            -           -           -          1           -          1           1
                                           ---------- ----------- ----------- ---------- ----------- ---------- -----------
Total Assets                                1,987,330  14,706,992  53,287,873  8,984,231  43,208,077  1,601,690  72,323,389
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            2           1           3          -           -          -           -
                                           ---------- ----------- ----------- ---------- ----------- ---------- -----------
NET ASSETS                                 $1,987,328 $14,706,991 $53,287,870 $8,984,231 $43,208,077 $1,601,690 $72,323,389
                                           ========== =========== =========== ========== =========== ========== ===========
Outstanding Units                             118,958   1,226,736   3,967,219    554,323   2,933,752    132,056   4,785,690
Unit Fair Values                           $    16.34 $     11.44 $     11.63 $    16.21 $     10.15 $    12.13 $     11.76
                                                   to          to          to                     to                     to
                                           $    17.08 $     12.00 $     30.90            $     16.02            $     55.40

                                           --------------

                                              Growth
                                           Opportunities
                                             Portfolio
                                           -------------
ASSETS:
Investments at Fair Value:
Franklin Templeton Variable Insurance
 Products Trust (Templeton), continued:
Templeton Growth Securities Fund B          $        -
   143,905 shares; cost $1,538,181
Templeton Foreign Securities Fund                    -
   928,472 shares; cost $11,441,270
Templeton Foreign Securities Fund B                  -
   3,411,515 shares; cost $42,829,748
Templeton Developing Markets Securities
 Fund                                                -
   817,491 shares; cost $5,196,674
Templeton Developing Markets Securities
 Fund B                                              -
   3,964,044 shares; cost $23,372,374
Variable Insurance Products Fund, Fund II,
 and Fund III (Fidelity):
Fidelity Growth Portfolio                            -
   47,528 shares; cost $2,009,514
Fidelity Growth Portfolio B                          -
   2,172,526 shares; cost $65,478,455
Fidelity Growth Opportunities Portfolio        347,476
   20,039 shares; cost $395,768
                                            ----------
Total Investments                              347,476
Cash and Accounts Receivable                         -
Due from Metlife Investors Insurance
 Company                                             1
                                            ----------
Total Assets                                   347,477
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                             -
                                            ----------
NET ASSETS                                  $  347,477
                                            ==========
Outstanding Units                               37,228
Unit Fair Values                            $     9.33



See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2005

                                                                    Fidelity
                                                        ---------------------------------    -----------

                                                        Growth &       Equity      Equity
                                                         Income        Income      Income    High Yield
                                                        Portfolio     Portfolio  Portfolio B Portfolio
                                                        ----------    ---------- ----------- -----------
ASSETS:
Investments at Fair Value:
Variable Insurance Products Fund, Fund II, and Fund III
 (Fidelity), continued:
Fidelity Growth & Income Portfolio                      $1,293,846    $        - $        -  $         -
   87,718 shares; cost $1,254,145
Fidelity Equity Income Portfolio                                 -     1,513,539          -            -
   59,378 shares; cost $1,392,370
Fidelity Equity Income Portfolio B                               -             -  7,375,835            -
   293,041 shares; cost $6,624,016
PIMCO Variable Insurance Trust (PIMCO):
PIMCO High Yield Portfolio                                       -             -          -   11,879,809
   1,450,526 shares; cost $11,730,631
PIMCO Low Duration Portfolio                                     -             -          -            -
   1,030,722 shares; cost $10,562,618
PIMCO StocksPLUS Growth and Income Portfolio                     -             -          -            -
   140,244 shares; cost $1,309,268
PIMCO Total Return Portfolio                                     -             -          -            -
   2,776,712 shares; cost $28,028,693
                                                        ----------    ---------- ----------  -----------
Total Investments                                        1,293,846     1,513,539  7,375,835   11,879,809
Cash and Accounts Receivable                                     -             -          -            -
Due from Metlife Investors Insurance Company                     -             2          -           35
                                                        ----------    ---------- ----------  -----------
Total Assets                                             1,293,846     1,513,541  7,375,835   11,879,844
LIABILITIES:
Due to MetLife Investors Insurance Company                       -             -          1            -
                                                        ----------    ---------- ----------  -----------
NET ASSETS                                              $1,293,846    $1,513,541 $7,375,834  $11,879,844
                                                        ==========    ========== ==========  ===========
Outstanding Units                                          103,638       112,188    526,931      910,444
Unit Fair Values                                        $    12.48    $    13.49 $    13.08  $     12.71
                                                                                         to           to
                                                                                 $    55.59  $     13.31

                                                                  PIMCO
                                                        -------------------------------------
                                                                       StocksPLUS
                                                                        Growth &
                                                        Low Duration     Income   Total Return
                                                         Portfolio     Portfolio   Portfolio
                                                        ------------   ---------- ------------
ASSETS:
Investments at Fair Value:
Variable Insurance Products Fund, Fund II, and Fund III
 (Fidelity), continued:
Fidelity Growth & Income Portfolio                      $         -    $        - $         -
   87,718 shares; cost $1,254,145
Fidelity Equity Income Portfolio                                  -             -           -
   59,378 shares; cost $1,392,370
Fidelity Equity Income Portfolio B                                -             -           -
   293,041 shares; cost $6,624,016
PIMCO Variable Insurance Trust (PIMCO):
PIMCO High Yield Portfolio                                        -             -           -
   1,450,526 shares; cost $11,730,631
PIMCO Low Duration Portfolio                             10,399,988             -           -
   1,030,722 shares; cost $10,562,618
PIMCO StocksPLUS Growth and Income Portfolio                      -     1,430,485           -
   140,244 shares; cost $1,309,268
PIMCO Total Return Portfolio                                      -             -  28,433,535
   2,776,712 shares; cost $28,028,693
                                                        -----------    ---------- -----------
Total Investments                                        10,399,988     1,430,485  28,433,535
Cash and Accounts Receivable                                      -             -           -
Due from Metlife Investors Insurance Company                      9             -           -
                                                        -----------    ---------- -----------
Total Assets                                             10,399,997     1,430,485  28,433,535
LIABILITIES:
Due to MetLife Investors Insurance Company                        -             -          46
                                                        -----------    ---------- -----------
NET ASSETS                                              $10,399,997    $1,430,485 $28,433,489
                                                        ===========    ========== ===========
Outstanding Units                                           863,341       154,607   2,134,374
Unit Fair Values                                        $     11.71    $     8.97 $     13.13
                                                                 to            to          to
                                                        $     12.21    $    13.44 $     13.38

                                                                    (Concluded)

See Accompanying Notes to Financial Statements

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                          Met Investors
                                         -----------------------------------------------------------------------------------
                                           Lord Abbett     Lord Abbett     Lord Abbett       Lord Abbett       Lord Abbett
                                            Growth &        Growth &          Bond              Bond             Growth
                                             Income          Income         Debenture         Debenture        Opportunity
                                            Portfolio      Portfolio B      Portfolio        Portfolio B        Portfolio
                                         --------------  --------------  --------------    --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $   22,536,559  $   14,606,161  $    4,740,620    $    9,382,758    $    1,322,178
                                         --------------  --------------  --------------    --------------    --------------
Expenses:
  Mortality and expense charges               9,885,386       5,947,198       1,420,191         2,510,215           262,710
  Administrative fee                          1,246,700       1,256,853         172,649           511,137            31,871
                                         --------------  --------------  --------------    --------------    --------------
    Total expenses                           11,132,086       7,204,051       1,592,840         3,021,352           294,581
                                         --------------  --------------  --------------    --------------    --------------
    Net investment (loss) income             11,404,473       7,402,110       3,147,780         6,361,406         1,027,597
                                         --------------  --------------  --------------    --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                     39,085,052       6,567,140       1,720,720         3,940,805         1,808,103
  Change in unrealized appreciation
   (depreciation) of investments            (36,722,249)     (4,378,207)     (4,368,922)       (8,566,135)       (2,258,441)
                                         --------------  --------------  --------------    --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                  2,362,803       2,188,933      (2,648,202)       (4,625,330)         (450,338)
                                         --------------  --------------  --------------    --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $   13,767,276  $    9,591,043  $      499,578    $    1,736,076    $      577,259
                                         ==============  ==============  ==============    ==============    ==============

                                         ---------------------------
                                           Lord Abbett     Lord Abbett
                                             Growth          Mid-Cap
                                           Opportunity        Value
                                           Portfolio B      Portfolio
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $    2,522,877  $    4,131,466
                                         --------------  --------------
Expenses:
  Mortality and expense charges                 334,154       1,303,072
  Administrative fee                             85,883         166,468
                                         --------------  --------------
    Total expenses                              420,037       1,469,540
                                         --------------  --------------
    Net investment (loss) income              2,102,840       2,661,926
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        410,205       8,068,092
  Change in unrealized appreciation
   (depreciation) of investments             (1,301,901)     (4,034,078)
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                   (891,696)      4,034,014
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    1,211,144  $    6,695,940
                                         ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                         Met Investors
                                         --------------------------------------------------------------------------------
                                          Lord Abbett     Lord Abbett       Met/Putnam      Met/Putnam     Oppenheimer
                                            Mid-Cap        America's          Capital         Capital        Capital
                                             Value           Value         Opportunities   Opportunities   Appreciation
                                          Portfolio B     Portfolio B        Portfolio      Portfolio B     Portfolio
                                         -------------- --------------    --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $    8,372,591 $      117,308    $      100,120  $        6,499  $      342,649
                                         -------------- --------------    --------------  --------------  --------------
Expenses:
  Mortality and expense charges               1,969,093        419,711           456,586          39,193         355,121
  Administrative fee                            458,903        117,109            54,935           9,726          42,615
                                         -------------- --------------    --------------  --------------  --------------
    Total expenses                            2,427,996        536,820           511,521          48,919         397,736
                                         -------------- --------------    --------------  --------------  --------------
    Net investment (loss) income              5,944,595       (419,512)         (411,401)        (42,420)        (55,087)
                                         -------------- --------------    --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        386,989         70,364         1,410,538          61,408         167,336
  Change in unrealized appreciation
   (depreciation) of investments              6,288,117      2,066,489         1,821,100         323,269       2,297,629
                                         -------------- --------------    --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                  6,675,106      2,136,853         3,231,638         384,677       2,464,965
                                         -------------- --------------    --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                     $   12,619,701 $    1,717,341    $    2,820,237  $      342,257  $    2,409,878
                                         ============== ==============    ==============  ==============  ==============

                                         -----------------------------
                                          Oppenheimer        PIMCO
                                            Capital        Inflation
                                          Appreciation   Protected Bond
                                          Portfolio B     Portfolio B
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $    1,049,444  $      117,250
                                         --------------  --------------
Expenses:
  Mortality and expense charges               1,583,420       1,118,073
  Administrative fee                            273,265         188,354
                                         --------------  --------------
    Total expenses                            1,856,685       1,306,427
                                         --------------  --------------
    Net investment (loss) income               (807,241)     (1,189,177)
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      4,346,319       1,183,557
  Change in unrealized appreciation
   (depreciation) of investments               (926,970)       (332,505)
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                  3,419,349         851,052
                                         --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                     $    2,612,108  $     (338,125)
                                         ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                         Met Investors
                                         -------------------------------------------------------------------------------
                                              PIMCO          Janus            Janus          PIMCO           PIMCO
                                              Money        Aggressive      Aggressive     Total Return    Total Return
                                             Market          Growth          Growth           Bond            Bond
                                         Portfolio B (d)   Portfolio       Portfolio B     Portfolio      Portfolio B
                                         --------------- --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      212,639  $       26,855  $      114,738  $      396,351  $    1,817,149
                                         --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                 164,819         337,431       1,414,683         778,951       3,466,565
  Administrative fee                             29,216          40,492         264,101          93,666         671,101
                                         --------------  --------------  --------------  --------------  --------------
    Total expenses                              194,035         377,923       1,678,784         872,617       4,137,666
                                         --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                 18,604        (351,068)     (1,564,046)       (476,266)     (2,320,517)
                                         --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              -       1,011,900       2,017,006         119,522          78,298
  Change in unrealized appreciation
   (depreciation) of investments                      -       2,285,903      10,701,017       1,009,487       4,058,521
                                         --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                          -       3,297,803      12,718,023       1,129,009       4,136,819
                                         --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                     $       18,604  $    2,946,735  $   11,153,977  $      652,743  $    1,816,302
                                         ==============  ==============  ==============  ==============  ==============

                                         -------------------------------
                                               RCM       T. Rowe Price
                                             Global         Mid-Cap
                                           Technology       Growth
                                           Portfolio B     Portfolio
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       81,809  $      475,370
                                         --------------  --------------
Expenses:
  Mortality and expense charges                 169,878         278,668
  Administrative fee                             28,540          50,926
                                         --------------  --------------
    Total expenses                              198,418         329,594
                                         --------------  --------------
    Net investment (loss) income               (116,609)        145,776
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         97,946         767,800
  Change in unrealized appreciation
   (depreciation) of investments                834,004       1,764,100
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    931,950       2,531,900
                                         --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                     $      815,341  $    2,677,676
                                         ==============  ==============

(d) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                       Met Investors
                                         -----------------------------------------------------------------------------
                                         T. Rowe Price       MFS               MFS            AIM            AIM
                                            Mid-Cap       Research          Research       Small-Cap      Small-Cap
                                            Growth      International     International     Growth         Growth
                                          Portfolio B     Portfolio        Portfolio B   Portfolio (c)   Portfolio B
                                         -------------- --------------    -------------- -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $    2,127,818 $    3,640,963    $    7,165,925 $      116,989 $    1,810,823
                                         -------------- --------------    -------------- -------------- --------------
Expenses:
  Mortality and expense charges               1,166,326        782,614         1,535,049         51,909      1,018,984
  Administrative fee                            214,554         97,605           301,630          6,229        183,217
                                         -------------- --------------    -------------- -------------- --------------
    Total expenses                            1,380,880        880,219         1,836,679         58,138      1,202,201
                                         -------------- --------------    -------------- -------------- --------------
    Net investment (loss) income                746,938      2,760,744         5,329,246         58,851        608,622
                                         -------------- --------------    -------------- -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      2,621,226      6,006,290         4,449,681        160,084      2,158,064
  Change in unrealized appreciation
   (depreciation) of investments              7,739,068      1,866,647        10,343,895        677,060      5,469,684
                                         -------------- --------------    -------------- -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                 10,360,294      7,872,937        14,793,576        837,144      7,627,748
                                         -------------- --------------    -------------- -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $   11,107,232 $   10,633,681    $   20,122,822 $      895,995 $    8,236,370
                                         ============== ==============    ============== ============== ==============

                                         ----------------------------
                                                               Harris
                                             Lazard            Oakmark
                                             Mid-Cap        International
                                           Portfolio B       Portfolio B
                                         --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $    3,419,192    $    1,153,602
                                         --------------    --------------
Expenses:
  Mortality and expense charges                 471,136         1,304,236
  Administrative fee                             79,902           217,679
                                         --------------    --------------
    Total expenses                              551,038         1,521,915
                                         --------------    --------------
    Net investment (loss) income              2,868,154          (368,313)
                                         --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      1,979,255         6,115,678
  Change in unrealized appreciation
   (depreciation) of investments             (3,040,260)        4,158,520
                                         --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                 (1,061,005)       10,274,198
                                         --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    1,807,149    $    9,905,885
                                         ==============    ==============

(c) For the period May 1, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                         Met Investors
                                         -------------------------------------------------------------------------------------
                                          Third Avenue      Third Avenue      Neuberger       Neuberger         Turner
                                            Small-Cap        Small-Cap         Berman          Berman           Mid-Cap
                                              Value            Value         Real Estate     Real Estate        Growth
                                          Portfolio (c)     Portfolio B     Portfolio (c)    Portfolio B      Portfolio B
                                         --------------    --------------  --------------  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       10,105    $      246,069  $       14,386  $       72,915    $      407,516
                                         --------------    --------------  --------------  --------------    --------------
Expenses:
  Mortality and expense charges                  31,850         1,212,372         105,368         591,782           175,000
  Administrative Fee                              4,288           207,404          12,644         112,079            29,716
                                         --------------    --------------  --------------  --------------    --------------
    Total expenses                               36,138         1,419,776         118,012         703,861           204,716
                                         --------------    --------------  --------------  --------------    --------------
    Net investment (loss) income                (26,033)       (1,173,707)       (103,626)       (630,946)          202,800
                                         --------------    --------------  --------------  --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         83,872         7,240,364         217,081       2,586,790           698,422
  Change in unrealized appreciation
   (depreciation) of investments                621,194         4,379,552       1,614,994       5,260,491            31,092
                                         --------------    --------------  --------------  --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                    705,066        11,619,916       1,832,075       7,847,281           729,514
                                         --------------    --------------  --------------  --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $      679,033    $   10,446,209  $    1,728,449  $    7,216,335    $      932,314
                                         ==============    ==============  ==============  ==============    ==============

                                         ------------------------
                                          Goldman Sachs       Defensive
                                             Mid-Cap          Strategy
                                              Value            Fund of
                                           Portfolio B         Fund B
                                         --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $    1,929,160    $      664,588
                                         --------------    --------------
Expenses:
  Mortality and expense charges                 331,134           854,382
  Administrative Fee                             56,712           141,059
                                         --------------    --------------
    Total expenses                              387,846           995,441
                                         --------------    --------------
    Net investment (loss) income              1,541,314          (330,853)
                                         --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      1,666,615           300,323
  Change in unrealized appreciation
   (depreciation) of investments               (947,476)        2,218,207
                                         --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                    719,139         2,518,530
                                         --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $    2,260,453    $    2,187,677
                                         ==============    ==============

(c) For the period May 1, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                     Met Investors
                                     -----------------------------------------------------------------------------------
                                        Moderate        Balanced           Growth        Aggressive
                                        Strategy        Strategy          Strategy        Strategy        VanKampen
                                        Fund of         Fund of           Fund of         Fund of         ComStock
                                         Fund B          Fund B            Fund B          Fund B      Portfolio B (c)
                                     --------------  --------------    --------------  --------------  ---------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                          $    2,708,134  $    7,314,384    $    7,210,104  $    1,432,384  $      654,431
                                     --------------  --------------    --------------  --------------  --------------
Expenses:
  Mortality and expense charges           2,711,120       7,805,611         7,596,115       1,719,156         141,391
  Administrative fee                        447,799       1,317,540         1,283,506         289,775          32,437
                                     --------------  --------------    --------------  --------------  --------------
    Total expenses                        3,158,919       9,123,151         8,879,621       2,008,931         173,828
                                     --------------  --------------    --------------  --------------  --------------
    Net investment (loss) income           (450,785)     (1,808,767)       (1,669,517)       (576,547)        480,603
                                     --------------  --------------    --------------  --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                    158,727         890,934           145,831         896,808           5,000
  Change in unrealized appreciation
   (depreciation) of investments          9,061,478      34,518,676        45,211,344      10,957,465         685,364
                                     --------------  --------------    --------------  --------------  --------------
    Net realized and unrealized
     gains (losses) on
     investments                          9,220,205      35,409,610        45,357,175      11,854,273         690,364
                                     --------------  --------------    --------------  --------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                 $    8,769,420  $   33,600,843    $   43,687,658  $   11,277,726  $    1,170,967
                                     ==============  ==============    ==============  ==============  ==============

                                     --------------------------
                                       Cyclical        Cyclical
                                        Growth        Growth and
                                          ETF         Income ETF
                                      Class B (b)     Class B (b)
                                     -------------- --------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                          $       51,973 $       22,423
                                     -------------- --------------
Expenses:
  Mortality and expense charges              12,299          4,270
  Administrative fee                          2,506            875
                                     -------------- --------------
    Total expenses                           14,805          5,145
                                     -------------- --------------
    Net investment (loss) income             37,168         17,278
                                     -------------- --------------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      1,075            144
  Change in unrealized appreciation
   (depreciation) of investments            113,757         (7,714)
                                     -------------- --------------
    Net realized and unrealized
     gains (losses) on
     investments                            114,832         (7,570)
                                     -------------- --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                 $      152,000 $        9,708
                                     ============== ==============

(b) For the period September 30, 2005 to December 31, 2005
(c) For the period May 1, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                          Met Investors                                     Russell
                                         --------------  ---------------------------------------------------------------------
                                           Legg Mason
                                              Value        Multi-Style       Aggressive
                                             Equity          Equity            Equity         Non-U.S.          Core Bond
                                           Class B (a)        Fund              Fund            Fund              Fund
                                         --------------  --------------    --------------  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            -  $      383,684    $      698,772  $      224,582    $      994,442
                                         --------------  --------------    --------------  --------------    --------------
Expenses:
  Mortality and expense charges                      19         424,294            94,385         175,828           272,357
  Administrative fee                                  3          50,915            11,326          21,099            32,683
                                         --------------  --------------    --------------  --------------    --------------
    Total expenses                                   22         475,209           105,711         196,927           305,040
                                         --------------  --------------    --------------  --------------    --------------
    Net investment (loss) income                    (22)        (91,525)          593,061          27,655           689,402
                                         --------------  --------------    --------------  --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              -      (1,589,591)          396,472         295,360            67,013
  Change in unrealized appreciation
   (depreciation) of investments                 (2,748)      3,472,255          (684,069)      1,186,758          (625,342)
                                         --------------  --------------    --------------  --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                     (2,748)      1,882,664          (287,597)      1,482,118          (558,329)
                                         --------------  --------------    --------------  --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $       (2,770) $    1,791,139    $      305,464  $    1,509,773    $      131,073
                                         ==============  ==============    ==============  ==============    ==============

                                                              AIM
                                         --------        --------------

                                           Real Estate      Capital
                                           Securities     Appreciation
                                              Fund            Fund
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      362,605  $       15,113
                                         --------------  --------------
Expenses:
  Mortality and expense charges                  43,523         311,002
  Administrative fee                              5,223          45,998
                                         --------------  --------------
    Total expenses                               48,746         357,000
                                         --------------  --------------
    Net investment (loss) income                313,859        (341,887)
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        481,094      (2,412,448)
  Change in unrealized appreciation
   (depreciation) of investments               (431,668)      4,400,679
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                     49,426       1,988,231
                                         --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $      363,285  $    1,646,344
                                         ==============  ==============

(a) For the period November 7, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                       AIM
                                         --------------------------------------------------------------

                                            Capital       International   International       Premier
                                          Appreciation       Growth          Growth            Equity
                                             Fund B           Fund           Fund B           Fund (d)
                                         --------------  --------------  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            -  $       41,374  $       35,279    $            -
                                         --------------  --------------  --------------    --------------
Expenses:
  Mortality and expense charges                  10,000          74,642          45,114             5,756
  Administrative fee                              2,063          10,774           9,431             1,116
                                         --------------  --------------  --------------    --------------
    Total expenses                               12,063          85,416          54,545             6,872
                                         --------------  --------------  --------------    --------------
    Net investment (loss) income                (12,063)        (44,042)        (19,266)           (6,872)
                                         --------------  --------------  --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                          9,275         514,556         173,194            27,125
  Change in unrealized appreciation
   (depreciation) of investments                 64,010         482,458         647,230           (77,376)
                                         --------------  --------------  --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                     73,285         997,014         820,424           (50,251)
                                         --------------  --------------  --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $       61,222  $      952,972  $      801,158    $      (57,123)
                                         ==============  ==============  ==============    ==============

                                                    Alliance                 Scudder II
                                         ------------------------------    --------------
                                            Bernstein         Bernstein
                                           Real Estate       Real Estate     Small-Cap
                                           Investment        Investment        Growth
                                          Portfolio (d)    Portfolio B (d)   Portfolio
                                         --------------    --------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            -    $            -  $            -
                                         --------------    --------------  --------------
Expenses:
  Mortality and expense charges                  52,929           165,275          21,074
  Administrative fee                              6,351            33,353           2,699
                                         --------------    --------------  --------------
    Total expenses                               59,280           198,628          23,773
                                         --------------    --------------  --------------
    Net investment (loss) income                (59,280)         (198,628)        (23,773)
                                         --------------    --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      6,099,204        15,184,933        (195,522)
  Change in unrealized appreciation
   (depreciation) of investments             (6,651,283)      (16,834,042)        299,744
                                         --------------    --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                   (552,079)       (1,649,109)        104,222
                                         --------------    --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $     (611,359)   $   (1,847,737) $       80,449
                                         ==============    ==============  ==============

(d) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                       Scudder II                                                  MFS
                                             ------------------------------  -------------------------------------------------
                                                                 Dreman
                                               Government       Small-Cap         High            High           Investors
                                               Securities         Value          Income          Income            Trust
                                               Portfolio      Portfolio (d)    Series (d)     Series B (d)       Series (d)
                                             --------------  --------------  --------------  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $       99,815  $      386,934  $      510,151  $    2,962,130    $       97,161
                                             --------------  --------------  --------------  --------------    --------------
Expenses:
  Mortality and expense charges                      25,231          16,444          32,292         180,714            74,170
  Administrative fee                                  3,871           2,215           3,875          36,786             8,900
                                             --------------  --------------  --------------  --------------    --------------
    Total expenses                                   29,102          18,659          36,167         217,500            83,070
                                             --------------  --------------  --------------  --------------    --------------
    Net investment (loss) income                     70,713         368,275         473,984       2,744,630            14,091
                                             --------------  --------------  --------------  --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                      10,285       1,138,549        (372,497)        490,586        (1,788,294)
  Change in unrealized appreciation
   (depreciation) of investments                    (59,816)     (1,746,039)       (347,120)     (4,705,540)          997,464
                                             --------------  --------------  --------------  --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                        (49,531)       (607,490)       (719,617)     (4,214,954)         (790,830)
                                             --------------  --------------  --------------  --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $       21,182  $     (239,215) $     (245,633) $   (1,470,324)   $     (776,739)
                                             ==============  ==============  ==============  ==============    ==============

                                             -----------------------------

                                                Investors
                                                  Trust         New Discovery
                                                Series B         Series (d)
                                             --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $       41,261    $            -
                                             --------------    --------------
Expenses:
  Mortality and expense charges                     166,770            27,706
  Administrative fee                                 32,501             3,325
                                             --------------    --------------
    Total expenses                                  199,271            31,031
                                             --------------    --------------
    Net investment (loss) income                   (158,010)          (31,031)
                                             --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                     266,055          (402,280)
  Change in unrealized appreciation
   (depreciation) of investments                    527,707          (588,203)
                                             --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                        793,762          (990,483)
                                             --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $      635,752    $   (1,021,514)
                                             ==============    ==============

(d) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                               MFS                                                   MetLife
                                         --------------  -------------------------------------------------------------------
                                                              Davis           Davis            Harris
                                                             Venture         Venture           Oakmark        Jennison
                                          New Discovery       Value           Value            Focused         Growth
                                          Series B (d)       Fund A          Fund E            Value B      Portfolio (c)
                                         --------------  --------------  --------------    --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            -  $       25,996  $    1,434,765    $      925,403  $            -
                                         --------------  --------------  --------------    --------------  --------------
Expenses:
  Mortality and expense charges                 189,072          49,700       3,590,301         1,295,526           2,793
  Administrative fee                             38,181           5,964         671,304           220,261             335
                                         --------------  --------------  --------------    --------------  --------------
    Total expenses                              227,253          55,664       4,261,605         1,515,787           3,128
                                         --------------  --------------  --------------    --------------  --------------
    Net investment (loss) income               (227,253)        (29,668)     (2,826,840)         (590,384)         (3,128)
                                         --------------  --------------  --------------    --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      1,073,833          67,046       7,153,719         5,491,280           4,833
  Change in unrealized appreciation
   (depreciation) of investments             (7,845,305)        330,152      18,190,742         1,518,195          59,472
                                         --------------  --------------  --------------    --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                 (6,771,472)        397,198      25,344,461         7,009,475          64,305
                                         --------------  --------------  --------------    --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $   (6,998,725) $      367,530  $   22,517,621    $    6,419,091  $       61,177
                                         ==============  ==============  ==============    ==============  ==============

                                         ---------------------------
                                                               MFS
                                            Jennison        Investors
                                             Growth           Trust
                                           Portfolio B      Series B
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            -  $       79,440
                                         --------------  --------------
Expenses:
  Mortality and expense charges               1,034,233         482,039
  Administrative fee                            186,763          98,349
                                         --------------  --------------
    Total expenses                            1,220,996         580,388
                                         --------------  --------------
    Net investment (loss) income             (1,220,996)       (500,948)
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      2,960,718       1,311,138
  Change in unrealized appreciation
   (depreciation) of investments              7,204,007       1,173,339
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                 10,164,725       2,484,477
                                         --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $    8,943,729  $    1,983,529
                                         ==============  ==============

(c) For the period May 1, 2005 to December 31, 2005
(d) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                            MetLife
                                         ----------------------------------------------------------------------------------
                                                                              Capital         Capital         Putnam
                                              MFS               MFS          Guardian        Guardian      International
                                          Total Return      Total Return    U.S. Equity     U.S. Equity        Stock
                                            Series A          Series B       Series A        Series B        Portfolio
                                         --------------    -------------- --------------  --------------  --------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                              $      147,413    $    1,181,850 $       24,704  $            -  $        2,676
                                         --------------    -------------- --------------  --------------  --------------
Expenses:
  Mortality and expense charges                  63,731           411,877      1,137,856         700,344           5,191
  Administrative fee                              7,648           116,097        137,080         171,917             623
                                         --------------    -------------- --------------  --------------  --------------
    Total expenses                               71,379           527,974      1,274,936         872,261           5,814
                                         --------------    -------------- --------------  --------------  --------------
    Net investment (loss) income                 76,034           653,876     (1,250,232)       (872,261)         (3,138)
                                         --------------    -------------- --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         73,009           161,534        922,088         738,619          22,541
  Change in unrealized appreciation
   (depreciation) of investments                (61,640)          164,415      3,664,328       3,643,515          45,088
                                         --------------    -------------- --------------  --------------  --------------
    Net realized and unrealized gains
    (losses) on investments                      11,369           325,949      4,586,416       4,382,134          67,629
                                         --------------    -------------- --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $       87,403    $      979,825 $    3,336,184  $    3,509,873  $       64,491
                                         ==============    ============== ==============  ==============  ==============

                                         ---------------------------
                                             Putnam          BlackRock
                                          International        Money
                                              Stock           Market
                                           Portfolio B       Portfolio
                                         --------------    --------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                              $       55,151    $      489,552
                                         --------------    --------------
Expenses:
  Mortality and expense charges                 148,821           217,844
  Administrative fee                             30,552            26,147
                                         --------------    --------------
    Total expenses                              179,373           243,991
                                         --------------    --------------
    Net investment (loss) income               (124,222)          245,561
                                         --------------    --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        547,476                 -
  Change in unrealized appreciation
   (depreciation) of investments              1,424,394                 -
                                         --------------    --------------
    Net realized and unrealized gains
    (losses) on investments                   1,971,870                 -
                                         --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $    1,847,648    $      245,561
                                         ==============    ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                            MetLife
                                         ---------------------------------------------------------------------------------------
                                            BlackRock                                             BlackRock         BlackRock
                                              Money             Stock             Stock             Bond              Bond
                                             Market             Index             Index            Income            Income
                                         Portfolio B (c)    Portfolio (c)      Portfolio B         Class A           Class B
                                         ---------------   --------------    --------------    --------------    --------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                              $      859,956    $            -    $      478,404    $      530,298    $      498,673
                                         --------------    --------------    --------------    --------------    --------------
Expenses:
  Mortality and expense charges                 409,788             5,763           512,807           125,959           168,568
  Administrative fee                             72,402               703            88,609            15,115            34,598
                                         --------------    --------------    --------------    --------------    --------------
    Total expenses                              482,190             6,466           601,416           141,074           203,166
                                         --------------    --------------    --------------    --------------    --------------
    Net investment (loss) income                377,766            (6,466)         (123,012)          389,224           295,507
                                         --------------    --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              -             8,220         1,443,952            44,626            (8,203)
  Change in unrealized appreciation
   (depreciation) of investments                      -            53,450          (300,970)         (338,353)         (218,314)
                                         --------------    --------------    --------------    --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                          -            61,670         1,142,982          (293,727)         (226,517)
                                         --------------    --------------    --------------    --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $      377,766    $       55,204    $    1,019,970    $       95,497    $       68,990
                                         ==============    ==============    ==============    ==============    ==============

                                         -----------------------
                                            BlackRock        Franklin
                                            Strategic        Templeton
                                              Value          Small-Cap
                                             Class B        Portfolio B
                                         --------------    --------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                              $      315,929    $      256,428
                                         --------------    --------------
Expenses:
  Mortality and expense charges                  54,055           134,460
  Administrative fee                             10,736            27,376
                                         --------------    --------------
    Total expenses                               64,791           161,836
                                         --------------    --------------
    Net investment (loss) income                251,138            94,592
                                         --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        148,858            64,621
  Change in unrealized appreciation
   (depreciation) of investments               (327,669)          795,326
                                         --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                   (178,811)          859,947
                                         --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                          $       72,327    $      954,539
                                         ==============    ==============

(c) For the period May 1, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                                             MetLife
                                         -------------------------------------------------------------------------------------
                                            Salomon           Salomon            Salomon
                                            Brothers          Brothers          Brothers        T. Rowe Price   T. Rowe Price
                                         Strategic Bond    Strategic Bond    U.S. Government      Small-Cap       Small-Cap
                                            Class A           Class B          Class B (c)         Class A         Class B
                                         --------------    --------------    ---------------   --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       71,653    $      255,447    $            -    $            -  $            -
                                         --------------    --------------    --------------    --------------  --------------
Expenses:
  Mortality and expense charges                  16,871            63,094               351            59,286          83,808
  Administrative fee                              2,024            12,820                63             7,173          17,630
                                         --------------    --------------    --------------    --------------  --------------
    Total expenses                               18,895            75,914               414            66,459         101,438
                                         --------------    --------------    --------------    --------------  --------------
    Net investment (loss) income                 52,758           179,533              (414)          (66,459)       (101,438)
                                         --------------    --------------    --------------    --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         26,275            40,980               (16)          150,084         101,783
  Change in unrealized appreciation
   (depreciation) of investments                (57,075)         (165,413)              180           342,376         625,374
                                         --------------    --------------    --------------    --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    (30,800)         (124,433)              164           492,460         727,157
                                         --------------    --------------    --------------    --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS
     RESULTING FROM
     OPERATIONS                          $       21,958    $       55,100    $         (250)   $      426,001  $      625,719
                                         ==============    ==============    ==============    ==============  ==============

                                         -------------------------

                                          T. Rowe Price   T. Rowe Price
                                            Large-Cap       Large-Cap
                                             Class A         Class B
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       92,204  $      126,345
                                         --------------  --------------
Expenses:
  Mortality and expense charges                 195,780         425,121
  Administrative fee                             23,597          89,859
                                         --------------  --------------
    Total expenses                              219,377         514,980
                                         --------------  --------------
    Net investment (loss) income               (127,173)       (388,635)
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        334,741          36,255
  Change in unrealized appreciation
   (depreciation) of investments                521,196       2,542,545
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    855,937       2,578,800
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS
     RESULTING FROM
     OPERATIONS                          $      728,764  $    2,190,165
                                         ==============  ==============

(c) For the period May 1, 2005 to December 31, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                 MetLife                      Oppenheimer
                                             ----------------------------------------------  --------------
                                               Oppenheimer
                                                 Global        Met/Putnam      Met/Putnam       Capital
                                                 Equity          Voyager         Voyager      Appreciation
                                               Class B (c)    Portfolio (d)  Portfolio B (d)    Fund (d)
                                             --------------  --------------  --------------- --------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                                  $            -  $        1,532  $       18,262  $       64,991
                                             --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                       9,962           1,301          16,991          29,043
  Administrative fee                                  2,790             156           4,751           3,485
                                             --------------  --------------  --------------  --------------
    Total expenses                                   12,752           1,457          21,742          32,528
                                             --------------  --------------  --------------  --------------
    Net investment (loss) income                    (12,752)             75          (3,480)         32,463
                                             --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              3,423           7,097        (141,378)       (778,664)
  Change in unrealized appreciation
   (depreciation) of investments                    295,446         (33,883)       (356,116)        368,397
                                             --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                        298,869         (26,786)       (497,494)       (410,267)
                                             --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS               $      286,117  $      (26,711) $     (500,974) $     (377,804)
                                             ==============  ==============  ==============  ==============

                                                        Putnam
                                             -----------------------------

                                                Growth &       Growth &
                                                 Income         Income
                                                  Fund          Fund B
                                             -------------- --------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                                  $      334,233 $       59,838
                                             -------------- --------------
Expenses:
  Mortality and expense charges                     225,008         43,807
  Administrative fee                                 27,001         10,248
                                             -------------- --------------
    Total expenses                                  252,009         54,055
                                             -------------- --------------
    Net investment (loss) income                     82,224          5,783
                                             -------------- --------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                              4,251         70,780
  Change in unrealized appreciation
   (depreciation) of investments                    585,928        112,709
                                             -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                        590,179        183,489
                                             -------------- --------------
    NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS               $      672,403 $      189,272
                                             ============== ==============

(c) For the period May 1, 2005 to December 31, 2005
(d) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                             Putnam
                                         -----------------------------------------------------------------------------
                                                                            International                  International
                                              Vista            Vista           Equity      Equity Income      Growth
                                              Fund             Fund B        Fund B (d)       Fund B         Fund (d)
                                         --------------    --------------  --------------  -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $            -    $            -  $      515,123  $      347,658 $      318,221
                                         --------------    --------------  --------------  -------------- --------------
Expenses:
  Mortality and expense charges                  67,928             8,502         145,602         148,330         77,558
  Administrative fee                              8,151             1,715          28,999          43,297          9,307
                                         --------------    --------------  --------------  -------------- --------------
    Total expenses                               76,079            10,217         174,601         191,627         86,865
                                         --------------    --------------  --------------  -------------- --------------
    Net investment (loss) income                (76,079)          (10,217)        340,522         156,031        231,356
                                         --------------    --------------  --------------  -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses)
   from security transactions                  (435,786)           73,065       8,095,526          64,711     (1,008,003)
  Change in unrealized appreciation
   (depreciation) of investments              1,064,374            (3,213)     (9,459,367)        712,596        251,221
                                         --------------    --------------  --------------  -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                    628,588            69,852      (1,363,841)        777,307       (756,782)
                                         --------------    --------------  --------------  -------------- --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $      552,509    $       59,635  $   (1,023,319) $      933,338 $     (525,426)
                                         ==============    ==============  ==============  ============== ==============

                                                    Templeton
                                         ------------------------------
                                             Growth          Growth
                                           Securities      Securities
                                              Fund           Fund B
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       35,240  $       21,538
                                         --------------  --------------
Expenses:
  Mortality and expense charges                  34,857          21,048
  Administrative fee                              4,231           4,902
                                         --------------  --------------
    Total expenses                               39,088          25,950
                                         --------------  --------------
    Net investment (loss) income                 (3,848)         (4,412)
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses)
   from security transactions                    62,326          39,470
  Change in unrealized appreciation
   (depreciation) of investments                130,159         103,364
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    192,485         142,834
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $      188,637  $      138,422
                                         ==============  ==============

(d) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                   Templeton
                                         -------------------------------------------------------------  ---------------
                                                                           Developing     Developing
                                            Foreign         Foreign         Markets        Markets
                                           Securities      Securities      Securities     Securities        Growth
                                              Fund           Fund B           Fund          Fund B         Portfolio
                                         --------------  --------------  -------------- --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      193,638  $      530,897  $      118,645 $      482,019  $       10,283
                                         --------------  --------------  -------------- --------------  --------------
Expenses:
  Mortality and expense charges                 183,606         553,568         104,827        459,124          23,840
  Administrative fee                             22,177         115,007          12,579         92,822           2,861
                                         --------------  --------------  -------------- --------------  --------------
    Total expenses                              205,783         668,575         117,406        551,946          26,701
                                         --------------  --------------  -------------- --------------  --------------
    Net investment (loss) income                (12,145)       (137,678)          1,239        (69,927)        (16,418)
                                         --------------  --------------  -------------- --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        562,740         397,028       1,038,603      1,557,317        (245,998)
  Change in unrealized appreciation
   (depreciation) of investments                709,690       3,886,589         919,555      7,313,822         329,766
                                         --------------  --------------  -------------- --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                  1,272,430       4,283,617       1,958,158      8,871,139          83,768
                                         --------------  --------------  -------------- --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    1,260,285  $    4,145,939  $    1,959,397 $    8,801,212  $       67,350
                                         ==============  ==============  ============== ==============  ==============

                                             Fidelity
                                         -------------------------------

                                                             Growth
                                             Growth       Opportunities
                                           Portfolio B      Portfolio
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      142,456  $        3,933
                                         --------------  --------------
Expenses:
  Mortality and expense charges                 741,699           4,960
  Administrative fee                            149,615             595
                                         --------------  --------------
    Total expenses                              891,314           5,555
                                         --------------  --------------
    Net investment (loss) income               (748,858)         (1,622)
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        148,182         (36,102)
  Change in unrealized appreciation
   (depreciation) of investments              3,656,142          64,126
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                  3,804,324          28,024
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    3,055,466  $       26,402
                                         ==============  ==============

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005

                                                                            Fidelity
                                         ------------------------------------------------------------------------------
                                            Growth &           Equity            Equity
                                             Income            Income            Income          Contrafund        High Income
                                            Portfolio         Portfolio        Portfolio B      Portfolio (d)    Portfolio B (d)
                                         --------------    --------------    --------------    --------------    ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       28,412    $       90,080    $      369,229    $       10,710    $       62,920
                                         --------------    --------------    --------------    --------------    --------------
Expenses:
  Mortality and expense charges                  20,007            20,806            93,234            13,543             3,181
  Administrative fee                              2,401             2,497            17,189             1,625               676
                                         --------------    --------------    --------------    --------------    --------------
    Total expenses                               22,408            23,303           110,423            15,168             3,857
                                         --------------    --------------    --------------    --------------    --------------
    Net investment (loss) income                  6,004            66,777           258,806            (4,458)           59,063
                                         --------------    --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        (43,995)           22,714           351,620           257,472              (812)
  Change in unrealized appreciation
   (depreciation) of investments                108,688           (22,186)         (324,603)         (362,488)          (89,057)
                                         --------------    --------------    --------------    --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                     64,693               528            27,017          (105,016)          (89,869)
                                         --------------    --------------    --------------    --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       70,697    $       67,305    $      285,823    $     (109,474)   $      (30,806)
                                         ==============    ==============    ==============    ==============    ==============

                                                     Dreyfus
                                         ------------------------------

                                           Stock Index       Stock Index
                                            Fund (d)         Fund B (d)
                                         --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $        2,799    $        8,395
                                         --------------    --------------
Expenses:
  Mortality and expense charges                   2,990            10,800
  Administrative fee                                359             2,086
                                         --------------    --------------
    Total expenses                                3,349            12,886
                                         --------------    --------------
    Net investment (loss) income                   (550)           (4,491)
                                         --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        (43,265)          340,574
  Change in unrealized appreciation
   (depreciation) of investments                  9,291          (458,314)
                                         --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                    (33,974)         (117,740)
                                         --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $      (34,524)   $     (122,231)
                                         ==============    ==============

(d) For the period January 1, 2005 to April 29, 2005

See Accompanying Notes to Financial Statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the year ended December 31, 2005


                                                      PIMCO                               PIMCO
                                         ------------------------------      -------------------------------
                                                                                StocksPLUS
                                           High Yield       Low Duration        Growth and      Total Return
                                           Portfolio         Portfolio       Income Portfolio    Portfolio
                                         --------------    --------------    ----------------  --------------
INVESTMENT INCOME (LOSS) :
Income:
  Dividends                              $      502,949    $      320,903     $       33,852   $    1,498,104
                                         --------------    --------------     --------------   --------------
Expenses:
  Mortality and expense charges                  92,612           129,634             18,648          391,846
  Administrative fee                             18,204            25,365              3,406           67,615
                                         --------------    --------------     --------------   --------------
    Total expenses                              110,816           154,999             22,054          459,461
                                         --------------    --------------     --------------   --------------
    Net investment (loss) income                392,133           165,904             11,798        1,038,643
                                         --------------    --------------     --------------   --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         35,062             6,770             25,203          394,850
  Change in unrealized appreciation
   (depreciation) of investments               (119,198)         (226,130)            (6,904)      (1,112,817)
                                         --------------    --------------     --------------   --------------
    Net realized and unrealized gains
     (losses) on investments                    (84,136)         (219,360)            18,299         (717,967)
                                         --------------    --------------     --------------   --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                     $      307,997    $      (53,456)    $       30,097   $      320,676
                                         ==============    ==============     ==============   ==============

                                                                    (Concluded)

See Accompanying Notes to Financial Statements

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                                    Met Investors
                            --------------------------------------------------------------------------------------------------
                              Lord Abbett Growth & Income    Lord Abbett Growth & Income       Lord Abbett Bond Debenture
                                       Portfolio                     Portfolio B                        Portfolio
                            ------------------------------  -----------------------------    ------------------------------
                                 2005            2004            2005           2004              2005              2004
                            --------------  --------------  -------------  --------------    --------------    --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $   11,404,473  $   (7,872,244) $   7,402,110  $   (5,753,331)   $    3,147,780    $    2,231,240
 Net realized gains
   (losses) from
   security transactions        39,085,052      24,848,838      6,567,140      17,282,222         1,720,720         1,104,358
 Change in unrealized
   appreciation
   (depreciation) of
   investments                 (36,722,249)     77,095,410     (4,378,207)     44,726,740        (4,368,922)        5,084,214
                            --------------  --------------  -------------  --------------    --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            13,767,276      94,072,004      9,591,043      56,255,631           499,578         8,419,812
                            --------------  --------------  -------------  --------------    --------------    --------------
From capital
 transactions:
 Net purchase payments           1,977,266       2,982,840     36,654,464     107,348,452           390,273           594,146
 Net investment division
   transfers                   (16,417,724)    125,356,847    (17,855,645)    (18,889,090)        4,903,787         3,014,049
 Other net transfers          (149,607,868)   (134,764,389)   (26,513,439)    (21,203,055)      (24,316,927)      (23,870,688)
                            --------------  --------------  -------------  --------------    --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions             (164,048,326)     (6,424,702)    (7,714,620)     67,256,307       (19,022,867)      (20,262,493)
                            --------------  --------------  -------------  --------------    --------------    --------------
    NET CHANGE IN NET
     ASSETS                   (150,281,050)     87,647,302      1,876,423     123,511,938       (18,523,289)      (11,842,681)
NET ASSETS - BEGINNING
 OF PERIOD                     888,295,403     800,648,101    525,784,316     402,272,378       123,629,316       135,471,997
                            --------------  --------------  -------------  --------------    --------------    --------------
NET ASSETS - END OF
 PERIOD                     $  738,014,353  $  888,295,403  $ 527,660,739  $  525,784,316    $  105,106,027    $  123,629,316
                            ==============  ==============  =============  ==============    ==============    ==============

                            ---------------------------
                              Lord Abbett Bond Debenture
                                      Portfolio B
                            ------------------------------
                                 2005            2004
                            --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $    6,361,406  $    2,591,935
 Net realized gains
   (losses) from
   security transactions         3,940,805      10,599,706
 Change in unrealized
   appreciation
   (depreciation) of
   investments                  (8,566,135)        465,920
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations             1,736,076      13,657,561
                            --------------  --------------
From capital
 transactions:
 Net purchase payments          15,288,716      57,274,372
 Net investment division
   transfers                    23,390,565     (53,211,457)
 Other net transfers           (11,851,345)    (12,317,994)
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions               26,827,936      (8,255,079)
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                     28,564,012       5,402,482
NET ASSETS - BEGINNING
 OF PERIOD                     193,610,930     188,208,448
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $  222,174,942  $  193,610,930
                            ==============  ==============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                                Met Investors
                       ---------------------------------------------------------------------------------------------------
                       Lord Abbett Growth Opportunity  Lord Abbett Growth Opportunity       Lord Abbett Mid-Cap Value
                                  Portfolio                      Portfolio B                        Portfolio
                       ------------------------------  ------------------------------    ------------------------------
                            2005            2004            2005              2004            2005              2004
                       --------------  --------------  --------------    --------------  --------------    --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    1,027,597  $     (334,138) $    2,102,840    $     (357,095) $    2,661,926    $    1,511,734
 Net realized gains
   (losses) from
   security
   transactions             1,808,103       1,242,900         410,205           193,111       8,068,092         4,158,658
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          (2,258,441)      1,497,265      (1,301,901)        3,479,782      (4,034,078)       15,073,798
                       --------------  --------------  --------------    --------------  --------------    --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations               577,259       2,406,027       1,211,144         3,315,798       6,695,940        20,744,190
                       --------------  --------------  --------------    --------------  --------------    --------------
From capital
 transactions:
 Net purchase
   payments                    70,672         102,542       2,059,136         2,912,765         365,247           562,622
 Net investment
   division
   transfers               (1,361,413)        (63,562)      1,889,769         3,025,696         236,416        18,556,287
 Other net transfers       (4,164,490)     (3,618,081)     (1,889,992)       (1,320,593)    (18,439,897)      (13,578,038)
                       --------------  --------------  --------------    --------------  --------------    --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (5,455,231)     (3,579,101)      2,058,913         4,617,868     (17,838,234)        5,540,871
                       --------------  --------------  --------------    --------------  --------------    --------------
    NET CHANGE IN
     NET ASSETS            (4,877,972)     (1,173,074)      3,270,057         7,933,666     (11,142,294)       26,285,061
NET ASSETS -
 BEGINNING OF PERIOD       24,319,037      25,492,111      33,593,375        25,659,709     110,946,294        84,661,233
                       --------------  --------------  --------------    --------------  --------------    --------------
NET ASSETS - END OF
 PERIOD                $   19,441,065  $   24,319,037  $   36,863,432    $   33,593,375  $   99,804,000    $  110,946,294
                       ==============  ==============  ==============    ==============  ==============    ==============

                       ---------------------------
                          Lord Abbett Mid-Cap Value
                                 Portfolio B
                       ------------------------------
                            2005            2004
                       --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    5,944,595  $    2,500,929
 Net realized gains
   (losses) from
   security
   transactions               386,989          81,058
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           6,288,117      24,947,387
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            12,619,701      27,529,374
                       --------------  --------------
From capital
 transactions:
 Net purchase
   payments                17,712,521      19,170,047
 Net investment
   division
   transfers               22,287,938      31,132,813
 Other net transfers       (8,562,449)     (4,683,768)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          31,438,010      45,619,092
                       --------------  --------------
    NET CHANGE IN
     NET ASSETS            44,057,711      73,148,466
NET ASSETS -
 BEGINNING OF PERIOD      164,592,874      91,444,408
                       --------------  --------------
NET ASSETS - END OF
 PERIOD                $  208,650,585  $  164,592,874
                       ==============  ==============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                                Met Investors
                       -----------------------------------------------------------------------------------------------------
                         Lord Abbett America's Value     Met/Putnam Capital Opportunities Met/Putnam Capital Opportunities
                                 Portfolio B                        Portfolio                       Portfolio B
                       ------------------------------    ------------------------------   ------------------------------
                            2005              2004            2005             2004            2005             2004
                       --------------    --------------  --------------   --------------  --------------   --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (419,512)   $      631,984  $     (411,401)  $     (575,535) $      (42,420)  $      (38,155)
 Net realized gains
   (losses) from
   security
   transactions                70,364            22,134       1,410,538           82,202          61,408           46,481
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           2,066,489         2,641,060       1,821,100        6,740,635         323,269          470,082
                       --------------    --------------  --------------   --------------  --------------   --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             1,717,341         3,295,178       2,820,237        6,247,302         342,257          478,408
                       --------------    --------------  --------------   --------------  --------------   --------------
From capital
 transactions:
 Net purchase
   payments                 9,052,601         8,277,149         140,475          101,605         423,260          473,843
 Net investment
   division
   transfers               26,792,865        16,373,871      (2,014,205)      (1,945,724)        595,833          156,443
 Other net transfers       (4,191,065)         (922,441)     (7,492,435)      (7,254,731)       (158,366)        (137,129)
                       --------------    --------------  --------------   --------------  --------------   --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          31,654,401        23,728,579      (9,366,165)      (9,098,850)        860,727          493,157
                       --------------    --------------  --------------   --------------  --------------   --------------
    NET CHANGE IN
     NET ASSETS            33,371,742        27,023,757      (6,545,928)      (2,851,548)      1,202,984          971,565
NET ASSETS -
 BEGINNING OF PERIOD       32,408,165         5,384,408      41,044,502       43,896,050       3,536,044        2,564,479
                       --------------    --------------  --------------   --------------  --------------   --------------
NET ASSETS - END OF
 PERIOD                $   65,779,907    $   32,408,165  $   34,498,574   $   41,044,502  $    4,739,028   $    3,536,044
                       ==============    ==============  ==============   ==============  ==============   ==============

                       -------------------------
                       Oppenheimer Capital Appreciation
                                  Portfolio
                       ------------------------------
                            2005           2004 (e)
                       --------------   --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $      (55,087)  $      680,707
 Net realized gains
   (losses) from
   security
   transactions               167,336            7,161
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           2,297,629          257,197
                       --------------   --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             2,409,878          945,065
                       --------------   --------------
From capital
 transactions:
 Net purchase
   payments                    91,356           25,271
 Net investment
   division
   transfers               22,507,373       14,905,104
 Other net transfers       (5,640,504)      (1,341,659)
                       --------------   --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          16,958,225       13,588,716
                       --------------   --------------
    NET CHANGE IN
     NET ASSETS            19,368,103       14,533,781
NET ASSETS -
 BEGINNING OF PERIOD       14,533,781                -
                       --------------   --------------
NET ASSETS - END OF
 PERIOD                $   33,901,884   $   14,533,781
                       ==============   ==============

(e) For the period May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                                Met Investors
                       ------------------------------------------------------------------------------------------------
                       Oppenheimer Capital Appreciation PIMCO Inflation Protected Bond        PIMCO Money Market
                                 Portfolio B                      Portfolio B                     Portfolio B
                       ------------------------------   ------------------------------  ------------------------------
                            2005             2004            2005            2004          2005 (d)          2004
                       --------------   --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (807,241)  $    7,324,616  $   (1,189,177) $    3,014,320  $       18,604  $     (454,832)
 Net realized gains
   (losses) from
   security
   transactions             4,346,319        9,299,865       1,183,557       5,209,367               -               -
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments            (926,970)      (9,976,968)       (332,505)        536,969               -               -
                       --------------   --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             2,612,108        6,647,513        (338,125)      8,760,656          18,604        (454,832)
                       --------------   --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase
   payments                 5,997,050       46,630,315       5,143,481      43,412,414       3,706,045      18,866,564
 Net investment
   division
   transfers              (25,958,501)     (34,418,491)    (25,673,446)    (29,359,475)    (30,206,980)    (19,775,126)
 Other net transfers       (5,638,849)      (6,826,467)     (3,713,053)     (6,087,426)     (2,458,933)     (9,031,930)
                       --------------   --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions         (25,600,300)       5,385,357     (24,243,018)      7,965,513     (28,959,868)     (9,940,492)
                       --------------   --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN
     NET ASSETS           (22,988,192)      12,032,870     (24,581,143)     16,726,169     (28,941,264)    (10,395,324)
NET ASSETS -
 BEGINNING OF PERIOD      133,568,527      121,535,657      96,965,591      80,239,422      28,941,264      39,336,588
                       --------------   --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                $  110,580,335   $  133,568,527  $   72,384,448  $   96,965,591  $            -  $   28,941,264
                       ==============   ==============  ==============  ==============  ==============  ==============

                       ------------------------------
                           Janus Aggressive Growth
                                  Portfolio
                       ------------------------------
                            2005          2004 (e)
                       --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (351,068) $     (291,637)
 Net realized gains
   (losses) from
   security
   transactions             1,011,900         107,894
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           2,285,903       2,958,980
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             2,946,735       2,775,237
                       --------------  --------------
From capital
 transactions:
 Net purchase
   payments                   262,906          55,387
 Net investment
   division
   transfers               (3,405,965)     30,572,317
 Other net transfers       (4,764,463)     (2,792,125)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (7,907,522)     27,835,579
                       --------------  --------------
    NET CHANGE IN
     NET ASSETS            (4,960,787)     30,610,816
NET ASSETS -
 BEGINNING OF PERIOD       30,610,816               -
                       --------------  --------------
NET ASSETS - END OF
 PERIOD                $   25,650,029  $   30,610,816
                       ==============  ==============

(d) For the period January 1, 2005 to April 29, 2005
(e) For the period May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                                Met Investors
                       ---------------------------------------------------------------------------------------------------
                           Janus Aggressive Growth         PIMCO Total Return Bond             PIMCO Total Return Bond
                                 Portfolio B                      Portfolio                          Portfolio B
                       ------------------------------  ------------------------------      ------------------------------
                            2005            2004            2005            2004 (e)            2005            2004
                       --------------  --------------  --------------    --------------    --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $   (1,564,046) $   (1,992,552) $     (476,266)   $      233,173    $   (2,320,517) $   11,643,360
 Net realized gains
   (losses) from
   security
   transactions             2,017,006       8,641,565         119,522           (27,085)           78,298         304,805
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          10,701,017       4,022,141       1,009,487           329,368         4,058,521      (5,228,541)
                       --------------  --------------  --------------    --------------    --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            11,153,977      10,671,154         652,743           535,456         1,816,302       6,719,624
                       --------------  --------------  --------------    --------------    --------------  --------------
From capital
 transactions:
 Net purchase
   payments                 2,132,829      24,396,839         299,928            64,892        21,727,341      53,030,826
 Net investment
   division
   transfers              (21,680,083)     35,974,721         563,361        68,960,365         2,583,732      32,021,343
 Other net transfers       (5,098,262)     (4,827,370)    (12,134,433)       (2,109,691)      (15,105,755)    (10,729,180)
                       --------------  --------------  --------------    --------------    --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions         (24,645,516)     55,544,190     (11,271,144)       66,915,566         9,205,318      74,322,989
                       --------------  --------------  --------------    --------------    --------------  --------------
    NET CHANGE IN
     NET ASSETS           (13,491,539)     66,215,344     (10,618,401)       67,451,022        11,021,620      81,042,613
NET ASSETS -
 BEGINNING OF PERIOD      122,299,908      56,084,564      67,451,022                 -       271,285,864     190,243,251
                       --------------  --------------  --------------    --------------    --------------  --------------
NET ASSETS - END OF
 PERIOD                $  108,808,369  $  122,299,908  $   56,832,621    $   67,451,022    $  282,307,484  $  271,285,864
                       ==============  ==============  ==============    ==============    ==============  ==============

                       ---------------------------
                            RCM Global Technology
                                 Portfolio B
                       ------------------------------
                            2005            2004
                       --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (116,609) $     (254,306)
 Net realized gains
   (losses) from
   security
   transactions                97,946         381,206
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments             834,004        (302,650)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations               815,341        (175,750)
                       --------------  --------------
From capital
 transactions:
 Net purchase
   payments                   368,829       4,490,214
 Net investment
   division
   transfers               (3,180,548)      2,578,164
 Other net transfers         (524,936)       (548,925)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (3,336,655)      6,519,453
                       --------------  --------------
    NET CHANGE IN
     NET ASSETS            (2,521,314)      6,343,703
NET ASSETS -
 BEGINNING OF PERIOD       14,409,596       8,065,893
                       --------------  --------------
NET ASSETS - END OF
 PERIOD                $   11,888,282  $   14,409,596
                       ==============  ==============

(e) For the period May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                                Met Investors
                       -----------------------------------------------------------------------------------------------------
                        T. Rowe Price Mid-Cap Growth    T. Rowe Price Mid-Cap Growth       MFS Research International
                                  Portfolio                      Portfolio B                        Portfolio
                       ------------------------------  ------------------------------    ------------------------------
                            2005          2004 (e)          2005            2004              2005              2004
                       --------------  --------------  --------------  --------------    --------------    --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $      145,776  $     (243,056) $      746,938  $   (1,284,730)   $    2,760,744    $     (593,987)
 Net realized gains
   (losses) from
   security
   transactions               767,800         153,404       2,621,226       5,705,677         6,006,290         2,942,722
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           1,764,100       3,294,803       7,739,068       6,437,152         1,866,647         6,661,756
                       --------------  --------------  --------------  --------------    --------------    --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             2,677,676       3,205,151      11,107,232      10,858,099        10,633,681         9,010,491
                       --------------  --------------  --------------  --------------    --------------    --------------
From capital
 transactions:
 Net purchase
   payments                    32,122         110,577      10,250,320      23,544,535           106,833           121,278
 Net investment
   division
   transfers               (2,868,333)     21,803,480        (139,913)    (17,521,893)       16,260,058         7,340,243
 Other net transfers       (1,646,752)       (921,339)     (4,651,394)     (3,724,070)      (12,493,996)       (8,690,195)
                       --------------  --------------  --------------  --------------    --------------    --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (4,482,963)     20,992,718       5,459,013       2,298,572         3,872,895        (1,228,674)
                       --------------  --------------  --------------  --------------    --------------    --------------
    NET CHANGE IN
     NET ASSETS            (1,805,287)     24,197,869      16,566,245      13,156,671        14,506,576         7,781,817
NET ASSETS -
 BEGINNING OF PERIOD       24,197,869               -      82,665,508      69,508,837        57,352,723        49,570,906
                       --------------  --------------  --------------  --------------    --------------    --------------
NET ASSETS - END OF
 PERIOD                $   22,392,582  $   24,197,869  $   99,231,753  $   82,665,508    $   71,859,299    $   57,352,723
                       ==============  ==============  ==============  ==============    ==============    ==============

                       -------------------------
                         MFS Research International
                                 Portfolio B
                       ------------------------------
                            2005            2004
                       --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    5,329,246  $   (1,182,735)
 Net realized gains
   (losses) from
   security
   transactions             4,449,681       9,865,452
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          10,343,895       9,993,986
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            20,122,822      18,676,703
                       --------------  --------------
From capital
 transactions:
 Net purchase
   payments                 9,269,734      26,349,090
 Net investment
   division
   transfers               21,295,451      24,939,970
 Other net transfers       (6,004,244)     (4,237,568)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          24,560,941      47,051,492
                       --------------  --------------
    NET CHANGE IN
     NET ASSETS            44,683,763      65,728,195
NET ASSETS -
 BEGINNING OF PERIOD      102,509,620      36,781,425
                       --------------  --------------
NET ASSETS - END OF
 PERIOD                $  147,193,383  $  102,509,620
                       ==============  ==============

(e) For the period May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                               Met Investors
                       ---------------------------------------------------------------------------------------------
                           AIM Small-Cap Growth           AIM Small-Cap Growth               Lazard Mid-Cap
                                 Portfolio                     Portfolio B                     Portfolio B
                       ----------------------------- ------------------------------  ------------------------------
                          2005 (c)                        2005            2004            2005            2004
                       --------------                --------------  --------------  --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $       58,851                $      608,622  $   (1,158,403) $    2,868,154  $     (792,867)
 Net realized gains
   (losses) from
   security
   transactions               160,084                     2,158,064       7,227,903       1,979,255       4,854,433
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments             677,060                     5,469,684      (1,462,032)     (3,040,260)        735,429
                       --------------                --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations               895,995                     8,236,370       4,607,468       1,807,149       4,796,995
                       --------------                --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase
   payments                    14,806                     2,297,036      21,876,945       2,318,320      14,404,656
 Net investment
   division
   transfers                5,506,017                    24,021,610     (11,806,082)     (7,084,857)    (25,018,888)
 Other net transfers         (731,523)                   (3,364,016)     (2,569,865)     (1,825,080)     (2,229,970)
                       --------------                --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions           4,789,300                    22,954,630       7,500,998      (6,591,617)    (12,844,202)
                       --------------                --------------  --------------  --------------  --------------
    NET CHANGE IN
     NET ASSETS             5,685,295                    31,191,000      12,108,466      (4,784,468)     (8,047,207)
NET ASSETS -
 BEGINNING OF PERIOD                -                    56,301,565      44,193,099      36,591,722      44,638,929
                       --------------                --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                $    5,685,295                $   87,492,565  $   56,301,565  $   31,807,254  $   36,591,722
                       ==============                ==============  ==============  ==============  ==============

                       -------------------------------
                        Harris Oakmark International
                                 Portfolio B
                       ------------------------------
                            2005            2004
                       --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (368,313) $   (1,893,417)
 Net realized gains
   (losses) from
   security
   transactions             6,115,678      18,675,834
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           4,158,520       3,947,373
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             9,905,885      20,729,790
                       --------------  --------------
From capital
 transactions:
 Net purchase
   payments                10,356,544      37,300,557
 Net investment
   division
   transfers              (14,734,232)    (29,431,891)
 Other net transfers       (3,921,659)     (3,344,680)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (8,299,347)      4,523,986
                       --------------  --------------
    NET CHANGE IN
     NET ASSETS             1,606,538      25,253,776
NET ASSETS -
 BEGINNING OF PERIOD       96,251,804      70,998,028
                       --------------  --------------
NET ASSETS - END OF
 PERIOD                $   97,858,342  $   96,251,804
                       ==============  ==============

(c) For the period May 1, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                              Met Investors
                       -------------------------------------------------------------------------------------------
                       Third Avenue Small-Cap Value   Third Avenue Small-Cap Value   Neuberger Berman Real Estate
                                 Portfolio                     Portfolio B                     Portfolio
                       ----------------------------- ------------------------------  -----------------------------
                          2005 (c)                        2005            2004          2005 (c)
                       --------------                --------------  --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $      (26,033)               $   (1,173,707) $      218,061  $     (103,626)
 Net realized gains
   (losses) from
   security
   transactions                83,872                     7,240,364      15,666,452         217,081
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments             621,194                     4,379,552       6,497,279       1,614,994
                       --------------                --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations               679,033                    10,446,209      22,381,792       1,728,449
                       --------------                --------------  --------------  --------------
From capital
 transactions:
 Net purchase
   payments                     1,717                     9,799,919      32,859,139          14,289
 Net investment
   division
   transfers                3,573,343                   (13,425,571)    (33,285,088)     12,097,672
 Other net transfers         (492,212)                   (4,072,770)     (3,646,310)     (1,764,339)
                       --------------                --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions           3,082,848                    (7,698,422)     (4,072,259)     10,347,622
                       --------------                --------------  --------------  --------------
    NET CHANGE IN
     NET ASSETS             3,761,881                     2,747,787      18,309,533      12,076,071
NET ASSETS -
 BEGINNING OF PERIOD                -                    89,472,332      71,162,799               -
                       --------------                --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                $    3,761,881                $   92,220,119  $   89,472,332  $   12,076,071
                       ==============                ==============  ==============  ==============

                       -------------------------------
                        Neuberger Berman Real Estate
                                 Portfolio B
                       ------------------------------
                            2005          2004 (e)
                       --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (630,946) $      459,689
 Net realized gains
   (losses) from
   security
   transactions             2,586,790       3,494,105
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           5,260,491       3,629,489
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             7,216,335       7,583,283
                       --------------  --------------
From capital
 transactions:
 Net purchase
   payments                 3,086,921       5,537,181
 Net investment
   division
   transfers               33,386,192       7,900,247
 Other net transfers       (2,210,684)     (1,141,369)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          34,262,429      12,296,059
                       --------------  --------------
    NET CHANGE IN
     NET ASSETS            41,478,764      19,879,342
NET ASSETS -
 BEGINNING OF PERIOD       19,879,342               -
                       --------------  --------------
NET ASSETS - END OF
 PERIOD                $   61,358,106  $   19,879,342
                       ==============  ==============

(c) For the period May 1, 2005 to December 31, 2005
(e) For the period May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                                Met Investors
                       -----------------------------------------------------------------------------------------------
                            Turner Mid-Cap Growth        Goldman Sachs Mid-Cap Value   Defensive Strategy Fund of Fund
                                 Portfolio B                     Portfolio B                     Portfolio B
                       ------------------------------  ------------------------------  ------------------------------
                            2005          2004 (e)          2005          2004 (e)          2005          2004 (f)
                       --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $      202,800  $     (256,994) $    1,541,314  $      (56,065) $     (330,853) $      320,623
 Net realized gains
   (losses) from
   security
   transactions               698,422       1,663,752       1,666,615       2,456,485         300,323             133
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments              31,092       2,129,622        (947,476)      3,083,174       2,218,207         (68,764)
                       --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations               932,314       3,536,380       2,260,453       5,483,594       2,187,677         251,992
                       --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase
   payments                   847,343       5,026,942       6,382,790       7,257,407      15,929,517         675,227
 Net investment
   division
   transfers               (4,975,753)      8,168,886         194,228       8,931,343      31,246,796      18,662,867
 Other net transfers         (470,027)       (562,734)       (905,914)       (762,780)     (3,354,587)        (13,207)
                       --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (4,598,437)     12,633,094       5,671,104      15,425,970      43,821,726      19,324,887
                       --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN
     NET ASSETS            (3,666,123)     16,169,474       7,931,557      20,909,564      46,009,403      19,576,879
NET ASSETS -
 BEGINNING OF PERIOD       16,169,474               -      20,909,564               -      19,576,879               -
                       --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                $   12,503,351  $   16,169,474  $   28,841,121  $   20,909,564  $   65,586,282  $   19,576,879
                       ==============  ==============  ==============  ==============  ==============  ==============

                       -------------------------------
                       Moderate Strategy Fund of Fund
                                 Portfolio B
                       ------------------------------
                            2005          2004 (f)
                       --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (450,785) $    1,338,771
 Net realized gains
   (losses) from
   security
   transactions               158,727               -
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           9,061,478         284,038
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             8,769,420       1,622,809
                       --------------  --------------
From capital
 transactions:
 Net purchase
   payments                56,281,127      16,040,082
 Net investment
   division
   transfers               61,157,495      91,096,890
 Other net transfers       (7,801,731)             (1)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions         109,636,891     107,136,971
                       --------------  --------------
    NET CHANGE IN
     NET ASSETS           118,406,311     108,759,780
NET ASSETS -
 BEGINNING OF PERIOD      108,759,780               -
                       --------------  --------------
NET ASSETS - END OF
 PERIOD                $  227,166,091  $  108,759,780
                       ==============  ==============

(e) For the period May 3, 2004 to December 31, 2004
(f) For the period November 22, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                          Met Investors
                       ------------------------------------------------------------------------------------------
                       Balanced Strategy Fund of Fund Growth Strategy Fund of Fund   Aggressive Strategy Fund of
                                Portfolio B                    Portfolio B                Fund Portfolio B
                       ----------------------------   ----------------------------  ----------------------------
                            2005          2004 (f)         2005         2004 (f)         2005         2004 (f)
                       -------------   -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $  (1,808,767)  $   2,864,056  $  (1,669,517) $   1,747,014  $    (576,547) $      85,390
 Net realized gains
   (losses) from
   security
   transactions              890,934               -        145,831              -        896,808         21,050
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments         34,518,676       3,007,737     45,211,344      5,450,278     10,957,465      1,710,637
                       -------------   -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations           33,600,843       5,871,793     43,687,658      7,197,292     11,277,726      1,817,077
                       -------------   -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase
   payments              156,712,062      21,541,676    161,279,441     15,760,337     21,211,069      3,771,389
 Net investment
   division
   transfers             156,796,983     295,444,442    147,813,249    313,817,330     34,027,177     72,592,578
 Other net transfers     (21,222,780)       (383,737)   (19,774,563)      (238,401)    (3,740,872)      (689,822)
                       -------------   -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        292,286,265     316,602,381    289,318,127    329,339,266     51,497,374     75,674,145
                       -------------   -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN
     NET ASSETS          325,887,108     322,474,174    333,005,785    336,536,558     62,775,100     77,491,222
NET ASSETS -
 BEGINNING OF PERIOD     322,474,174               -    336,536,558              -     77,491,222              -
                       -------------   -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                $ 648,361,282   $ 322,474,174  $ 669,542,343  $ 336,536,558  $ 140,266,322  $  77,491,222
                       =============   =============  =============  =============  =============  =============

                       --------------------------
                           VanKampen ComStock
                              Portfolio B
                       --------------------------
                          2005 (c)
                       -------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     480,603
 Net realized gains
   (losses) from
   security
   transactions                5,000
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments            685,364
                       -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            1,170,967
                       -------------
From capital
 transactions:
 Net purchase
   payments               11,436,391
 Net investment
   division
   transfers              25,557,007
 Other net transfers        (423,611)
                       -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions         36,569,787
                       -------------
    NET CHANGE IN
     NET ASSETS           37,740,754
NET ASSETS -
 BEGINNING OF PERIOD               -
                       -------------
NET ASSETS - END OF
 PERIOD                $  37,740,754
                       =============

(c) For the period May 1, 2005 to December 31, 2005
(f) For the period November 22, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                  Met Investors
                       --------------------------------------------------------------------------------------------------------
                         Cyclical Growth ETF    Cyclical Growth and Income ETF Legg Mason Value Equity   JP Morgan Quality Bond
                               Class B                  Class B                        Class B                 Portfolio
                       ------------------------ ------------------------------ ------------------------ -----------------------
                         2005 (b)                 2005 (b)                       2005 (a)                            2004 (h)
                       ------------              ------------                  ------------                        ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     37,168             $     17,278                   $        (22)                       $  4,849,580
 Net realized gains
   (losses) from
   security
   transactions               1,075                      144                              -                           2,217,718
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           113,757                   (7,714)                        (2,748)                          5,403,114)
                       ------------              ------------                  ------------                        ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             152,000                    9,708                         (2,770)                          1,664,184
                       ------------              ------------                  ------------                        ------------
From capital
 transactions:
 Net purchase
   payments                 626,131                1,522,577                        338,387                             315,209
 Net investment
   division
   transfers              7,590,053                2,618,210                              -                         (65,862,133)
 Other net transfers        (24,933)                 (46,287)                             -                         (11,485,567)
                       ------------              ------------                  ------------                        ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions         8,191,251                4,094,500                        338,387                         (77,032,491)
                       ------------              ------------                  ------------                        ------------
    NET CHANGE IN
     NET ASSETS           8,343,251                4,104,208                        335,617                         (75,368,307)
NET ASSETS -
 BEGINNING OF PERIOD              -                        -                              -                          75,368,307
                       ------------              ------------                  ------------                        ------------
NET ASSETS - END OF
 PERIOD                $  8,343,251             $  4,104,208                   $    335,617                        $          -
                       ============              ============                  ============                        ============

(a) For the period November 7, 2005 to December 31, 2005
(b) For the period September 30, 2005 to December 31, 2005
(h) For the period January 1, 2004 to November 19, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                   Met Investors
                       ----------------------------------------------------------------------------------------------------
                        JP Morgan Quality Bond    JP Morgan Select Equity  JP Morgan Select Equity    Met/Putnam Research
                              Portfolio B               Portfolio B              Portfolio B              Portfolio B
                       ------------------------  ------------------------  -----------------------  -----------------------
                                     2004 (h)                  2004 (h)                  2004 (h)                2004 (h)
                                   ------------             -------------              -----------             ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                   $  5,284,369             $     430,253              $    40,561             $   (157,539)
 Net realized gains
   (losses) from
   security
   transactions                      (4,167,917)               (4,133,552)               1,047,352                2,660,135
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                       297,674                10,062,526                 (497,869)              (2,431,663)
                                   ------------             -------------              -----------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                       1,414,126                 6,359,227                  590,044                   70,933
                                   ------------             -------------              -----------             ------------
From capital
 transactions:
 Net purchase
   payments                           7,126,941                   340,763                  444,581                4,201,245
 Net investment
   division
   transfers                        (57,676,965)             (102,106,480)              (9,568,544)             (22,149,842)
 Other net transfers                 (2,355,902)              (15,481,724)                (399,170)              (1,012,587)
                                   ------------             -------------              -----------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                   (52,905,926)             (117,247,441)              (9,523,133)             (18,961,184)
                                   ------------             -------------              -----------             ------------
    NET CHANGE IN
     NET ASSETS                     (51,491,800)             (110,888,214)              (8,933,089)             (18,890,251)
NET ASSETS -
 BEGINNING OF PERIOD                 51,491,800               110,888,214                8,933,089               18,890,251
                                   ------------             -------------              -----------             ------------
NET ASSETS - END OF
 PERIOD                            $          -             $           -              $         -             $          -
                                   ============             =============              ===========             ============

(h) For the period January 1, 2004 to November 19, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                           Russell
                       -------------------------------------------------------------------------------------
                           Multi-Style Equity           Aggressive Equity                 Non-U.S.
                                  Fund                        Fund                          Fund
                       --------------------------  --------------------------    --------------------------
                           2005          2004          2005            2004          2005          2004
                       ------------  ------------  ------------    ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (91,525) $   (257,355) $    593,061    $    189,789  $     27,655  $     78,933
 Net realized gains
   (losses) from
   security
   transactions          (1,589,591)   (1,978,156)      396,472         264,429       295,360      (350,261)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments         3,472,255     5,314,451      (684,069)        625,829     1,186,758     2,696,243
                       ------------  ------------  ------------    ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations           1,791,139     3,078,940       305,464       1,080,047     1,509,773     2,424,915
                       ------------  ------------  ------------    ------------  ------------  ------------
From capital
 transactions:
 Net purchase
   payments                  30,478       178,724         9,050          25,937         5,439        48,750
 Net investment
   division
   transfers               (550,699)     (162,371)     (163,049)       (312,457)     (322,888)     (877,023)
 Other net transfers    (10,919,565)   (7,378,768)   (2,239,536)     (1,615,885)   (4,379,913)   (3,185,448)
                       ------------  ------------  ------------    ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions       (11,439,786)   (7,362,415)   (2,393,535)     (1,902,405)   (4,697,362)   (4,013,721)
                       ------------  ------------  ------------    ------------  ------------  ------------
    NET CHANGE IN
     NET ASSETS          (9,648,647)   (4,283,475)   (2,088,071)       (822,358)   (3,187,589)   (1,588,806)
NET ASSETS -
 BEGINNING OF PERIOD     39,185,661    43,469,136     8,807,286       9,629,644    16,017,662    17,606,468
                       ------------  ------------  ------------    ------------  ------------  ------------
NET ASSETS - END OF
 PERIOD                $ 29,537,014  $ 39,185,661  $  6,719,215    $  8,807,286  $ 12,830,073  $ 16,017,662
                       ============  ============  ============    ============  ============  ============

                       -------------------------
                                Core Bond
                                  Fund
                       --------------------------
                           2005          2004
                       ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    689,402  $    704,177
 Net realized gains
   (losses) from
   security
   transactions              67,013       180,145
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          (625,342)      (93,968)
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             131,073       790,354
                       ------------  ------------
From capital
 transactions:
 Net purchase
   payments                   5,279        50,809
 Net investment
   division
   transfers                364,714      (360,293)
 Other net transfers     (4,910,548)   (5,281,016)
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (4,540,555)   (5,590,500)
                       ------------  ------------
    NET CHANGE IN
     NET ASSETS          (4,409,482)   (4,800,146)
NET ASSETS -
 BEGINNING OF PERIOD     23,779,833    28,579,979
                       ------------  ------------
NET ASSETS - END OF
 PERIOD                $ 19,370,351  $ 23,779,833
                       ============  ============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                   Russell                                                           AIM
                       ------------------------------  ---------------------------------------------------------------
                                 Real Estate                       Capital                         Capital
                               Securities Fund                Appreciation Fund              Appreciation Fund B
                       ------------------------------  ------------------------------  ------------------------------
                            2005            2004            2005            2004            2005            2004
                       --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $      313,859  $      241,696  $     (341,887) $     (418,828) $      (12,063) $      (12,342)
 Net realized gains
   (losses) from
   security
   transactions               481,094         307,357      (2,412,448)     (2,982,537)          9,275          43,052
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments            (431,668)        467,631       4,400,679       4,731,811          64,010          (2,249)
                       --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations               363,285       1,016,684       1,646,344       1,330,446          61,222          28,461
                       --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase
   payments                     7,192          39,153          58,118          63,518          45,712          30,528
 Net investment
   division
   transfers                  (96,759)       (122,303)     (2,134,857)     (2,550,410)         42,827         (70,232)
 Other net transfers         (909,928)       (500,717)     (4,085,955)     (3,227,490)        (17,332)        (68,950)
                       --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions            (999,495)       (583,867)     (6,162,694)     (5,714,382)         71,207        (108,654)
                       --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN
     NET ASSETS              (636,210)        432,817      (4,516,350)     (4,383,936)        132,429         (80,193)
NET ASSETS -
 BEGINNING OF PERIOD        3,860,845       3,428,028      28,901,239      33,285,175         805,445         885,638
                       --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                $    3,224,635  $    3,860,845  $   24,384,889  $   28,901,239  $      937,874  $      805,445
                       ==============  ==============  ==============  ==============  ==============  ==============

                       -------------------------------
                                International
                                 Growth Fund
                       ------------------------------
                            2005            2004
                       --------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $      (44,042) $      (40,440)
 Net realized gains
   (losses) from
   security
   transactions               514,556         342,965
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments             482,458         783,799
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations               952,972       1,086,324
                       --------------  --------------
From capital
 transactions:
 Net purchase
   payments                    60,594          12,369
 Net investment
   division
   transfers                1,033,134        (196,277)
 Other net transfers       (1,069,308)       (598,835)
                       --------------  --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions              24,420        (782,743)
                       --------------  --------------
    NET CHANGE IN
     NET ASSETS               977,392         303,581
NET ASSETS -
 BEGINNING OF PERIOD        5,689,463       5,385,882
                       --------------  --------------
NET ASSETS - END OF
 PERIOD                $    6,666,855  $    5,689,463
                       ==============  ==============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                             AIM
                       -------------------------------------------------------------------------------
                          International Growth           Premier Equity             Premier Equity
                                 Fund B                       Fund                      Fund B
                       --------------------------  --------------------------  -----------------------
                           2005          2004        2005 (d)        2004                   2004 (g)
                       ------------  ------------  ------------  ------------             ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (19,266) $     (3,244) $     (6,872) $   (243,514)            $     (6,246)
 Net realized gains
   (losses) from
   security
   transactions             173,194         7,833        27,125   (23,619,770)                 147,228
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           647,230        79,188       (77,376)   22,753,492                 (176,849)
                       ------------  ------------  ------------  ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             801,158        83,777       (57,123)   (1,109,792)                 (35,867)
                       ------------  ------------  ------------  ------------             ------------
From capital
 transactions:
 Net purchase
   payments               1,880,235       102,345         2,564        56,482                  115,746
 Net investment
   division
   transfers              3,609,731        80,847    (1,375,590)  (48,496,209)              (1,353,613)
 Other net transfers       (126,795)       (2,476)      (12,678)   (1,610,631)                 (36,090)
                       ------------  ------------  ------------  ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions         5,363,171       180,716    (1,385,704)  (50,050,358)              (1,273,957)
                       ------------  ------------  ------------  ------------             ------------
    NET CHANGE IN
     NET ASSETS           6,164,329       264,493    (1,442,827)  (51,160,150)              (1,309,824)
NET ASSETS -
 BEGINNING OF PERIOD        530,469       265,976     1,442,827    52,602,977                1,309,824
                       ------------  ------------  ------------  ------------             ------------
NET ASSETS - END OF
 PERIOD                $  6,694,798  $    530,469  $          -  $  1,442,827             $          -
                       ============  ============  ============  ============             ============

                                Alliance
                       --------------------------
                          Bernstein Real Estate
                          Investment Portfolio
                       --------------------------
                         2005 (d)        2004
                       ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (59,280) $    130,820
 Net realized gains
   (losses) from
   security
   transactions           6,099,204     1,400,139
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments        (6,651,283)    2,377,347
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            (611,359)    3,908,306
                       ------------  ------------
From capital
 transactions:
 Net purchase
   payments                  67,047        91,294
 Net investment
   division
   transfers            (13,332,135)   (1,147,781)
 Other net transfers       (582,602)   (1,673,062)
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions       (13,847,690)   (2,729,549)
                       ------------  ------------
    NET CHANGE IN
     NET ASSETS         (14,459,049)    1,178,757
NET ASSETS -
 BEGINNING OF PERIOD     14,459,049    13,280,292
                       ------------  ------------
NET ASSETS - END OF
 PERIOD                $          -  $ 14,459,049
                       ============  ============

(d) For the period January 1, 2005 to April 29, 2005
(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                      Alliance
                       ----------------------------------------------------------------------------------
                       Bernstein Real Estate Investment      Premier Growth           Premier Growth
                               Portfolio B                     Portfolio               Portfolio B
                       -------------------------------  -----------------------  -----------------------
                         2005 (d)           2004                     2004 (g)                 2004 (g)
                        ------------     ------------              ------------             ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $   (198,628)    $    322,337               $   (169,592)            $   (415,845)
 Net realized gains
   (losses) from
   security
   transactions          15,184,933        2,228,991                (19,202,285)               1,466,964
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments       (16,834,042)       9,159,306                 18,545,197               (3,373,114)
                        ------------     ------------              ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations          (1,847,737)      11,710,634                   (826,680)              (2,321,995)
                        ------------     ------------              ------------             ------------
From capital
 transactions:
 Net purchase
   payments                 637,940        4,753,856                    189,934                6,595,077
 Net investment
   division
   transfers            (42,488,392)      (4,939,227)               (34,643,857)             (79,889,820)
 Other net transfers       (660,900)      (1,689,281)                (1,169,564)              (1,105,427)
                        ------------     ------------              ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions       (42,511,352)      (1,874,652)               (35,623,487)             (74,400,170)
                        ------------     ------------              ------------             ------------
    NET CHANGE IN
     NET ASSETS         (44,359,089)       9,835,982                (36,450,167)             (76,722,165)
NET ASSETS -
 BEGINNING OF PERIOD     44,359,089       34,523,107                 36,450,167               76,722,165
                        ------------     ------------              ------------             ------------
NET ASSETS - END OF
 PERIOD                $          -     $ 44,359,089               $                        $          -
                        ============     ============              ============             ============

                       ------------------------
                         Bernstein Small-Cap
                             Portfolio B
                       -----------------------
                                    2004 (g)
                                  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                  $    (10,398)
 Net realized gains
   (losses) from
   security
   transactions                        593,152
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                     (565,412)
                                  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                         17,342
                                  ------------
From capital
 transactions:
 Net purchase
   payments                             21,418
 Net investment
   division
   transfers                        (2,164,385)
 Other net transfers                   (21,521)
                                  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                   (2,164,488)
                                  ------------
    NET CHANGE IN
     NET ASSETS                     (2,147,146)
NET ASSETS -
 BEGINNING OF PERIOD                 2,147,146
                                  ------------
NET ASSETS - END OF
 PERIOD                           $          -
                                  ============

(d) For the period January 1, 2005 to April 29, 2005
(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                 Alliance                     Liberty
                       ---------------------------  ---------------------------
                             Bernstein Value             Newport Tiger Fund
                               Portfolio B                Variable Series
                       ---------------------------  ---------------------------
                                       2004 (g)                     2004 (g)
                                    --------------               --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                    $       (5,437)              $       (3,012)
 Net realized gains
   (losses) from
   security
   transactions                            216,151                       98,477
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                         (210,955)                    (101,754)
                                    --------------               --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                               (241)                      (6,289)
                                    --------------               --------------
From capital
 transactions:
 Net purchase
   payments                                 10,250                          205
 Net investment
   division
   transfers                            (1,160,886)                    (606,780)
 Other net transfers                       (13,200)                     (38,991)
                                    --------------               --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                       (1,163,836)                    (645,566)
                                    --------------               --------------
    NET CHANGE IN
     NET ASSETS                         (1,164,077)                    (651,855)
NET ASSETS -
 BEGINNING OF PERIOD                     1,164,077                      651,855
                                    --------------               --------------
NET ASSETS - END OF
 PERIOD                             $            -               $            -
                                    ==============               ==============

                                             Goldman Sachs
                       --------------------------------------------------------
                            Growth and Income           International Equity
                                   Fund                         Fund
                       ---------------------------  ---------------------------
                                       2004 (g)                     2004 (g)
                                    --------------               --------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                    $      (21,453)              $       (9,411)
 Net realized gains
   (losses) from
   security
   transactions                           (118,226)                    (525,927)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                          224,005                      483,225
                                    --------------               --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                             84,326                      (52,113)
                                    --------------               --------------
From capital
 transactions:
 Net purchase
   payments                                  1,397                          444
 Net investment
   division
   transfers                            (4,438,165)                  (1,892,851)
 Other net transfers                      (153,060)                     (97,820)
                                    --------------               --------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                       (4,589,828)                  (1,990,227)
                                    --------------               --------------
    NET CHANGE IN
     NET ASSETS                         (4,505,502)                  (2,042,340)
NET ASSETS -
 BEGINNING OF PERIOD                     4,505,502                    2,042,340
                                    --------------               --------------
NET ASSETS - END OF
 PERIOD                             $            -               $            -
                                    ==============               ==============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                        Scudder II
                       -----------------------------------------------------------------------------------
                            Small-Cap Growth          Government Securities      Dreman Small-Cap Value
                                Portfolio                   Portfolio                   Portfolio
                       --------------------------  --------------------------  --------------------------
                           2005          2004          2005          2004        2005 (d)        2004
                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (23,773) $    (28,014) $     70,713  $     60,899  $    368,275  $    (21,207)
 Net realized gains
   (losses) from
   security
   transactions            (195,522)     (189,425)       10,285        31,407     1,138,549       760,552
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           299,744       386,880       (59,816)      (38,108)   (1,746,039)      225,199
                       ------------  ------------  ------------  ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              80,449       169,441        21,182        54,198      (239,215)      964,544
                       ------------  ------------  ------------  ------------  ------------  ------------
From capital
 transactions:
 Net purchase
   payments                  45,703        20,412         9,163         2,740        42,783        21,990
 Net investment
   division
   transfers               (109,515)     (133,613)     (188,166)     (439,935)   (3,802,535)   (1,309,405)
 Other net transfers       (328,884)     (249,568)     (333,783)     (380,162)     (225,977)     (965,891)
                       ------------  ------------  ------------  ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (392,696)     (362,769)     (512,786)     (817,357)   (3,985,729)   (2,253,306)
                       ------------  ------------  ------------  ------------  ------------  ------------
    NET CHANGE IN
     NET ASSETS            (312,247)     (193,328)     (491,604)     (763,159)   (4,224,944)   (1,288,762)
NET ASSETS -
 BEGINNING OF PERIOD      1,918,049     2,111,377     2,237,156     3,000,315     4,224,944     5,513,706
                       ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS - END OF
 PERIOD                $  1,605,802  $  1,918,049  $  1,745,552  $  2,237,156  $          -  $  4,224,944
                       ============  ============  ============  ============  ============  ============

                       ------------------------
                       Dreman High Return Equity
                              Portfolio
                       -----------------------
                                     2004 (g)
                                   ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                   $      3,057
 Net realized gains
   (losses) from
   security
   transactions                          29,617
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                       (32,985)
                                   ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                            (311)
                                   ------------
From capital
 transactions:
 Net purchase
   payments                                   -
 Net investment
   division
   transfers                           (222,282)
 Other net transfers                    (13,907)
                                   ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                      (236,189)
                                   ------------
    NET CHANGE IN
     NET ASSETS                        (236,500)
NET ASSETS -
 BEGINNING OF PERIOD                    236,500
                                   ------------
NET ASSETS - END OF
 PERIOD                            $          -
                                   ============

(d) For the period January 1, 2005 to April 29, 2005
(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                             MFS
                       -----------------------------------------------------------------------------------
                             Investors Trust               High Income                 High Income
                                Series B                     Series                     Series B
                       --------------------------  --------------------------  --------------------------
                           2005          2004        2005 (d)        2004        2005 (d)        2004
                       ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $   (158,010) $   (172,078) $    473,984  $    309,225  $  2,744,630  $  1,256,674
 Net realized gains
   (losses) from
   security
   transactions             266,055        39,401      (372,497)      (17,051)      490,586       277,422
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           527,707     1,372,535      (347,120)      329,910    (4,705,540)    1,473,366
                       ------------  ------------  ------------  ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             635,752     1,239,858      (245,633)      622,084    (1,470,324)    3,007,462
                       ------------  ------------  ------------  ------------  ------------  ------------
From capital
 transactions:
 Net purchase
   payments                  24,255        83,525        28,282        71,348     1,103,358     5,389,826
 Net investment
   division
   transfers             (1,594,811)   (3,983,539)   (7,408,703)     (529,541)  (43,713,090)    2,200,898
 Other net transfers       (717,657)   (1,041,872)     (572,397)   (1,689,660)     (740,276)   (1,802,656)
                       ------------  ------------  ------------  ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (2,288,213)   (4,941,886)   (7,952,818)   (2,147,853)  (43,350,008)    5,788,068
                       ------------  ------------  ------------  ------------  ------------  ------------
    NET CHANGE IN
     NET ASSETS          (1,652,461)   (3,702,028)   (8,198,451)   (1,525,769)  (44,820,332)    8,795,530
NET ASSETS -
 BEGINNING OF PERIOD     14,391,711    18,093,739     8,198,451     9,724,220    44,820,332    36,024,802
                       ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS - END OF
 PERIOD                $ 12,739,250  $ 14,391,711  $          -  $  8,198,451  $          -  $ 44,820,332
                       ============  ============  ============  ============  ============  ============

                       ---------------------------
                             Investors Trust
                                 Series
                       --------------------------
                         2005 (d)        2004
                       ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     14,091  $   (146,651)
 Net realized gains
   (losses) from
   security
   transactions          (1,788,294)     (864,173)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           997,464     2,702,730
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            (776,739)    1,691,906
                       ------------  ------------
From capital
 transactions:
 Net purchase
   payments                 118,833       187,155
 Net investment
   division
   transfers            (17,351,601)   (1,450,111)
 Other net transfers       (947,139)   (2,853,364)
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions       (18,179,907)   (4,116,320)
                       ------------  ------------
    NET CHANGE IN
     NET ASSETS         (18,956,646)   (2,424,414)
NET ASSETS -
 BEGINNING OF PERIOD     18,956,646    21,381,060
                       ------------  ------------
NET ASSETS - END OF
 PERIOD                $          -  $ 18,956,646
                       ============  ============

(d) For the period January 1, 2005 to April 29, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                          MFS
                       ------------------------------------------------------------------------------------
                              New Discovery               New Discovery                  Bond
                                 Series                     Series B                    Series
                       --------------------------  --------------------------  ------------------------
                         2005 (d)        2004        2005 (d)        2004                       2004 (g)
                       ------------  ------------  ------------  ------------                 ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (31,031) $   (103,402) $   (227,253) $   (647,634)                $     48,257
 Net realized gains
   (losses) from
   security
   transactions            (402,280)      (12,906)    1,073,833       132,697                       30,549
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          (588,203)      388,789    (7,845,305)    3,090,909                      (76,482)
                       ------------  ------------  ------------  ------------                 ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations          (1,021,514)      272,481    (6,998,725)    2,575,972                        2,324
                       ------------  ------------  ------------  ------------                 ------------
From capital
 transactions:
 Net purchase
   payments                  85,433       107,209       500,699     6,477,295                          450
 Net investment
   division
   transfers             (6,262,784)      511,478   (44,589,556)    5,727,983                     (912,465)
 Other net transfers       (189,155)     (925,059)     (688,280)   (1,813,519)                    (106,878)
                       ------------  ------------  ------------  ------------                 ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (6,366,506)     (306,372)  (44,777,137)   10,391,759                   (1,018,893)
                       ------------  ------------  ------------  ------------                 ------------
    NET CHANGE IN
     NET ASSETS          (7,388,020)      (33,891)  (51,775,862)   12,967,731                   (1,016,569)
NET ASSETS -
 BEGINNING OF PERIOD      7,388,020     7,421,911    51,775,862    38,808,131                    1,016,569
                       ------------  ------------  ------------  ------------                 ------------
NET ASSETS - END OF
 PERIOD                $          -  $  7,388,020  $          -  $ 51,775,862                 $          -
                       ============  ============  ============  ============                 ============

                       ---------------------
                               Research
                                Series
                       -----------------------
                                    2004 (g)
                                  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                  $     60,002
 Net realized gains
   (losses) from
   security
   transactions                     (4,238,927)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                    4,316,676
                                  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                        137,751
                                  ------------
From capital
 transactions:
 Net purchase
   payments                             20,347
 Net investment
   division
   transfers                       (10,195,745)
 Other net transfers                  (384,245)
                                  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                  (10,559,643)
                                  ------------
    NET CHANGE IN
     NET ASSETS                    (10,421,892)
NET ASSETS -
 BEGINNING OF PERIOD                10,421,892
                                  ------------
NET ASSETS - END OF
 PERIOD                           $          -
                                  ============

(d) For the period January 1, 2005 to April 29, 2005
(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                        MFS
                       -----------------------------------------------------------------------------------------------------
                               Research              Emerging Growth           Emerging Growth          Strategic Income
                               Series B                  Series                   Series B                   Series
                       -----------------------  ------------------------  ------------------------  ------------------------
                                    2004 (g)                  2004 (g)                  2004 (g)                  2004 (g)
                                  ------------              ------------              ------------              ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                  $      5,171              $    (54,941)             $     (5,675)             $     76,359
 Net realized gains
   (losses) from
   security
   transactions                         81,723                (5,546,123)                   26,660                    68,190
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                      (70,128)                5,701,490                   (20,337)                 (145,014)
                                  ------------              ------------              ------------              ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                         16,766                   100,426                       648                      (465)
                                  ------------              ------------              ------------              ------------
From capital
 transactions:
 Net purchase
   payments                              1,322                    92,109                    48,291                         -
 Net investment
   division
   transfers                        (1,418,020)              (11,531,875)               (1,059,941)               (1,704,277)
 Other net transfers                    (9,857)                 (413,873)                   (7,611)                  (35,485)
                                  ------------              ------------              ------------              ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                   (1,426,555)              (11,853,639)               (1,019,261)               (1,739,762)
                                  ------------              ------------              ------------              ------------
    NET CHANGE IN
     NET ASSETS                     (1,409,789)              (11,753,213)               (1,018,613)               (1,740,227)
NET ASSETS -
 BEGINNING OF PERIOD                 1,409,789                11,753,213                 1,018,613                 1,740,227
                                  ------------              ------------              ------------              ------------
NET ASSETS - END OF
 PERIOD                           $          -              $          -              $          -              $          -
                                  ============              ============              ============              ============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                  MFS                                                      MetLife
                       -------------------------  -----------------------------------------------------------
                            Strategic Income              Davis Venture                 Davis Venture
                                Series B                  Value Fund A                  Value Fund E
                       -------------------------  ----------------------------  ----------------------------
                                      2004 (g)         2005           2004           2005           2004
                                   -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                   $     303,364  $     (29,668) $     (20,454) $  (2,826,840) $  (3,131,747)
 Net realized gains
   (losses) from
   security
   transactions                          (44,494)        67,046         25,332      7,153,719     18,739,059
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                       (284,913)       330,152        254,756     18,190,742     13,292,529
                                   -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                          (26,043)       367,530        259,634     22,517,621     28,899,841
                                   -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase
   payments                              328,132        159,970         28,193     30,545,339     75,903,636
 Net investment
   division
   transfers                          (6,001,197)     1,973,479      1,577,766     (8,270,953)    12,077,125
 Other net transfers                     (53,042)      (598,747)      (602,690)   (13,309,698)   (10,537,994)
                                   -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                     (5,726,107)     1,534,702      1,003,269      8,964,688     77,442,767
                                   -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN
     NET ASSETS                       (5,752,150)     1,902,232      1,262,903     31,482,309    106,342,608
NET ASSETS -
 BEGINNING OF PERIOD                   5,752,150      3,035,481      1,772,578    271,119,928    164,777,320
                                   -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                            $           -  $   4,937,713  $   3,035,481  $ 302,602,237  $ 271,119,928
                                   =============  =============  =============  =============  =============

                       -----------------------------
                          Harris Oakmark Focused
                                  Value B
                       ----------------------------
                            2005           2004
                       -------------  -------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (590,384) $    (680,207)
 Net realized gains
   (losses) from
   security
   transactions            5,491,280     12,587,608
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          1,518,195     (3,550,531)
                       -------------  -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            6,419,091      8,356,870
                       -------------  -------------
From capital
 transactions:
 Net purchase
   payments                4,922,747     36,667,545
 Net investment
   division
   transfers             (17,365,984)   (51,899,556)
 Other net transfers      (4,195,887)    (4,424,544)
                       -------------  -------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (16,639,124)   (19,656,555)
                       -------------  -------------
    NET CHANGE IN
     NET ASSETS          (10,220,033)   (11,299,685)
NET ASSETS -
 BEGINNING OF PERIOD      99,304,225    110,603,910
                       -------------  -------------
NET ASSETS - END OF
 PERIOD                $  89,084,192  $  99,304,225
                       =============  =============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                          MetLife
                       ---------------------------------------------------------------------------------
                            Jennison Growth            Jennison Growth           MFS Investors Trust
                               Portfolio                 Portfolio B                  Series B
                       ------------------------- --------------------------  --------------------------
                         2005 (c)                    2005          2004          2005          2004
                       ------------              ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (3,128)             $ (1,220,996) $ (1,500,826) $   (500,948) $   (498,066)
 Net realized gains
   (losses) from
   security
   transactions               4,833                 2,960,718     7,611,191     1,311,138     1,897,970
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments            59,472                 7,204,007     1,439,585     1,173,339     2,165,902
                       ------------              ------------  ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              61,177                 8,943,729     7,549,950     1,983,529     3,565,806
                       ------------              ------------  ------------  ------------  ------------
From capital
 transactions:
 Net purchase
   payments                       -                 6,293,478    30,427,958       525,091     4,873,392
 Net investment
   division
   transfers                309,126                (5,258,800)  (15,148,675)   (3,517,084)   (8,245,072)
 Other net transfers        (25,393)               (3,392,563)   (3,729,454)   (2,179,825)   (1,858,570)
                       ------------              ------------  ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions           283,733                (2,357,885)   11,549,829    (5,171,818)   (5,230,250)
                       ------------              ------------  ------------  ------------  ------------
    NET CHANGE IN
     NET ASSETS             344,910                 6,585,844    19,099,779    (3,188,289)   (1,664,444)
NET ASSETS -
 BEGINNING OF PERIOD              -                79,365,969    60,266,190    42,439,328    44,103,772
                       ------------              ------------  ------------  ------------  ------------
NET ASSETS - END OF
 PERIOD                $    344,910              $ 85,951,813  $ 79,365,969  $ 39,251,039  $ 42,439,328
                       ============              ============  ============  ============  ============

                       ---------------------------
                            MFS Total Return
                                Series A
                       --------------------------
                           2005          2004
                       ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     76,034  $     75,116
 Net realized gains
   (losses) from
   security
   transactions              73,009         4,911
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           (61,640)      283,500
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              87,403       363,527
                       ------------  ------------
From capital
 transactions:
 Net purchase
   payments                  77,543        17,255
 Net investment
   division
   transfers              1,392,501     2,232,610
 Other net transfers     (1,190,881)     (422,629)
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions           279,163     1,827,236
                       ------------  ------------
    NET CHANGE IN
     NET ASSETS             366,566     2,190,763
NET ASSETS -
 BEGINNING OF PERIOD      4,660,924     2,470,161
                       ------------  ------------
NET ASSETS - END OF
 PERIOD                $  5,027,490  $  4,660,924
                       ============  ============

(c) For the period May 1, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                           MetLife
                       ---------------------------------------------------------------------------------------------
                            MFS Total Return           Capital Guardian U.S. Equity   Capital Guardian U.S. Equity
                                Series B                        Series A                       Series B
                       --------------------------      --------------------------     --------------------------
                           2005            2004            2005           2004            2005           2004
                       ------------    ------------    ------------   ------------    ------------   ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    653,876    $    445,200    $ (1,250,232)  $   (155,885)   $   (872,261)  $    (90,101)
 Net realized gains
   (losses) from
   security
   transactions             161,534         109,646         922,088        149,458         738,619        241,126
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           164,415       2,183,681       3,664,328      4,051,741       3,643,515      3,698,143
                       ------------    ------------    ------------   ------------    ------------   ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             979,825       2,738,527       3,336,184      4,045,314       3,509,873      3,849,168
                       ------------    ------------    ------------   ------------    ------------   ------------
From capital
 transactions:
 Net purchase
   payments               8,080,006       6,274,112         327,114        122,576       7,471,734      9,980,814
 Net investment
   division
   transfers             18,686,605      12,422,650      (2,388,784)    99,510,725      13,404,560     24,890,472
 Other net transfers     (3,727,919)     (1,904,996)    (19,771,721)    (2,763,026)     (5,293,194)    (2,257,479)
                       ------------    ------------    ------------   ------------    ------------   ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        23,038,692      16,791,766     (21,833,391)    96,870,275      15,583,100     32,613,807
                       ------------    ------------    ------------   ------------    ------------   ------------
    NET CHANGE IN
     NET ASSETS          24,018,517      19,530,293     (18,497,207)   100,915,589      19,092,973     36,462,975
NET ASSETS -
 BEGINNING OF PERIOD     36,175,326      16,645,033     103,465,965      2,550,376      63,549,045     27,086,070
                       ------------    ------------    ------------   ------------    ------------   ------------
NET ASSETS - END OF
 PERIOD                $ 60,193,843    $ 36,175,326    $ 84,968,758   $103,465,965    $ 82,642,018   $ 63,549,045
                       ============    ============    ============   ============    ============   ============

                       -----------------
                       Putnam International Stock
                                Portfolio
                       --------------------------
                           2005            2004
                       ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (3,138)   $       (758)
 Net realized gains
   (losses) from
   security
   transactions              22,541          (3,631)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments            45,088          64,881
                       ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              64,491          60,492
                       ------------    ------------
From capital
 transactions:
 Net purchase
   payments                       -             353
 Net investment
   division
   transfers                  2,766         153,976
 Other net transfers       (101,851)        (33,567)
                       ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions           (99,085)        120,762
                       ------------    ------------
    NET CHANGE IN
     NET ASSETS             (34,594)        181,254
NET ASSETS -
 BEGINNING OF PERIOD        439,823         258,569
                       ------------    ------------
NET ASSETS - END OF
 PERIOD                $    405,229    $    439,823
                       ============    ============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                         MetLife
                       ----------------------------------------------------------------------------------------------
                       Putnam International Stock        BlackRock Money Market         BlackRock Money Market
                               Portfolio B                      Portfolio                     Portfolio B
                       --------------------------      --------------------------      -------------------------
                           2005            2004            2005            2004          2005 (c)
                       ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $   (124,222)   $    (17,147)   $    245,561    $    (88,845)   $    377,766
 Net realized gains
   (losses) from
   security
   transactions             547,476         547,968               -               -               -
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments         1,424,394       1,289,222               -               -               -
                       ------------    ------------    ------------    ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations           1,847,648       1,820,043         245,561         (88,845)        377,766
                       ------------    ------------    ------------    ------------    ------------
From capital
 transactions:
 Net purchase
   payments                 368,073         631,476         349,024         102,896       8,735,210
 Net investment
   division
   transfers             (1,063,029)     (2,067,305)      7,079,445      12,135,455      42,748,906
 Other net transfers       (528,517)       (593,144)    (13,535,864)    (13,746,495)     (8,735,095)
                       ------------    ------------    ------------    ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (1,223,473)     (2,028,973)     (6,107,395)     (1,508,144)     42,749,021
                       ------------    ------------    ------------    ------------    ------------
    NET CHANGE IN
     NET ASSETS             624,175        (208,930)     (5,861,834)     (1,596,989)     43,126,787
NET ASSETS -
 BEGINNING OF PERIOD     12,911,839      13,120,769      20,502,724      22,099,713               -
                       ------------    ------------    ------------    ------------    ------------
NET ASSETS - END OF
 PERIOD                $ 13,536,014    $ 12,911,839    $ 14,640,890    $ 20,502,724    $ 43,126,787
                       ============    ============    ============    ============    ============

                       -------------
                              Stock Index
                               Portfolio
                       -------------------------
                         2005 (c)
                       ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (6,466)
 Net realized gains
   (losses) from
   security
   transactions               8,220
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments            53,450
                       ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              55,204
                       ------------
From capital
 transactions:
 Net purchase
   payments                       -
 Net investment
   division
   transfers                706,011
 Other net transfers       (116,331)
                       ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions           589,680
                       ------------
    NET CHANGE IN
     NET ASSETS             644,884
NET ASSETS -
 BEGINNING OF PERIOD              -
                       ------------
NET ASSETS - END OF
 PERIOD                $    644,884
                       ============

(c) For the period May 1, 2005 to December 31, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                           MetLife
                       -----------------------------------------------------------------------------------------
                               Stock Index              BlackRock Bond Income         BlackRock Bond Income
                               Portfolio B                     Class A                       Class B
                       --------------------------    --------------------------    --------------------------
                           2005            2004          2005          2004 (e)        2005        2004 (f)
                       ------------    ------------  ------------    ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $   (123,012)   $   (283,472) $    389,224    $    (99,591) $    295,507  $     (1,839)
 Net realized gains
   (losses) from
   security
   transactions           1,443,952         728,516        44,626          45,709        (8,203)            -
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          (300,970)      2,043,752      (338,353)        435,451      (218,314)        5,119
                       ------------    ------------  ------------    ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations           1,019,970       2,488,796        95,497         381,569        68,990         3,280
                       ------------    ------------  ------------    ------------  ------------  ------------
From capital
 transactions:
 Net purchase
   payments               3,442,075       8,592,198       132,546          50,645     4,891,645       494,854
 Net investment
   division
   transfers             (1,415,776)        421,264     1,200,036      11,058,738    15,765,797     1,499,434
 Other net transfers     (1,810,617)     (1,183,488)   (1,540,899)     (1,631,146)     (557,866)      (18,981)
                       ------------    ------------  ------------    ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions           215,682       7,829,974      (208,317)      9,478,237    20,099,576     1,975,307
                       ------------    ------------  ------------    ------------  ------------  ------------
    NET CHANGE IN
     NET ASSETS           1,235,652      10,318,770      (112,820)      9,859,806    20,168,566     1,978,587
NET ASSETS -
 BEGINNING OF PERIOD     34,452,591      24,133,821     9,859,806               -     1,978,587             -
                       ------------    ------------  ------------    ------------  ------------  ------------
NET ASSETS - END OF
 PERIOD                $ 35,688,243    $ 34,452,591  $  9,746,986    $  9,859,806  $ 22,147,153  $  1,978,587
                       ============    ============  ============    ============  ============  ============

                       ---------------------
                        BlackRock Strategic Value
                                 Class B
                       --------------------------
                           2005          2004 (e)
                       ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    251,138    $    (18,791)
 Net realized gains
   (losses) from
   security
   transactions             148,858           1,749
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          (327,669)        565,008
                       ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              72,327         547,966
                       ------------    ------------
From capital
 transactions:
 Net purchase
   payments                 230,222         820,325
 Net investment
   division
   transfers               (951,205)      3,671,497
 Other net transfers       (247,244)        (37,531)
                       ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (968,227)      4,454,291
                       ------------    ------------
    NET CHANGE IN
     NET ASSETS            (895,900)      5,002,257
NET ASSETS -
 BEGINNING OF PERIOD      5,002,257               -
                       ------------    ------------
NET ASSETS - END OF
 PERIOD                $  4,106,357    $  5,002,257
                       ============    ============

(e) For the period May 3, 2004 to December 31, 2004
(f) For the period November 22, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                          MetLife
                       ----------------------------------------------------------------------------------------------
                       Franklin Templeton Small-Cap   Salomon Brothers Strategic Bond Salomon Brothers Strategic Bond
                               Portfolio B                      Class A                         Class B
                       --------------------------     ------------------------------  ------------------------------
                           2005         2004 (e)          2005          2004 (e)          2005          2004 (e)
                       ------------   ------------     ------------    ------------    ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     94,592   $     (8,503)   $     52,758    $    (13,980)   $    179,533    $    (55,304)
 Net realized gains
   (losses) from
   security
   transactions              64,621        (18,748)         26,275          12,753          40,980          29,066
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           795,326        181,578         (57,075)         85,943        (165,413)        329,131
                       ------------   ------------     ------------    ------------    ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             954,539        154,327          21,958          84,716          55,100         302,893
                       ------------   ------------     ------------    ------------    ------------    ------------
From capital
 transactions:
 Net purchase
   payments               4,703,337        298,859             694           4,932         227,188          39,946
 Net investment
   division
   transfers             11,473,659      1,239,045         217,716       1,517,266         (14,703)      5,097,012
 Other net transfers       (438,414)             -        (256,302)       (198,821)       (303,693)       (227,816)
                       ------------   ------------     ------------    ------------    ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        15,738,582      1,537,904         (37,892)      1,323,377         (91,208)      4,909,142
                       ------------   ------------     ------------    ------------    ------------    ------------
    NET CHANGE IN
     NET ASSETS          16,693,121      1,692,231         (15,934)      1,408,093         (36,108)      5,212,035
NET ASSETS -
 BEGINNING OF PERIOD      1,692,231              -       1,408,093               -       5,212,035               -
                       ------------   ------------     ------------    ------------    ------------    ------------
NET ASSETS - END OF
 PERIOD                $ 18,385,352   $  1,692,231    $  1,392,159    $  1,408,093    $  5,175,927    $  5,212,035
                       ============   ============     ============    ============    ============    ============

                       -----------------------
                           Salomon Brothers
                        U.S. Government Class B
                       -------------------------
                         2005 (c)
                       ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $       (414)
 Net realized gains
   (losses) from
   security
   transactions                 (16)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments               180
                       ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                (250)
                       ------------
From capital
 transactions:
 Net purchase
   payments                  36,435
 Net investment
   division
   transfers                 32,126
 Other net transfers           (290)
                       ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions            68,271
                       ------------
    NET CHANGE IN
     NET ASSETS              68,021
NET ASSETS -
 BEGINNING OF PERIOD              -
                       ------------
NET ASSETS - END OF
 PERIOD                $     68,021
                       ============

(c) For the period May 1, 2005 to December 31, 2005
(e) For the period May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                           MetLife
                       ---------------------------------------------------------------------------------------
                         T. Rowe Price Small-Cap     T. Rowe Price Small-Cap         T. Rowe Price Large-Cap
                                 Class A                     Class B                         Class A
                       --------------------------  --------------------------      --------------------------
                           2005        2004 (e)        2005          2004 (e)          2005        2004 (e)
                       ------------  ------------  ------------    ------------    ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (66,459) $    (43,385) $   (101,438)   $    (63,206)   $   (127,173) $   (142,368)
 Net realized gains
   (losses) from
   security
   transactions             150,084       (20,164)      101,783         (31,343)        334,741        19,431
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           342,376       393,320       625,374         572,874         521,196     1,559,340
                       ------------  ------------  ------------    ------------    ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             426,001       329,771       625,719         478,325         728,764     1,436,403
                       ------------  ------------  ------------    ------------    ------------  ------------
From capital
 transactions:
 Net purchase
   payments                   9,474         2,009       146,510         169,628         137,763        72,755
 Net investment
   division
   transfers                545,705     4,944,405      (280,492)      6,707,088         642,907    16,546,638
 Other net transfers       (962,936)     (364,607)     (272,363)       (180,915)     (3,220,455)   (1,333,409)
                       ------------  ------------  ------------    ------------    ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (407,757)    4,581,807      (406,345)      6,695,801      (2,439,785)   15,285,984
                       ------------  ------------  ------------    ------------    ------------  ------------
    NET CHANGE IN
     NET ASSETS              18,244     4,911,578       219,374       7,174,126      (1,711,021)   16,722,387
NET ASSETS -
 BEGINNING OF PERIOD      4,911,578             -     7,174,126               -      16,722,387             -
                       ------------  ------------  ------------    ------------    ------------  ------------
NET ASSETS - END OF
 PERIOD                $  4,929,822  $  4,911,578  $  7,393,500    $  7,174,126    $ 15,011,366  $ 16,722,387
                       ============  ============  ============    ============    ============  ============

                       -----------------------
                         T. Rowe Price Large-Cap
                                 Class B
                       --------------------------
                           2005        2004 (e)
                       ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $   (388,635) $   (175,551)
 Net realized gains
   (losses) from
   security
   transactions              36,255         5,689
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments         2,542,545     2,579,088
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations           2,190,165     2,409,226
                       ------------  ------------
From capital
 transactions:
 Net purchase
   payments               6,195,024     3,688,250
 Net investment
   division
   transfers              8,355,082    23,345,411
 Other net transfers     (1,548,793)     (481,893)
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        13,001,313    26,551,768
                       ------------  ------------
    NET CHANGE IN
     NET ASSETS          15,191,478    28,960,994
NET ASSETS -
 BEGINNING OF PERIOD     28,960,994             -
                       ------------  ------------
NET ASSETS - END OF
 PERIOD                $ 44,152,472  $ 28,960,994
                       ============  ============

(e) For the period May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                 MetLife
                       -------------------------------------------------------------------------------------------
                        Oppenheimer Global     Met/Putnam Voyager           Met/Putnam Voyager          MFS Research
                          Equity Class B            Portfolio                  Portfolio B               Managers B
                       --------------------- ----------------------      -----------------------    --------------------
                        2005 (c)              2005 (d)        2004         2005 (d)      2004                     2004 (g)
                       ----------            ----------    ----------    -----------  ----------                 ----------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $  (12,752)           $       75    $   (4,544)   $    (3,480) $  (34,771)                $     (205)
 Net realized gains
   (losses) from
   security
   transactions             3,423                 7,097         5,697       (141,378)     18,633                      9,938
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments         295,446               (33,883)        8,834       (356,116)    267,425                     (9,945)
                       ----------            ----------    ----------    -----------  ----------                 ----------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations           286,117               (26,711)        9,987       (500,974)    251,287                       (212)
                       ----------            ----------    ----------    -----------  ----------                 ----------
From capital
 transactions:
 Net purchase
   payments             1,076,461                     -           942        657,074   1,363,576                     28,440
 Net investment
   division
   transfers            3,980,598              (310,921)       13,655     (5,450,620)  2,569,850                   (155,381)
 Other net transfers      (44,526)               (3,130)      (60,429)       (78,674)   (295,182)                      (679)
                       ----------            ----------    ----------    -----------  ----------                 ----------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions       5,012,533              (314,051)      (45,832)    (4,872,220)  3,638,244                   (127,620)
                       ----------            ----------    ----------    -----------  ----------                 ----------
    NET CHANGE IN
     NET ASSETS         5,298,650              (340,762)      (35,845)    (5,373,194)  3,889,531                   (127,832)
NET ASSETS -
 BEGINNING OF PERIOD            -               340,762       376,607      5,373,194   1,483,663                    127,832
                       ----------            ----------    ----------    -----------  ----------                 ----------
NET ASSETS - END OF
 PERIOD                $5,298,650            $        -    $  340,762    $         -  $5,373,194                 $        -
                       ==========            ==========    ==========    ===========  ==========                 ==========

(c) For the period May 1, 2005 to December 31, 2005
(d) For the period January 1, 2005 to April 29, 2005
(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                      Oppenheimer
                       ----------------------------------------------------------------------------------------
                          Capital Appreciation       Main Street Growth & Income           High Income
                                  Fund                         Fund                           Fund
                       --------------------------    --------------------------     ------------------------
                         2005 (d)          2004                       2004 (g)                    2004 (g)
                       ------------    ------------                 ------------                ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     32,463    $    (87,983)                $     35,089                $    158,110
 Net realized gains
   (losses) from
   security
   transactions            (778,664)       (348,018)                  (1,194,726)                   (341,298)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           368,397         831,308                    1,113,828                     223,695
                       ------------    ------------                 ------------                ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            (377,804)        395,307                      (45,809)                     40,507
                       ------------    ------------                 ------------                ------------
From capital
 transactions:
 Net purchase
   payments                  10,203          29,844                       16,496                       2,135
 Net investment
   division
   transfers             (6,902,660)       (457,124)                  (9,175,000)                 (2,797,334)
 Other net transfers       (349,846)     (1,594,494)                    (233,886)                   (396,051)
                       ------------    ------------                 ------------                ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (7,242,303)     (2,021,774)                  (9,392,390)                 (3,191,250)
                       ------------    ------------                 ------------                ------------
    NET CHANGE IN
     NET ASSETS          (7,620,107)     (1,626,467)                  (9,438,199)                 (3,150,743)
NET ASSETS -
 BEGINNING OF PERIOD      7,620,107       9,246,574                    9,438,199                   3,150,743
                       ------------    ------------                 ------------                ------------
NET ASSETS - END OF
 PERIOD                $          -    $  7,620,107                 $          -                $          -
                       ============    ============                 ============                ============

                       ------------------
                                 Bond
                                 Fund
                       ------------------------
                                        2004 (g)
                                      ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                      $    503,517
 Net realized gains
   (losses) from
   security
   transactions                           (380,242)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                         (114,789)
                                      ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                              8,486
                                      ------------
From capital
 transactions:
 Net purchase
   payments                                109,614
 Net investment
   division
   transfers                           (11,690,334)
 Other net transfers                      (571,654)
                                      ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                      (12,152,374)
                                      ------------
    NET CHANGE IN
     NET ASSETS                        (12,143,888)
NET ASSETS -
 BEGINNING OF PERIOD                    12,143,888
                                      ------------
NET ASSETS - END OF
 PERIOD                               $          -
                                      ============

(d) For the period January 1, 2005 to April 29, 2005
(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                              Oppenheimer                                                Putnam
                       ------------------------    ---------------------------------------------------------------
                            Strategic Bond              Growth and Income               Growth and Income
                               Fund (g)                       Fund                           Fund B
                       ------------------------    --------------------------      --------------------------
                                     2004 (g)          2005            2004            2005            2004
                                   ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                   $    148,724    $     82,224    $     97,768    $      5,783    $      3,307
 Net realized gains
   (losses) from
   security
   transactions                          49,705           4,251        (399,273)         70,780          71,371
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                      (199,403)        585,928       2,152,078         112,709         215,402
                                   ------------    ------------    ------------    ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                            (974)        672,403       1,850,573         189,272         290,080
                                   ------------    ------------    ------------    ------------    ------------
From capital
 transactions:
 Net purchase
   payments                               1,775         202,690         213,039         652,792         429,564
 Net investment
   division
   transfers                         (3,105,844)       (628,806)     (1,088,840)        817,759         404,360
 Other net transfers                   (349,925)     (3,060,786)     (3,504,005)       (142,060)       (210,905)
                                   ------------    ------------    ------------    ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                    (3,453,994)     (3,486,902)     (4,379,806)      1,328,491         623,019
                                   ------------    ------------    ------------    ------------    ------------
    NET CHANGE IN
     NET ASSETS                      (3,454,968)     (2,814,499)     (2,529,233)      1,517,763         913,099
NET ASSETS -
 BEGINNING OF PERIOD                  3,454,968      19,778,623      22,307,856       3,525,865       2,612,766
                                   ------------    ------------    ------------    ------------    ------------
NET ASSETS - END OF
 PERIOD                            $          -    $ 16,964,124    $ 19,778,623    $  5,043,628    $  3,525,865
                                   ============    ============    ============    ============    ============

                       -------------------
                                  Vista
                                  Fund
                       --------------------------
                           2005            2004
                       ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (76,079)   $    (78,129)
 Net realized gains
   (losses) from
   security
   transactions            (435,786)       (642,916)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments         1,064,374       1,609,899
                       ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             552,509         888,854
                       ------------    ------------
From capital
 transactions:
 Net purchase
   payments                  61,878          22,444
 Net investment
   division
   transfers                 35,372        (282,742)
 Other net transfers       (873,169)       (664,653)
                       ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (775,919)       (924,951)
                       ------------    ------------
    NET CHANGE IN
     NET ASSETS            (223,410)        (36,097)
NET ASSETS -
 BEGINNING OF PERIOD      5,726,427       5,762,524
                       ------------    ------------
NET ASSETS - END OF
 PERIOD                $  5,503,017    $  5,726,427
                       ============    ============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                           Putnam
                       -----------------------------------------------------------------------------------------
                                  Vista                     Equity Income               International Growth
                                 Fund B                        Fund B                           Fund
                       --------------------------    --------------------------      --------------------------
                           2005          2004            2005            2004          2005 (d)        2004
                       ------------  ------------    ------------    ------------    ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (10,217) $    (12,944)   $    156,031    $    (62,415)   $    231,356  $     80,864
 Net realized gains
   (losses) from
   security
   transactions              73,065        30,209          64,711          37,250      (1,008,003)     (923,980)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments            (3,213)      108,535         712,596         990,165         251,221     3,478,127
                       ------------  ------------    ------------    ------------    ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              59,635       125,800         933,338         965,000        (525,426)    2,635,011
                       ------------  ------------    ------------    ------------    ------------  ------------
From capital
 transactions:
 Net purchase
   payments                  38,213        74,631       3,507,755       2,749,442         236,432       222,350
 Net investment
   division
   transfers               (285,489)      (55,933)      9,908,371       5,737,192     (18,594,155)   (2,760,836)
 Other net transfers        (39,821)      (18,320)     (1,424,612)       (439,787)       (958,794)   (2,628,502)
                       ------------  ------------    ------------    ------------    ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (287,097)          378      11,991,514       8,046,847     (19,316,517)   (5,166,988)
                       ------------  ------------    ------------    ------------    ------------  ------------
    NET CHANGE IN
     NET ASSETS            (227,462)      126,178      12,924,852       9,011,847     (19,841,943)   (2,531,977)
NET ASSETS -
 BEGINNING OF PERIOD        889,827       763,649      11,601,025       2,589,178      19,841,943    22,373,920
                       ------------  ------------    ------------    ------------    ------------  ------------
NET ASSETS - END OF
 PERIOD                $    662,365  $    889,827    $ 24,525,877    $ 11,601,025    $          -  $ 19,841,943
                       ============  ============    ============    ============    ============  ============

                       ---------------------
                          International Equity
                                 Fund B
                       --------------------------
                         2005 (d)          2004
                       ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    340,522    $     82,279
 Net realized gains
   (losses) from
   security
   transactions           8,095,526       2,782,666
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments        (9,459,367)      2,003,275
                       ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations          (1,023,319)      4,868,220
                       ------------    ------------
From capital
 transactions:
 Net purchase
   payments                  17,497       2,061,023
 Net investment
   division
   transfers            (35,754,796)    (17,316,331)
 Other net transfers       (579,328)     (2,000,116)
                       ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions       (36,316,627)    (17,255,424)
                       ------------    ------------
    NET CHANGE IN
     NET ASSETS         (37,339,946)    (12,387,204)
NET ASSETS -
 BEGINNING OF PERIOD     37,339,946      49,727,150
                       ------------    ------------
NET ASSETS - END OF
 PERIOD                $          -    $ 37,339,946
                       ============    ============

(d) For the period January 1, 2005 to April 29, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                       Putnam
                       --------------------------------------------------------------------------------------
                               New Value                    New Value         International New Opportunities
                                 Fund                        Fund B                     Fund
                       ------------------------     ------------------------  ------------------------------
                                        2004 (g)                  2004 (g)                     2004 (g)
                                      ------------              ------------                  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                      $      9,737              $      2,595                 $     14,535
 Net realized gains
   (losses) from
   security
   transactions                            209,994                    94,869                     (115,242)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                         (211,156)                  (94,396)                      81,952
                                      ------------              ------------                  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                              8,575                     3,068                      (18,755)
                                      ------------              ------------                  ------------
From capital
 transactions:
 Net purchase
   payments                                      -                     2,714                        3,339
 Net investment
   division
   transfers                            (1,683,306)                 (710,961)                  (2,014,108)
 Other net transfers                       (41,975)                  (11,466)                     (43,137)
                                      ------------              ------------                  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                       (1,725,281)                 (719,713)                  (2,053,906)
                                      ------------              ------------                  ------------
    NET CHANGE IN
     NET ASSETS                         (1,716,706)                 (716,645)                  (2,072,661)
NET ASSETS -
 BEGINNING OF PERIOD                     1,716,706                   716,645                    2,072,661
                                      ------------              ------------                  ------------
NET ASSETS - END OF
 PERIOD                               $          -              $          -                 $          -
                                      ============              ============                  ============

                       ----------------------------
                       International New Opportunities
                                Fund B
                       ------------------------------
                                        2004 (g)
                                       ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                      $      1,407
 Net realized gains
   (losses) from
   security
   transactions                             62,013
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                          (65,338)
                                       ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                             (1,918)
                                       ------------
From capital
 transactions:
 Net purchase
   payments                                  2,225
 Net investment
   division
   transfers                              (307,355)
 Other net transfers                        (3,780)
                                       ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                         (308,910)
                                       ------------
    NET CHANGE IN
     NET ASSETS                           (310,828)
NET ASSETS -
 BEGINNING OF PERIOD                       310,828
                                       ------------
NET ASSETS - END OF
 PERIOD                               $          -
                                       ============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                          Templeton
                       -------------------------------------------------------------------------------------------
                            Growth Securities               Growth Securities            Foreign Securities
                                  Fund                           Fund B                         Fund
                       --------------------------      --------------------------    --------------------------
                           2005            2004            2005            2004          2005          2004
                       ------------    ------------    ------------    ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (3,848)   $     (3,272)   $     (4,412)   $     (2,730) $    (12,145) $    (36,532)
 Net realized gains
   (losses) from
   security
   transactions              62,326         (31,651)         39,470          30,423       562,740       218,158
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           130,159         427,844         103,364         242,639       709,690     2,066,245
                       ------------    ------------    ------------    ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             188,637         392,921         138,422         270,332     1,260,285     2,247,871
                       ------------    ------------    ------------    ------------  ------------  ------------
From capital
 transactions:
 Net purchase
   payments                  16,885          15,529             196          10,202       170,092       180,793
 Net investment
   division
   transfers               (320,521)        179,053         (86,854)       (168,621)      346,154     1,115,848
 Other net transfers       (523,738)       (331,818)        (96,024)       (109,952)   (2,226,727)   (2,220,730)
                       ------------    ------------    ------------    ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (827,374)       (137,236)       (182,682)       (268,371)   (1,710,481)     (924,089)
                       ------------    ------------    ------------    ------------  ------------  ------------
    NET CHANGE IN
     NET ASSETS            (638,737)        255,685         (44,260)          1,961      (450,196)    1,323,782
NET ASSETS -
 BEGINNING OF PERIOD      3,058,094       2,802,409       2,031,588       2,029,627    15,157,187    13,833,405
                       ------------    ------------    ------------    ------------  ------------  ------------
NET ASSETS - END OF
 PERIOD                $  2,419,357    $  3,058,094    $  1,987,328    $  2,031,588  $ 14,706,991  $ 15,157,187
                       ============    ============    ============    ============  ============  ============

                       -------------------
                           Foreign Securities
                                 Fund B
                       --------------------------
                           2005          2004
                       ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $   (137,678) $   (103,317)
 Net realized gains
   (losses) from
   security
   transactions             397,028       158,207
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments         3,886,589     5,005,428
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations           4,145,939     5,060,318
                       ------------  ------------
From capital
 transactions:
 Net purchase
   payments               5,679,505     7,739,584
 Net investment
   division
   transfers              4,997,903    15,217,343
 Other net transfers     (1,972,705)     (881,950)
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions         8,704,703    22,074,977
                       ------------  ------------
    NET CHANGE IN
     NET ASSETS          12,850,642    27,135,295
NET ASSETS -
 BEGINNING OF PERIOD     40,437,228    13,301,933
                       ------------  ------------
NET ASSETS - END OF
 PERIOD                $ 53,287,870  $ 40,437,228
                       ============  ============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                                  Templeton
                       -------------------------------------------------------------------------------------------------------
                       Developing Markets Securities   Developing Markets Securities                  Global Income Securities
                                  Fund                           Fund B                                         Fund
                       ----------------------------    ----------------------------                   ------------------------
                           2005            2004            2005            2004                               2004 (g)
                       ------------    ------------    ------------    ------------                   ------------------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $      1,239    $     39,750    $    (69,927)   $     83,822                         $     (5,775)
 Net realized gains
   (losses) from
   security
   transactions           1,038,603         442,815       1,557,317         422,937                              267,870
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           919,555       1,147,052       7,313,822       5,677,415                             (287,913)
                       ------------    ------------    ------------    ------------                         ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations           1,959,397       1,629,617       8,801,212       6,184,174                              (25,818)
                       ------------    ------------    ------------    ------------                         ------------
From capital
 transactions:
 Net purchase
   payments                  94,712          66,300       3,514,291       4,756,452                                    -
 Net investment
   division
   transfers                 94,271        (301,430)     (1,893,900)      1,310,968                           (1,144,319)
 Other net transfers     (1,694,015)       (894,146)     (1,546,626)     (1,128,888)                            (123,624)
                       ------------    ------------    ------------    ------------                         ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (1,505,032)     (1,129,276)         73,765       4,938,532                           (1,267,943)
                       ------------    ------------    ------------    ------------                         ------------
    NET CHANGE IN
     NET ASSETS             454,365         500,341       8,874,977      11,122,706                           (1,293,761)
NET ASSETS -
 BEGINNING OF PERIOD      8,529,866       8,029,525      34,333,100      23,210,394                            1,293,761
                       ------------    ------------    ------------    ------------                         ------------
NET ASSETS - END OF
 PERIOD                $  8,984,231    $  8,529,866    $ 43,208,077    $ 34,333,100                         $          -
                       ============    ============    ============    ============                         ============

                       ----------------------------
                                  Global Income Securities
                                           Fund B
                                  ------------------------
                                          2004 (g)
                                  ------------------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                        $     (1,913)
 Net realized gains
   (losses) from
   security
   transactions                              100,364
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                           (108,700)
                                        ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                              (10,249)
                                        ------------
From capital
 transactions:
 Net purchase
   payments                                        -
 Net investment
   division
   transfers                                (454,554)
 Other net transfers                          (7,488)
                                        ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                           (462,042)
                                        ------------
    NET CHANGE IN
     NET ASSETS                             (472,291)
NET ASSETS -
 BEGINNING OF PERIOD                         472,291
                                        ------------
NET ASSETS - END OF
 PERIOD                                 $          -
                                        ============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                    Templeton
                       ---------------------------------------------------------------------------------------------------
                          Franklin Small-Cap       Franklin Small-Cap    Mutual Shares Securities Mutual Shares Securities
                                 Fund                    Fund B                    Fund                    Fund B
                       -----------------------  -----------------------  -----------------------  ------------------------
                                    2004 (g)                 2004 (g)                 2004 (g)                  2004 (g)
                                  ------------             ------------             ------------              ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                  $    (22,951)            $    (31,985)            $    (50,741)             $   (123,399)
 Net realized gains
   (losses) from
   security
   transactions                       (401,504)                 680,139                1,231,279                 3,011,035
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                      446,555                 (655,847)              (1,032,976)               (2,564,400)
                                  ------------             ------------             ------------              ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                         22,100                   (7,693)                 147,562                   323,236
                                  ------------             ------------             ------------              ------------
From capital
 transactions:
 Net purchase
   payments                              5,867                  742,488                   19,749                 1,072,888
 Net investment
   division
   transfers                        (4,803,016)              (6,504,364)             (10,426,468)              (25,603,949)
 Other net transfers                  (221,894)                 (78,344)                (464,518)                 (343,457)
                                  ------------             ------------             ------------              ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                   (5,019,043)              (5,840,220)             (10,871,237)              (24,874,518)
                                  ------------             ------------             ------------              ------------
    NET CHANGE IN
     NET ASSETS                     (4,996,943)              (5,847,913)             (10,723,675)              (24,551,282)
NET ASSETS -
 BEGINNING OF PERIOD                 4,996,943                5,847,913               10,723,675                24,551,282
                                  ------------             ------------             ------------              ------------
NET ASSETS - END OF
 PERIOD                           $          -             $          -             $          -              $          -
                                  ============             ============             ============              ============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                            Templeton
                       --------------------------------------------------
                       Franklin Large-Cap Growth Franklin Large-Cap Growth
                            Securities Fund          Securities Fund B
                       ------------------------  ------------------------
                                     2004 (g)                  2004 (g)
                                   ------------              ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                   $    (23,220)             $    (27,855)
 Net realized gains
   (losses) from
   security
   transactions                      (1,311,157)                  259,185
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                     1,343,957                  (229,028)
                                   ------------              ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                           9,580                     2,302
                                   ------------              ------------
From capital
 transactions:
 Net purchase
   payments                              21,718                     3,756
 Net investment
   division
   transfers                         (4,818,146)               (6,457,642)
 Other net transfers                   (303,893)                  (58,226)
                                   ------------              ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                    (5,100,321)               (6,512,112)
                                   ------------              ------------
    NET CHANGE IN
     NET ASSETS                      (5,090,741)               (6,509,810)
NET ASSETS -
 BEGINNING OF PERIOD                  5,090,741                 6,509,810
                                   ------------              ------------
NET ASSETS - END OF
 PERIOD                            $          -              $          -
                                   ============              ============

                                              Fidelity
                       ------------------------------------------------------
                                 Growth                      Growth
                                Portfolio                  Portfolio B
                       --------------------------  --------------------------
                           2005          2004          2005          2004
                       ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    (16,418) $    (26,474) $   (748,858) $   (397,859)
 Net realized gains
   (losses) from
   security
   transactions            (245,998)     (179,954)      148,182       142,572
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments           329,766       234,529     3,656,142     2,144,088
                       ------------  ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              67,350        28,101     3,055,466     1,888,801
                       ------------  ------------  ------------  ------------
From capital
 transactions:
 Net purchase
   payments                   3,633        10,715     9,831,862     9,588,061
 Net investment
   division
   transfers               (288,816)      (55,832)   11,510,087    27,918,416
 Other net transfers       (376,087)     (256,729)   (2,634,502)     (974,721)
                       ------------  ------------  ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (661,270)     (301,846)   18,707,447    36,531,756
                       ------------  ------------  ------------  ------------
    NET CHANGE IN
     NET ASSETS            (593,920)     (273,745)   21,762,913    38,420,557
NET ASSETS -
 BEGINNING OF PERIOD      2,195,610     2,469,355    50,560,476    12,139,919
                       ------------  ------------  ------------  ------------
NET ASSETS - END OF
 PERIOD                $  1,601,690  $  2,195,610  $ 72,323,389  $ 50,560,476
                       ============  ============  ============  ============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                                                          Fidelity
                       ---------------------------------------------------------------------------------------------
                          Growth Opportunities               Growth & Income                  Equity Income
                                Portfolio                       Portfolio                       Portfolio
                       --------------------------      --------------------------      --------------------------
                           2005            2004            2005            2004            2005          2004
                       ------------    ------------    ------------    ------------    ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (1,622)   $     (4,039)   $      6,004    $     (9,101)   $     66,777  $     10,947
 Net realized gains
   (losses) from
   security
   transactions             (36,102)        (44,412)        (43,995)        (39,851)         22,714         5,029
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments            64,126          72,280         108,688         127,414         (22,186)      149,761
                       ------------    ------------    ------------    ------------    ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations              26,402          23,829          70,697          78,462          67,305       165,737
                       ------------    ------------    ------------    ------------    ------------  ------------
From capital
 transactions:
 Net purchase
   payments                   6,350             350           5,625           7,080             200         7,434
 Net investment
   division
   transfers                (19,186)        (31,854)       (106,368)       (102,688)         31,893        49,899
 Other net transfers       (122,773)        (70,883)       (609,193)       (249,672)       (333,403)     (384,669)
                       ------------    ------------    ------------    ------------    ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (135,609)       (102,387)       (709,936)       (345,280)       (301,310)     (327,336)
                       ------------    ------------    ------------    ------------    ------------  ------------
    NET CHANGE IN
     NET ASSETS            (109,207)        (78,558)       (639,239)       (266,818)       (234,005)     (161,599)
NET ASSETS -
 BEGINNING OF PERIOD        456,684         535,242       1,933,085       2,199,903       1,747,546     1,909,145
                       ------------    ------------    ------------    ------------    ------------  ------------
NET ASSETS - END OF
 PERIOD                $    347,477    $    456,684    $  1,293,846    $  1,933,085    $  1,513,541  $  1,747,546
                       ============    ============    ============    ============    ============  ============

                       -----------------
                               Contrafund
                                Portfolio
                       --------------------------
                         2005 (d)        2004
                       ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $     (4,458) $    (33,995)
 Net realized gains
   (losses) from
   security
   transactions             257,472           122
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          (362,488)      423,007
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations            (109,474)      389,134
                       ------------  ------------
From capital
 transactions:
 Net purchase
   payments                   1,240         5,280
 Net investment
   division
   transfers             (3,058,650)       76,107
 Other net transfers        (77,828)     (678,291)
                       ------------  ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (3,135,238)     (596,904)
                       ------------  ------------
    NET CHANGE IN
     NET ASSETS          (3,244,712)     (207,770)
NET ASSETS -
 BEGINNING OF PERIOD      3,244,712     3,452,482
                       ------------  ------------
NET ASSETS - END OF
 PERIOD                $          -  $  3,244,712
                       ============  ============

(d) For the period January 1, 2005 to April 29, 2005

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                              Fidelity                                         American Century
                       ------------------------------------------------------  ------------------------------------------------
                              Equity Income                High Income            Income and Growth          International
                               Portfolio B                 Portfolio B                   Fund                     Fund
                       --------------------------  --------------------------  -----------------------  -----------------------
                           2005          2004        2005 (d)        2004                   2004 (g)                 2004 (g)
                       ------------  ------------  ------------  ------------             ------------             ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $    258,806  $      5,907  $     59,063  $     52,992             $    674,902             $        505
 Net realized gains
   (losses) from
   security
   transactions             351,620       221,824          (812)       20,166                7,155,292                   68,265
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments          (324,603)      345,554       (89,057)      (11,431)              (7,391,255)                 (65,734)
                       ------------  ------------  ------------  ------------             ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             285,823       573,285       (30,806)       61,727                  438,939                    3,036
                       ------------  ------------  ------------  ------------             ------------             ------------
From capital
 transactions:
 Net purchase
   payments                 431,296       801,996         5,659       112,316                  256,727                        -
 Net investment
   division
   transfers               (245,521)    1,240,049      (746,117)      (55,858)             (75,082,661)                (672,406)
 Other net transfers       (466,709)     (293,286)      (81,280)      (97,341)              (1,131,260)                  (6,781)
                       ------------  ------------  ------------  ------------             ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions          (280,934)    1,748,759      (821,738)      (40,883)             (75,957,194)                (679,187)
                       ------------  ------------  ------------  ------------             ------------             ------------
    NET CHANGE IN
     NET ASSETS               4,889     2,322,044      (852,544)       20,844              (75,518,255)                (676,151)
NET ASSETS -
 BEGINNING OF PERIOD      7,370,945     5,048,901       852,544       831,700               75,518,255                  676,151
                       ------------  ------------  ------------  ------------             ------------             ------------
NET ASSETS - END OF
 PERIOD                $  7,375,834  $  7,370,945  $          -  $    852,544             $          -             $          -
                       ============  ============  ============  ============             ============             ============

(d) For the period January 1, 2005 to April 29, 2005
(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                           American Century                                                Dreyfus
                       ------------------------       -----------------------------------------------------------
                                 Value                        Stock Index                   Stock Index
                                 Fund                            Fund                         Fund B
                       ------------------------       --------------------------    --------------------------
                                        2004 (g)        2005 (d)          2004        2005 (d)          2004
                                      ------------    ------------    ------------  ------------    ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                      $    198,243    $       (550)   $      3,022  $     (4,491)   $     (4,066)
 Net realized gains
   (losses) from
   security
   transactions                          2,551,824         (43,265)        (71,890)      340,574          50,504
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                       (2,303,445)          9,291         138,503      (458,314)        160,239
                                      ------------    ------------    ------------  ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                            446,622         (34,524)         69,635      (122,231)        206,677
                                      ------------    ------------    ------------  ------------    ------------
From capital
 transactions:
 Net purchase
   payments                                 52,150               -               -             -             390
 Net investment
   division
   transfers                           (16,089,481)       (784,946)        (85,651)   (2,496,593)       (340,175)
 Other net transfers                      (241,452)        (12,717)        (32,143)      (25,941)        (24,005)
                                      ------------    ------------    ------------  ------------    ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                      (16,278,783)       (797,663)       (117,794)   (2,522,534)       (363,790)
                                      ------------    ------------    ------------  ------------    ------------
    NET CHANGE IN
     NET ASSETS                        (15,832,161)       (832,187)        (48,159)   (2,644,765)       (157,113)
NET ASSETS -
 BEGINNING OF PERIOD                    15,832,161         832,187         880,346     2,644,765       2,801,878
                                      ------------    ------------    ------------  ------------    ------------
NET ASSETS - END OF
 PERIOD                               $          -    $          -    $    832,187  $          -    $  2,644,765
                                      ============    ============    ============  ============    ============

                       ---------------------
                           Disciplined Stock
                               Portfolio
                       ------------------------
                                        2004 (g)
                                      ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                      $       (506)
 Net realized gains
   (losses) from
   security
   transactions                            (25,365)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                           23,270
                                      ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                             (2,601)
                                      ------------
From capital
 transactions:
 Net purchase
   payments                                      -
 Net investment
   division
   transfers                              (113,416)
 Other net transfers                          (235)
                                      ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                         (113,651)
                                      ------------
    NET CHANGE IN
     NET ASSETS                           (116,252)
NET ASSETS -
 BEGINNING OF PERIOD                       116,252
                                      ------------
NET ASSETS - END OF
 PERIOD                               $          -
                                      ============

(d) For the period January 1, 2005 to April 29, 2005
(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

                                                         Dreyfus                                           Invesco
                       --------------------------------------------------------------------------  -----------------------
                           Disciplined Stock       Capital Appreciation     Capital Appreciation           Dynamics
                              Portfolio B               Portfolio               Portfolio B                  Fund
                       ------------------------  -----------------------  -----------------------  -----------------------
                                     2004 (g)                 2004 (g)                 2004 (g)                 2004 (g)
                                   ------------             ------------             ------------             ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                   $     (1,356)            $    (22,222)            $    (93,656)            $   (143,744)
 Net realized gains
   (losses) from
   security
   transactions                           3,492                 (434,320)               1,401,721                1,812,574
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                        (7,375)                 476,958               (1,236,158)              (1,350,743)
                                   ------------             ------------             ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                          (5,239)                  20,416                   71,907                  318,087
                                   ------------             ------------             ------------             ------------
From capital
 transactions:
 Net purchase
   payments                                   -                    3,487                   75,826                   99,499
 Net investment
   division
   transfers                           (281,466)              (4,967,878)             (19,342,074)             (29,352,996)
 Other net transfers                     (6,992)                 (70,114)                (340,502)                (460,181)
                                   ------------             ------------             ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                      (288,458)              (5,034,505)             (19,606,750)             (29,713,678)
                                   ------------             ------------             ------------             ------------
    NET CHANGE IN
     NET ASSETS                        (293,697)              (5,014,089)             (19,534,843)             (29,395,591)
NET ASSETS -
 BEGINNING OF PERIOD                    293,697                5,014,089               19,534,843               29,395,591
                                   ------------             ------------             ------------             ------------
NET ASSETS - END OF
 PERIOD                            $          -             $          -             $          -             $          -
                                   ============             ============             ============             ============

(g) For the period January 1, 2004 to April 30, 2004

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                              Invesco                                           PIMCO
                       --------------------  --------------------------------------------------------------------------
                            High Yield              High Yield               Low Duration         StocksPLUS Growth and
                               Fund                  Portfolio                 Portfolio            Income Portfolio
                       --------------------  ------------------------  ------------------------  ----------------------
                                  2004 (g)       2005         2004         2005         2004        2005        2004
                                -----------  -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income                $   365,717  $   392,133  $   229,666  $   165,904  $     1,786  $   11,798  $    3,890
 Net realized gains
   (losses) from
   security
   transactions                    (939,762)      35,062       90,761        6,770       65,147      25,203         (59)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments                   620,775     (119,198)      (1,269)    (226,130)     (21,090)     (6,904)    122,281
                                -----------  -----------  -----------  -----------  -----------  ----------  ----------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations                      46,730      307,997      319,158      (53,456)      45,843      30,097     126,112
                                -----------  -----------  -----------  -----------  -----------  ----------  ----------
From capital
 transactions:
 Net purchase
   payments                             690    2,050,058      629,715      321,501    1,573,921      13,271     167,186
 Net investment
   division
   transfers                     (3,440,279)   5,637,030   (1,245,310)    (937,057)  (2,174,309)   (107,847)    103,137
 Other net transfers                (49,596)    (330,911)    (256,442)    (623,971)    (790,724)    (90,807)    (39,831)
                                -----------  -----------  -----------  -----------  -----------  ----------  ----------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions                (3,489,185)   7,356,177     (872,037)  (1,239,527)  (1,391,112)   (185,383)    230,492
                                -----------  -----------  -----------  -----------  -----------  ----------  ----------
    NET CHANGE IN
     NET ASSETS                  (3,442,455)   7,664,174     (552,879)  (1,292,983)  (1,345,269)   (155,286)    356,604
NET ASSETS -
 BEGINNING OF PERIOD              3,442,455    4,215,670    4,768,549   11,692,980   13,038,249   1,585,771   1,229,167
                                -----------  -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS - END OF
 PERIOD                         $         -  $11,879,844  $ 4,215,670  $10,399,997  $11,692,980  $1,430,485  $1,585,771
                                ===========  ===========  ===========  ===========  ===========  ==========  ==========

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the years ended December 31, 2005 and 2004

                                  PIMCO                                Scudder I                           First American
                       --------------------------  -------------------------------------------------  -----------------------
                              Total Return               International            International            Equity Income
                                Portfolio                  Portfolio               Portfolio B              Portfolio B
                       --------------------------  ------------------------  -----------------------  -----------------------
                           2005          2004                    2004 (g)                 2004 (g)                 2004 (g)
                       ------------  ------------              ------------             ------------             ------------
INCREASE (DECREASE)
 IN NET ASSETS
From operations:
 Net investment
   (loss) income       $  1,038,643  $    632,598              $     20,007             $     45,278             $    (45,470)
 Net realized gains
   (losses) from
   security
   transactions             394,850       248,093                (1,080,227)               1,183,914                  750,768
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments        (1,112,817)      240,987                 1,089,607               (1,103,543)                (704,443)
                       ------------  ------------              ------------             ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     operations             320,676     1,121,678                    29,387                  125,649                      855
                       ------------  ------------              ------------             ------------             ------------
From capital
 transactions:
 Net purchase
   payments                   9,119       332,724                     1,784                   48,958                    7,575
 Net investment
   division
   transfers             (3,680,889)      260,832                (2,445,994)              (9,409,091)             (12,118,606)
 Other net transfers     (2,856,011)   (2,664,856)                  (31,472)                (174,259)              (5,176,642)
                       ------------  ------------              ------------             ------------             ------------
    Net increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions        (6,527,781)   (2,071,300)               (2,475,682)              (9,534,392)             (17,287,673)
                       ------------  ------------              ------------             ------------             ------------
    NET CHANGE IN
     NET ASSETS          (6,207,105)     (949,622)               (2,446,295)              (9,408,743)             (17,286,818)
NET ASSETS -
 BEGINNING OF PERIOD     34,640,594    35,590,216                 2,446,295                9,408,743               17,286,818
                       ------------  ------------              ------------             ------------             ------------
NET ASSETS - END OF
 PERIOD                $ 28,433,489  $ 34,640,594              $          -             $          -             $          -
                       ============  ============              ============             ============             ============

(g) For the period January 1, 2004 to April 30, 2004

See accompanying notes to financial statements.

                                                                    (Concluded)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION:
   MetLife Investors Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by MetLife Investors Insurance Company (MLI) and exists in accordance with the regulations of the Missouri Department of Insurance. MLI is a direct subsidiary of MetLife Inc. The Separate Account is a funding vehicle for variable annuity contracts issued by MLI.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of ten investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940, as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLI.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLI's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLI may conduct.

   The following sub-accounts were available for investment as of December 31, 2005:

                 Met Investors Series Trust (Met Investors):
                  Lord Abbett Growth & Income Portfolio
                  Lord Abbett Growth & Income Portfolio B
                  Lord Abbett Bond Debenture Portfolio
                  Lord Abbett Bond Debenture Portfolio B
                  Lord Abbett Growth Opportunity Portfolio
                  Lord Abbett Growth Opportunity Portfolio B
                  Lord Abbett Mid-Cap Value Portfolio
                  Lord Abbett Mid-Cap Value Portfolio B
                  Lord Abbett America's Value Portfolio B
                  Met/Putnam Capital Opportunities Portfolio
                  Met/Putnam Capital Opportunities Portfolio B
                  Oppenheimer Capital Appreciation Portfolio
                  Oppenheimer Capital Appreciation Portfolio B
                  PIMCO Inflation Protected Bond Portfolio B
                  Janus Aggressive Growth Portfolio
                  Janus Aggressive Growth Portfolio B
                  PIMCO Total Return Bond Portfolio
                  PIMCO Total Return Bond Portfolio B
                  RCM Global Technology Portfolio B
                  T. Rowe Price Mid-Cap Growth Portfolio
                  T. Rowe Price Mid-Cap Growth Portfolio B
                  MFS Research International Portfolio
                  MFS Research International Portfolio B
                  AIM Small-Cap Growth Portfolio
                  AIM Small-Cap Growth Portfolio B
                  Lazard Mid Cap Portfolio B
                  Harris Oakmark International Portfolio B
                  Third Avenue Small-Cap Value Portfolio
                  Third Avenue Small-Cap Value Portfolio B
                  Neuberger Berman Real Estate Portfolio
                  Neuberger Berman Real Estate Portfolio B
                  Turner Mid-Cap Growth Portfolio B
                  Goldman Sachs Mid-Cap Value Portfolio B

             Met Investors Series Trust (Met Investors), continued:
              Defensive Strategy Fund of Fund B
              Moderate Strategy Fund of Fund B
              Balanced Strategy Fund of Fund B
              Growth Strategy Fund of Fund B
              Aggressive Strategy Fund of Fund B
              VanKampen ComStock Portfolio B
              Cyclical Growth ETF Class B
              Cyclical Growth and Income ETF Class B
              Legg Mason Value Equity Class B
             Russell Insurance Funds (Russell):
              Multi-Style Equity Fund
              Aggressive Equity Fund
              Non-U.S. Fund
              Core Bond Fund
              Real Estate Securities Fund
             AIM Variable Insurance Funds, Inc. (AIM):
              Capital Appreciation Fund
              Capital Appreciation Fund B
              International Growth Fund
              International Growth Fund B
             Scudder Variable Series II (Scudder II):
              Small-Cap Growth Portfolio
              Government Securities Portfolio
             MFS Variable Insurance Trust (MFS):
              Investors Trust Series B
             Metropolitan Series, Inc. (MetLife):
              Davis Venture Value Fund A
              Davis Venture Value Fund E
              Harris Oakmark Focused Value B
              Jennison Growth Portfolio
              Jennison Growth Portfolio B
              MFS Investors Trust Series B
              MFS Total Return Series A

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:

                Metropolitan Series, Inc. (MetLife), continued:
                 MFS Total Return Series B
                 Capital Guardian U.S. Equity Series A
                 Capital Guardian U.S. Equity Series B
                 Putnam International Stock Portfolio A
                 Putnam International Stock Portfolio B
                 BlackRock Money Market Portfolio
                 BlackRock Money Market Portfolio B
                 Stock Index Portfolio
                 Stock Index Portfolio B
                 BlackRock Bond Income Class A
                 BlackRock Bond Income Class B
                 BlackRock Strategic Value Class B
                 Franklin Templeton Small-Cap Portfolio B
                 Salomon Brothers Strategic Bond Class A
                 Salomon Brothers Strategic Bond Class B
                 Salomon Brothers U.S. Government Class B
                 T. Rowe Price Small-Cap Class A
                 T. Rowe Price Small-Cap Class B
                 T. Rowe Price Large-Cap Class A
                 T. Rowe Price Large-Cap Class B
                 Oppenheimer Global Equity Class B
                Putnam Variable Trust (Putnam):
                 Growth and Income Fund
                 Growth and Income Fund B

       Putnam Variable Trust (Putnam), continued:
        Vista Fund
        Vista Fund B
        Equity Income Fund B
       Franklin Templeton Variable Insurance Products Trust (Templeton):
        Growth Securities Fund
        Growth Securities Fund B
        Foreign Securities Fund
        Foreign Securities Fund B
        Developing Markets Securities Fund
        Developing Markets Securities Fund B
       Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
        Growth Portfolio
        Growth Portfolio B
        Growth Opportunities Portfolio
        Growth & Income Portfolio
        Equity Income Portfolio
        Equity Income Portfolio B
       PIMCO Variable Insurance Trust (PIMCO):
        High Yield Portfolio
        Low Duration Portfolio
        StocksPLUS Growth and Income Portfolio
        Total Return Portfolio

   The following sub-accounts changed names during the year ended December 31, 2005:

Met Investors - Met/Aim Mid-Cap Core Portfolio B to Lazard Mid-Cap Portfolio B
Met Investors - PIMCO Innovation Portfolio B to RCM Global Technology Portfolio B
MetLife Series - SSR Money Market Portfolio to BlackRock Money Market Portfolio
MetLife Series - SSR Bond Income Class A to BlackRock Bond Income Class A
MetLife Series - SSR Bond Income Class B to BlackRock Bond Income Class B
MetLife Series - SSR Aurora Class B to BlackRock Strategic Value Class B

   The following sub-accounts ceased operations during the years ended December 31, 2005 and December 31, 2004:

Year Ended December 31, 2005:                             Date Ceased Operations
-----------------------------                             ----------------------
   Met Investors PIMCO Money Market Portfolio B               April 29, 2005
   AIM Premier Equity Fund                                    April 29, 2005
   Alliance Bernstein Real Estate Investment Portfolio        April 29, 2005
   Alliance Bernstein Real Estate Investment Portfolio B      April 29, 2005
   Scudder II Dreman Small-Cap Value Portfolio                April 29, 2005
   MFS High Income Series                                     April 29, 2005
   MFS High Income Series B                                   April 29, 2005
   MFS Investors Trust Series                                 April 29, 2005
   MFS New Discovery Series                                   April 29, 2005
   MFS New Discovery Series B                                 April 29, 2005
   MetLife Met/Putnam Voyager Portfolio A                     April 29, 2005
   MetLife Met/Putnam Voyager Portfolio B                     April 29, 2005

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:
   The following sub-accounts ceased operations during the years ended December 31, 2005 and December 31, 2004, continued:

   Year Ended December 31, 2005, continued:           Date Ceased Operations
   ----------------------------------------           ----------------------
      Oppenheimer Capital Appreciation Fund               April 29, 2005
      Putnam International Growth Fund                    April 29, 2005
      Putnam International Equity Fund B                  April 29, 2005
      Fidelity Contrafund Portfolio                       April 29, 2005
      Fidelity High Income Portfolio B                    April 29, 2005
      Dreyfus Stock Index Fund                            April 29, 2005
      Dreyfus Stock Index Fund B                          April 29, 2005

   Year Ended December 31, 2004:
   -----------------------------
      AIM Premier Equity Fund B                           April 30, 2004
      Alliance Premier Growth Portfolio                   April 30, 2004
      Alliance Premier Growth Portfolio B                 April 30, 2004
      Alliance Bernstein Small-Cap Portfolio B            April 30, 2004
      Alliance Bernstein Value Portfolio B                April 30, 2004
      Liberty Newport Tiger Fund, Variable Series         April 30, 2004
      Goldman Sachs Growth and Income Fund                April 30, 2004
      Goldman Sachs International Equity Fund             April 30, 2004
      Scudder II Dreman High Return Equity Portfolio      April 30, 2004
      MFS Bond Series                                     April 30, 2004
      MFS Research Series                                 April 30, 2004
      MFS Research Series B                               April 30, 2004
      MFS Emerging Growth Series                          April 30, 2004
      MFS Emerging Growth Series B                        April 30, 2004
      MFS Strategic Income Series                         April 30, 2004
      MFS Strategic Income Series B                       April 30, 2004
      MetLife MFS Research Managers B                     April 30, 2004
      Oppenheimer Main Street Growth and Income Fund      April 30, 2004
      Oppenheimer High Income Fund                        April 30, 2004
      Oppenheimer Bond Fund                               April 30, 2004
      Oppenheimer Strategic Bond Fund                     April 30, 2004
      Putnam New Value                                    April 30, 2004
      Putnam New Value B                                  April 30, 2004
      Putnam International New Opportunities              April 30, 2004
      Putnam International New Opportunities B            April 30, 2004
      Templeton Global Income Securities Fund             April 30, 2004
      Templeton Global Income Securities Fund B           April 30, 2004
      Franklin Small-Cap Fund                             April 30, 2004
      Franklin Small-Cap Fund B                           April 30, 2004
      Franklin Mutual Shares Securities Fund              April 30, 2004
      Franklin Mutual Shares Securities Fund B            April 30, 2004
      Franklin Large-Cap Growth Securities Fund           April 30, 2004
      Franklin Large-Cap Growth Securities Fund B         April 30, 2004
      American Century Income & Growth Fund               April 30, 2004
      American Century International Fund                 April 30, 2004
      American Century Value Fund                         April 30, 2004

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:
   The following sub-accounts ceased operations during the years ended December 31, 2005 and 2004, continued:

  Year Ended December 31, 2005, continued:              Date Ceased Operations
  ----------------------------------------              ----------------------
     Dreyfus Disciplined Stock Portfolio                   April 30, 2004
     Dreyfus Disciplined Stock Portfolio B                 April 30, 2004
     Dreyfus Capital Appreciation Portfolio                April 30, 2004
     Dreyfus Capital Appreciation Portfolio B              April 30, 2004
     INVESCO Dynamics Fund                                 April 30, 2004
     INVESCO High Yield Fund                               April 30, 2004
     Scudder I International Portfolio                     April 30, 2004
     Scudder I International Portfolio B                   April 30, 2004
     FAIP Equity Income Class B                            April 30, 2004
     Met Investors JP Morgan Quality Bond Portfolio       November 19, 2004
     Met Investors JP Morgan Quality Bond Portfolio B     November 19, 2004
     Met Investors JP Morgan Select Equity Portfolio      November 19, 2004
     Met Investors JP Morgan Select Equity Portfolio B    November 19, 2004
     Met Investors Met Putnam Research Portfolio B        November 19, 2004

   The following sub-accounts began operations during the years ended December 31, 2005 and 2004:

Year Ended December 31, 2005:                                Date Began Operations
-----------------------------                                ---------------------
   Met Investors AIM Small-Cap Growth Portfolio                  May 1, 2005
   Met Investors Third Avenue Small-Cap Value Portfolio          May 1, 2005
   Met Investors Neuberger Berman Real Estate Portfolio          May 1, 2005
   Met Investors VanKampen ComStock Portfolio B                  May 1, 2005
   MetLife Jennison Growth Portfolio                             May 1, 2005
   MetLife BlackRock Money Market Portfolio B                    May 1, 2005
   MetLife Stock Index Portfolio                                 May 1, 2005
   MetLife Salomon Brothers U.S. Government Class B              May 1, 2005
   MetLife Oppnenheimer Global Equity Class B                    May 1, 2005
   Met Investors Cyclical Growth and Income ETF Class B       September 30, 2005
   Met Investors Cyclical Growth ETF Class B                  September 30, 2005
   Met Investors Legg Mason Value Equity Class B               November 7, 2005

Year Ended December 31, 2004:
-----------------------------
   Met Investors Oppenheimer Capital Appreciation Portfolio      May 3, 2004
   Met Investors Janus Aggressive Growth Portfolio               May 3, 2004
   Met Investors PIMCO Total Return Portfolio                    May 3, 2004
   Met Investors T. Rowe Price Mid-Cap Growth Portfolio          May 3, 2004
   Met Investors Neuberger Berman Real Estate Portfolio B        May 3, 2004
   Met Investors Turner Mid-Cap Growth Portfolio B               May 3, 2004
   Met Investors Goldman Sachs Mid-Cap Value Portfolio B         May 3, 2004
   MetLife SSR Bond Income Class A                               May 3, 2004
   MetLife SSR Aurora Class B                                    May 3, 2004
   MetLife Franklin Templeton Small-Cap Portfolio B              May 3, 2004
   MetLife Salomon Brothers Strategic Bond Class A               May 3, 2004
   MetLife Salomon Brothers Strategic Bond Class B               May 3, 2004
   MetLife T. Rowe Price Small-Cap Class A                       May 3, 2004

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:
   The following sub-accounts began operations during the years ended December 31, 2005 and 2004, continued:

   Year Ended December 31, 2004, continued:             Date Began Operations
   ----------------------------------------             ---------------------
      MetLife T. Rowe Price Small-Cap Class B                May 3, 2004
      MetLife T. Rowe Price Large-Cap Class A                May 3, 2004
      MetLife T. Rowe Price Large-Cap Class B                May 3, 2004
      Met Investors Defensive Strategy Fund of Fund B     November 22, 2004
      Met Investors Moderate Strategy Fund of Fund B      November 22, 2004
      Met Investors Balanced Strategy Fund of Fund B      November 22, 2004
      Met Investors Growth Strategy Fund of Fund B        November 22, 2004
      Met Investors Aggressive Strategy Fund of Fund B    November 22, 2004
      MetLife SSR Bond Income Class B                     November 22, 2004

(2) SIGNIFICANT ACCOUNTING POLICIES:

  (A) INVESTMENT VALUATION
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. Realized gains and losses on the sale of portfolio shares owned by the sub-accounts are computed on the basis of the identified cost of the portfolio shares sold. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

  (B) REINVESTMENT OF DISTRIBUTIONS
      Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

  (C) FEDERAL INCOME TAXES
      The operations of the Separate Account are included in the federal income tax return of MLI which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLI believes it will be treated as the owner of the Separate Account assets for federal income tax purposes. MLI does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

  (D) ANNUITY RESERVES
      Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by MLI and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to MLI.

  (E) ESTIMATES
      The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Certain amounts in the prior years' financial statements have been reclassified to conform to the current year presentation.

  (F) RECLASSIFICATIONS
      Certain amounts in the prior year's financial statements have been reclassified to conform to the current year.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(3) SEPARATE ACCOUNT EXPENSES:
   For variable annuity contracts, MLI deducts a daily charge from the net assets of the Separate Account sub-accounts that ranges from an annual rate of 0.75% to an annual rate of 2.35%. This charge varies according to the product specifications. The mortality risks assumed by MLI arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawl charge in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.

(4) CONTRACT FEES:
   For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, MLI deducts a surrender charge from the contract value or payment to the contract owner. The withdrawal charge is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or on a declining scale, depending on the product. For certain annuity contracts, after the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender charge. For certain other contracts, after the first anniversary, the contract owner may withdraw up to 10% of the aggregate purchase payments each contract year, without incurring a surrender fee. During the first contract year, MLI currently does not assess the surrender fee on amounts withdrawn under the systematic withdrawl program. During the year ended December 31, 2005, MLI deducted surrender charges of $2,725,165 from the Separate Account.

   For variable annuity contracts with a sales charge, MLI deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The following table reflects the amount of the sales charge depending on the contract owner's investment at the time of the payment.

                 Owner's                Sales Charge as a % of
                 Investment             Gross Purchase Payment
                 ----------             ----------------------
                 less than $50,000              5.75%
                 $50,000 -  $99,999.99          4.50%
                 $100,000 - $249,999.99         3.50%
                 $250,000 - $499,999.99         2.50%
                 $500,000 - $999,999.99         2.00%
                 $1,000,000 or more             1.00%

   During the accumulation phase, MLI imposes an annual contract maintenance fee of $30 on variable annuity contracts with account values less than $50,000 on the contract anniversary. This fee covers the cost of contract administration for the previous year and is deducted pro rata from the Separate Account sub-accounts (and for some contracts, the fixed account as well) for which account value is allocated. The charge is taken from account value on a full withdrawal or restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, MLI may deduct a transfer fee of $25 per additional transfer or, if less, 2% of the amount transferred, from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the year ended December 31, 2005, MLI deducted contract maintenance and transfer fees of $14,681,732 from the Separate Account.

   Currently, MLI advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. MLI reserves the right to deduct premium taxes when incurred.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS
   The cost of purchases and proceeds from the sale of investments for the year ended December 31, 2005 or as indicated below for each sub-account were as follows:

                                                            Purchases      Sales
                                                           ------------ ------------
Met Investors Lord Abbett Growth & Income Portfolio        $ 27,028,131 $179,672,128
Met Investors Lord Abbett Growth & Income Portfolio B        35,500,981   35,813,534
Met Investors Lord Abbett Bond Debenture Portfolio           12,358,261   28,233,462
Met Investors Lord Abbett Bond Debenture Portfolio B         64,968,796   31,779,531
Met Investors Lord Abbett Growth Opportunity Portfolio        1,531,025    5,958,667
Met Investors Lord Abbett Growth Opportunity Portfolio B      5,941,371    1,779,666
Met Investors Lord Abbett Mid-Cap Value Portfolio             5,283,664   20,459,898
Met Investors Lord Abbett Mid-Cap Value Portfolio B          38,717,998    1,335,455
Met Investors Lord Abbett America's Value Portfolio B        31,571,204      336,452
Met Investors Met/Putnam Capital Opportunities Portfolio A      165,033    9,942,642
Met Investors Met/Putnam Capital Opportunities Portfolio B    1,067,962      249,994
Met Investors Oppenheimer Capital Appreciation Portfolio     24,302,449    7,399,311
Met Investors Oppenheimer Capital Appreciation Portfolio B   10,167,264   36,574,815
Met Investors PIMCO Inflation Protected Bond Portfolio B      6,827,935   32,260,134
(d) Met Investors PIMCO Money Market Portfolio B             24,195,540   53,137,041
Met Investors Janus Aggressive Growth Portfolio                 277,113    8,535,702
Met Investors Janus Aggressive Growth Portfolio B             1,156,616   27,366,185
Met Investors PIMCO Total Return Bond Portfolio               1,784,129   13,531,570
Met Investors PIMCO Total Return Bond Portfolio B            28,587,245   21,702,580
Met Investors RCM Global Technology Portfolio B               1,744,075    5,197,662
Met Investors T. Rowe Price Mid-Cap Growth Portfolio            568,768    4,905,949
Met Investors T. Rowe Price Mid-Cap Growth Portfolio B       15,522,085    9,316,284
Met Investors MFS Research International Portfolio           21,912,360   15,278,870
Met Investors MFS Research International Portfolio B         47,601,567   17,711,596
(c) Met Investors AIM Small-Cap Growth Portfolio              6,335,613    1,487,459
Met Investors AIM Small-Cap Growth Portfolio B               45,554,412   21,991,208
Met Investors Lazard Mid-Cap Portfolio B                      4,855,170    8,578,682
Met Investors Harris Oakmark International Portfolio B       20,000,752   28,668,490
(c) Met Investors Third Avenue Small-Cap Value Portfolio      3,765,039      708,226
Met Investors Third Avenue Small-Cap Value Portfolio B       12,153,171   21,025,335
(c) Met Investors Neuberger Berman Real Estate Portfolio     12,851,871    2,607,872
Met Investors Neuberger Berman Real Estate Portfolio B       44,898,621   11,267,329
Met Investors Turner Mid-Cap Growth Portfolio B               1,417,249    5,813,024
Met Investors Goldman Sachs Mid-Cap Value Portfolio B        15,224,532    8,012,328
Met Investors Defensive Strategy Fund of Fund B              57,670,160   14,179,459
Met Investors Moderate Strategy Fund of Fund B              114,582,541    5,396,462
Met Investors Balanced Strategy Fund of Fund B              304,467,923   13,990,432
Met Investors Growth Strategy Fund of Fund B                290,789,103    3,140,542
Met Investors Aggressive Strategy Fund of Fund B             62,412,149   11,491,349

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(5) PURCHASES AND SALES OF INVESTMENTS, CONTINUED

                                                           Purchases     Sales
                                                          ----------- -----------
(c) Met Investors VanKampen ComStock Portfolio B          $37,254,903 $   204,507
(b) Met Investors Cyclical Growth ETF Class B               8,265,321      36,901
(b) Met Investors Cyclical Growth and Income ETF Class B    4,118,140       6,360
(a) Met Investors Legg Mason Value Equity Class B             338,384          20
Russell Multi-Style Equity Fund                               666,361  12,197,671
Russell Aggressive Equity Fund                                755,679   2,556,166
Russell Non-U.S. Fund                                         413,263   5,082,982
Russell Core Bond Fund                                      1,397,624   5,248,772
Russell Real Estate Securities Fund                           515,934   1,201,559
(d) AIM Premier Equity Fund                                     1,388   1,393,983
AIM Capital Appreciation Fund                                 571,383   7,076,083
AIM Capital Appreciation Fund B                               104,347      45,294
AIM International Growth Fund                               1,321,427   1,341,190
AIM International Growth Fund B                             6,064,010     720,152
(d) Alliance Bernstein Real Estate Investment Portfolio       215,355  14,122,330
(d) Alliance Bernstein Real Estate Investment Portfolio B     484,096  43,194,145
Scudder II Small-Cap Growth Portfolio                         179,333     595,890
(d) Scudder II Dreman Small-Cap Value Portfolio               420,509   4,038,088
Scudder II Government Securities Portfolio                    189,403     631,585
(d) MFS High Income Series                                    717,846   8,196,661
(d) MFS High Income Series B                                4,419,529  45,024,969
(d) MFS Investors Trust Series                                432,372  18,598,192
MFS Investors Trust Series B                                  289,802   2,736,022
(d) MFS New Discovery Series                                  233,347   6,631,005
(d) MFS New Discovery Series B                                731,425  45,735,858
MetLife Davis Venture Value Fund A                          2,013,375     508,338
MetLife Davis Venture Value Fund E                         35,568,518  29,430,805
MetLife Harris Oakmark Focused Value B                      5,265,279  22,494,842
(c) MetLife Jennison Growth Portfolio                         324,865      44,264
MetLife Jennison Growth Portfolio B                        12,485,741  16,064,688
MetLife MFS Investors Trust Series B                          364,819   6,037,741
MetLife MFS Total Return Series A                           1,669,816   1,314,627
MetLife MFS Total Return Series B                          24,764,037   1,071,623
MetLife Capital Guardian U.S. Equity Series A                 127,980  23,211,630
MetLife Capital Guardian U.S. Equity Series B              17,676,834   2,966,063
(d) MetLife Met/Putnam Voyager Portfolio A                      6,852     320,828
(d) MetLife Met/Putnam Voyager Portfolio B                  1,856,201   6,732,253
MetLife Putnam International Stock Class A                     39,170     141,401
MetLife Putnam International Stock Class B                    849,374   2,197,259
(c) MetLife BlackRock Money Market Portfolio                9,286,272  15,148,142
MetLife BlackRock Money Market Portfolio B                 86,526,484  43,399,719

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(5) PURCHASES AND SALES OF INVESTMENTS, CONTINUED

                                                       Purchases        Sales
                                                     -------------- --------------
(c) MetLife Stock Index Portfolio                    $      709,481 $      126,273
MetLife Stock Index Portfolio B                           7,529,298      7,436,692
MetLife BlackRock Bond Income Class A                     2,240,430      2,059,527
MetLife BlackRock Bond Income Class B                    20,730,938        336,007
MetLife BlackRock Strategic Value Class B                 1,025,316      1,742,544
MetLife Franklin Templeton Small-Cap Portfolio B         16,410,831        577,765
MetLife Salomon Brothers Strategic Bond Class A             576,878        562,021
MetLife Salomon Brothers Strategic Bond Class B           1,128,803      1,040,547
(c) MetLife Salomon Brothers U.S. Government Class B         82,919         15,058
MetLife T. Rowe Price Small-Cap Class A                   1,055,643      1,529,880
MetLife T. Rowe Price Small-Cap Class B                     556,237      1,064,183
MetLife T. Rowe Price Large-Cap Class A                   1,079,287      3,646,247
MetLife T. Rowe Price Large-Cap Class B                  12,999,489        386,917
(c) MetLife Oppenheimer Global Equity Class B             5,042,132         42,349
(d) Oppenheimer Capital Appreciation Fund                   289,476      7,499,313
Putnam Growth & Income Fund                                 784,359      4,189,037
Putnam Growth & Income Fund B                             1,764,308        430,296
Putnam Vista Fund                                           488,587      1,340,585
Putnam Vista Fund B                                          56,803        354,246
(d) Putnam International Growth Fund                        521,122     19,606,280
(d) Putnam International Equity Fund B                      519,116     36,495,222
Putnam Equity Income Fund B                              12,504,320        357,024
Templeton Growth Securities Fund                            156,555        987,826
Templeton Growth Securities Fund B                           32,255        219,497
Templeton Foreign Securities Fund                         1,143,348      2,866,011
Templeton Foreign Securities Fund B                      10,048,338      1,481,414
Templeton Developing Markets Securities Fund              1,030,140      2,533,836
Templeton Developing Markets Securities Fund B            3,326,854      3,323,035
Fidelity Growth Portfolio                                    33,956        711,649
Fidelity Growth Portfolio B                              19,292,117      1,333,586
(d) Fidelity Contrafund Portfolio                           258,944      3,398,640
Fidelity Growth Opportunities Portfolio                      11,665        148,904
Fidelity Growth & Income Portfolio                          180,776        884,712
Fidelity Equity-Income Portfolio                            264,443        498,977
Fidelity Equity-Income Portfolio B                        1,819,143      1,841,407
(d) Fidelity High Income Portfolio B                        143,205        906,002
(d) Dreyfus Stock Index Fund                                  3,592        801,804
(d) Dreyfus Stock Index Fund B                                8,653      2,535,690
PIMCO High Yield Portfolio                                8,246,216        498,071
PIMCO Low Duration Portfolio                              1,765,715      2,839,395
PIMCO StocksPLUS Growth Portfolio                            95,659        269,430
PIMCO Total Return Portfolio                              2,178,581      7,667,595
                                                     -------------- --------------
                                                     $1,812,822,604 $1,251,123,427
                                                     ============== ==============

(a) For the Period December 19, 2005 to December 31, 2005
(b) For the Period September 30, 2005 to December 31, 2005
(c) For the Period May 2, 2005 to December 31, 2005
(d) For the Period January 1, 2005 to April 29, 2005

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING

                                                                        Met Investors
                                  -----------------------------------------------------------------------------------------
                                  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett
                                   Growth &     Growth &       Bond         Bond        Growth       Growth       Mid-Cap
                                    Income       Income      Debenture    Debenture   Opportunity  Opportunity     Value
                                   Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005  15,240,917   10,793,356    6,067,668   12,934,722    1,907,086    3,632,929    3,911,394
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                       202,612    1,755,233      565,945    4,899,078       63,419      627,465      215,458
   Units Redeemed                  (3,702,548)  (1,961,974)  (1,662,420)  (3,278,854)    (619,870)    (418,182)    (946,545)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004  18,740,853   11,000,097    7,164,143   11,314,498    2,463,537    3,423,646    4,642,481
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                     3,700,858    5,194,221      511,940    6,478,550      255,793      909,049    1,148,295
   Units Redeemed                  (3,731,453)  (3,557,132)  (1,744,177)  (6,906,430)    (664,044)    (393,224)    (861,415)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004    18,771,448    9,363,008    8,396,380   11,742,378    2,871,788    2,907,821    4,355,601
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  ---------------------------------------------------------------------------------------------
                                  Lord Abbett  Lord Abbett   Met/Putnam    Met/Putnam   Oppenheimer  Oppenheimer      PIMCO
                                    Mid-Cap     America's      Capital       Capital      Capital      Capital      Inflation
                                     Value        Value     Opportunities Opportunities Appreciation Appreciation Protected Bond
                                  Portfolio B  Portfolio B    Portfolio    Portfolio B   Portfolio   Portfolio B   Portfolio B
                                  -----------  -----------  ------------- ------------- ------------ ------------ --------------
Unit Balance at December 31, 2005   8,223,125    4,568,630     1,939,146       272,999    3,198,574   12,966,915     6,511,274
                                  ===========  ===========   ===========   ===========  ===========  ===========   ===========
   Units Issued                     1,958,850    2,706,934        24,350        77,781    2,535,292    2,485,632     1,430,837
   Units Redeemed                    (661,120)    (455,210)     (587,792)      (22,976)    (756,478)  (5,665,286)   (3,612,102)
                                  -----------  -----------   -----------   -----------  -----------  -----------   -----------
Unit Balance at December 31, 2004   6,925,395    2,316,906     2,502,588       218,194    1,419,760   16,146,569     8,692,539
                                  ===========  ===========   ===========   ===========  ===========  ===========   ===========
   Units Issued                     2,601,701    2,043,232        41,766        74,544    1,705,101   13,164,246     8,087,665
   Units Redeemed                    (404,480)    (174,742)     (664,522)      (39,167)    (285,341) (12,398,426)   (7,101,316)
                                  -----------  -----------   -----------   -----------  -----------  -----------   -----------
Unit Balance at January 1, 2004     4,728,174      448,416     3,125,344       182,817            -   15,380,749     7,706,190
                                  ===========  ===========   ===========   ===========  ===========  ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  ------------------------------------------------------------------------------------------
                                                  Janus        Janus        PIMCO        PIMCO         RCM      T. Rowe Price
                                     PIMCO      Aggressive  Aggressive   Total Return Total Return   Global        Mid-Cap
                                  Money Market    Growth      Growth         Bond         Bond     Technology      Growth
                                  Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B  Portfolio B    Portfolio
                                  ------------ -----------  -----------  ------------ ------------ -----------  -------------
Unit Balance at December 31, 2005           -    2,310,326   13,647,899    4,604,418   23,284,234    2,539,048     2,760,060
                                  ===========  ===========  ===========  ===========  ===========  ===========   ===========
   Units Issued                     3,107,157       47,837      779,396      298,646    5,137,430      618,001        54,288
   Units Redeemed                  (6,044,499)    (832,849)  (4,286,201)  (1,216,089)  (4,419,267)  (1,436,310)     (669,774)
                                  -----------  -----------  -----------  -----------  -----------  -----------   -----------
Unit Balance at December 31, 2004   2,937,342    3,095,338   17,154,704    5,521,861   22,566,071    3,357,357     3,375,546
                                  ===========  ===========  ===========  ===========  ===========  ===========   ===========
   Units Issued                     9,583,952    3,915,440   19,913,681    5,750,018   14,220,931    4,459,318     4,486,547
   Units Redeemed                 (10,599,399)    (820,102) (11,180,280)    (228,157)  (8,044,404)  (2,869,860)   (1,111,001)
                                  -----------  -----------  -----------  -----------  -----------  -----------   -----------
Unit Balance at January 1, 2004     3,952,789            -    8,421,303            -   16,389,544    1,767,899             -
                                  ===========  ===========  ===========  ===========  ===========  ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  ---------------------------------------------------------------------------------------------
                                  T. Rowe Price      MFS           MFS          AIM          AIM                      Harris
                                     Mid-Cap      Research      Research     Small-Cap    Small-Cap     Lazard        Oakmark
                                     Growth     International International   Growth       Growth       Mid-Cap    International
                                   Portfolio B    Portfolio    Portfolio B   Portfolio   Portfolio B  Portfolio B   Portfolio B
                                  ------------- ------------- ------------- -----------  -----------  -----------  -------------
Unit Balance at December 31, 2005   12,443,446     3,983,017    11,524,006      762,909    6,787,906    2,227,684     6,295,353
                                   ===========   ===========   ===========  ===========  ===========  ===========   ===========
   Units Issued                      3,533,405     1,282,939     5,162,694      970,280    4,269,076      316,790     2,133,841
   Units Redeemed                   (2,792,669)     (965,508)   (2,861,780)    (207,371)  (2,149,163)    (812,008)   (2,793,295)
                                   -----------   -----------   -----------  -----------  -----------  -----------   -----------
Unit Balance at December 31, 2004   11,702,710     3,665,586     9,223,092            -    4,667,993    2,722,902     6,954,807
                                   ===========   ===========   ===========  ===========  ===========  ===========   ===========
   Units Issued                      8,163,630       725,149     9,549,868                 4,584,339    1,862,380     7,069,250
   Units Redeemed                   (7,889,134)     (792,207)   (4,230,175)               (3,750,058)  (2,875,564)   (6,192,101)
                                   -----------   -----------   -----------               -----------  -----------   -----------
Unit Balance at January 1, 2004     11,428,214     3,732,644     3,903,399                 3,833,712    3,736,086     6,077,658
                                   ===========   ===========   ===========               ===========  ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  ------------------------------------------------------------------------------------------
                                  Third Avenue Third Avenue  Neuberger    Neuberger     Turner     Goldman Sachs  Defensive
                                   Small-Cap    Small-Cap     Berman       Berman       Mid-Cap       Mid-Cap     Strategy
                                     Value        Value     Real Estate  Real Estate    Growth         Value       Fund of
                                   Portfolio   Portfolio B   Portfolio   Portfolio B  Portfolio B   Portfolio B    Fund B
                                  ------------ ------------ -----------  -----------  -----------  ------------- -----------
Unit Balance at December 31, 2005     208,309    5,711,948      577,966    4,290,480    1,029,884     2,181,767    6,322,085
                                  ===========  ===========  ===========  ===========  ===========   ===========  ===========
 Units Issued                         249,883    1,609,931      711,925    3,927,618      176,946     1,446,820    6,176,030
 Units Redeemed                       (41,574)  (2,194,241)    (133,959)  (1,189,541)    (604,979)   (1,015,408)  (1,791,134)
                                  -----------  -----------  -----------  -----------  -----------   -----------  -----------
Unit Balance at December 31, 2004           -    6,296,258            -    1,552,403    1,457,917     1,750,355    1,937,189
                                  ===========  ===========  ===========  ===========  ===========   ===========  ===========
 Units Issued                                    4,571,050                 3,085,017    3,028,788     3,286,008    1,970,481
 Units Redeemed                                 (4,504,111)               (1,532,614)  (1,570,871)   (1,535,653)     (33,292)
                                               -----------               -----------  -----------   -----------  -----------
Unit Balance at January 1, 2004                  6,229,319                         -            -             -            -
                                               ===========               ===========  ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                        Met Investors
                                  -----------------------------------------------------------------------------------------
                                    Moderate     Balanced      Growth     Aggressive                 Cyclical     Cyclical
                                    Strategy     Strategy     Strategy     Strategy    VanKampen      Growth     Growth and
                                    Fund of      Fund of      Fund of      Fund of     ComStock        ETF       Income ETF
                                     Fund B       Fund B       Fund B       Fund B    Portfolio B    Class B      Class B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005  21,366,533   59,266,853   58,883,485   12,099,254    3,599,394      820,546      405,183
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                    12,583,988   33,564,036   31,349,216    6,684,656    3,775,162      825,398      409,825
   Units Redeemed                  (1,853,469)  (5,334,219)  (4,211,986)  (1,837,080)    (175,768)      (4,852)      (4,642)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004  10,636,014   31,037,036   31,746,255    7,251,678            -            -            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                    10,690,671   31,220,478   31,922,578    7,417,900
   Units Redeemed                     (54,657)    (183,442)    (176,323)    (166,222)
                                  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004             -            -            -            -
                                  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                 Met Investors                                   Russell
                                  ---------------------------------------------------------------------------  -----------
                                  Legg Mason   JP Morgan    JP Morgan    JP Morgan
                                    Value       Quality      Quality      Select      JP Morgan   Met/Putnam   Multi-Style
                                    Equity       Bond         Bond        Equity       Equity      Research      Equity
                                   Class B     Portfolio   Portfolio B   Portfolio   Portfolio B  Portfolio B     Fund
                                  ----------- -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005      31,606                                                                    2,495,854
                                  ===========                                                                  ===========
   Units Issued                        31,606                                                                       49,868
   Units Redeemed                           -                                                                   (1,056,662)
                                  -----------                                                                  -----------
Unit Balance at December 31, 2004           -           -            -            -            -            -    3,502,648
                                  =========== ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                                   164,281    1,399,375       44,756       91,393    1,114,881      144,230
   Units Redeemed                              (5,266,017)  (4,911,047)  (7,366,054)    (682,300)  (3,581,866)    (848,830)
                                              -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004                 5,101,736    3,511,672    7,321,298      590,907    2,466,985    4,207,248
                                              ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                        Russell                                         AIM
                                  --------------------------------------------------  --------------------------------------
                                                                         Real Estate    Capital      Capital    International
                                  Aggressive     Non-U.S.    Core Bond   Securities   Appreciation Appreciation    Growth
                                  Equity Fund      Fund        Fund         Fund          Fund        Fund B        Fund
                                  -----------  -----------  -----------  -----------  ------------ ------------ -------------
Unit Balance at December 31, 2005     502,797      901,452    1,392,616      125,482    2,126,812       77,227       473,274
                                  ===========  ===========  ===========  ===========  ===========  ===========   ===========
   Units Issued                        12,047       30,269       61,356        8,969       85,643        7,943       129,881
   Units Redeemed                    (200,499)    (390,525)    (388,606)     (50,840)    (657,423)      (3,208)     (126,406)
                                  -----------  -----------  -----------  -----------  -----------  -----------   -----------
Unit Balance at December 31, 2004     691,249    1,261,708    1,719,866      167,353    2,698,592       72,492       469,799
                                  ===========  ===========  ===========  ===========  ===========  ===========   ===========
   Units Issued                        23,852       27,468      105,293       23,170      110,657       31,593        47,955
   Units Redeemed                    (187,657)    (383,559)    (518,779)     (53,456)    (669,733)     (42,766)     (121,493)
                                  -----------  -----------  -----------  -----------  -----------  -----------   -----------
Unit Balance at January 1, 2004       855,054    1,617,799    2,133,352      197,639    3,257,668       83,665       543,337
                                  ===========  ===========  ===========  ===========  ===========  ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                    AIM                                         Alliance
                                  ---------------------------------------  --------------------------------------------------
                                                                            Bernstein    Bernstein
                                  International                            Real Estate  Real Estate    Premier      Premier
                                     Growth       Premier       Premier    Investment   Investment     Growth       Growth
                                     Fund B     Equity Fund  Equity Fund B  Portfolio   Portfolio B   Portfolio   Portfolio B
                                  ------------- -----------  ------------- -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005      421,253            -                          -            -
                                   ===========  ===========                ===========  ===========
   Units Issued                        459,979          241                     17,504       86,598
   Units Redeemed                      (80,820)    (135,190)                  (780,064)  (2,443,482)
                                   -----------  -----------                -----------  -----------
Unit Balance at December 31, 2004       42,094      134,949             -      762,560    2,356,884            -            -
                                   ===========  ===========   ===========  ===========  ===========  ===========  ===========
   Units Issued                         18,929      220,650        16,622       68,361      579,260       91,411    1,208,797
   Units Redeemed                       (3,311)  (5,331,393)     (155,674)    (242,493)    (677,772)  (3,508,711)  (8,471,944)
                                   -----------  -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004         26,476    5,245,692       139,052      936,692    2,455,396    3,417,300    7,263,147
                                   ===========  ===========   ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                          Alliance            Liberty          Goldman Sachs               Scudder II
                                  ------------------------  -----------  -------------------------  ------------------------
                                                              Newport                                              Dreman
                                   Bernstein    Bernstein   Tiger Fund,   Growth and  International  Small-Cap    Small-Cap
                                   Small-Cap      Value      Variable       Income       Equity       Growth        Value
                                  Portfolio B  Portfolio B    Series         Fund         Fund       Portfolio    Portfolio
                                  -----------  -----------  -----------  -----------  ------------- -----------  -----------
Unit Balance at December 31, 2005                                                                       168,675            -
                                                                                                    ===========  ===========
   Units Issued                                                                                          20,866        2,637
   Units Redeemed                                                                                       (64,877)    (265,281)
                                                                                                    -----------  -----------
Unit Balance at December 31, 2004           -            -            -            -             -      212,686      262,644
                                  ===========  ===========  ===========  ===========   ===========  ===========  ===========
   Units Issued                         8,790        5,024           16          183         1,291        5,189        5,141
   Units Redeemed                    (159,932)    (112,600)     (54,159)    (485,682)     (196,200)     (48,769)    (168,293)
                                  -----------  -----------  -----------  -----------   -----------  -----------  -----------
Unit Balance at January 1, 2004       151,142      107,576       54,143      485,499       194,909      256,266      425,796
                                  ===========  ===========  ===========  ===========   ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                         Scudder II                                       MFS
                                  ------------------------  ---------------------------------------------------------------
                                                 Dreman
                                   Government  High Return      High         High                   Investors       New
                                   Securities    Equity        Income       Income     Investors      Trust      Discovery
                                   Portfolio    Portfolio      Series      Series B   Trust Series  Series B      Series
                                  -----------  -----------  -----------  -----------  ------------ -----------  -----------
Unit Balance at December 31, 2005     128,534                         -            -            -    1,147,380            -
                                  ===========               ===========  ===========  ===========  ===========  ===========
   Units Issued                         8,262                    25,573      205,477       40,383       36,275       43,072
   Units Redeemed                     (46,283)                 (702,005)  (3,902,120)  (1,815,614)    (255,087)  (1,025,588)
                                  -----------               -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004     166,555            -      676,432    3,696,643    1,775,231    1,366,192      982,516
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                        18,021        1,317       99,641    1,049,091      124,676       92,235      232,322
   Units Redeemed                     (79,837)     (20,284)    (286,734)    (584,370)    (548,008)    (605,467)    (286,512)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004       228,371       18,967      863,525    3,231,922    2,198,563    1,879,424    1,036,706
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                             MFS
                                  -----------------------------------------------------------------------------------------
                                      New                                                 Emerging     Emerging    Strategic
                                   Discovery       Bond       Research       Research      Growth       Growth      Income
                                   Series B       Series       Series        Series B      Series      Series B     Series
                                  -----------  -----------  -----------    -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005           -
                                  ===========
   Units Issued                       191,583
   Units Redeemed                  (6,932,567)
                                  -----------
Unit Balance at December 31, 2004   6,740,984            -            -              -            -            -            -
                                  ===========  ===========  ===========    ===========  ===========  ===========  ===========
   Units Issued                     1,924,229        1,158       19,599          1,172       28,290       27,961        4,064
   Units Redeemed                    (652,193)     (75,822)  (1,069,417)      (144,583)  (1,196,990)    (130,238)    (140,519)
                                  -----------  -----------  -----------    -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004     5,468,948       74,664    1,049,818        143,411    1,168,700      102,277      136,455
                                  ===========  ===========  ===========    ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                      MFS                                          MetLife
                                  -----------  ------------------------------------------------------------------------------
                                                                           Harris
                                   Strategic      Davis        Davis       Oakmark     Jennison     Jennison         MFS
                                    Income       Venture      Venture      Focused      Growth       Growth       Investors
                                   Series B    Value Fund A Value Fund E   Value B     Portfolio   Portfolio B  Trust Series B
                                  -----------  ------------ ------------ -----------  -----------  -----------  --------------
Unit Balance at December 31, 2005                  144,107   22,921,528    5,521,791       68,816    7,741,343     3,433,883
                                               ===========  ===========  ===========  ===========  ===========   ===========
   Units Issued                                     71,334    5,471,685      876,905       77,701    2,570,669       122,921
   Units Redeemed                                  (23,585)  (5,284,470)  (1,993,743)      (8,885)  (2,456,103)     (597,169)
                                               -----------  -----------  -----------  -----------  -----------   -----------
Unit Balance at December 31, 2004           -       96,358   22,734,313    6,638,629            -    7,626,777     3,908,131
                                  ===========  ===========  ===========  ===========  ===========  ===========   ===========
   Units Issued                        79,765       70,066   16,969,636    4,313,729                 6,369,929     1,177,203
   Units Redeemed                    (534,630)     (36,055)  (9,623,317)  (5,648,393)               (4,951,404)   (1,715,449)
                                  -----------  -----------  -----------  -----------               -----------   -----------
Unit Balance at January 1, 2004       454,865       62,347   15,387,994    7,973,293                 6,208,252     4,446,377
                                  ===========  ===========  ===========  ===========               ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                            MetLife
                                  -------------------------------------------------------------------------------------------
                                                              Capital      Capital       Putnam        Putnam      BlackRock
                                   MFS Total    MFS Total    Guardian     Guardian    International International    Money
                                    Return       Return     U.S. Equity  U.S. Equity      Stock         Stock       Market
                                   Series A     Series B     Series A     Series B      Portfolio    Portfolio B   Portfolio
                                  -----------  -----------  -----------  -----------  ------------- ------------- -----------
Unit Balance at December 31, 2005     117,288    3,173,444    7,110,112    6,924,578        39,486       797,911    1,455,575
                                  ===========  ===========  ===========  ===========   ===========   ===========  ===========
   Units Issued                        44,812    1,030,684      116,462    2,285,291         3,700        76,461    1,200,255
   Units Redeemed                     (38,096)    (394,557)  (2,038,041)    (921,404)      (14,085)     (158,694)  (1,812,930)
                                  -----------  -----------  -----------  -----------   -----------   -----------  -----------
Unit Balance at December 31, 2004     110,572    2,537,317    9,031,691    5,560,691        49,871       880,144    2,068,250
                                  ===========  ===========  ===========  ===========   ===========   ===========  ===========
   Units Issued                        68,954    1,314,653    9,100,340    3,612,864        24,922       240,430    2,727,704
   Units Redeemed                     (22,668)    (358,087)    (308,492)    (606,952)       (9,221)     (400,082)  (2,879,384)
                                  -----------  -----------  -----------  -----------   -----------   -----------  -----------
Unit Balance at January 1, 2004        64,286    1,580,751      239,843    2,554,779        34,170     1,039,796    2,219,930
                                  ===========  ===========  ===========  ===========   ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           MetLife
                                  -----------------------------------------------------------------------------------------
                                   BlackRock                                                        BlackRock    Franklin
                                     Money        Stock        Stock      BlackRock    BlackRock    Strategic    Templeton
                                    Market        Index        Index     Bond Income  Bond Income     Value      Small-Cap
                                  Portfolio B   Portfolio   Portfolio B    Class A      Class B      Class B    Portfolio B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005   4,335,281       73,926    3,085,841      204,201      496,720      222,081    1,835,415
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                    10,607,165       87,902      868,510       44,172      485,412       58,590    1,838,685
   Units Redeemed                  (6,271,884)     (13,976)    (840,886)     (48,587)     (33,194)    (113,434)    (177,037)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -            -    3,058,217      208,616       44,502      276,925      173,767
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                                               1,438,814      272,144       45,062      288,600      205,202
   Units Redeemed                                              (704,675)     (63,528)        (560)     (11,675)     (31,435)
                                                            -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004                               2,324,078            -            -            -            -
                                                            ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                               MetLife
                                  ------------------------------------------------------------------------------------
                                     Salomon        Salomon         Salomon       T. Rowe      T. Rowe      T. Rowe
                                     Brothers       Brothers       Brothers        Price        Price        Price
                                  Strategic Bond Strategic Bond U.S. Government  Small-Cap    Small-Cap    Large-Cap
                                     Class A        Class B         Class B       Class A      Class B      Class A
                                  -------------- -------------- --------------- -----------  -----------  -----------
Unit Balance at December 31, 2005       67,853        261,373           4,435       336,416      515,246    1,166,587
                                   ===========    ===========     ===========   ===========  ===========  ===========
   Units Issued                         25,998         55,005           6,454        96,471       58,976      141,326
   Units Redeemed                      (27,741)       (59,245)         (2,019)     (127,017)     (88,935)    (340,856)
                                   -----------    -----------     -----------   -----------  -----------  -----------
Unit Balance at December 31, 2004       69,596        265,613               -       366,962      545,205    1,366,117
                                   ===========    ===========     ===========   ===========  ===========  ===========
   Units Issued                         98,464        376,594                       433,506      648,055    1,572,782
   Units Redeemed                      (28,868)      (110,981)                      (66,544)    (102,850)    (206,665)
                                   -----------    -----------                   -----------  -----------  -----------
Unit Balance at January 1, 2004              -              -                             -            -            -
                                   ===========    ===========                   ===========  ===========  ===========

                                  ------------
                                    T. Rowe
                                     Price
                                   Large-Cap
                                    Class B
                                  -----------
Unit Balance at December 31, 2005   3,489,031
                                  ===========
   Units Issued                     1,344,852
   Units Redeemed                    (252,772)
                                  -----------
Unit Balance at December 31, 2004   2,396,951
                                  ===========
   Units Issued                     2,524,936
   Units Redeemed                    (127,985)
                                  -----------
Unit Balance at January 1, 2004             -
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                        MetLife                                    Oppenheimer
                                  --------------------------------------------------  -------------------------------------
                                  Oppenheimer                                                      Main Street
                                    Global      Met/Putnam  Met/Putnam       MFS        Capital     Growth &        High
                                    Equity       Voyager      Voyager      Research   Appreciation   Income        Income
                                    Class B     Portfolio   Portfolio B   Managers B      Fund        Fund          Fund
                                  -----------  -----------  -----------  -----------  ------------ -----------  -----------
Unit Balance at December 31, 2005     305,962            -            -                         -
                                  ===========  ===========  ===========               ===========
   Units Issued                       317,086        1,603      387,264                    17,415
   Units Redeemed                     (11,124)     (77,131)  (1,129,398)                 (552,880)
                                  -----------  -----------  -----------               -----------
Unit Balance at December 31, 2004           -       75,528      742,134            -      535,465            -            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                                     14,249      707,085        6,459       71,254       21,118        7,490
   Units Redeemed                                  (25,130)     (91,251)     (17,266)    (220,929)    (976,230)    (283,272)
                                               -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004                     86,409      126,300       10,807      685,140      955,112      275,782
                                               ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                         Oppenheimer                                     Putnam
                                  ------------------------  ---------------------------------------------------------------
                                                Strategic     Growth &     Growth &                                Equity
                                      Bond        Bond         Income       Income       Vista        Vista        Income
                                      Fund        Fund          Fund        Fund B       Fund         Fund B       Fund B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005                             1,309,215      289,090      424,017       51,434    1,760,798
                                                            ===========  ===========  ===========  ===========  ===========
   Units Issued                                                  58,329       75,115       51,400        4,965    1,067,071
   Units Redeemed                                              (337,150)     (40,872)    (116,804)     (30,314)    (176,231)
                                                            -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -            -    1,588,036      254,847      489,421       76,783      869,958
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                        53,566       10,247       95,619      109,393       26,872       30,189      754,437
   Units Redeemed                    (996,262)    (270,299)    (474,463)     (86,881)    (114,898)     (30,692)     (99,215)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004       942,696      260,052    1,966,880      232,335      577,447       77,286      214,736
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                       Putnam                                        Templeton
                                  --------------------------------------------------------------------------------  -----------
                                                                                        International International
                                  International International     New          New           New           New         Growth
                                     Growth        Equity        Value        Value     Opportunities Opportunities  Securities
                                      Fund         Fund B        Fund         Fund B        Fund         Fund B         Fund
                                  ------------- ------------- -----------  -----------  ------------- ------------- -----------
Unit Balance at December 31, 2005            -             -                                                            144,392
                                   ===========   ===========                                                        ===========
   Units Issued                         17,396         7,136                                                             10,336
   Units Redeemed                   (1,307,167)   (2,466,035)                                                           (61,959)
                                   -----------   -----------                                                        -----------
Unit Balance at December 31, 2004    1,289,771     2,458,899            -            -             -             -      196,015
                                   ===========   ===========  ===========  ===========   ===========   ===========  ===========
   Units Issued                         53,906       254,989        7,169        1,729         7,887           456       26,692
   Units Redeemed                     (434,644)   (1,543,547)    (130,010)     (53,576)     (197,058)      (29,145)     (36,781)
                                   -----------   -----------  -----------  -----------   -----------   -----------  -----------
Unit Balance at January 1, 2004      1,670,509     3,747,457      122,841       51,847       189,171        28,689      206,104
                                   ===========   ===========  ===========  ===========   ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Templeton
                                  -----------------------------------------------------------------------------------------
                                                                          Developing   Developing     Global       Global
                                     Growth      Foreign      Foreign      Markets      Markets       Income       Income
                                   Securities   Securities   Securities   Securities   Securities   Securities   Securities
                                     Fund B        Fund        Fund B        Fund        Fund B        Fund        Fund B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005     118,958    1,226,736    3,967,219      554,323    2,933,752
                                  ===========  ===========  ===========  ===========  ===========
   Units Issued                           785      137,210      905,457       87,315      637,176
   Units Redeemed                     (12,472)    (288,186)    (441,524)    (196,050)    (505,391)
                                  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004     130,645    1,377,712    3,503,286      663,058    2,801,967            -            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                         2,226      265,610    2,382,470       66,680      926,238        1,345           70
   Units Redeemed                     (20,979)    (361,875)    (304,032)    (171,935)    (370,008)     (89,047)     (32,255)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004       149,398    1,473,977    1,424,848      768,313    2,245,737       87,702       32,185
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Templeton
                                  --------------------------------------------------------------------------------------
                                                                Franklin          Franklin         Mutual       Mutual
                                   Franklin     Franklin        Large-Cap         Large-Cap        Shares       Shares
                                   Small-Cap    Small-Cap   Growth Securities Growth Securities  Securities   Securities
                                     Fund        Fund B           Fund             Fund B           Fund        Fund B
                                  -----------  -----------  ----------------- ----------------- -----------  -----------
Unit Balance at December 31, 2005

   Units Issued
   Units Redeemed

Unit Balance at December 31, 2004           -            -               -                 -              -            -
                                  ===========  ===========     ===========       ===========    ===========  ===========
   Units Issued                        50,915      125,457           1,800             2,468         41,562      181,719
   Units Redeemed                    (485,340)    (629,504)       (409,306)         (516,979)      (852,471)  (2,056,713)
                                  -----------  -----------     -----------       -----------    -----------  -----------
Unit Balance at January 1, 2004       434,425      504,047         407,506           514,511        810,909    1,874,994
                                  ===========  ===========     ===========       ===========    ===========  ===========

                                   Fidelity
                                  -----------


                                    Growth
                                   Portfolio
                                  -----------
Unit Balance at December 31, 2005     132,056
                                  ===========
   Units Issued                         3,235
   Units Redeemed                     (60,045)
                                  -----------
Unit Balance at December 31, 2004     188,866
                                  ===========
   Units Issued                        10,741
   Units Redeemed                     (38,404)
                                  -----------
Unit Balance at January 1, 2004       216,529
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           Fidelity
                                  ------------------------------------------------------------------------------------------
                                                  Growth      Growth &      Equity       Equity                     High
                                    Growth     Opportunities   Income       Income       Income      Contrafund    Income
                                  Portfolio B    Portfolio    Portfolio    Portfolio   Portfolio B   Portfolio   Portfolio B
                                  -----------  ------------- -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005   4,785,690        37,228      103,638      112,188      526,931            -            -
                                  ===========   ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                     1,327,265         1,079       13,193       10,649       96,512       17,674        6,769
   Units Redeemed                    (464,373)      (16,392)     (73,908)     (33,691)    (138,175)    (226,375)     (74,027)
                                  -----------   -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004   3,922,798        52,541      164,353      135,230      568,594      208,701       67,258
                                  ===========   ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                     3,254,567         2,384        4,518       20,152      298,650       29,518       17,505
   Units Redeemed                    (406,365)      (14,930)     (35,288)     (47,394)    (164,360)     (73,677)     (22,829)
                                  -----------   -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004     1,074,596        65,087      195,123      162,472      434,304      252,860       72,582
                                  ===========   ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                             American Century                                   Dreyfus
                                  --------------------------------------  --------------------------------------------------
                                    Income &                                                        Disciplined  Disciplined
                                     Growth    International    Value     Stock Index  Stock Index     Stock        Stock
                                      Fund         Fund         Fund         Fund        Fund B      Portfolio   Portfolio B
                                  -----------  ------------- -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005                                                   -            -
                                                                          ===========  ===========
   Units Issued                                                                   105          374
   Units Redeemed                                                             (98,560)    (318,374)
                                                                          -----------  -----------
Unit Balance at December 31, 2004           -             -            -       98,455      318,000            -            -
                                  ===========   ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                       271,461           710       41,470       48,078       12,562        1,309            -
   Units Redeemed                  (9,348,006)      (98,369)  (1,207,319)     (63,252)     (60,693)     (17,175)     (40,455)
                                  -----------   -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004     9,076,545        97,659    1,165,849      113,629      366,131       15,866       40,455
                                  ===========   ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                           Dreyfus                   Invesco                          PIMCO
                                  ------------------------  ------------------------  -------------------------------------
                                                                                                                 StocksPLUS
                                    Capital      Capital                                               Low        Growth &
                                  Appreciation Appreciation   Dynamics    High Yield   High Yield   Duration       Income
                                   Portfolio   Portfolio B      Fund         Fund      Portfolio    Portfolio    Portfolio
                                  ------------ ------------ -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005                                                         910,444      863,341      154,607
                                                                                      ===========  ===========  ===========
   Units Issued                                                                           659,881      159,373        7,434
   Units Redeemed                                                                         (82,275)    (262,241)     (29,353)
                                                                                      -----------  -----------  -----------
Unit Balance at December 31, 2004           -            -            -            -      332,838      966,209      176,526
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                        15,071      135,262      130,509        2,939      113,049      452,070       66,213
   Units Redeemed                    (592,030)  (2,407,567)  (4,613,283)    (391,621)    (186,610)    (566,394)     (40,006)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004       576,959    2,272,305    4,482,774      388,682      406,399    1,080,533      150,319
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                     PIMCO              Scudder I          First American
                                  ------------ --------------------------  --------------
                                  Total Return International International Equity Income
                                   Portfolio     Portfolio    Portfolio B     Class B
                                  ------------ ------------- ------------- --------------
Unit Balance at December 31, 2005   2,134,374
                                  ===========
   Units Issued                       144,779
   Units Redeemed                    (635,287)
                                  -----------
Unit Balance at December 31, 2004   2,624,882             -             -             -
                                  ===========   ===========   ===========   ===========
   Units Issued                       390,151         8,777        87,006        13,973
   Units Redeemed                    (550,847)     (402,953)   (1,612,935)   (1,303,836)
                                  -----------   -----------   -----------   -----------
Unit Balance at January 1, 2004     2,785,578       394,176     1,525,929     1,289,863
                                  ===========   ===========   ===========   ===========

                                                                    (Concluded)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


MetLife Investors Variable Annuity Account One sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account value. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each series of sub-account offered by the various products.

                                                                                           Met Investors
                                          -----------------------------------------------------------------------
                                             Lord Abbett        Lord Abbett       Lord Abbett    Lord Abbett Bond
                                           Growth & Income    Growth & Income    Bond Debenture     Debenture
                                              Portfolio         Portfolio B        Portfolio       Portfolio B
                                          ------------------ ------------------ ---------------- ----------------
December 31, 2005
  Units                                           15,240,917         10,793,356        6,067,668       12,934,722
  Unit Fair Value, Lowest to Highest /1/    $14.23 to $46.18   $52.55 to $47.57 $12.90 to $16.74 $18.12 to $16.76
  Net Assets (In Thousands)                         $738,014           $527,661         $105,106         $222,175
  Investment Income Ratio to Net
   Assets /2/                                          1.01%              0.83%            4.15%            4.56%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%     0.75% to 2.35%   0.85% to 1.80%   0.75% to 2.35%
  Total Return, Lowest to Highest /4/         2.80% to 1.83%     2.62% to 1.00%   0.95% to 0.00%  0.74% to -0.86%

December 31, 2004
  Units                                           18,740,853         11,000,097        7,164,143       11,314,498
  Unit Fair Value, Lowest to Highest /1/    $13.84 to $45.35   $51.21 to $47.10 $12.78 to $16.74 $17.98 to $16.91
  Net Assets (In Thousands)                         $888,295           $525,784         $123,629         $193,611
  Investment Income Ratio to Net
   Assets /2/                                          0.48%              0.36%            3.13%            2.89%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%     0.75% to 2.35%   0.85% to 1.80%   0.75% to 2.35%
  Total Return, Lowest to Highest /4/       11.97% to 10.90%   11.26% to 10.02%   7.51% to 6.49%   7.00% to 5.65%

December 31, 2003
  Units                                           18,771,448          9,363,008        8,396,380       11,742,378
  Unit Fair Value, Lowest to Highest /1/    $12.36 to $43.37   $43.71 to $42.81 $11.88 to $16.21 $16.34 to $16.00
  Net Assets (In Thousands)                         $800,649           $402,273         $135,472         $188,209
  Investment Income Ratio to Net
   Assets /2/                                          1.07%              0.82%            1.66%            2.45%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%     0.85% to 2.35%   0.85% to 1.40%   0.85% to 2.35%
  Total Return, Lowest to Highest /4/       29.95% to 29.24%   29.63% to 23.90% 18.51% to 17.86%  18.15% to 8.88%

December 31, 2002
  Units                                           17,897,751          4,898,490        9,227,722        4,399,370
  Unit Fair Value, Lowest to Highest /1/     $9.51 to $33.56   $33.02 to $33.72 $10.03 to $13.76 $13.54 to $13.83
  Net Assets (In Thousands)                         $590,260           $163,632         $126,317          $60,215
  Investment Income Ratio to Net
   Assets /2/                                          0.87%              1.44%            8.90%            6.17%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%     0.85% to 2.25%   0.85% to 1.40%   0.85% to 2.10%
  Total Return, Lowest to Highest /4/     -19.09% to -18.64% -19.94% to -18.81% -1.77% to -1.23% -2.64% to -1.42%

December 31, 2001
  Units                                           20,055,894          1,454,416       10,122,556          990,119
  Unit Fair Value, Lowest to Highest /1/    $11.69 to $41.48   $41.18 to $41.54 $10.15 to $14.00 $13.91 to $14.03
  Net Assets (In Thousands)                         $819,387            $60,188         $141,172          $13,839
  Investment Income Ratio to Net
   Assets /2/                                          0.92%              0.20%            8.06%            1.56%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%     0.85% to 2.25%   0.85% to 1.40%   0.85% to 2.25%
  Total Return, Lowest to Highest /4/       -7.04% to -6.46%   -8.09% to -6.79%   2.34% to 2.96%   1.17% to 2.61%

                                          -----------------------------------------
                                                                Lord Abbett Growth
                                           Lord Abbett Growth      Opportunity
                                          Opportunity Portfolio    Portfolio B
                                          --------------------- ------------------
December 31, 2005
  Units                                             1,907,086            3,632,929
  Unit Fair Value, Lowest to Highest /1/     $10.45 to $10.19      $10.38 to $9.82
  Net Assets (In Thousands)                           $19,441              $36,863
  Investment Income Ratio to Net
   Assets /2/                                           0.00%                0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%       0.75% to 1.90%
  Total Return, Lowest to Highest /4/          3.83% to 3.26%       3.80% to 2.62%

December 31, 2004
  Units                                             2,463,537            3,423,646
  Unit Fair Value, Lowest to Highest /1/      $10.07 to $9.87      $10.00 to $9.57
  Net Assets (In Thousands)                           $24,319              $33,593
  Investment Income Ratio to Net
   Assets /2/                                           0.00%                0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%       0.75% to 1.90%
  Total Return, Lowest to Highest /4/        11.80% to 11.19%     11.52% to 10.67%

December 31, 2003
  Units                                             2,871,788            2,907,821
  Unit Fair Value, Lowest to Highest /1/       $9.01 to $8.87       $8.93 to $8.70
  Net Assets (In Thousands)                           $25,492              $25,660
  Investment Income Ratio to Net
   Assets /2/                                           0.00%                0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to Highest /4/        35.28% to 34.54%     34.56% to 33.29%

December 31, 2002
  Units                                               255,061            1,958,110
  Unit Fair Value, Lowest to Highest /1/       $6.60 to $6.66       $6.53 to $6.63
  Net Assets (In Thousands)                            $1,682              $12,895
  Investment Income Ratio to Net
   Assets /2/                                           0.00%                0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to Highest /4/      -25.30% to -24.89%   -25.76% to -25.05%

December 31, 2001
  Units                                                85,739              615,943
  Unit Fair Value, Lowest to Highest /1/       $8.83 to $8.86       $8.79 to $8.85
  Net Assets (In Thousands)                              $757               $5,435
  Investment Income Ratio to Net
   Assets /2/                                           0.00%                0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to Highest /4/        -8.40% to -8.07%       4.99% to 5.78%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                         Met Investors
                                          ---------------------------------------------------------------------------

                                          Lord Abbett Mid-Cap Lord Abbett Mid-Cap   Lord Abbett    Met/Putnam Capital
                                                 Value               Value        America's Value    Opportunities
                                               Portfolio          Portfolio B       Portfolio B        Portfolio
                                          ------------------- ------------------- ---------------- ------------------
December 31, 2005
  Units                                            3,911,394           8,223,125         4,568,630          1,939,146
  Unit Fair Value, Lowest to Highest /1/    $24.99 to $24.65    $26.45 to $24.02  $14.52 to $14.08    $8.42 to $17.91
  Net Assets (In Thousands)                          $99,804            $208,651           $65,780            $34,499
  Investment Income Ratio to Net
   Assets /2/                                          0.54%               0.48%             0.00%              0.27%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%      0.75% to 1.90%    0.75% to 1.90%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/         7.36% to 6.35%      7.24% to 6.02%    3.17% to 2.00%     9.15% to 8.56%

December 31, 2004
  Units                                            4,642,481           6,925,395         2,316,906          2,502,588
  Unit Fair Value, Lowest to Highest /1/    $23.28 to $23.17    $24.66 to $22.66  $14.07 to $13.81    $7.71 to $16.50
  Net Assets (In Thousands)                         $110,946            $164,593           $32,408            $41,045
  Investment Income Ratio to Net
   Assets /2/                                          0.51%               0.47%             3.73%              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%      0.75% to 1.90%    0.75% to 1.90%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/       23.77% to 22.59%    17.01% to 16.12%  13.50% to 12.63%   17.53% to 16.89%

December 31, 2003
  Units                                            4,355,601           4,728,174           448,416          3,125,344
  Unit Fair Value, Lowest to Highest /1/    $18.81 to $19.45    $19.60 to $19.11  $12.04 to $11.96    $6.56 to $14.12
  Net Assets (In Thousands)                          $84,661             $91,444            $5,385            $43,896
  Investment Income Ratio to Net
   Assets /2/                                          0.70%               0.70%             4.96%              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%      0.85% to 1.80%    0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/       25.09% to 24.41%    24.81% to 23.63%  20.37% to 19.61%   27.64% to 26.94%

December 31, 2002
  Units                                            4,412,314           3,054,810                            3,759,884
  Unit Fair Value, Lowest to Highest /1/    $15.03 to $15.63    $15.46 to $15.71                      $5.14 to $11.12
  Net Assets (In Thousands)                          $68,903             $47,589                              $41,594
  Investment Income Ratio to Net
   Assets /2/                                          0.47%               0.68%                                0.08%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%      0.85% to 1.80%                       0.85% to 1.40%
  Total Return, Lowest to Highest /4/     -10.57% to -10.08%  -11.20% to -10.35%                   -22.15% to -21.72%

December 31, 2001
  Units                                            4,005,984             897,440                            4,782,412
  Unit Fair Value, Lowest to Highest /1/    $16.72 to $17.48    $17.41 to $17.52                      $6.57 to $14.28
  Net Assets (In Thousands)                          $69,961             $15,669                              $68,012
  Investment Income Ratio to Net
   Assets /2/                                          0.47%               0.11%                                0.17%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%      0.85% to 1.80%                       0.85% to 1.40%
  Total Return, Lowest to Highest /4/         6.58% to 7.19%      5.98% to 6.99%                     -9.73% to -9.22%

                                          --------------------------------
                                                             Oppenheimer
                                          Met/Putnam Capital   Capital
                                            Opportunities    Appreciation
                                             Portfolio B      Portfolio
                                          ------------------ ------------
December 31, 2005
  Units                                              272,999  3,198,574
  Unit Fair Value, Lowest to Highest /1/    $16.94 to $15.16     $10.60
  Net Assets (In Thousands)                           $4,739    $33,902
  Investment Income Ratio to Net
   Assets /2/                                          0.16%      0.08%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.75% to 1.90%      1.40%
  Total Return, Lowest to Highest /4/         8.97% to 7.73%      3.54%

December 31, 2004
  Units                                              218,194  1,419,760
  Unit Fair Value, Lowest to Highest /1/    $15.54 to $14.07     $10.24
  Net Assets (In Thousands)                           $3,536    $14,534
  Investment Income Ratio to Net
   Assets /2/                                          0.00%      4.87%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.75% to 1.90%      1.40%
  Total Return, Lowest to Highest /4/       16.46% to 15.58%      5.21%

December 31, 2003
  Units                                              182,817
  Unit Fair Value, Lowest to Highest /1/    $14.22 to $13.87
  Net Assets (In Thousands)                           $2,564
  Investment Income Ratio to Net
   Assets /2/                                          0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%
  Total Return, Lowest to Highest /4/       27.19% to 25.99%

December 31, 2002
  Units                                              159,241
  Unit Fair Value, Lowest to Highest /1/    $11.01 to $11.18
  Net Assets (In Thousands)                           $1,766
  Investment Income Ratio to Net
   Assets /2/                                          0.09%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%
  Total Return, Lowest to Highest /4/     -22.60% to -21.86%

December 31, 2001
  Units                                               58,653
  Unit Fair Value, Lowest to Highest /1/    $14.22 to $14.31
  Net Assets (In Thousands)                             $837
  Investment Income Ratio to Net
   Assets /2/                                          0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%
  Total Return, Lowest to Highest /4/      -10.27% to -9.41%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                        Met Investors
                                             -----------------------------------------------------------------------------------
                                                                                                     Janus
                                             Oppenheimer Capital PIMCO Inflation       PIMCO       Aggressive
                                                Appreciation     Protected Bond     Money Market     Growth    Janus Aggressive
                                                 Portfolio B       Portfolio B      Portfolio B    Portfolio  Growth Portfolio B
                                             ------------------- ---------------- ---------------- ---------- ------------------
December 31, 2005
  Units                                              12,966,915         6,511,274                  2,310,326          13,647,899
  Unit Fair Value, Lowest to Highest /1/         $8.91 to $8.41  $11.25 to $10.93                     $11.10      $8.06 to $7.84
  Net Assets (In Thousands)                            $110,580           $72,384                    $25,650            $108,808
  Investment Income Ratio to Net Assets /2/               0.00%             0.00%                      0.00%               0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   0.75% to 2.35%    1.30% to 2.35%                      1.40%      1.30% to 2.35%
  Total Return, Lowest to Highest /4/            3.93% to 2.29%   0.08% to -0.96%                     12.27%    12.11% to 10.95%

December 31, 2004
  Units                                              16,146,569         8,692,539        2,937,342 3,095,338          17,154,704
  Unit Fair Value, Lowest to Highest /1/         $8.37 to $8.22  $11.24 to $11.04  $10.20 to $9.79     $9.89      $7.19 to $7.06
  Net Assets (In Thousands)                            $133,569           $96,966          $28,941   $30,611            $122,300
  Investment Income Ratio to Net Assets /2/               3.29%             4.56%            0.65%     0.00%               0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.30% to 2.35%    1.30% to 2.35%   0.75% to 2.35%     1.40%      1.30% to 2.35%
  Total Return, Lowest to Highest /4/            5.03% to 3.93%    7.60% to 6.47%  0.02% to -1.70%     7.30%      7.04% to 5.92%

December 31, 2003
  Units                                              15,380,749         7,706,190        3,952,789                     8,421,303
  Unit Fair Value, Lowest to Highest /1/         $7.97 to $7.91  $10.44 to $10.37  $10.17 to $9.96                $6.72 to $6.67
  Net Assets (In Thousands)                            $121,536           $80,239          $39,337                       $56,085
  Investment Income Ratio to Net Assets /2/               0.00%             0.69%            0.43%                         0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.30% to 2.35%    1.30% to 2.35%   0.85% to 2.35%                1.30% to 2.35%
  Total Return, Lowest to Highest /4/          21.75% to 20.90%    4.43% to 3.70% -0.42% to -1.33%              22.00% to 21.15%

December 31, 2002
  Units                                               3,485,515                          2,772,993                     1,738,230
  Unit Fair Value, Lowest to Highest /1/         $6.21 to $6.28                   $10.00 to $10.21                $5.14 to $5.20
  Net Assets (In Thousands)                             $21,773                            $27,938                        $8,986
  Investment Income Ratio to Net Assets /2/               0.01%                              0.99%                         0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40% to 2.05%                     0.85% to 2.10%                1.40% to 2.05%
  Total Return, Lowest to Highest /4/        -26.27% to -25.78%                    -1.01% to 0.24%            -29.30% to -28.84%

December 31, 2001
  Units                                                 288,226                            467,182                       164,202
  Unit Fair Value, Lowest to Highest /1/         $8.42 to $8.47                   $10.10 to $10.19                $7.27 to $7.31
  Net Assets (In Thousands)                              $2,433                             $4,740                        $1,196
  Investment Income Ratio to Net Assets /2/               0.13%                              1.27%                         0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40% to 2.25%                     0.85% to 2.25%                1.40% to 2.25%
  Total Return, Lowest to Highest /4/          -3.49% to -2.85%                     0.67% to 1.66%             -10.51% to -9.91%

                                             -----------------

                                               PIMCO Total
                                               Return Bond
                                                Portfolio
                                             ----------------
December 31, 2005
  Units                                             4,604,418
  Unit Fair Value, Lowest to Highest /1/     $12.68 to $12.34
  Net Assets (In Thousands)                           $56,833
  Investment Income Ratio to Net Assets /2/             0.05%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                 0.85% to 1.40%
  Total Return, Lowest to Highest /4/          1.60% to 1.04%

December 31, 2004
  Units                                             5,521,861
  Unit Fair Value, Lowest to Highest /1/     $12.48 to $12.21
  Net Assets (In Thousands)                           $67,451
  Investment Income Ratio to Net Assets /2/             2.46%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                 0.85% to 1.40%
  Total Return, Lowest to Highest /4/          4.36% to 3.78%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                           Met Investors
                                          -----------------------------------------------------------------------
                                               PIMCO          RCM Global       T. Rowe Price     T. Rowe Price
                                            Total Return      Technology       Mid-Cap Growth    Mid-Cap Growth
                                          Bond Portfolio B    Portfolio B        Portfolio        Portfolio B
                                          ---------------- ------------------ ---------------- ------------------
December 31, 2005
  Units                                         23,284,234          2,539,048        2,760,060         12,443,446
  Unit Fair Value, Lowest to Highest /1/  $12.59 to $11.89     $4.76 to $4.63   $8.15 to $7.99     $8.30 to $7.84
  Net Assets (In Thousands)                       $282,307            $11,888          $22,393            $99,232
  Investment Income Ratio to
   Net Assets /2/                                    0.00%              0.00%            0.00%              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              0.75% to 2.35%     1.30% to 2.35%   1.40% to 1.80%     0.75% to 2.35%
  Total Return, Lowest to Highest /4/      1.49% to -0.12%     9.59% to 8.44% 13.28% to 12.83%   13.77% to 11.97%

December 31, 2004
  Units                                         22,566,071          3,357,357        3,375,546         11,702,710
  Unit Fair Value, Lowest to Highest /1/  $12.40 to $11.90     $4.35 to $4.27   $7.19 to $7.08     $7.30 to $7.00
  Net Assets (In Thousands)                       $271,286            $14,410          $24,198            $82,666
  Investment Income Ratio to
   Net Assets /2/                                    6.80%              0.08%            0.00%              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              0.75% to 2.35%     1.30% to 2.35%   1.40% to 1.80%     0.75% to 2.35%
  Total Return, Lowest to Highest /4/       4.10% to 2.54%   -5.55% to -6.54% 16.51% to 16.04%   16.76% to 15.08%

December 31, 2003
  Units                                         16,389,544          1,767,899                          11,428,214
  Unit Fair Value, Lowest to Highest /1/  $11.69 to $11.61     $4.60 to $4.57                      $6.18 to $6.09
  Net Assets (In Thousands)                       $190,243             $8,066                             $69,509
  Investment Income Ratio to
   Net Assets /2/                                    1.52%              0.00%                               0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              1.30% to 2.35%     1.30% to 2.35%                      0.85% to 2.35%
  Total Return, Lowest to Highest /4/      0.64% to -0.06%   39.26% to 38.29%                    35.48% to 27.90%

December 31, 2002
  Units                                          6,145,156            610,838                           2,558,021
  Unit Fair Value, Lowest to Highest /1/  $11.22 to $11.36     $2.92 to $2.96                      $4.49 to $4.56
  Net Assets (In Thousands)                        $69,461             $1,797                             $11,560
  Investment Income Ratio to
   Net Assets /2/                                    0.00%              0.00%                               0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              1.40% to 2.05%     1.40% to 2.25%                      0.85% to 2.25%
  Total Return, Lowest to Highest /4/       7.08% to 7.77% -51.83% to -51.42%                  -44.51% to -45.29%

December 31, 2001
  Units                                            218,855            111,243                             216,911
  Unit Fair Value, Lowest to Highest /1/  $10.48 to $10.54     $6.06 to $6.09                      $8.19 to $8.24
  Net Assets (In Thousands)                         $2,299               $676                              $1,782
  Investment Income Ratio to
   Net Assets /2/                                    3.25%              0.00%                               0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              1.40% to 2.25%     1.40% to 2.25%                      1.40% to 2.25%
  Total Return, Lowest to Highest /4/       3.18% to 3.87% -17.00% to -16.44%                    -1.66% to -1.00%

                                          -----------------------------------------
                                           MFS Research         MFS Research
                                           International   International Portfolio
                                             Portfolio                B
                                          ---------------- -----------------------
December 31, 2005
  Units                                          3,983,017           11,524,006
  Unit Fair Value, Lowest to Highest /1/  $18.32 to $12.72     $13.26 to $12.53
  Net Assets (In Thousands)                        $71,859             $147,193
  Investment Income Ratio to
   Net Assets /2/                                    0.58%                0.40%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              0.85% to 1.80%       0.75% to 2.35%
  Total Return, Lowest to Highest /4/     15.78% to 14.69%     15.55% to 13.73%

December 31, 2004
  Units                                          3,665,586            9,223,092
  Unit Fair Value, Lowest to Highest /1/  $15.82 to $11.09     $11.48 to $11.01
  Net Assets (In Thousands)                        $57,353             $102,510
  Investment Income Ratio to
   Net Assets /2/                                    0.23%                0.27%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              0.85% to 1.80%       0.75% to 2.35%
  Total Return, Lowest to Highest /4/     18.71% to 17.58%     15.31% to 16.78%

December 31, 2003
  Units                                          3,732,644            3,903,399
  Unit Fair Value, Lowest to Highest /1/  $13.33 to $13.28       $9.58 to $9.43
  Net Assets (In Thousands)                        $49,571              $36,781
  Investment Income Ratio to
   Net Assets /2/                                    0.48%                0.91%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              0.85% to 1.40%       0.85% to 2.35%
  Total Return, Lowest to Highest /4/     33.30% to 32.80%     30.93% to 28.59%

December 31, 2002
  Units                                                               1,580,897
  Unit Fair Value, Lowest to Highest /1/                         $7.20 to $7.32
  Net Assets (In Thousands)                                             $11,459
  Investment Income Ratio to
   Net Assets /2/                                                         0.28%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                                   0.85% to 2.25%
  Total Return, Lowest to Highest /4/                        -13.77% to -12.55%

December 31, 2001
  Units                                                                 101,829
  Unit Fair Value, Lowest to Highest /1/                         $8.34 to $8.38
  Net Assets (In Thousands)                                                $851
  Investment Income Ratio to
   Net Assets /2/                                                         0.38%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                                   1.40% to 2.25%
  Total Return, Lowest to Highest /4/                          -6.32% to -5.69%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                                      Met Investors
                                          -----------------------------------------------------------------------------------
                                             AIM           AIM                                 Harris          Third Avenue
                                          Small-Cap     Small-Cap           Lazard             Oakmark          Small-Cap
                                           Growth        Growth             Mid-Cap         International         Value
                                          Portfolio    Portfolio B        Portfolio B        Portfolio B        Portfolio
                                          --------- ------------------ ------------------ ------------------ ----------------
December 31, 2005
  Units                                    762,909           6,787,906          2,227,684          6,295,353          208,309
  Unit Fair Value, Lowest to Highest /1/     $7.45    $13.04 to $12.68   $14.50 to $14.10   $15.78 to $15.34 $16.49 to $16.13
  Net Assets (In Thousands)                 $5,685             $87,493            $31,807            $97,858           $3,762
  Investment Income Ratio to Net
   Assets /2/                                0.00%               0.00%              0.06%              0.00%            0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/         1.40%      1.30% to 2.35%     1.30% to 2.35%     1.30% to 2.35%   1.30% to 1.90%
  Total Return, Lowest to Highest /4/       14.07%      6.87% to 5.76%     6.67% to 5.56%   12.77% to 11.59% 18.70% to 18.23%

December 31, 2004
  Units                                                      4,667,993          2,722,902          6,954,807
  Unit Fair Value, Lowest to Highest /1/              $12.20 to $11.99   $13.59 to $13.35   $13.99 to $13.75
  Net Assets (In Thousands)                                    $56,302            $36,592            $96,252
  Investment Income Ratio to Net
   Assets /2/                                                    0.00%              0.00%              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                    1.30% to 2.35%     1.30% to 2.35%     1.30% to 2.35%
  Total Return, Lowest to Highest /4/                   5.05% to 3.95%   12.92% to 11.74%   18.96% to 17.72%

December 31, 2003
  Units                                                      3,833,712          3,736,086          6,077,658
  Unit Fair Value, Lowest to Highest /1/              $11.61 to $11.53   $12.03 to $11.95   $11.76 to $11.68
  Net Assets (In Thousands)                                    $44,193            $44,639            $70,998
  Investment Income Ratio to Net
   Assets /2/                                                    0.00%              1.56%              1.78%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                    1.30% to 2.35%     1.30% to 2.35%     1.30% to 2.35%
  Total Return, Lowest to Highest /4/                 33.33% to 32.40%   23.70% to 22.83%   34.41% to 33.47%

December 31, 2002
  Units                                                      1,063,308            653,527            521,347
  Unit Fair Value, Lowest to Highest /1/                $8.38 to $8.47     $9.57 to $9.67     $8.74 to $8.83
  Net Assets (In Thousands)                                     $8,972             $6,292             $4,585
  Investment Income Ratio to Net
   Assets /2/                                                    0.00%              0.02%              0.25%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                    1.40% to 2.25%     1.40% to 2.25%     1.40% to 2.25%
  Total Return, Lowest to Highest /4/               -29.12% to -28.51% -12.80% to -12.06% -19.92% to -19.23%

December 31, 2001
  Units                                                         18,549             16,422              2,650
  Unit Fair Value, Lowest to Highest /1/              $11.83 to $11.85   $10.97 to $10.99   $10.91 to $10.94
  Net Assets (In Thousands)                                       $220               $180                $29
  Investment Income Ratio to Net
   Assets /2/                                                    0.00%              0.00%              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                    1.40% to 2.25%     1.40% to 2.25%     1.40% to 2.25%
  Total Return, Lowest to Highest /4/                 18.30% to 18.52%     9.70% to 9.91%     9.15% to 9.36%

                                          -------------------
                                             Third Avenue
                                              Small-Cap
                                                Value
                                             Portfolio B
                                          ------------------
December 31, 2005
  Units                                            5,711,948
  Unit Fair Value, Lowest to Highest /1/    $16.35 to $15.90
  Net Assets (In Thousands)                          $92,220
  Investment Income Ratio to Net
   Assets /2/                                          0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.30% to 2.35%
  Total Return, Lowest to Highest /4/       13.99% to 12.80%

December 31, 2004
  Units                                            6,296,258
  Unit Fair Value, Lowest to Highest /1/    $14.35 to $14.10
  Net Assets (In Thousands)                          $89,472
  Investment Income Ratio to Net
   Assets /2/                                          1.28%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.30% to 2.35%
  Total Return, Lowest to Highest /4/       24.87% to 23.56%

December 31, 2003
  Units                                            6,229,319
  Unit Fair Value, Lowest to Highest /1/    $11.49 to $11.41
  Net Assets (In Thousands)                          $71,163
  Investment Income Ratio to Net
   Assets /2/                                          0.48%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.30% to 2.35%
  Total Return, Lowest to Highest /4/       35.61% to 34.67%

December 31, 2002
  Units                                              873,499
  Unit Fair Value, Lowest to Highest /1/      $8.19 to $8.23
  Net Assets (In Thousands)                           $7,175
  Investment Income Ratio to Net
   Assets /2/                                          0.38%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 2.25%
  Total Return, Lowest to Highest /4/     -18.14% to -17.68%

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                         Met Investors
                                             -----------------------------------------------------------------------------------
                                              Neuberger
                                             Berman Real Neuberger Berman                     Goldman Sachs
                                               Estate      Real Estate      Turner Mid-Cap    Mid-Cap Value   Defensive Strategy
                                              Portfolio    Portfolio B    Growth Portfolio B   Portfolio B      Fund of Fund B
                                             ----------- ---------------- ------------------ ---------------- ------------------
December 31, 2005
  Units                                        577,966          4,290,480         1,029,884         2,181,767         6,322,085
  Unit Fair Value, Lowest to Highest /1/        $20.89   $14.43 to $14.11  $12.32 to $12.01  $13.41 to $13.08  $10.43 to $10.30
  Net Assets (In Thousands)                    $12,076            $61,358           $12,503           $28,841           $65,586
  Investment Income Ratio to Net Assets /2/      0.00%              0.00%             0.00%             0.72%             1.03%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40%     1.00% to 2.35%    0.85% to 2.35%    0.85% to 2.35%    1.30% to 2.35%
  Total Return, Lowest to Highest /4/           15.05%   12.16% to 10.66%   10.42% to 8.78%   11.59% to 9.93%    3.13% to 2.06%

December 31, 2004
  Units                                                         1,552,403         1,457,917         1,750,355         1,937,189
  Unit Fair Value, Lowest to Highest /1/                 $12.87 to $12.75  $11.16 to $11.04  $12.02 to $11.90  $10.11 to $10.10
  Net Assets (In Thousands)                                       $19,879           $16,169           $20,910           $19,577
  Investment Income Ratio to Net Assets /2/                         5.12%             0.00%             1.57%             8.88%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                             1.00% to 2.35%    0.85% to 2.35%    0.85% to 2.35%    1.30% to 2.35%
  Total Return, Lowest to Highest /4/                    28.69% to 27.55%  11.57% to 10.47%  20.17% to 18.98%    1.71% to 1.59%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
 Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
 Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
 Total Return, Lowest to Highest /4/

                                             ------------------


                                             Moderate Strategy
                                              Fund of Fund B
                                             -----------------
December 31, 2005
  Units                                            21,366,533
  Unit Fair Value, Lowest to Highest /1/     $10.69 to $10.56
  Net Assets (In Thousands)                          $227,166
  Investment Income Ratio to Net Assets /2/             1.28%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                 1.30% to 2.35%
  Total Return, Lowest to Highest /4/          4.45% to 3.36%

December 31, 2004
  Units                                            10,636,014
  Unit Fair Value, Lowest to Highest /1/     $10.23 to $10.22
  Net Assets (In Thousands)                          $108,760
  Investment Income Ratio to Net Assets /2/             6.77%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                 1.30% to 2.35%
  Total Return, Lowest to Highest /4/          2.20% to 2.08%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
 Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
 Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest /3/
 Total Return, Lowest to Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                         Met Investors
                                             --------------------------------------------------------------------
                                                                                   Aggressive
                                             Balanced Strategy Growth Strategy      Strategy        VanKampen
                                                  Fund of          Fund of          Fund of         ComStock
                                                  Fund B           Fund B            Fund B        Portfolio B
                                             ----------------- ---------------- ---------------- ----------------
December 31, 2005
  Units                                            59,266,853        58,883,485       12,099,254        3,599,394
  Unit Fair Value, Lowest to Highest /1/     $10.99 to $10.86  $11.43 to $11.29 $11.65 to $11.51 $10.52 to $10.41
  Net Assets (In Thousands)                          $648,361          $669,542         $140,266          $37,741
  Investment Income Ratio to Net Assets /2/             1.20%             1.12%            0.87%            2.41%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.30% to 2.35%    1.30% to 2.35%   1.30% to 2.35%   0.75% to 2.35%
  Total Return, Lowest to Highest /4/          5.74% to 4.64%    7.72% to 6.60%   8.96% to 7.82%   5.22% to 4.11%

December 31, 2004
  Units                                            31,037,036        31,746,255        7,251,678
  Unit Fair Value, Lowest to Highest /1/     $10.40 to $10.38  $10.61 to $10.59 $10.69 to $10.68
  Net Assets (In Thousands)                          $322,474          $336,537          $77,491
  Investment Income Ratio to Net Assets /2/             5.05%             3.18%            1.17%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.30% to 2.35%    1.30% to 2.35%   1.30% to 2.35%
  Total Return, Lowest to Highest /4/          2.91% to 2.79%    3.56% to 3.45%   3.79% to 3.67%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                             ----------------------------------
                                                 Cyclical         Cyclical
                                                  Growth         Growth and
                                                   ETF           Income ETF
                                                 Class B          Class B
                                             ---------------- ----------------
December 31, 2005
  Units                                               820,546          405,183
  Unit Fair Value, Lowest to Highest /1/     $10.17 to $10.16 $10.13 to $10.12
  Net Assets (In Thousands)                            $8,343           $4,104
  Investment Income Ratio to Net Assets /2/             3.11%            2.73%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.30% to 1.90%   1.30% to 1.90%
  Total Return, Lowest to Highest /4/          1.71% to 1.56%   1.33% to 1.17%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                          Met Investors
                                          -----------------------------------------------------------------------
                                          Legg Mason Value JP Morgan Quality JP Morgan Quality     JP Morgan
                                               Equity            Bond              Bond          Select Equity
                                              Class B          Portfolio        Portfolio B        Portfolio
                                          ---------------- ----------------- ----------------- ------------------
December 31, 2005
  Units                                             31,606
  Unit Fair Value, Lowest to Highest /1/  $10.63 to $10.61
  Net Assets (In Thousands)                           $336
  Investment Income Ratio to Net
   Assets /2/                                        0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                              1.30% to 2.35%
  Total Return, Lowest to Highest /4/     -1.34% to -1.37%

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                                           5,101,736         3,511,672           7,321,298
  Unit Fair Value, Lowest to Highest /1/                   $13.01 to $14.78  $14.90 to $14.52     $9.03 to $15.21
  Net Assets (In Thousands)                                         $75,368           $51,492            $110,888
  Investment Income Ratio to Net
   Assets /2/                                                         3.66%             4.98%               0.59%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                               0.85% to 1.40%    0.85% to 1.80%      0.85% to 1.40%
  Total Return, Lowest to Highest /4/                        3.11% to 2.55%    2.88% to 1.91%    32.37% to 31.64%

December 31, 2002
  Units                                                           6,122,575         1,951,438           8,572,763
  Unit Fair Value, Lowest to Highest /1/                   $12.62 to $14.41  $14.25 to $14.48     $6.82 to $11.55
  Net Assets (In Thousands)                                         $88,109           $27,984             $98,571
  Investment Income Ratio to Net
   Assets /2/                                                         4.50%             7.48%               0.58%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest/ 3/                                               0.85% to 1.40%    0.85% to 1.80%      0.85% to 1.40%
  Total Return, Lowest to Highest /4/                        7.44% to 8.03%    6.66% to 7.67%  -26.68% to -26.28%

December 31, 2001
  Units                                                           6,678,929           500,675          10,938,478
  Unit Fair Value, Lowest to Highest /1/                   $11.68 to $13.41  $13.36 to $13.45     $9.25 to $15.75
  Net Assets (In Thousands)                                         $89,494            $6,704            $171,679
  Investment Income Ratio to Net
   Assets /2/                                                         4.73%             4.73%               0.48%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                               0.85% to 1.40%    0.85% to 1.80%      0.85% to 1.40%
  Total Return, Lowest to Highest /4/                        5.56% to 6.40%    4.92% to 5.93%    -7.33% to -6.72%

                                          --------------------------------------
                                              JP Morgan         Met/Putnam
                                            Select Equity        Research
                                             Portfolio B        Portfolio B
                                          ------------------ ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                              590,907          2,466,985
  Unit Fair Value, Lowest to Highest /1/    $15.32 to $14.94     $7.73 to $7.67
  Net Assets (In Thousands)                           $8,933            $18,890
  Investment Income Ratio to Net
   Assets /2/                                          0.45%              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                0.85% to 1.80%     1.30% to 2.35%
  Total Return, Lowest to Highest /4/       32.07% to 30.83%   20.26% to 19.42%

December 31, 2002
  Units                                              545,142            973,578
  Unit Fair Value, Lowest to Highest /1/    $11.42 to $11.60     $6.22 to $6.30
  Net Assets (In Thousands)                           $6,271             $6,095
  Investment Income Ratio to Net
   Assets /2/                                          0.77%              0.83%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest/ 3/                                0.85% to 1.80%     1.40% to 2.10%
  Total Return, Lowest to Highest /4/     -27.15% to -26.46% -22.46% to -21.91%

December 31, 2001
  Units                                              305,340            130,063
  Unit Fair Value, Lowest to Highest /1/    $15.67 to $15.77     $8.03 to $8.07
  Net Assets (In Thousands)                           $4,799             $1,046
  Investment Income Ratio to Net
   Assets /2/                                          0.15%              0.57%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                0.85% to 1.80%     1.40% to 2.25%
  Total Return, Lowest to Highest /4/       -8.01% to -7.13%   -3.99% to -3.35%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                    Met Investors
                                  ----------------------------------------------------------------------------------------------
                                     Lord Abbett        Lord Abbett         JP Morgan          JP Morgan          JP Morgan
                                     Developing         Developing          Enhanced           Enhanced         International
                                       Growth             Growth              Index              Index             Equity
                                      Portfolio         Portfolio B         Portfolio         Portfolio B         Portfolio
                                  ------------------ ------------------ ------------------ ------------------ ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

December 31, 2002
  Units                                    2,519,957            574,459          7,887,616            324,968          5,302,229
  Unit Fair Value, Lowest to
   Highest /1/                        $4.97 to $7.44     $7.36 to $7.48    $6.15 to $12.71   $12.57 to $12.77     $5.30 to $8.69
  Net Assets (In Thousands)                  $18,528             $4,264            $99,052             $4,113            $45,832
  Investment Income Ratio to Net
   Assets /2/                                  0.00%              0.00%              0.88%              1.13%              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.40%     0.85% to 1.80%     0.85% to 1.40%     0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to
   Highest /4/                    -29.98% to -29.59% -30.40% to -29.74% -26.00% to -25.59% -26.46% to -25.75% -17.52% to -17.07%

December 31, 2001
  Units                                    3,112,031            227,438          9,789,785            190,262          6,871,694
  Unit Fair Value, Lowest to
   Highest /1/                       $7.05 to $10.63   $10.58 to $10.64    $8.27 to $17.18   $17.09 to $17.20    $6.39 to $10.54
  Net Assets (In Thousands)                  $32,694             $2,413           $166,440             $3,260            $72,080
  Investment Income Ratio to Net
   Assets /2/                                  0.00%              0.00%              0.82%              0.22%              1.31%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.40%     0.85% to 1.80%     0.85% to 1.40%     0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to
   Highest /4/                      -8.14% to -7.59%   -8.74% to -7.87% -12.65% to -12.15% -13.23% to -12.40% -21.44% to -20.98%

                                  -------------------
                                      JP Morgan
                                    International
                                       Equity
                                     Portfolio B
                                  ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

December 31, 2002
  Units                                      173,545
  Unit Fair Value, Lowest to
   Highest /1/                        $8.59 to $8.73
  Net Assets (In Thousands)                   $1,503
  Investment Income Ratio to Net
   Assets /2/                                  0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%
  Total Return, Lowest to
   Highest /4/                    -18.00% to -17.22%

December 31, 2001
  Units                                       94,256
  Unit Fair Value, Lowest to
   Highest /1/                      $10.48 to $10.55
  Net Assets (In Thousands)                     $991
  Investment Income Ratio to Net
   Assets /2/                                  0.51%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%
  Total Return, Lowest to
   Highest /4/                    -22.00% to -21.25%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                   GACC                              Russell
                                             ---------------- ------------------------------------------------------
                                                  Money       Multi-Style Aggressive                     Real Estate
                                                  Market        Equity      Equity    Non-US   Core Bond Securities
                                                   Fund          Fund        Fund      Fund      Fund       Fund
                                             ---------------- ----------- ---------- --------- --------- -----------
December 31, 2005
  Units                                                        2,495,854    502,797    901,452 1,392,616   125,482
  Unit Fair Value, Lowest to Highest /1/                          $11.83     $13.36     $14.23    $13.91    $25.70
  Net Assets (In Thousands)                                      $29,537     $6,719    $12,830   $19,370    $3,225
  Investment Income Ratio to Net Assets /2/                        1.12%      0.17%      1.58%     3.51%     2.04%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                               1.40%      1.40%      1.40%     1.40%     1.40%
  Total Return, Lowest to Highest /4/                              5.78%      4.89%     12.11%     0.60%    11.39%

December 31, 2004
  Units                                                        3,502,648    691,249  1,261,708 1,719,866   167,353
  Unit Fair Value, Lowest to Highest /1/                          $11.19     $12.74     $12.70    $13.83    $23.07
  Net Assets (In Thousands)                                      $39,186     $8,807    $16,018   $23,780    $3,861
  Investment Income Ratio to Net Assets /2/                        0.76%      0.16%      1.87%     3.49%     2.57%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                               1.40%      1.40%      1.40%     1.40%     1.40%
  Total Return, Lowest to Highest /4/                              8.28%     13.13%     16.65%     3.21%    33.01%

December 31, 2003
  Units                                                        4,207,248    855,054  1,617,799 2,133,352   197,639
  Unit Fair Value, Lowest to Highest /1/                          $10.33     $11.26     $10.88    $13.40    $17.34
  Net Assets (In Thousands)                                      $43,469     $9,630    $17,607   $28,580    $3,428
  Investment Income Ratio to Net Assets /2/                        0.75%      0.10%      2.61%     3.43%     5.25%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                               1.40%      1.40%      1.40%     1.40%     1.40%
  Total Return, Lowest to Highest /4/                             27.07%     43.58%     36.86%     4.68%    35.30%

December 31, 2002
  Units                                             2,906,285  4,582,713    968,192  1,815,696 2,637,246   204,428
  Unit Fair Value, Lowest to Highest /1/     $10.96 to $12.44      $8.13      $7.84      $7.95    $12.80    $12.82
  Net Assets (In Thousands)                           $36,075    $37,245     $7,589    $14,437   $33,718    $2,620
  Investment Income Ratio to Net Assets /2/             3.37%      0.60%      0.00%      1.51%     2.92%     5.15%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%      1.40%      1.40%      1.40%     1.40%     1.40%
  Total Return, Lowest to Highest /4/          0.23% to 0.78%    -24.26%    -20.18%    -16.33%     7.33%     2.36%

December 31, 2001
  Units                                             2,940,842  4,916,743  1,079,890  1,988,278 2,937,714   216,523
  Unit Fair Value, Lowest to Highest /1/     $10.87 to $12.41     $10.74      $9.83      $9.50    $11.92    $12.52
  Net Assets (In Thousands)                           $36,431    $52,768    $10,609    $18,894   $35,000    $2,711
  Investment Income Ratio to Net Assets /2/             0.00%      0.46%      0.11%      0.57%     5.91%     5.18%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%      1.40%      1.40%      1.40%     1.40%     1.40%
  Total Return, Lowest to Highest /4/          2.59% to 3.21%    -15.41%     -3.73%    -23.12%     5.91%     6.33%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                         AIM
                                  ----------------------------------------------------------------------------------------------
                                       Capital            Capital         International      International
                                     Appreciation       Appreciation         Growth             Growth             Premier
                                         Fund              Fund B             Fund              Fund B           Equity Fund
                                  ------------------ ------------------ ------------------ ------------------ ------------------
December 31, 2005
  Units                                    2,126,812             77,227            473,274            421,253
  Unit Fair Value, Lowest to
   Highest /1/                       $6.54 to $11.80   $22.78 to $21.11    $9.19 to $14.11   $21.15 to $19.61
  Net Assets (In Thousands)                  $24,385               $938             $6,667             $6,695
  Investment Income Ratio to Net
   Assets /2/                                  0.06%              0.00%              0.67%              0.89%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%     1.30% to 1.90%     0.85% to 1.80%     1.30% to 1.90%
  Total Return, Lowest to
   Highest /4/                        7.92% to 6.90%     7.18% to 6.54%   16.93% to 15.83%   16.19% to 15.49%

December 31, 2004
  Units                                    2,698,592             72,492            469,799             42,094            134,949
  Unit Fair Value, Lowest to
   Highest /1/                       $6.06 to $11.03   $21.25 to $19.81    $7.86 to $12.18   $18.21 to $16.98   $10.75 to $10.59
  Net Assets (In Thousands)                  $28,901               $805             $5,689               $530             $1,443
  Investment Income Ratio to Net
   Assets /2/                                  0.00%              0.00%              0.63%              0.62%              0.03%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%     1.30% to 1.90%     0.85% to 1.80%     1.30% to 1.90%     1.40% to 1.80%
  Total Return, Lowest to
   Highest /4/                        5.72% to 4.72%     7.14% to 4.83%   22.95% to 21.79%   18.13% to 17.66%     4.30% to 3.88%

December 31, 2003
  Units                                    3,257,668             83,665            543,337             26,476          5,245,692
  Unit Fair Value, Lowest to
   Highest /1/                       $5.74 to $10.54   $10.61 to $10.50    $6.39 to $10.00    $10.06 to $9.95    $6.17 to $10.20
  Net Assets (In Thousands)                  $33,285               $886             $5,386               $266            $52,603
  Investment Income Ratio to Net
   Assets /2/                                  0.00%              0.00%              0.52%              0.59%              0.30%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%     1.40% to 1.80%     0.85% to 1.80%     1.40% to 1.80%     0.85% to 1.80%
  Total Return, Lowest to
   Highest /4/                      28.42% to 28.42%   27.39% to 27.39%   27.97% to 27.97%   26.81% to 26.81%   24.02% to 24.02%

December 31, 2002
  Units                                    3,855,751             47,993            651,694              3,753          6,211,111
  Unit Fair Value, Lowest to
   Highest /1/                        $4.47 to $8.40     $8.27 to $8.33     $5.00 to $8.00     $7.87 to $7.93     $4.97 to $8.41
  Net Assets (In Thousands)                  $30,804               $399             $5,045                $30            $50,408
  Investment Income Ratio to Net
   Assets /2/                                  0.00%              0.00%              0.55%              1.08%              0.31%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%     1.40% to 1.80%     0.85% to 1.80%     1.40% to 1.80%     0.85% to 1.80%
  Total Return, Lowest to
   Highest /4/                    -25.71% to -25.00% -25.85% to -25.55% -17.18% to -16.39% -17.43% to -17.10% -31.51% to -30.85%

December 31, 2001
  Units                                    4,259,337                               735,910                             6,944,765
  Unit Fair Value, Lowest to
   Highest /1/                       $5.96 to $11.21                        $5.98 to $9.58                       $7.19 to $12.18
  Net Assets (In Thousands)                  $46,183                                $6,882                               $82,860
  Investment Income Ratio to Net
   Assets /2/                                  0.00%                                 0.32%                                 0.14%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%                        0.85% to 1.80%                        0.85% to 1.80%
  Total Return, Lowest to
   Highest /4/                    -24.66% to -23.93%                    -24.91% to -24.01%                    -14.12% to -13.27%

                                  -------------------

                                    Premier Equity
                                        Fund B
                                  ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

December 31, 2003
  Units                                      139,052
  Unit Fair Value, Lowest to
   Highest /1/                       $6.14 to $10.15
  Net Assets (In Thousands)                   $1,310
  Investment Income Ratio to Net
   Assets /2/                                  0.29%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%
  Total Return, Lowest to
   Highest /4/                      23.77% to 23.77%

December 31, 2002
  Units                                       74,811
  Unit Fair Value, Lowest to
   Highest /1/                        $4.96 to $8.39
  Net Assets (In Thousands)                     $561
  Investment Income Ratio to Net
   Assets /2/                                  0.58%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/                     0.85% to 1.80%
  Total Return, Lowest to
   Highest /4/                    -31.70% to -31.05%

December 31, 2001
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest /3/
  Total Return, Lowest to
   Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                                       Alliance
                                             -------------------------------------------------------------------------
                                             Bernstein
                                                Real       Bernstein
                                               Estate     Real Estate     Premier       Premier          Bernstein
                                             Investment   Investment      Growth        Growth           Small-Cap
                                             Portfolio    Portfolio B    Portfolio    Portfolio B       Portfolio B
                                             ---------- ---------------- --------- ------------------ ----------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units                                        762,560         2,356,884
  Unit Fair Value, Lowest to Highest /1/        $18.96  $20.86 to $20.41
  Net Assets (In Thousands)                    $14,459           $44,359
  Investment Income Ratio to Net Assets /2/      2.33%             2.28%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             1.40%    1.30% to 1.90%
  Total Return, Lowest to Highest /4/           33.74%  37.21% to 36.66%

December 31, 2003
  Units                                        936,692         2,455,396 3,417,300          7,263,147          151,142
  Unit Fair Value, Lowest to Highest /1/        $14.18  $14.10 to $13.95    $10.67   $10.59 to $10.48 $14.23 to $14.08
  Net Assets (In Thousands)                    $13,280           $34,523   $36,450            $76,722           $2,147
  Investment Income Ratio to Net Assets /2/      2.65%             2.46%     0.00%              0.00%            0.56%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             1.40%    1.40% to 1.80%     1.40%     1.40% to 1.80%   1.40% to 1.80%
  Total Return, Lowest to Highest /4/           37.36%  37.09% to 36.55%    21.95%   21.65% to 21.17% 38.94% to 38.38%

December 31, 2002
  Units                                      1,012,299         1,465,642 3,764,511          3,960,777          147,202
  Unit Fair Value, Lowest to Highest /1/        $10.32  $10.21 to $10.28     $8.75     $8.65 to $8.71 $10.18 to $10.24
  Net Assets (In Thousands)                    $10,445           $15,039   $32,919            $34,408           $1,506
  Investment Income Ratio to Net Assets /2/      2.53%             2.32%     0.00%              0.00%            0.09%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             1.40%    1.40% to 1.80%     1.40%     1.40% to 1.80%   1.40% to 1.80%
  Total Return, Lowest to Highest /4/            1.18%    0.48% to 0.89%   -31.61% -32.08% to -31.80% -8.04% to -7.68%

December 31, 2001
  Units                                      1,096,757           504,313 4,644,874          1,214,520            6,876
  Unit Fair Value, Lowest to Highest /1/        $10.20  $10.16 to $10.19    $12.79   $12.77 to $12.75 $11.07 to $11.10
  Net Assets (In Thousands)                    $11,188            $5,134   $59,399            $15,485              $76
  Investment Income Ratio to Net Assets /2/      3.47%             0.57%     0.00%              0.00%            0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             1.40%    1.40% to 1.80%     1.40%     1.40% to 1.80%   1.40% to 1.80%
  Total Return /4/, Lowest to Highest /4/        9.25%  12.37% to 12.68%   -18.37% -18.88% to -18.56% 10.66% to 10.96%

                                             -------------------


                                                 Bernstein
                                                   Value
                                                Portfolio B
                                             ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                                 107,576
  Unit Fair Value, Lowest to Highest /1/       $10.85 to $10.73
  Net Assets (In Thousands)                              $1,164
  Investment Income Ratio to Net Assets /2/               0.77%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             1.40% to 1.80%
  Total Return, Lowest to Highest /4/          26.68% to 26.17%

December 31, 2002
  Units                                                  88,771
  Unit Fair Value, Lowest to Highest /1/         $8.51 to $8.56
  Net Assets (In Thousands)                                $759
  Investment Income Ratio to Net Assets /2/               0.15%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             1.40% to 1.80%
  Total Return, Lowest to Highest /4/        -14.51% to -14.16%

December 31, 2001
  Units                                                  21,497
  Unit Fair Value, Lowest to Highest /1/         $9.95 to $9.98
  Net Assets (In Thousands)                                $214
  Investment Income Ratio to Net Assets /2/               0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             1.40% to 1.80%
  Total Return /4/, Lowest to Highest /4/      -0.50% to -0.24%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                            Liberty                                     Goldman Sachs
                                       ------------------ --------------------------------------------------------
                                       Newport Tiger Fund     Growth and       International         Internet
                                            Variable            Income            Equity            Tollkeeper
                                             Series              Fund              Fund                Fund
                                       ------------------ ------------------ ------------------ ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                            54,143            485,499            194,909
  Unit Fair Value, Lowest to
   Highest /1/                           $12.04 to $11.91     $9.28 to $9.18   $10.48 to $10.37
  Net Assets (In Thousands)                          $652             $4,506             $2,042
  Investment Income Ratio to Net
   Assets /2/                                       2.38%              1.25%              4.02%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/       1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/    42.78% to 42.21%   22.63% to 22.14%   33.61% to 33.08%

December 31, 2002
  Units                                            68,499            589,009            232,066
  Unit Fair Value, Lowest to
   Highest /1/                             $8.37 to $8.43     $7.52 to $7.57     $7.79 to $7.84
  Net Assets (In Thousands)                          $578             $4,446             $1,819
  Investment Income Ratio to Net
   Assets /2/                                       1.14%              1.37%              0.99%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/       1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/  -18.45% to -18.12% -12.92% to -12.57% -19.80% to -19.47%

December 31, 2001
  Units                                            76,324            695,573            277,869            258,649
  Unit Fair Value, Lowest to
   Highest /1/                           $10.27 to $10.30     $8.63 to $8.66     $9.71 to $9.74     $4.25 to $4.26
  Net Assets (In Thousands)                          $786             $6,021             $2,705             $1,102
  Investment Income Ratio to Net
   Assets /2/                                       0.85%              0.48%              1.28%              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/       1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/  -19.95% to -19.04% -10.96% to -10.57% -23.66% to -23.26% -34.87% to -34.59%

                                                            Scudder II
                                       -----------------------------------
                                                            Small-Cap
                                        Global Income         Growth
                                            Fund            Portfolio
                                       ---------------- ------------------
December 31, 2005
  Units                                                            168,675
  Unit Fair Value, Lowest to
   Highest /1/                                              $9.53 to $9.35
  Net Assets (In Thousands)                                         $1,606
  Investment Income Ratio to Net
   Assets /2/                                                        0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                        1.40% to 1.80%
  Total Return, Lowest to Highest /4/                       5.59% to 5.17%

December 31, 2004
  Units                                                            212,686
  Unit Fair Value, Lowest to
   Highest /1/                                              $9.02 to $8.89
  Net Assets (In Thousands)                                         $1,918
  Investment Income Ratio to Net
   Assets /2/                                                        0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                        1.40% to 1.80%
  Total Return, Lowest to Highest /4/                       9.48% to 9.04%

December 31, 2003
  Units                                                            256,266
  Unit Fair Value, Lowest to
   Highest /1/                                              $8.24 to $8.15
  Net Assets (In Thousands)                                         $2,111
  Investment Income Ratio to Net
   Assets /2/                                                        0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                        1.40% to 1.80%
  Total Return, Lowest to Highest /4/                     31.10% to 30.57%

December 31, 2002
  Units                                                            249,283
  Unit Fair Value, Lowest to
   Highest /1/                                              $6.24 to $6.29
  Net Assets (In Thousands)                                         $1,567
  Investment Income Ratio to Net
   Assets /2/                                                        0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                        1.40% to 1.80%
  Total Return, Lowest to Highest /4/                   -34.65% to -34.39%

December 31, 2001
  Units                                         156,459            270,537
  Unit Fair Value, Lowest to
   Highest /1/                         $11.70 to $11.73     $9.55 to $9.58
  Net Assets (In Thousands)                      $1,835             $2,592
  Investment Income Ratio to Net
   Assets /2/                                     5.30%              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/     1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/    2.93% to 3.67% -30.08% to -29.76%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                Scudder II                                         MFS
                                             ------------------------------------------------- --------------------------
                                                Government         Dreman         Dreman High                      High
                                                Securities     Small-Cap Value   Return Equity  Investors Trust   Income
                                                Portfolio         Portfolio        Portfolio       Series B       Series
                                             ---------------- ------------------ ------------- ------------------ -------
December 31, 2005
  Units                                               128,534                                           1,147,380
  Unit Fair Value, Lowest to Highest /1/     $13.61 to $13.36                                    $11.17 to $10.96
  Net Assets (In Thousands)                            $1,746                                             $12,739
  Investment Income Ratio to Net Assets /2/             4.17%                                               0.31%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40% to 1.80%                                      1.40% to 1.80%
  Total Return, Lowest to Highest /4/          1.15% to 0.75%                                      5.54% to 5.12%

December 31, 2004
  Units                                               166,555            262,644                        1,366,192 676,432
  Unit Fair Value, Lowest to Highest /1/     $13.46 to $13.26   $16.10 to $15.86                 $10.59 to $10.43  $12.12
  Net Assets (In Thousands)                            $2,237             $4,225                          $14,392  $8,198
  Investment Income Ratio to Net Assets /2/             3.82%              0.93%                            0.47%   4.85%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40% to 1.80%     1.40% to 1.80%                   1.40% to 1.80%   1.40%
  Total Return, Lowest to Highest /4/          2.31% to 1.90%   24.27% to 23.77%                   9.58% to 9.14%   7.63%

December 31, 2003
  Units                                               228,371            425,796     18,967             1,879,424 863,525
  Unit Fair Value, Lowest to Highest /1/     $13.15 to $13.01   $12.95 to $12.81     $12.47        $9.66 to $9.56  $11.26
  Net Assets (In Thousands)                            $3,000             $5,514       $237               $18,094  $9,724
  Investment Income Ratio to Net Assets /2/             3.00%              1.16%      1.70%                 0.47%   4.03%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40% to 1.80%     1.40% to 1.80%      1.40%        1.40% to 1.80%   1.40%
  Total Return, Lowest to Highest /4/          0.84% to 0.43%   40.06% to 39.50%     30.09%      20.14% to 19.66%  16.32%

December 31, 2002
  Units                                               311,697            525,935     26,662             1,952,970 853,316
  Unit Fair Value, Lowest to Highest /1/     $12.96 to $13.04     $9.19 to $9.25      $9.58        $7.99 to $8.04   $9.68
  Net Assets (In Thousands)                            $4,063             $4,863       $256               $15,667  $8,260
  Investment Income Ratio to Net Assets /2/             3.15%              0.44%      1.03%                 0.45%   6.88%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40% to 1.80%     1.40% to 1.80%      1.40%        1.40% to 1.80%   1.40%
  Total Return, Lowest to Highest /4/          6.12% to 6.55% -12.93% to -12.58%    -19.17%    -22.56% to -22.25%   1.14%

December 31, 2001
  Units                                               237,947            534,806     11,398               883,104 780,096
  Unit Fair Value, Lowest to Highest /1/     $12.21 to $12.24   $10.55 to $10.58     $11.86      $10.31 to $10.34  $10.36
  Net Assets (In Thousands)                            $2,913             $5,658       $135                $9,123  $7,466
  Investment Income Ratio to Net Assets /2/             3.65%              0.00%      0.76%                 0.00%   7.75%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40% to 1.80%     1.40% to 1.80%      1.40%        1.40% to 1.80%   1.40%
  Total Return, Lowest to Highest /4/          5.57% to 6.76%   15.57% to 16.21%      0.28%    -17.61% to -17.28%   0.65%

                                             -----------------

                                               High Income
                                                Series B
                                             ----------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units                                             3,696,643
  Unit Fair Value, Lowest to Highest /1/     $15.65 to $14.79
  Net Assets (In Thousands)                           $44,820
  Investment Income Ratio to Net Assets /2/             4.54%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.30% to 1.90%
  Total Return, Lowest to Highest /4/          7.50% to 7.07%

December 31, 2003
  Units                                             3,231,922
  Unit Fair Value, Lowest to Highest /1/     $11.17 to $11.05
  Net Assets (In Thousands)                           $36,025
  Investment Income Ratio to Net Assets /2/             3.55%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40% to 1.80%
  Total Return, Lowest to Highest /4/        16.06% to 15.60%

December 31, 2002
  Units                                             1,595,503
  Unit Fair Value, Lowest to Highest /1/       $9.56 to $9.63
  Net Assets (In Thousands)                           $15,331
  Investment Income Ratio to Net Assets /2/             4.94%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40% to 1.80%
  Total Return, Lowest to Highest /4/          0.50% to 0.90%

December 31, 2001
  Units                                               304,853
  Unit Fair Value, Lowest to Highest /1/       $9.51 to $9.54
  Net Assets (In Thousands)                            $2,904
  Investment Income Ratio to Net Assets /2/             0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40% to 1.80%
  Total Return, Lowest to Highest /4/         -0.20% to 0.20%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                  MFS
                                              ---------------------------------------------------------------------------
                                              Investors    New
                                                Trust   Discovery   New Discovery     Bond   Research
                                               Series    Series       Series B       Series   Series   Research Series B
                                              --------- --------- ------------------ ------- --------- ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units                                       1,775,231   982,516          6,740,984
  Unit Fair Value, Lowest to Highest /1/         $10.68     $7.52   $14.57 to $13.99
  Net Assets (In Thousands)                     $18,957    $7,388            $51,776
  Investment Income Ratio to Net Assets /2/       0.66%     0.00%              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40%     1.40%     1.30% to 1.90%
  Total Return, Lowest to Highest /4/             9.80%     5.03%     5.37% to 4.95%

December 31, 2003
  Units                                       2,198,563 1,036,706          5,468,948  74,664 1,049,818            143,411
  Unit Fair Value, Lowest to Highest /1/          $9.73     $7.16     $7.12 to $7.04  $13.62     $9.93     $9.87 to $9.76
  Net Assets (In Thousands)                     $21,381    $7,422            $38,808  $1,017   $10,422             $1,410
  Investment Income Ratio to Net Assets /2/       0.67%     0.00%              0.00%   6.57%     0.67%              0.41%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40%     1.40%     1.40% to 1.80%   1.40%     1.40%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/            20.45%    31.86%   31.58% to 31.05%   7.82%    22.97%   22.64% to 22.15%

December 31, 2002
  Units                                       2,273,431   915,242          3,161,132 100,188 1,235,312            123,092
  Unit Fair Value, Lowest to Highest /1/          $8.07     $5.43     $5.37 to $5.41  $12.63     $8.07     $7.99 to $8.05
  Net Assets (In Thousands)                     $18,337    $4,967            $17,058  $1,265    $9,970               $988
  Investment Income Ratio to Net Assets /2/       0.56%     0.00%              0.00%   5.74%     0.28%              0.08%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40%     1.40%     1.40% to 1.80%   1.40%     1.40%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/           -22.06%   -32.58% -33.02% to -32.75%   7.41%   -25.59% -26.07% to -25.77%

December 31, 2001
  Units                                       2,514,803   832,229            867,414 147,949 1,538,746             68,188
  Unit Fair Value, Lowest to Highest /1/         $10.36     $8.05     $8.02 to $8.04  $11.76    $10.85   $10.81 to $10.84
  Net Assets (In Thousands)                     $26,052    $6,701             $6,966  $1,739   $16,691               $738
  Investment Income Ratio to Net Assets /2/       0.50%     0.00%              0.00%   5.93%     0.02%              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40%     1.40%     1.40% to 1.80%   1.40%     1.40%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/           -17.13%    -6.36%   -6.95% to -6.58%   7.19%   -22.35% -22.80% to -22.49%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                        MFS
                                              ------------------------------------------------------- ------------
                                              Emerging                     Strategic                     Davis
                                               Growth    Emerging Growth    Income   Strategic Income   Venture
                                               Series       Series B        Series       Series B     Value Fund A
                                              --------- ------------------ --------- ---------------- ------------
December 31, 2005
  Units                                                                                                 144,107
  Unit Fair Value, Lowest to Highest /1/                                                                 $34.26
  Net Assets (In Thousands)                                                                              $4,938
  Investment Income Ratio to Net Assets /2/                                                               0.64%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/                                                              1.40%
  Total Return, Lowest to Highest /4/                                                                     8.77%

December 31, 2004
  Units                                                                                                  96,358
  Unit Fair Value, Lowest to Highest /1/                                                                 $31.50
  Net Assets (In Thousands)                                                                              $3,035
  Investment Income Ratio to Net Assets /2/                                                               0.56%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/                                                              1.40%
  Total Return, Lowest to Highest /4/                                                                    10.80%

December 31, 2003
  Units                                       1,168,700            102,277  136,455           454,865    62,347
  Unit Fair Value, Lowest to Highest /1/         $10.06    $10.00 to $9.89   $12.75  $12.67 to $12.53    $28.43
  Net Assets (In Thousands)                     $11,753             $1,019   $1,740            $5,752    $1,773
  Investment Income Ratio to Net Assets /2/       0.00%              0.00%    5.36%             4.47%     0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40%     1.40% to 1.80%    1.40%    1.40% to 1.80%     1.40%
  Total Return, Lowest to Highest /4/            28.42%   28.13% to 27.62%    8.85%    8.57% to 8.13%    26.06%

December 31, 2002
  Units                                       1,338,172             81,073  141,806           198,515
  Unit Fair Value, Lowest to Highest /1/          $7.83     $7.75 to $7.81   $11.72  $11.59 to $11.67
  Net Assets (In Thousands)                     $10,478               $632   $1,661            $2,314
  Investment Income Ratio to Net Assets /2/       0.00%              0.00%    1.54%             0.40%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40%     1.40% to 1.80%    1.40%    1.40% to 1.80%
  Total Return, Lowest to Highest /4/           -34.68% -35.04% to -34.78%    6.90%    6.26% to 6.68%

December 31, 2001
  Units                                       1,651,558             36,283   20,273               736
  Unit Fair Value, Lowest to Highest /1/         $11.99   $11.93 to $11.97   $10.96  $10.91 to $10.94
  Net Assets (In Thousands)                     $19,800               $434     $222                $8
  Investment Income Ratio to Net Assets /2/       0.00%              0.00%    3.67%             0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40%     1.40% to 1.80%    1.40%    1.40% to 1.80%
  Total Return, Lowest to Highest /4/           -34.42% -34.81% to -34.55%    3.29%    2.69% to 3.10%

                                              MetLife
                                              --------------------

                                              Davis Venture Value
                                                    Fund E
                                              -------------------
December 31, 2005
  Units                                               22,921,528
  Unit Fair Value, Lowest to Highest /1/        $36.24 to $12.62
  Net Assets (In Thousands)                             $302,602
  Investment Income Ratio to Net Assets /2/                0.52%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      0.75% to 2.35%
  Total Return, Lowest to Highest /4/             9.32% to 7.59%

December 31, 2004
  Units                                               22,734,313
  Unit Fair Value, Lowest to Highest /1/        $33.15 to $11.73
  Net Assets (In Thousands)                             $271,120
  Investment Income Ratio to Net Assets /2/                0.45%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      0.75% to 2.35%
  Total Return, Lowest to Highest /4/             8.13% to 9.53%

December 31, 2003
  Units                                               15,387,994
  Unit Fair Value, Lowest to Highest /1/        $10.87 to $10.71
  Net Assets (In Thousands)                             $164,778
  Investment Income Ratio to Net Assets /2/                0.24%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      0.85% to 2.35%
  Total Return, Lowest to Highest /4/           29.63% to 25.13%

December 31, 2002
  Units                                                4,471,021
  Unit Fair Value, Lowest to Highest /1/          $8.26 to $8.39
  Net Assets (In Thousands)                              $37,182
  Investment Income Ratio to Net Assets /2/                0.53%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      0.85% to 2.25%
  Total Return, Lowest to Highest /4/         -18.41% to -17.26%

December 31, 2001
  Units                                                  364,729
  Unit Fair Value, Lowest to Highest /1/        $10.11 to $10.16
  Net Assets (In Thousands)                               $3,694
  Investment Income Ratio to Net Assets /2/                0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.00% to 2.25%
  Total Return, Lowest to Highest /4/         -13.19% to -12.45%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                            MetLife
                                             ------------------------------------------------------------------------
                                               Harris Oakmark                                             MFS
                                                  Focused       Jennison Growth  Jennison Growth    Investors Trust
                                                  Value B          Portfolio       Portfolio B         Series B
                                             ------------------ --------------- ------------------ ------------------
December 31, 2005
  Units                                               5,521,791     68,816               7,741,343          3,433,883
  Unit Fair Value, Lowest to Highest /1/       $16.40 to $15.94      $5.01         $5.07 to $11.44     $9.39 to $8.69
  Net Assets (In Thousands)                             $89,084       $345                 $85,952            $39,251
  Investment Income Ratio to Net Assets /2/               0.00%      0.00%                   0.00%              0.20%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.30% to 2.35%      1.40%          0.75% to 2.35%     0.75% to 1.90%
  Total Return, Lowest to Highest /4/            8.29% to 7.17%     20.37%        11.52% to 10.91%     6.11% to 4.90%

December 31, 2004
  Units                                               6,638,629                          7,626,777          3,908,131
  Unit Fair Value, Lowest to Highest /1/       $15.14 to $14.88                   $10.50 to $10.31     $8.46 to $8.29
  Net Assets (In Thousands)                             $99,304                            $79,366            $42,439
  Investment Income Ratio to Net Assets /2/               0.00%                              0.01%              0.39%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.30% to 2.35%                     1.30% to 2.35%     0.75% to 1.90%
  Total Return, Lowest to Highest /4/            8.23% to 7.10%                     7.53% to 6.40%    5.88% to 10.49%

December 31, 2003
  Units                                               7,973,293                          6,208,252          4,446,377
  Unit Fair Value, Lowest to Highest /1/       $13.99 to $13.89                     $9.76 to $9.69    $10.02 to $9.86
  Net Assets (In Thousands)                            $110,604                            $60,266            $44,104
  Investment Income Ratio to Net Assets /2/               0.05%                              0.15%              0.21%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.30% to 2.35%                     1.30% to 2.35%     0.85% to 1.80%
  Total Return, Lowest to Highest /4/          27.88% to 26.99%                   20.98% to 20.13%   20.50% to 19.36%

December 31, 2002
  Units                                               2,218,864                          1,788,193          1,376,864
  Unit Fair Value, Lowest to Highest /1/       $10.59 to $10.71                     $7.58 to $7.63     $8.26 to $8.32
  Net Assets (In Thousands)                             $23,633                            $13,610            $11,403
  Investment Income Ratio to Net Assets /2/               0.10%                              0.00%              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40% to 2.25%                     1.40% to 2.25%     0.85% to 1.80%
  Total Return, Lowest to Highest /4/        -11.09% to -10.33%                 -24.15% to -23.72% -21.75% to -21.00%

December 31, 2001
  Units                                                 145,247
  Unit Fair Value, Lowest to Highest /1/       $11.89 to $11.95
  Net Assets (In Thousands)                              $1,730
  Investment Income Ratio to Net Assets /2/               0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40% to 2.25%
  Total Return, Lowest to Highest /4/          24.59% to 25.66%

                                             ------------------------------
                                                 MFS            MFS
                                             Total Return   Total Return
                                               Series A       Series B
                                             ------------ ----------------
December 31, 2005
  Units                                        117,288           3,173,444
  Unit Fair Value, Lowest to Highest /1/        $42.86    $45.78 to $36.93
  Net Assets (In Thousands)                     $5,027             $60,194
  Investment Income Ratio to Net Assets /2/      1.77%               1.40%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40%      0.75% to 1.90%
  Total Return, Lowest to Highest /4/            1.69%      2.08% to 0.92%

December 31, 2004
  Units                                        110,572           2,537,317
  Unit Fair Value, Lowest to Highest /1/        $42.15    $44.85 to $36.59
  Net Assets (In Thousands)                     $4,661             $36,175
  Investment Income Ratio to Net Assets /2/      2.97%               2.49%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40%      0.75% to 1.90%
  Total Return, Lowest to Highest /4/            9.70%      9.20% to 8.37%

December 31, 2003
  Units                                         64,286           1,580,751
  Unit Fair Value, Lowest to Highest /1/        $38.42    $10.60 to $10.43
  Net Assets (In Thousands)                     $2,470             $16,645
  Investment Income Ratio to Net Assets /2/      0.00%               1.16%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40%      0.85% to 1.80%
  Total Return, Lowest to Highest /4/           12.83%    15.74% to 14.65%

December 31, 2002
  Units                                                            730,059
  Unit Fair Value, Lowest to Highest /1/                    $9.10 to $9.16
  Net Assets (In Thousands)                                         $6,665
  Investment Income Ratio to Net Assets /2/                          0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                              0.85% to 1.80%
  Total Return, Lowest to Highest /4/                     -7.20% to -6.31%

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                                MetLife
                                             -----------------------------------------------------------------------------
                                                                                           Putnam
                                                                                        International
                                               Capital Guardian   Capital Guardian U.S.     Stock     Putnam International
                                             U.S. Equity Series A    Equity Series B      Portfolio    Stock Portfolio B
                                             -------------------- --------------------- ------------- --------------------
December 31, 2005
  Units                                               7,110,112             6,924,578       39,486               797,911
  Unit Fair Value, Lowest to Highest /1/       $12.19 to $11.95      $12.13 to $11.63       $10.26      $17.22 to $14.55
  Net Assets (In Thousands)                             $84,969               $82,642         $405               $13,536
  Investment Income Ratio to Net Assets /2/               0.03%                 0.00%        0.64%                 0.43%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             0.85% to 1.40%        0.75% to 1.90%        1.40%        0.75% to 1.90%
  Total Return, Lowest to Highest /4/            4.88% to 4.31%        4.72% to 3.52%       16.37%      16.71% to 15.38%

December 31, 2004
  Units                                               9,031,691             5,560,691       49,871               880,144
  Unit Fair Value, Lowest to Highest /1/       $11.62 to $11.45      $11.59 to $11.24        $8.82      $14.76 to $12.61
  Net Assets (In Thousands)                            $103,466               $63,549         $440               $12,912
  Investment Income Ratio to Net Assets /2/               0.23%                 1.04%        1.14%                 1.34%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             0.85% to 1.40%        0.75% to 1.90%        1.40%        0.75% to 1.90%
  Total Return, Lowest to Highest /4/            8.37% to 7.77%        7.78% to 6.96%       16.55%      16.15% to 13.86%

December 31, 2003
  Units                                                 239,843             2,554,779       34,170             1,039,796
  Unit Fair Value, Lowest to Highest /1/       $10.73 to $10.63      $10.69 to $10.52        $7.57      $12.67 to $12.59
  Net Assets (In Thousands)                              $2,550               $27,086         $259               $13,121
  Investment Income Ratio to Net Assets /2/               0.00%                 0.42%        0.68%                 0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/             0.85% to 1.40%        0.85% to 1.80%        1.40%        0.85% to 1.80%
  Total Return, Lowest to Highest /4/          26.31% to 25.85%      36.28% to 35.00%       26.26%      26.69% to 25.89%

December 31, 2002
  Units                                                                     1,117,958       44,695
  Unit Fair Value, Lowest to Highest /1/                               $7.80 to $7.85        $5.99
  Net Assets (In Thousands)                                                    $8,740         $268
  Investment Income Ratio to Net Assets /2/                                     0.00%        0.95%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                                   0.85% to 1.80%        1.40%
  Total Return, Lowest to Highest /4/                              -22.05% to -21.55%      -18.64%

December 31, 2001
  Units                                                                                     54,113
  Unit Fair Value, Lowest to Highest /1/                                                     $7.37
  Net Assets (In Thousands)                                                                   $399
  Investment Income Ratio to Net Assets /2/                                                  0.32%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                                                         1.40%
  Total Return, Lowest to Highest /4/                                                      -21.70%

                                             ---------------------------------

                                                                BlackRock
                                             BlackRock Money   Money Market
                                             Market Portfolio  Portfolio B
                                             ---------------- ---------------
December 31, 2005
  Units                                             1,455,575       4,335,281
  Unit Fair Value, Lowest to Highest /1/     $10.21 to $10.06 $10.39 to $9.82
  Net Assets (In Thousands)                           $14,641         $43,127
  Investment Income Ratio to Net Assets /2/             2.83%           3.46%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%  0.75% to 2.35%
  Total Return, Lowest to Highest /4/          2.02% to 1.47%  1.49% to 0.42%

December 31, 2004
  Units                                             2,068,250
  Unit Fair Value, Lowest to Highest /1/      $10.01 to $9.91
  Net Assets (In Thousands)                           $20,503
  Investment Income Ratio to Net Assets /2/             0.99%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%
  Total Return, Lowest to Highest /4/         0.13% to -0.42%

December 31, 2003
  Units                                             2,219,930
  Unit Fair Value, Lowest to Highest /1/       $9.99 to $9.96
  Net Assets (In Thousands)                           $22,100
  Investment Income Ratio to Net Assets /2/             0.83%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%
  Total Return, Lowest to Highest /4/        -0.07% to -0.45%

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                                         MetLife
                                             ---------------------------------------------------------------------------
                                                                          BlackRock
                                               Stock                        Bond
                                               Index      Stock Index      Income    BlackRock Bond  BlackRock Strategic
                                             Portfolio    Portfolio B      Class A   Income Class B     Value Class B
                                             --------- ------------------ --------- ---------------- -------------------
December 31, 2005
  Units                                       73,926            3,085,841  204,201           496,720           222,081
  Unit Fair Value, Lowest to Highest /1/       $8.72     $11.73 to $11.41   $47.73  $52.26 to $40.41  $19.25 to $18.07
  Net Assets (In Thousands)                     $645              $35,688   $9,747           $22,147            $4,106
  Investment Income Ratio to Net Assets /2/    0.00%                1.34%    4.11%             2.76%             0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40%       1.30% to 2.35%    1.40%    0.75% to 1.90%    0.75% to 1.90%
  Total Return, Lowest to Highest /4/          7.58%       3.03% to 1.96%    0.99%    1.39% to 0.24%    3.14% to 1.96%

December 31, 2004
  Units                                                         3,058,217  208,616            44,502           276,925
  Unit Fair Value, Lowest to Highest /1/                 $11.39 to $11.19   $47.26  $45.83 to $40.31  $18.66 to $17.72
  Net Assets (In Thousands)                                       $34,453   $9,860            $1,979            $5,002
  Investment Income Ratio to Net Assets /2/                         0.77%    0.00%             0.00%             0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                       1.30% to 2.35%    1.40%    1.30% to 1.90%    0.75% to 1.90%
  Total Return, Lowest to Highest /4/                      8.85% to 7.71%    2.98%    2.82% to 2.21%  13.66% to 12.13%

December 31, 2003
  Units                                                         2,324,078
  Unit Fair Value, Lowest to Highest /1/                 $10.46 to $10.39
  Net Assets (In Thousands)                                       $24,134
  Investment Income Ratio to Net Assets /2/                         1.36%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                       1.30% to 2.35%
  Total Return, Lowest to Highest /4/                    21.24% to 20.39%

December 31, 2002
  Units                                                         1,082,604
  Unit Fair Value, Lowest to Highest /1/                   $8.20 to $8.29
  Net Assets (In Thousands)                                        $8,934
  Investment Income Ratio to Net Assets /2/                         0.57%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                       1.40% to 2.25%
  Total Return, Lowest to Highest /4/                  -24.24% to -23.60%

December 31, 2001
  Units                                                            43,948
  Unit Fair Value, Lowest to Highest /1/                 $10.83 to $10.85
  Net Assets (In Thousands)                                          $476
  Investment Income Ratio to Net Assets /2/                         0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                       1.40% to 2.25%
  Total Return, Lowest to Highest /4/                  -15.49% to -14.76%

                                             --------------------

                                             Franklin Templeton
                                             Small-Cap Portfolio
                                                      B
                                             -------------------
December 31, 2005
  Units                                              1,835,415
  Unit Fair Value, Lowest to Highest /1/       $10.09 to $9.81
  Net Assets (In Thousands)                            $18,385
  Investment Income Ratio to Net Assets /2/              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/            1.30% to 1.90%
  Total Return, Lowest to Highest /4/           3.05% to 2.43%

December 31, 2004
  Units                                                173,767
  Unit Fair Value, Lowest to Highest /1/        $9.79 to $9.58
  Net Assets (In Thousands)                             $1,692
  Investment Income Ratio to Net Assets /2/              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/            1.30% to 1.90%
  Total Return, Lowest to Highest /4/         10.79% to 10.35%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                            MetLife
                                             ------------------------------------------------------------------------------------
                                                Salomon
                                                Brothers    Salomon Brothers Salomon Brothers
                                             Strategic Bond  Strategic Bond  U.S. Government    T. Rowe Price     T. Rowe Price
                                                Class A         Class B          Class B      Small-Cap Class A Small-Cap Class B
                                             -------------- ---------------- ---------------- ----------------- -----------------
December 31, 2005
  Units                                          67,853              261,373            4,435          336,416           515,246
  Unit Fair Value, Lowest to Highest /1/         $20.52     $21.51 to $18.92 $16.79 to $14.20 $15.37 to $14.64  $15.26 to $13.79
  Net Assets (In Thousands)                      $1,392               $5,176              $68           $4,930            $7,394
  Investment Income Ratio to Net Assets /2/       3.27%                3.00%            0.00%            0.00%             0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/              1.40%       0.75% to 1.90%   0.85% to 2.35%   0.85% to 1.40%    0.75% to 1.90%
  Total Return, Lowest to Highest /4/             1.41%       1.80% to 0.64%  0.26% to -0.73%  10.07% to 9.47%    9.89% to 8.64%

December 31, 2004
  Units                                          69,596              265,613                           366,962           545,205
  Unit Fair Value, Lowest to Highest /1/         $20.23     $21.13 to $18.80                  $13.96 to $13.38  $13.89 to $12.69
  Net Assets (In Thousands)                      $1,408               $5,212                            $4,912            $7,174
  Investment Income Ratio to Net Assets /2/       0.00%                0.00%                             0.00%             0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/              1.40%       0.75% to 1.90%                    0.85% to 1.40%    0.75% to 1.90%
  Total Return, Lowest to Highest /4/             5.13%       5.67% to 5.66%                   10.14% to 9.54%    9.97% to 6.26%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                             ------------------


                                               T. Rowe Price
                                             Large-Cap Class A
                                             -----------------
December 31, 2005
  Units                                             1,166,587
  Unit Fair Value, Lowest to Highest /1/     $13.38 to $12.86
  Net Assets (In Thousands)                           $15,011
  Investment Income Ratio to Net Assets /2/             0.58%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%
  Total Return, Lowest to Highest /4/          5.69% to 5.11%

December 31, 2004
  Units                                             1,366,117
  Unit Fair Value, Lowest to Highest /1/     $12.66 to $12.24
  Net Assets (In Thousands)                           $16,722
  Investment Income Ratio to Net Assets /2/             0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           0.85% to 1.40%
  Total Return, Lowest to Highest /4/          8.99% to 8.40%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                                    MetLife
                                              -------------------------------------------------------------------
                                                                Oppenheimer Global Met/Putnam
                                                T. Rowe Price         Equity        Voyager       Met/Putnam
                                              Large-Cap Class B      Class B       Portfolio  Voyager Portfolio B
                                              ----------------- ------------------ ---------- -------------------
December 31, 2005
  Units                                              3,489,031            305,962
  Unit Fair Value, Lowest to Highest /1/      $13.29 to $12.24   $17.82 to $16.10
  Net Assets (In Thousands)                            $44,152             $5,299
  Investment Income Ratio to Net Assets /2/              0.35%              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    0.75% to 1.90%     0.75% to 1.90%
  Total Return, Lowest to Highest /4/           5.54% to 4.33%   17.62% to 16.73%

December 31, 2004
  Units                                              2,396,951                       75,528             742,134
  Unit Fair Value, Lowest to Highest /1/      $12.59 to $11.73                        $4.51      $4.55 to $4.31
  Net Assets (In Thousands)                            $28,961                         $341              $5,373
  Investment Income Ratio to Net Assets /2/              0.00%                        0.11%               0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    0.75% to 1.90%                        1.40%      0.75% to 1.90%
  Total Return, Lowest to Highest /4/           8.99% to 8.00%                        3.52%      4.85% to 4.05%

December 31, 2003
  Units                                                                              86,409             126,300
  Unit Fair Value, Lowest to Highest /1/                                              $4.36    $11.78 to $11.70
  Net Assets (In Thousands)                                                            $377              $1,484
  Investment Income Ratio to Net Assets /2/                                           0.00%               0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/                                          1.40%      0.85% to 1.80%
  Total Return, Lowest to Highest /4/                                                24.16%    17.75% to 17.01%

December 31, 2002
  Units                                                                              85,734
  Unit Fair Value, Lowest to Highest /1/                                              $3.51
  Net Assets (In Thousands)                                                            $301
  Investment Income Ratio to Net Assets /2/                                           0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/                                          1.40%
  Total Return, Lowest to Highest /4/                                               -29.90%

December 31, 2001
  Units                                                                             109,052
  Unit Fair Value, Lowest to Highest /1/                                              $5.01
  Net Assets (In Thousands)                                                            $546
  Investment Income Ratio to Net Assets /2/                                           0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/                                          1.40%
  Total Return, Lowest to Highest /4/                                               -31.79%

                                                               Oppenheimer
                                              -----------------------------
                                                                 Capital
                                                MFS Research   Appreciation
                                                 Managers B        Fund
                                              ---------------- ------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units                                                          535,465
  Unit Fair Value, Lowest to Highest /1/                          $14.23
  Net Assets (In Thousands)                                       $7,620
  Investment Income Ratio to Net Assets /2/                        0.33%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/                       1.40%
  Total Return, Lowest to Highest /4/                              5.45%

December 31, 2003
  Units                                                 10,807   685,140
  Unit Fair Value, Lowest to Highest /1/      $11.83 to $11.80    $13.50
  Net Assets (In Thousands)                               $128    $9,247
  Investment Income Ratio to Net Assets /2/              0.00%     0.36%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40% to 1.80%     1.40%
  Total Return, Lowest to Highest /4/         18.29% to 17.97%    29.13%

December 31, 2002
  Units                                                          643,117
  Unit Fair Value, Lowest to Highest /1/                          $10.45
  Net Assets (In Thousands)                                       $6,722
  Investment Income Ratio to Net Assets /2/                        0.63%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/                       1.40%
  Total Return, Lowest to Highest /4/                            -27.88%

December 31, 2001
  Units                                                          772,904
  Unit Fair Value, Lowest to Highest /1/                          $14.49
  Net Assets (In Thousands)                                      $11,201
  Investment Income Ratio to Net Assets /2/                        0.64%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/                       1.40%
  Total Return, Lowest to Highest /4/                            -13.80%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                Oppenheimer                               Putnam
                                             ------------------------------------------------- ----------------------------
                                             Main Street
                                              Growth &    High                                 Growth &
                                               Income    Income       Bond      Strategic Bond  Income    Growth & Income
                                                Fund      Fund        Fund           Fund        Fund         Fund B
                                             ----------- ------- -------------- -------------- --------- ------------------
December 31, 2005
  Units                                                                                        1,309,215            289,090
  Unit Fair Value, Lowest to Highest /1/                                                          $12.96   $56.51 to $45.99
  Net Assets (In Thousands)                                                                      $16,964             $5,044
  Investment Income Ratio to Net Assets /2/                                                        1.84%              1.41%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                                                               1.40%     0.75% to 1.90%
  Total Return, Lowest to Highest /4/                                                              4.04%     4.44% to 3.25%

December 31, 2004
  Units                                                                                        1,588,036            254,847
  Unit Fair Value, Lowest to Highest /1/                                                          $12.45   $54.11 to $44.54
  Net Assets (In Thousands)                                                                      $19,779             $3,526
  Investment Income Ratio to Net Assets /2/                                                        1.86%              1.49%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                                                               1.40%     0.75% to 1.90%
  Total Return, Lowest to Highest /4/                                                              9.81%     9.02% to 8.19%

December 31, 2003
  Units                                         955,112  275,782        942,696        260,052 1,966,880            232,335
  Unit Fair Value, Lowest to Highest /1/          $9.88   $11.42         $12.88         $13.29    $11.34   $11.30 to $11.14
  Net Assets (In Thousands)                      $9,438   $3,151        $12,144         $3,454   $22,308             $2,613
  Investment Income Ratio to Net Assets /2/       0.98%    7.03%          5.59%          6.23%     2.11%              1.47%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/              1.40%    1.40%          1.40%          1.40%     1.40%     0.85% to 1.80%
  Total Return, Lowest to Highest /4/            24.96%   22.24%          5.29%         16.43%    25.92%   23.55% to 25.11%

December 31, 2002
  Units                                       1,031,033  272,760      1,151,840        299,927 2,384,806            144,771
  Unit Fair Value, Lowest to Highest /1/          $7.91    $9.35         $12.23         $11.41     $9.01     $8.90 to $8.97
  Net Assets (In Thousands)                      $8,152   $2,549        $14,092         $3,419   $21,460             $1,296
  Investment Income Ratio to Net Assets /2/       0.80%   10.35%          7.24%          8.40%     1.81%              1.37%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/              1.40%    1.40%          1.40%          1.40%     1.40%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/           -19.93%   -3.75% 7.56% to 7.56% 5.95% to 5.95%   -19.92% -20.43% to -20.12%

December 31, 2001
  Units                                       1,357,695  298,630      1,161,929        339,129 2,743,708             80,901
  Unit Fair Value, Lowest to Highest /1/          $9.88    $9.71         $11.37         $10.77    $11.25   $11.19 to $11.22
  Net Assets (In Thousands)                     $13,409   $2,900        $13,216         $3,650   $30,855               $907
  Investment Income Ratio to Net Assets /2/       0.58%   10.37%          7.61%          2.46%     1.69%              0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/              1.40%    1.40%          1.40%          1.40%     1.40%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/           -11.42%    0.54%          6.28%          3.38%    -7.48%   -8.07% to -7.70%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                       Putnam
                                              --------------------------------------------------------------------------------
                                                                                            International
                                               Vista        Vista        Equity Income Fund    Growth     International Equity
                                               Fund         Fund B               B              Fund             Fund B
                                              ------- ------------------ ------------------ ------------- --------------------
December 31, 2005
  Units                                       424,017             51,434         1,760,798
  Unit Fair Value, Lowest to Highest /1/       $12.98   $15.65 to $14.82  $14.04 to $13.61
  Net Assets (In Thousands)                    $5,503               $662           $24,526
  Investment Income Ratio to Net Assets /2/     0.00%              0.00%             0.80%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40%     1.30% to 1.90%    0.75% to 1.90%
  Total Return, Lowest to Highest /4/          10.92%   10.70% to 10.04%    4.72% to 3.53%

December 31, 2004
  Units                                       489,421             76,783           869,958    1,289,771             2,458,899
  Unit Fair Value, Lowest to Highest /1/       $11.70   $14.13 to $13.47  $13.40 to $13.15       $15.38      $15.25 to $15.02
  Net Assets (In Thousands)                    $5,726               $890           $11,601      $19,842               $37,340
  Investment Income Ratio to Net Assets /2/     0.00%              0.00%             0.07%        1.79%                 1.69%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40%     1.30% to 1.90%    0.75% to 1.90%        1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/          17.25%   14.00% to 13.55%   10.75% to 9.91%       14.86%      14.58% to 14.12%

December 31, 2003
  Units                                       577,447             77,286           214,736    1,670,509             3,747,457
  Unit Fair Value, Lowest to Highest /1/        $9.98     $9.92 to $9.81  $12.08 to $12.01       $13.39      $13.31 to $13.16
  Net Assets (In Thousands)                    $5,763               $764            $2,589      $22,374               $49,727
  Investment Income Ratio to Net Assets /2/     0.00%              0.00%             0.55%        1.11%                 0.80%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40%     1.40% to 1.80%    0.85% to 1.80%        1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/          31.57%   31.32% to 30.79%  20.82% to 20.05%       27.10%      26.74% to 26.24%

December 31, 2002
  Units                                       691,709            149,242                      1,833,625             2,515,079
  Unit Fair Value, Lowest to Highest /1/        $7.59     $7.50 to $7.55                         $10.54      $10.43 to $10.50
  Net Assets (In Thousands)                    $5,244             $1,123                        $19,320               $26,349
  Investment Income Ratio to Net Assets /2/     0.00%              0.00%                          1.05%                 0.60%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40%     1.40% to 1.80%                          1.40%           1.40% 1.80%
  Total Return, Lowest to Highest /4/         -31.35% -31.84% to -31.57%                        -18.67%    -19.14% to -18.82%

December 31, 2001
  Units                                       866,962             24,886                      1,987,661               740,305
  Unit Fair Value, Lowest to Highest /1/       $11.05   $11.00 to $11.04                         $12.96      $12.89 to $12.93
  Net Assets (In Thousands)                    $9,575               $274                        $25,753                $9,561
  Investment Income Ratio to Net Assets /2/     0.00%              0.00%                          0.36%                 0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40%     1.40% to 1.80%                          1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/         -34.33% -34.70% to -34.43%                        -21.53%    -22.04% to -21.72%

                                              --------
                                                New
                                               Value
                                               Fund
                                              -------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                       122,841
  Unit Fair Value, Lowest to Highest /1/       $13.98
  Net Assets (In Thousands)                    $1,717
  Investment Income Ratio to Net Assets /2/     1.60%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40%
  Total Return, Lowest to Highest /4/          31.02%

December 31, 2002
  Units                                       159,447
  Unit Fair Value, Lowest to Highest /1/       $10.67
  Net Assets (In Thousands)                    $1,697
  Investment Income Ratio to Net Assets /2/     1.05%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40%
  Total Return, Lowest to Highest /4/         -16.62%

December 31, 2001
  Units                                       161,835
  Unit Fair Value, Lowest to Highest /1/       $12.79
  Net Assets (In Thousands)                    $2,069
  Investment Income Ratio to Net Assets /2/     0.85%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/    1.40%
  Total Return, Lowest to Highest /4/           2.16%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                 Putnam
                                          ----------------------------------------------------- ------------------
                                                             International
                                                                  New
                                              New Value      Opportunities  International New   Growth Securities
                                               Fund B            Fund      Opportunities Fund B       Fund
                                          ------------------ ------------- -------------------- ------------------
December 31, 2005
  Units                                                                                                    144,392
  Unit Fair Value, Lowest to Highest /1/                                                          $13.54 to $16.86
  Net Assets (In Thousands)                                                                                 $2,419
  Investment Income Ratio to Net
   Assets /2/                                                                                                1.25%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                                                                0.85% to 1.40%
  Total Return, Lowest to Highest /4/                                                               8.14% to 7.55%

December 31, 2004
  Units                                                                                                    196,015
  Unit Fair Value, Lowest to Highest /1/                                                          $12.52 to $15.68
  Net Assets (In Thousands)                                                                                 $3,058
  Investment Income Ratio to Net
   Assets /2/                                                                                                1.27%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/                                                                0.85% to 1.40%
  Total Return, Lowest to Highest /4/                                                             15.26% to 14.63%

December 31, 2003
  Units                                               51,847    189,171                 28,689             206,104
  Unit Fair Value, Lowest to Highest /1/    $13.88 to $13.73     $10.96       $10.88 to $10.76    $10.86 to $13.68
  Net Assets (In Thousands)                             $717     $2,073                   $311              $2,802
  Investment Income Ratio to Net
   Assets /2/                                          1.44%      0.60%                  0.34%               1.67%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%      1.40%         1.40% to 1.80%      0.85% to 1.40%
  Total Return, Lowest to Highest /4/       30.64% to 30.12%     31.74%       31.36% to 30.83%    31.50% to 30.78%

December 31, 2002
  Units                                               88,936    235,384                 31,106             231,511
  Unit Fair Value, Lowest to Highest /1/    $10.55 to $10.62      $8.32         $8.22 to $8.28     $8.26 to $10.46
  Net Assets (In Thousands)                             $941     $1,955                   $257              $2,406
  Investment Income Ratio to Net
   Assets /2/                                          0.56%      0.97%                  0.49%               2.56%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%      1.40%         1.40% to 1.80%      0.85% to 1.40%
  Total Return, Lowest to Highest /4/     -17.11% to -16.78%    -14.67%     -15.17% to -14.83%  -19.46% to -19.01%

December 31, 2001
  Units                                               27,156    294,391                  9,789             259,143
  Unit Fair Value, Lowest to Highest /1/    $12.73 to $12.76      $9.75         $9.70 to $9.72    $10.20 to $12.99
  Net Assets (In Thousands)                             $346     $2,867                    $95              $3,339
  Investment Income Ratio to Net
   Assets /2/                                          0.00%      0.00%                  0.00%               2.11%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%      1.40%         1.40% to 1.80%      0.85% to 1.40%
  Total Return, Lowest to Highest /4/         1.47% to 1.87%    -29.52%     -29.96% to -29.68%    -2.37% to -1.83%

                                               Templeton
                                          --------------------------------------


                                          Growth Securities  Foreign Securities
                                               Fund B               Fund
                                          ------------------ ------------------
December 31, 2005
  Units                                              118,958          1,226,736
  Unit Fair Value, Lowest to Highest /1/    $17.08 to $16.34   $11.44 to $12.00
  Net Assets (In Thousands)                           $1,987            $14,707
  Investment Income Ratio to Net
   Assets /2/                                          1.08%              1.29%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/         7.94% to 6.93%     9.54% to 8.94%

December 31, 2004
  Units                                              130,645          1,377,712
  Unit Fair Value, Lowest to Highest /1/    $15.83 to $15.28   $10.44 to $11.01
  Net Assets (In Thousands)                           $2,032            $15,157
  Investment Income Ratio to Net
   Assets /2/                                          1.19%              1.12%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/       15.04% to 13.95%   17.86% to 17.22%

December 31, 2003
  Units                                              149,398          1,473,977
  Unit Fair Value, Lowest to Highest /1/    $13.76 to $13.41     $8.86 to $9.39
  Net Assets (In Thousands)                           $2,030            $13,833
  Investment Income Ratio to Net
   Assets /2/                                          1.58%              1.89%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/       31.02% to 29.78%   31.43% to 30.71%

December 31, 2002
  Units                                              153,921          1,473,556
  Unit Fair Value, Lowest to Highest /1/    $10.33 to $10.50     $6.74 to $7.19
  Net Assets (In Thousands)                           $1,604            $10,579
  Investment Income Ratio to Net
   Assets /2/                                          2.50%              1.80%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/     -19.95% to -19.18% -19.54% to -19.10%

December 31, 2001
  Units                                               86,788          1,577,562
  Unit Fair Value, Lowest to Highest /1/    $12.95 to $12.99     $8.33 to $8.93
  Net Assets (In Thousands)                           $1,124            $14,076
  Investment Income Ratio to Net
   Assets /2/                                          0.48%              3.21%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/       -3.08% to -2.15% -16.93% to -16.47%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                        Templeton
                                          -----------------------------------------------------------------------------------
                                                             Developing
                                                              Markets
                                          Foreign Securities Securities Developing Markets  Global Income     Global Income
                                                Fund B          Fund    Securities Fund B  Securities Fund  Securities Fund B
                                          ------------------ ---------- ------------------ ---------------- -----------------
December 31, 2005
  Units                                            3,967,219  554,323           2,933,752
  Unit Fair Value, Lowest to Highest /1/    $30.90 to $26.40   $16.21    $10.76 to $10.15
  Net Assets (In Thousands)                          $53,288   $8,984             $43,208
  Investment Income Ratio to Net
   Assets /2/                                          1.13%    1.37%               1.25%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.75% to 1.90%    1.40%      1.30% to 1.90%
  Total Return, Lowest to Highest /4/         9.35% to 8.10%   25.99%    25.79% to 25.04%

December 31, 2004
  Units                                            3,503,286  663,058           2,801,967
  Unit Fair Value, Lowest to Highest /1/    $28.26 to $24.42   $12.86      $8.56 to $8.12
  Net Assets (In Thousands)                          $40,437   $8,530             $34,333
  Investment Income Ratio to Net
   Assets /2/                                          1.03%    1.88%               1.77%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.75% to 1.90%    1.40%      1.30% to 1.90%
  Total Return, Lowest to Highest /4/       16.88% to 14.79%   23.09%    22.95% to 22.46%

December 31, 2003
  Units                                            1,424,848  768,313           2,245,737            87,702           32,185
  Unit Fair Value, Lowest to Highest /1/      $9.47 to $9.24   $10.45    $10.36 to $10.25  $15.64 to $14.73 $14.85 to $14.47
  Net Assets (In Thousands)                          $13,302   $8,030             $23,210            $1,294             $472
  Investment Income Ratio to Net
   Assets /2/                                          1.54%    1.35%               1.16%             7.50%            7.62%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%    1.40%      1.40% to 1.80%    0.85% to 1.40%   0.85% to 1.80%
  Total Return, Lowest to Highest /4/       31.09% to 29.86%   51.60%    50.87% to 50.27%  21.68% to 21.01% 21.40% to 20.25%

December 31, 2002
  Units                                              653,477  844,175           1,440,188            92,223           40,498
  Unit Fair Value, Lowest to Highest /1/      $7.11 to $7.23    $6.89      $6.82 to $6.87  $12.17 to $12.86 $12.03 to $12.23
  Net Assets (In Thousands)                           $4,684   $5,817              $9,871            $1,124             $492
  Investment Income Ratio to Net
   Assets /2/                                          1.64%    1.67%               1.43%             1.16%            1.01%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%    1.40%      1.40% to 1.80%    0.85% to 1.40%   0.85% to 1.80%
  Total Return, Lowest to Highest /4/     -20.02% to -19.25%   -1.35%    -1.93% to -1.54%  19.76% to 20.42% 18.99% to 20.12%

December 31, 2001
  Units                                              238,061  976,427             534,427            95,070           18,615
  Unit Fair Value, Lowest to Highest /1/      $8.89 to $8.95    $6.99      $6.96 to $6.98  $10.16 to $10.68 $10.11 to $10.18
  Net Assets (In Thousands)                           $2,124   $6,823              $3,724              $967             $189
  Investment Income Ratio to Net
   Assets /2/                                          0.85%    1.06%               0.15%             3.71%            1.02%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.80%    1.40%      1.40% to 1.80%    0.85% to 1.40%   0.85% to 1.80%
  Total Return, Lowest to Highest /4/     -17.50% to -16.71%   -9.37%    -9.73% to -9.37%    1.11% to 1.67%   0.41% to 1.37%

                                          -------------------


                                          Franklin Small-Cap
                                                 Fund
                                          ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                              434,425
  Unit Fair Value, Lowest to Highest /1/     $5.82 to $11.69
  Net Assets (In Thousands)                           $4,997
  Investment Income Ratio to Net
   Assets /2/                                          0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%
  Total Return, Lowest to Highest /4/       36.44% to 35.70%

December 31, 2002
  Units                                              442,699
  Unit Fair Value, Lowest to Highest /1/      $4.26 to $8.61
  Net Assets (In Thousands)                           $3,741
  Investment Income Ratio to Net
   Assets /2/                                          0.44%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%
  Total Return, Lowest to Highest /4/     -29.52% to -29.13%

December 31, 2001
  Units                                              423,818
  Unit Fair Value, Lowest to Highest /1/     $6.02 to $12.22
  Net Assets (In Thousands)                           $5,066
  Investment Income Ratio to Net
   Assets /2/                                          0.52%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          0.85% to 1.40%
  Total Return, Lowest to Highest /4/     -16.21% to -15.74%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                     Templeton
                                             ----------------------------------------------------------------------
                                                                Mutual Shares                        Large-Cap
                                             Franklin Small-Cap  Securities     Mutual Shares    Growth Securities
                                                   Fund B           Fund      Securities Fund B        Fund
                                             ------------------ ------------- ------------------ ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                                 504,047     810,909            1,874,994            407,506
  Unit Fair Value, Lowest to Highest /1/       $11.78 to $11.48       13.22     $13.25 to $12.99    $8.20 to $12.69
  Net Assets (In Thousands)                              $5,848     $10,724              $24,551             $5,091
  Investment Income Ratio to Net Assets /2/               0.00%       1.13%                1.02%              0.75%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   0.85% to 1.80%       1.40%       0.85% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/          36.08% to 34.80%      23.74%     24.09% to 22.92%   26.06% to 25.37%

December 31, 2002
  Units                                                 311,069     874,928            1,436,712            464,437
  Unit Fair Value, Lowest to Highest /1/         $8.52 to $8.66      $10.69     $10.56 to $10.68    $6.51 to $10.12
  Net Assets (In Thousands)                              $2,669      $9,345              $15,252             $4,634
  Investment Income Ratio to Net Assets /2/               0.27%       1.10%                0.87%              0.84%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   0.85% to 1.80%       1.40%       1.40% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/        -29.96% to -29.29%     -12.79%   -13.39% to -12.56% -24.01% to -23.59%

December 31, 2001
  Units                                                 124,852   1,022,569              631,527            525,981
  Unit Fair Value, Lowest to Highest /1/       $12.16 to $12.24      $12.25     $12.20 to $12.23    $8.52 to $13.32
  Net Assets (In Thousands)                              $1,523     $12,529               $7,716             $6,908
  Investment Income Ratio to Net Assets /2/               0.13%       1.91%                0.28%              0.57%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   0.85% to 1.80%       1.40%       1.40% to 1.80%     0.85% to 1.40%
  Total Return, Lowest to Highest /4/        -16.77% to -15.97%       5.81%       5.12% to 5.55% -12.50% to -12.01%

                                                                Fidelity
                                             ----------------------------
                                                 Large-Cap
                                             Growth Securities   Growth
                                                  Fund B        Portfolio
                                             ------------------ ---------
December 31, 2005
  Units                                                          132,056
  Unit Fair Value, Lowest to Highest /1/                          $12.13
  Net Assets (In Thousands)                                       $1,602
  Investment Income Ratio to Net Assets /2/                        0.53%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                                     1.40%
  Total Return, Lowest to Highest /4/                              4.33%

December 31, 2004
  Units                                                          188,866
  Unit Fair Value, Lowest to Highest /1/                          $11.63
  Net Assets (In Thousands)                                       $2,196
  Investment Income Ratio to Net Assets /2/                        0.27%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                                     1.40%
  Total Return, Lowest to Highest /4/                              1.94%

December 31, 2003
  Units                                                 514,511  216,529
  Unit Fair Value, Lowest to Highest /1/       $12.80 to $12.48   $11.40
  Net Assets (In Thousands)                              $6,510   $2,469
  Investment Income Ratio to Net Assets /2/               0.71%    0.29%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   0.85% to 1.80%    1.40%
  Total Return, Lowest to Highest /4/          25.87% to 24.68%   31.00%

December 31, 2002
  Units                                                 505,278  252,608
  Unit Fair Value, Lowest to Highest /1/       $10.01 to $10.17    $8.71
  Net Assets (In Thousands)                              $5,100   $2,199
  Investment Income Ratio to Net Assets /2/               0.86%    0.26%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40% to 1.80%    1.40%
  Total Return, Lowest to Highest /4/        -24.56% to -23.84%  -31.08%

December 31, 2001
  Units                                                 206,824  295,355
  Unit Fair Value, Lowest to Highest /1/       $13.27 to $13.35   $12.63
  Net Assets (In Thousands)                              $2,752   $3,731
  Investment Income Ratio to Net Assets /2/               0.07%    0.08%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   0.85% to 1.80%    1.40%
  Total Return, Lowest to Highest /4/        -13.02% to -12.18%  -18.80%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                                        Fidelity
                                              ---------------------------------------------------------------------------------
                                                                    Growth
                                                   Growth        Opportunities Growth & Income Equity Income   Equity Income
                                                 Portfolio B       Portfolio      Portfolio      Portfolio      Portfolio B
                                              ------------------ ------------- --------------- ------------- ------------------
December 31, 2005
  Units                                                4,785,690     37,228        103,638        112,188               526,931
  Unit Fair Value, Lowest to Highest /1/        $55.40 to $49.36      $9.33         $12.48         $13.49      $55.59 to $49.54
  Net Assets (In Thousands)                              $72,323       $347         $1,294         $1,514                $7,376
  Investment Income Ratio to Net Assets /2/                0.23%      0.99%          1.80%          1.69%                 1.46%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.30% to 1.90%      1.40%          1.40%          1.40%        1.30% to 1.90%
  Total Return, Lowest to Highest /4/             4.14% to 3.52%      7.38%          6.14%          4.40%        4.21% to 3.59%

December 31, 2004
  Units                                                3,922,798     52,541        164,353        135,230               568,594
  Unit Fair Value, Lowest to Highest /1/        $53.20 to $47.68      $8.69         $11.76         $12.92      $53.35 to $47.82
  Net Assets (In Thousands)                              $50,560       $457         $1,933         $1,748                $7,371
  Investment Income Ratio to Net Assets /2/                0.07%      0.58%          0.94%          1.61%                 1.29%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.30% to 1.90%      1.40%          1.40%          1.40%        1.30% to 1.90%
  Total Return, Lowest to Highest /4/             3.97% to 3.56%      5.70%          4.32%          9.98%        9.20% to 8.76%

December 31, 2003
  Units                                                1,074,596     65,087        195,123        162,472               434,304
  Unit Fair Value, Lowest to Highest /1/        $11.33 to $11.21      $8.22         $11.27         $11.75      $11.67 to $11.55
  Net Assets (In Thousands)                              $12,140       $535         $2,200         $1,909                $5,049
  Investment Income Ratio to Net Assets /2/                0.05%      0.83%          1.23%          1.81%                 1.29%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40% to 1.80%      1.40%          1.40%          1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/           30.70% to 30.18%     28.07%         22.05%         28.52%      28.22% to 27.71%

December 31, 2002
  Units                                                  257,687     74,740        215,072        182,656               277,336
  Unit Fair Value, Lowest to Highest /1/          $8.61 to $8.67      $6.42          $9.24          $9.14        $9.04 to $9.10
  Net Assets (In Thousands)                               $2,228       $480         $1,987         $1,670                $2,515
  Investment Income Ratio to Net Assets /2/                0.08%      1.17%          1.42%          1.80%                 0.62%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40% to 1.80%      1.40%          1.40%          1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/         -31.54% to -31.27%    -22.93%        -17.77%        -18.10%    -18.63% to -18.31%

December 31, 2001
  Units                                                   67,028     96,742        237,682        207,842                45,461
  Unit Fair Value, Lowest to Highest /1/        $12.58 to $12.61      $8.33         $11.23         $11.16      $11.11 to $11.14
  Net Assets (In Thousands)                                 $844       $806         $2,670         $2,320                  $506
  Investment Income Ratio to Net Assets /2/                0.00%      0.34%          1.40%          1.61%                 0.00%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/      1.40% to 1.80%      1.40%          1.40%          1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/         -19.77% to -19.44%    -15.62%        -10.02%         -6.28%      -6.93% to -6.55%

                                              -----------

                                              Contrafund
                                              Portfolio
                                              ----------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units                                        208,701
  Unit Fair Value, Lowest to Highest /1/        $15.55
  Net Assets (In Thousands)                     $3,245
  Investment Income Ratio to Net Assets /2/      0.35%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/     1.40%
  Total Return, Lowest to Highest /4/           13.87%

December 31, 2003
  Units                                        252,860
  Unit Fair Value, Lowest to Highest /1/        $13.65
  Net Assets (In Thousands)                     $3,452
  Investment Income Ratio to Net Assets /2/      0.46%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/     1.40%
  Total Return, Lowest to Highest /4/           26.68%

December 31, 2002
  Units                                        266,313
  Unit Fair Value, Lowest to Highest /1/        $10.78
  Net Assets (In Thousands)                     $2,870
  Investment Income Ratio to Net Assets /2/      0.86%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/     1.40%
  Total Return, Lowest to Highest /4/          -10.61%

December 31, 2001
  Units                                        295,900
  Unit Fair Value, Lowest to Highest /1/        $12.06
  Net Assets (In Thousands)                     $3,568
  Investment Income Ratio to Net Assets /2/      0.79%
  Expenses as a percent of
   Average Net Assets, Lowest to Highest /3/     1.40%
  Total Return, Lowest to Highest /4/          -13.47%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                 Fidelity                           American Century
                                             ------------------ --------------------------------------------------------
                                                High Income      Income & Growth     International          Value
                                                Portfolio B           Fund               Fund               Fund
                                             ------------------ ------------------ ------------------ ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units                                                  67,258
  Unit Fair Value, Lowest to Highest /1/       $17.89 to $15.93
  Net Assets (In Thousands)                                $853
  Investment Income Ratio to Net Assets /2/               7.94%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.30% to 1.90%
  Total Return, Lowest to Highest /4/            7.72% to 7.33%

December 31, 2003
  Units                                                  72,582          9,076,545             97,659          1,165,849
  Unit Fair Value, Lowest to Highest /1/       $11.49 to $11.37     $8.34 to $8.25     $6.93 to $6.85   $13.62 to $13.47
  Net Assets (In Thousands)                                $832            $75,518               $676            $15,832
  Investment Income Ratio to Net Assets /2/               3.28%              1.25%              0.69%              1.12%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/          24.99% to 24.49%   27.56% to 27.05%   22.78% to 22.29%   27.17% to 26.66%

December 31, 2002
  Units                                                  32,118          7,702,991             96,087          1,364,258
  Unit Fair Value, Lowest to Highest /1/         $9.13 to $9.19     $6.49 to $6.54     $5.60 to $5.64   $10.64 to $10.71
  Net Assets (In Thousands)                                $295            $50,275               $542            $14,582
  Investment Income Ratio to Net Assets /2/               2.84%              0.85%              0.73%              0.89%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/            1.46% to 1.86% -20.81% to -20.49% -21.79% to -21.48% -14.18% to -13.84%

December 31, 2001
  Units                                                   4,006          3,584,156             88,761          1,215,127
  Unit Fair Value, Lowest to Highest /1/         $9.00 to $9.03     $8.20 to $8.22     $7.17 to $7.19   $12.39 to $12.43
  Net Assets (In Thousands)                                 $36            $29,456               $638            $15,095
  Investment Income Ratio to Net Assets /2/               0.00%              0.49%              0.16%              0.71%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/        -13.51% to -13.16%  -10.00% to -9.60% -30.45% to -29.98%   10.80% to 11.34%

                                                        Dreyfus
                                             ------------------------------
                                             Stock Index    Stock Index
                                                Fund          Fund B
                                             ----------- ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets /2/
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units                                         98,455              318,000
  Unit Fair Value, Lowest to Highest /1/         $8.45       $8.36 to $8.24
  Net Assets (In Thousands)                       $832               $2,645
  Investment Income Ratio to Net Assets /2/      1.75%                1.39%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40%       1.40% to 1.80%
  Total Return, Lowest to Highest /4/            9.10%       8.81% to 8.38%

December 31, 2003
  Units                                        113,629              366,131
  Unit Fair Value, Lowest to Highest /1/         $7.75       $7.69 to $7.60
  Net Assets (In Thousands)                       $880               $2,802
  Investment Income Ratio to Net Assets /2/      1.48%                1.20%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40%       1.40% to 1.80%
  Total Return, Lowest to Highest /4/           26.58%     26.28% to 25.77%

December 31, 2002
  Units                                        125,499              333,582
  Unit Fair Value, Lowest to Highest /1/         $6.12       $6.04 to $6.09
  Net Assets (In Thousands)                       $768               $2,025
  Investment Income Ratio to Net Assets /2/      1.22%                1.41%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40%       1.40% to 1.80%
  Total Return, Lowest to Highest /4/          -23.44%   -23.93% to -23.63%

December 31, 2001
  Units                                        215,068               90,683
  Unit Fair Value, Lowest to Highest /1/         $7.99       $7.95 to $7.97
  Net Assets (In Thousands)                     $1,719                 $722
  Investment Income Ratio to Net Assets /2/      1.21%                0.64%
  Expenses as a percent of
   Average Net Assets, Lowest to
   Highest /3/                                   1.40%       1.40% to 1.80%
  Total Return, Lowest to Highest /4/          -13.41%   -14.04% to -13.69%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                     Dreyfus
                                          --------------------------------------------------------------
                                          Disciplined    Disciplined       Capital         Capital
                                             Stock          Stock        Appreciation    Appreciation
                                           Portfolio     Portfolio B      Portfolio      Portfolio B
                                          ----------- ------------------ ------------ ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                      15,866               40,455   576,959             2,272,305
  Unit Fair Value, Lowest to Highest /1/      $7.33       $7.29 to $7.21     $8.69        $8.62 to $8.53
  Net Assets (In Thousands)                    $116                 $294    $5,014               $19,535
  Investment Income Ratio to Net
   Assets /2/                                 0.82%                0.65%     1.35%                 1.23%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40%       1.40% to 1.80%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/        21.81%     21.60% to 21.11%    19.49%      19.15% to 18.67%

December 31, 2002
  Units                                      22,319               22,319   682,747             1,960,715
  Unit Fair Value, Lowest to Highest /1/      $6.01       $6.01 to $6.01     $7.27        $7.19 to $7.24
  Net Assets (In Thousands)                    $134                 $134    $4,963               $14,158
  Investment Income Ratio to Net
   Assets /2/                                 0.53%                0.53%     0.99%                 1.43%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40%       1.40% to 1.40%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/       -23.69%   -23.69% to -23.69%   -17.87%    -18.38% to -18.05%

December 31, 2001
  Units                                      34,563               33,244   826,962               653,027
  Unit Fair Value, Lowest to Highest /1/      $7.88       $7.85 to $7.87     $8.86        $8.81 to $8.83
  Net Assets (In Thousands)                    $272                 $261    $7,322                $5,760
  Investment Income Ratio to Net
   Assets /2/                                 0.36%                0.69%     1.01%                 1.19%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40%       1.40% to 1.80%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest /4/       -14.48%   -15.01% to -14.67%   -10.58%    -11.25% to -10.89%

                                                         Invesco
                                          -------------------------------------

                                               Dynamics          High Yield
                                                 Fund               Fund
                                          ------------------ ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                            4,482,774            388,682
  Unit Fair Value, Lowest to Highest /1/      $6.57 to $6.50     $8.88 to $8.78
  Net Assets (In Thousands)                          $29,396             $3,442
  Investment Income Ratio to Net
   Assets /2/                                          0.00%              5.91%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/       35.91% to 35.37%   23.30% to 22.81%

December 31, 2002
  Units                                            3,999,462            463,891
  Unit Fair Value, Lowest to Highest /1/      $4.80 to $4.84     $7.15 to $7.20
  Net Assets (In Thousands)                          $19,309             $3,334
  Investment Income Ratio to Net
   Assets /2/                                          0.00%              9.37%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/     -33.12% to -32.85%   -3.06% to -2.67%

December 31, 2001
  Units                                            1,810,353            611,767
  Unit Fair Value, Lowest to Highest /1/      $7.18 to $7.20     $7.37 to $7.40
  Net Assets (In Thousands)                          $13,030             $4,522
  Investment Income Ratio to Net
   Assets /2/                                          0.00%             13.70%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest /4/     -32.38% to -32.03% -16.46% to -16.07%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                             PIMCO
                                          ---------------------------------------------------------------------------
                                                                 Low Duration    StocksPLUS Growth     Total Return
                                          High Yield Portfolio    Portfolio     and Income Portfolio    Portfolio
                                          -------------------- ---------------- -------------------- ----------------
December 31, 2005
  Units                                              910,444            863,341             154,607         2,134,374
  Unit Fair Value, Lowest to Highest /1/    $13.31 to $12.71   $12.21 to $11.71    $13.44 to $12.81  $13.38 to $13.13
  Net Assets (In Thousands)                          $11,880            $10,400              $1,430           $28,433
  Investment Income Ratio to Net
   Assets /2/                                          6.41%              2.75%               2.26%             3.37%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.30% to 1.90%     1.30% to 1.90%      1.30% to 1.90%    1.40% to 1.80%
  Total Return, Lowest to Highest /4/         2.78% to 2.17%   -0.29% to -0.88%      2.16% to 1.55%    1.03% to 0.63%

December 31, 2004
  Units                                              332,838            966,209             176,526         2,624,882
  Unit Fair Value, Lowest to Highest /1/    $12.95 to $12.44   $12.24 to $11.82    $13.15 to $12.61  $13.24 to $13.04
  Net Assets (In Thousands)                           $4,216            $11,693              $1,586           $34,641
  Investment Income Ratio to Net
   Assets /2/                                          6.55%              1.40%               1.76%             2.42%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.30% to 1.90%     1.30% to 1.90%      1.30% to 1.90%    1.40% to 1.80%
  Total Return, Lowest to Highest /4/         8.48% to 8.05%     0.64% to 0.24%      9.18% to 8.75%    3.39% to 2.97%

December 31, 2003
  Units                                              406,399          1,080,533             150,319         2,785,578
  Unit Fair Value, Lowest to Highest /1/    $11.76 to $11.63   $12.09 to $11.96      $8.20 to $8.11  $12.81 to $12.67
  Net Assets (In Thousands)                           $4,769            $13,038              $1,229           $35,590
  Investment Income Ratio to Net
   Assets /2/                                          7.11%              1.84%               2.20%             2.86%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%     1.40% to 1.80%      1.40% to 1.80%    1.40% to 1.80%
  Total Return, Lowest to Highest /4/       21.23% to 20.74%     0.93% to 0.52%    28.57% to 28.06%    3.60% to 3.18%

December 31, 2002
  Units                                              103,967            848,860             144,287         2,976,342
  Unit Fair Value, Lowest to Highest /1/      $9.63 to $9.70   $11.90 to $11.98      $6.34 to $6.38  $12.28 to $12.36
  Net Assets (In Thousands)                           $1,007            $10,156                $917           $36,737
  Investment Income Ratio to Net
   Assets /2/                                          8.03%              3.31%               3.10%             4.14%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%     1.40% to 1.80%      1.40% to 1.80%    1.40% to 1.80%
  Total Return, Lowest to Highest /4/       -2.95% to -2.56%     5.15% to 5.57%  -21.65% to -21.33%    7.14% to 7.57%

December 31, 2001
  Units                                               35,253            142,487              63,446         1,959,047
  Unit Fair Value, Lowest to Highest /1/      $9.92 to $9.95   $11.32 to $11.35      $8.09 to $8.11  $11.46 to $11.49
  Net Assets (In Thousands)                             $351             $1,616                $513           $22,500
  Investment Income Ratio to Net
   Assets /2/                                          7.60%              3.90%               4.50%             4.39%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/          1.40% to 1.80%     1.40% to 1.80%      1.40% to 1.80%    1.40% to 1.80%
  Total Return, Lowest to Highest /4/         0.50% to 1.00%     5.70% to 6.87%  -13.03% to -11.84%    6.44% to 7.02%

                                                        Scudder I
                                          -------------------------------------
                                          International International Portfolio
                                            Portfolio              B
                                          ------------- -----------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest /1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets /2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/
  Total Return, Lowest to Highest /4/

December 31, 2003
  Units                                      394,176               1,525,929
  Unit Fair Value, Lowest to Highest /1/       $6.21          $6.19 to $6.12
  Net Assets (In Thousands)                   $2,446                  $9,409
  Investment Income Ratio to Net
   Assets /2/                                  0.78%                   0.56%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40%          1.40% to 1.80%
  Total Return, Lowest to Highest /4/         25.98%        25.75% to 25.24%

December 31, 2002
  Units                                      457,509               1,245,304
  Unit Fair Value, Lowest to Highest /1/       $4.93          $4.88 to $4.92
  Net Assets (In Thousands)                   $2,253                  $6,112
  Investment Income Ratio to Net
   Assets /2/                                  0.90%                   0.48%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40%          1.40% to 1.80%
  Total Return, Lowest to Highest /4/        -19.50%      -20.07% to -19.75%

December 31, 2001
  Units                                      522,292                 395,132
  Unit Fair Value, Lowest to Highest /1/       $6.12          $6.11 to $6.13
  Net Assets (In Thousands)                   $3,196                  $2,419
  Investment Income Ratio to Net
   Assets /2/                                  0.40%                   0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest /3/           1.40%          1.40% to 1.80%
  Total Return, Lowest to Highest /4/        -31.82%      -32.05% to -31.78%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                       First American
                                                       --------------
                                                       Equity Income
                                                        Portfolio B
                                                       --------------
          December 31, 2005
            Units
            Unit Fair Value, Lowest to Highest /1/
            Net Assets (In Thousands)
            Investment Income Ratio to Net Assets /2/
            Expenses as a percent of Average
             Net Assets, Lowest to Highest /3/
            Total Return, Lowest to Highest /4/

          December 31, 2004
            Units
            Unit Fair Value, Lowest to Highest /1/
            Net Assets (In Thousands)
            Investment Income Ratio to Net Assets /2/
            Expenses as a percent of Average
             Net Assets, Lowest to Highest /3/
            Total Return, Lowest to Highest /4/

          December 31, 2003
            Units                                        1,289,863
            Unit Fair Value, Lowest to Highest /1/          $13.40
            Net Assets (In Thousands)                      $17,287
            Investment Income Ratio to Net Assets /2/        1.93%
            Expenses as a percent of Average
             Net Assets, Lowest to Highest /3/               1.40%
            Total Return, Lowest to Highest /4/             25.28%

          December 31, 2002
            Units                                        1,534,362
            Unit Fair Value, Lowest to Highest /1/          $10.70
            Net Assets (In Thousands)                      $16,412
            Investment Income Ratio to Net Assets /2/        2.00%
            Expenses as a percent of Average
             Net Assets, Lowest to Highest /3/               1.40%
            Total Return, Lowest to Highest /4/            -18.26%

          December 31, 2001
            Units                                        1,836,824
            Unit Fair Value, Lowest to Highest /1/          $13.09
            Net Assets (In Thousands)                      $24,039
            Investment Income Ratio to Net Assets /2/        0.00%
            Expenses as a percent of Average
             Net Assets, Lowest to Highest /3/               1.40%
            Total Return, Lowest to Highest /4/             -5.13%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


     /1/ Unit fair value amounts are presented as a range of minimum to maximum values based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

     /2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest.

     /3/ These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     /4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented. The total return ratios related to new products offered or new sub-accounts added as investment options during the year are calculated for the period from the inception date of the product or sub-account through the end of the reporting period.

                                                                    (Concluded)

             METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)
                       CONSOLIDATED FINANCIAL STATEMENTS
                              for the Years Ended
                       December 31, 2005, 2004 and 2003
                                      and
            Report of Independent Registered Public Accounting Firm

      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

      We have audited the accompanying consolidated balance sheets of MetLife Investors Insurance Company and subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Investors Insurance Company and subsidiaries at December 31, 2005 and 2004, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America.

      As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective on January 1, 2004 and recorded the impact as cumulative effect of change in accounting principles.

      /s/ DELOITTE & TOUCHE LLP
      Certified Public Accountants

      Tampa, Florida
      April 19, 2006

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of Metlife, Inc.)
                             CONSOLIDATED BALANCE SHEETS
                             DECEMBER 31, 2005 AND 2004
                   (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                              2005    2004
                                                                            -------  -------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value (amortized cost: $2,357
   and $2,173, respectively)                                                $ 2,348  $ 2,189
 Equity securities, at fair value (cost: $1 and $1, respectively)                 1        1
 Mortgage loans on real estate                                                   65      130
 Policy loans                                                                    28       28
 Real estate joint ventures held-for-investment                                   3        5
 Other limited partnership interests                                              3        2
 Short-term investments                                                          79      103
 Other invested assets                                                           28       15
                                                                            -------  -------
   Total investments                                                          2,555    2,473
Cash and cash equivalents                                                        17      174
Accrued investment income                                                        24       21
Premiums and other receivables                                                1,013      927
Deferred policy acquisition costs and value of business acquired                612      573
Current income taxes receivable                                                   -       23
Other assets                                                                    120       94
Separate account assets                                                       7,529    6,546
                                                                            -------  -------
   Total assets                                                             $11,870  $10,831
                                                                            =======  =======

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                                     $   238  $   112
 Policyholder account balances                                                2,769    2,903
 Other policyholder funds                                                        22        9
 Current income taxes payable                                                     2        -
 Deferred income taxes payable                                                   36       36
 Payables for collateral under securities loaned transactions                   508      487
 Other liabilities                                                               39       36
 Separate account liabilities                                                 7,529    6,546
                                                                            -------  -------
   Total liabilities                                                        $11,143  $10,129
                                                                            =======  =======

Stockholder's Equity:
 Common stock, par value $2 per share; 5,000,000 shares authorized;
   2,899,446 shares issued and outstanding                                        6        6
 Additional paid-in capital                                                     586      586
 Retained earnings                                                              139      104
 Accumulated other comprehensive income (loss)                                   (4)       6
                                                                            -------  -------
   Total stockholder's equity                                                   727      702
                                                                            -------  -------
   Total liabilities and stockholder's equity                               $11,870  $10,831
                                                                            =======  =======


            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                          CONSOLIDATED STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                    (IN MILLIONS)

                                                                2005  2004 2003
                                                                ----  ---- ----
REVENUES
Premiums                                                        $122  $ 19 $  7
Universal life and investment-type product policy fees           115   107   79
Net investment income                                            114   134  143
Other revenues                                                    61    71   65
Net investment gains (losses)                                     (6)   36  (25)
                                                                ----  ---- ----
   Total revenues                                                406   367  269
                                                                ----  ---- ----

EXPENSES
Policyholder benefits and claims                                 139    30   22
Interest credited to policyholder account balances               120   147  171
Other expenses                                                   103    99   80
                                                                ----  ---- ----
   Total expenses                                                362   276  273
                                                                ----  ---- ----

Income (loss) before provision (benefit) for income taxes         44    91   (4)
Provision (benefit) for income tax expense                         9    27   (3)
                                                                ----  ---- ----
Income (loss) before cummulative effect of change in accounting   35    64   (1)
Cumulative effect of change in accounting, net of income taxes     -     1    -
                                                                ----  ---- ----
Net income (loss)                                               $ 35  $ 65 $ (1)
                                                                ====  ==== ====




            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                   CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                    (IN MILLIONS)

                                                                                             ACCUMULATED
                                                                        ADDITIONAL              OTHER
                                                                 COMMON  PAID-IN   RETAINED COMPREHENSIVE
                                                                 STOCK   CAPITAL   EARNINGS INCOME (LOSS) TOTAL
                                                                 ------ ---------- -------- ------------- -----
Balance at January 1, 2003                                         $6      $431      $ 40       $  7      $484
Capital contribution                                                         56                             56
Comprehensive income (loss):
 Net loss                                                                              (1)                  (1)
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related offsets
     and income taxes                                                                             14        14
                                                                                                          ----
 Comprehensive income (loss)                                                                                13
                                                                 ---------------------------------------------
Balance at December 31, 2003                                        6       487        39         21       553
Capital contribution                                                        110                            110
Sale of subsidiary                                                          (11)                           (11)
Comprehensive income (loss):
 Net income                                                                            65                   65
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related offsets
     and income taxes                                                                            (15)      (15)
                                                                                                          ----
 Comprehensive income (loss)                                                                                50
                                                                 ---------------------------------------------
Balance at December 31, 2004                                        6       586       104          6       702
Comprehensive income (loss):
 Net Income                                                                            35                   35
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related offsets
     and income taxes                                                                            (10)      (10)
                                                                                                          ----
 Comprehensive income (loss)                                                                                25
                                                                 ---------------------------------------------
Balance at December 31, 2005                                       $6      $586      $139       $ (4)     $727
                                                                 =============================================



            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                        CONSOLIDATED STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                    (IN MILLIONS)

                                                                                                      2005     2004     2003
                                                                                                    -------  -------  -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                                   $    35  $    65  $    (1)
 Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
   Amortization of premiums and accretion of discounts associated with investments, net                   8       12        9
   (Gains) losses from sales of investments, net                                                          6      (36)      25
   Interest credited to policyholder account balances                                                   120      147      171
   Universal life and investment-type product policy fees                                              (115)    (107)     (79)
   Change in accrued investment income                                                                   (3)       5       (3)
   Change in premiums and other receivables                                                             (77)    (413)    (140)
   Change in deferred policy acquisition costs, net                                                     (29)     (77)     (98)
   Change in insurance-related liabilities                                                              125       26        2
   Change in income taxes payable                                                                        30        9       (9)
   Change in other assets                                                                                83       74       46
   Change in other liabilities                                                                            6      (30)     (65)
                                                                                                    -------  -------  -------
Net cash provided by (used in) operating activities                                                     189     (325)    (142)
                                                                                                    -------  -------  -------
CASH FLOWS FROM INVESTING ACTIVITIES
 Sales, maturities and repayments of:
   Fixed maturities                                                                                   2,025      990    1,149
   Mortgage loans on real estate                                                                         67      137       49
   Real estate and real estate joint ventures                                                             2        1        -
 Purchases of:
   Fixed maturities                                                                                  (2,245)  (1,029)  (1,672)
   Mortgage loans on real estate                                                                          -      (41)      (1)
   Real estate and real estate joint ventures                                                             -        -       (1)
 Net change in short-term investments                                                                    24      116      (97)
 Proceeds from sales of businesses                                                                        -       20        -
 Net change in other invested assets                                                                     (6)      (1)     (14)
                                                                                                    -------  -------  -------
Net cash provided by (used in) investing activities                                                    (133)     193     (587)
                                                                                                    -------  -------  -------

CASH FLOWS FROM FINANCING ACTIVITIES
 Policyholder account balances:
   Deposits                                                                                           1,355    1,811    2,180
   Withdrawals                                                                                       (1,589)  (1,864)  (1,978)
 Net change in payables for collateral under securities loaned transactions                              21      100      387
 Capital contribution                                                                                     -      110       56
                                                                                                    -------  -------  -------
Net cash provided by (used in) financing activities                                                    (213)     157      645
                                                                                                    -------  -------  -------
Change in cash and cash equivalents                                                                    (157)      25      (84)
Cash and cash equivalents, beginning of year                                                            174      149      233
                                                                                                    -------  -------  -------
CASH AND CASH EQUIVALENTS, END OF YEAR                                                              $    17  $   174  $   149
                                                                                                    =======  =======  =======
Supplemental disclosures of cash flow information:
 Net cash paid (refunded) during the year:
   Income taxes                                                                                     $   (19) $    21  $     6
                                                                                                    =======  =======  =======

            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

      BUSINESS

      MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company, and subsidiaries (the "Company") is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). The Company owns 100% of the outstanding shares of MetLife Investors Insurance Company of California ("MLIICCA"), a California domiciled life insurance company. On October 1, 2004 the Company was sold by COVA Corporation ("COVA"), a wholly owned subsidiary of MetLife, to MetLife.

      On October 1, 2004, First MetLife Investors Insurance Company ("FMLI") was sold to MetLife for $34 million in consideration. As a result, the Company recognized a decrease to equity of $11 million in paid in capital and $1 million in accumulated other comprehensive income. Total assets and liabilities of the entity sold at the date of sale were $920 million and $874 million, respectively. Total net income of the entity sold included in the consolidated statements of income was $2 million for both years ended December 31, 2004 and 2003.

      The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), immediate annuities, term life, variable life and universal life insurance policies. The Company is licensed to do business in 46 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

      BASIS OF PRESENTATION

      The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany accounts and transactions have been eliminated.

      The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

      Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2005 presentation. Such reclassifications include, $100 million and $387 million relating to the net change in payable for collateral under securities loaned transactions which was reclassified from cash flows from investing activities to cash flows from financing activities on the consolidated statements of cash flows for the years ended December 31, 2004 and 2003, respectively. Reflected in the consolidated balance sheets and the consolidated statements of cash flows is a reclassification of the reinsurance receivables. Premiums and other receivables and other liabilities

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      reclassifications on the consolidated balance sheets include $14 million at December 31, 2004. The net effect to the change in premiums and other receivables and the change in other liabilities on the consolidated statements of cash flows is $14 million and $69 million for the years ended December 31, 2004 and 2003, respectively.

      SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments; (iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA"); (vi) the liability for future policyholder benefits; (vii) accounting for reinsurance transactions; and (viii) the liability for litigation and regulatory matters. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

      INVESTMENTS

      The Company's principal investments are in fixed maturities and mortgage loans on real estate, each of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and
      (viii) other subjective factors, including concentrations and

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
      (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into real estate joint ventures and other limited partnerships for which the Company may by deemed to be the primary beneficiary and, therefore, may by required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party. The Company was not deemed to be the primary beneficiary for any of its real estate joint ventures or limited partnerships as of December 31, 2005 and 2004.

      DERIVATIVES

      The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

      LIABILITY FOR FUTURE POLICY BENEFITS

      The Company establishes liabilities for amounts payable under insurance policies, including term life and traditional annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

      Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

      REINSURANCE

      The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      LITIGATION

      The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular annual periods.

      SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS

      The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "-- Summary of Critical Accounting Estimates-Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

      The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

      Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment. Real estate acquired upon foreclosure of commercial mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

      Policy loans are stated at unpaid principal balances.

      Short-term investments are stated at amortized cost, which approximates fair value.

      Other invested assets consist principally of derivatives carried at fair value as determined by quoted market prices or through the use of pricing models.

      DERIVATIVE FINANCIAL INSTRUMENTS

      Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company can enter into income generation and replication derivatives as permitted by its Derivatives Use Plan. Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

      Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

      Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income (loss), a separate component of shareholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. The Company had no cash flow hedges during the years ended December 31, 2005, 2004, and 2003.

      In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The Company had no foreign operations, nor hedges for net investments in foreign operations during the years ended December 31, 2005, 2004 and 2003.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item;
      (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur;
      (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheets, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheets, with changes in its fair value recognized in the current period as net investment gains (losses).

      CASH AND CASH EQUIVALENTS

      The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      DAC represents the costs of acquiring new and renewal insurance business that vary with, and is primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the date of acquisition.

      DAC is amortized with interest over the expected life of the contract for universal life and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      DAC for non-participating term life and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      SALES INDUCEMENTS

      The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

      GOODWILL

      Goodwill is the excess of cost over the fair value of net assets acquired and is included in Other Assets. The Company recognized no impairments of goodwill during the years ended December 31, 2005 and 2003. Goodwill was $33 million as of December 31, 2005 and 2004 and $34 million as of December 31, 2003. During 2004, dispositions of goodwill of $0.2 million is related to the sale of FMLI.

      Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

      Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rate for the aggregate future policy benefit liabilities average is 5%.

      Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2% to 8%.

      Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 14%, less expenses, mortality charges, and withdrawals.

      The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts as follows:

      . Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poors 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      . Guaranteed income benefit liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed income benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

      . Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMWBs was transferred to an affiliate through a financial reinsurance agreement. The fair value of GMWBs, included in policyholder account balances, and the financing agreement, included in premiums and other receivables, were both $1 million at December 31, 2005.

      The fair value of the GMWBs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

      OTHER POLICYHOLDER FUNDS

      Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

      RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

      Premiums related to term life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      OTHER REVENUES

      Other revenues include reinsurance financing fees and advisory fees. Such fees are recognized in the period in which services are performed.

      FEDERAL INCOME TAXES

      The Company and its includable life insurance subsidiary file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. The Company filed a consolidated return for 2004 with MLIICCA and FMLI. The operations of FMLI included in the 2004 consolidated return were through September 30, 2004, and after that time FMLI filed a separate standalone return. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheets dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

      REINSURANCE

      The Company has reinsured certain of its insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts due from reinsurers, for long-duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

      The Company enters into financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in premiums and other receivables. The amount of revenue on these contracts represents fees and other cost of insurance under the terms of the reinsurance agreement and is reported in other revenues.

      SEPARATE ACCOUNTS

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and
      (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, there was no material impact on the Company's reporting of separate accounts. See "-- Application of Recent Accounting Pronouncements."

      The Company's revenues reflect fees charged to the separate accounts, primarily including policy administration fees and investment management fees.

      EMPLOYEE BENEFIT PLANS

      The Company participates in a noncontributory defined benefit pension plan sponsored by Metropolitan Life Insurance Company ("Metropolitan Life"), an affiliate, covering employees who meet specified eligibility requirements. The reported expense associated with this plan requires an extensive use of assumptions which include the discount rate, expected return on plan assets and rate of future compensation increases as determined by Metropolitan Life. Metropolitan Life's management determines these assumptions based upon currently available market and industry data, historical performance of the plan and its assets, and consultation with an independent consulting actuarial firm. These assumptions may differ materially from actual results due to changing market and economic conditions, higher or lower withdrawal rates or longer or shorter life spans of the participants. These differences may have a significant effect on the Company's consolidated financial statements and liquidity. The Company's share of net expense for the pension plan was insignificant for the years ended December 31, 2005, 2004, and 2003.

      APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

      In February 2006, the FASB issued SFAS No. 155, ACCOUNTING FOR CERTAIN HYBRID INSTRUMENTS ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS
      No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

      . In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, EMBEDDED DERIVATIVES: EVALUATION OF NET SETTLEMENT WITH RESPECT TO THE SETTLEMENT OF A DEBT INSTRUMENT THROUGH EXERCISE OF AN EMBEDDED PUT OPTION OR CALL OPTION ("Issue B38") and SFAS 133 Implementation Issue No. B39, EMBEDDED DERIVATIVES: APPLICATION OF PARAGRAPH 13(B) TO CALL OPTIONS THAT ARE EXERCISABLE ONLY BY THE DEBTOR ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

      . Effective October 1, 2003, the Company adopted SFAS 133 Implementation Issue No. B36, EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("Issue B36"). Issue B36 concluded that (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements; and
          (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature is measured at fair value on the balance sheets and changes in fair value are reported in income. Issue B36 did not have a material impact on the Company's consolidated financial statements.

      . Effective July 1, 2003, the Company adopted SFAS No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

      In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

      Effective July 1, 2005, the Company adopted SFAS No. 153, EXCHANGES OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

      In June 2005, the FASB completed its review of EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("SFAS 115"), that are impaired at the balance sheets date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FASB Staff Position ("FSP") 115-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

      In June 2005, the EITF reached consensus on Issue No. 04-5, DETERMINING WHETHER A GENERAL PARTNER, OR THE GENERAL PARTNERS AS A GROUP, CONTROLS A LIMITED PARTNERSHIP OR SIMILAR ENTITY WHEN

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      THE LIMITED PARTNERS HAVE CERTAIN RIGHTS ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

      In May 2005, the FASB issued SFAS No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS, A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 will not have a material impact on the Company's consolidated financial statements.

      Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, ACCOUNTING FOR INVESTMENTS IN LIMITED LIABILITY COMPANIES ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

      Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by a Technical Practice Aid ("TPA"), issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released FSP No. 97-1, SITUATIONS IN WHICH PARAGRAPHS 17(B) AND 20 OF FASB STATEMENT NO. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, PERMIT OR REQUIRE ACCRUAL OF AN UNEARNED REVENUE LIABILITY ("FSP 97-1"), which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its consolidated financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity contracts by approximately $1 million, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $3 million, including the cumulative effect of adoption.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Effective January 1, 2003, the Company adopted FIN No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 were applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements. See Note 7.

      Effective January 1, 2003, the Company adopted SFAS No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 145, RESCISSION OF FASB STATEMENTS NO. 4, 44, AND 64, AMENDMENT OF FASB STATEMENT NO. 13, AND TECHNICAL CORRECTIONS ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2.  INVESTMENTS

      FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

      The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                DECEMBER 31, 2005
                                       ------------------------------------------
                                        COST OR  GROSS UNREALIZED ESTIMATED
                                       AMORTIZED ----------------   FAIR    % OF
                                         COST    GAIN     LOSS      VALUE   TOTAL
                                       --------- ----     ----    --------- -----
                                                  (IN MILLIONS)
     U.S. corporate securities          $  932   $ 6      $11      $  927    39.5%
     Residential mortgage-backed
       securities                          582     3        5         580    24.7
     Foreign corporate securities          175     2        2         175     7.5
     U.S. treasury / agency securities     153     1        -         154     6.5
     Commercial mortgage-backed
       securities                          297     -        6         291    12.4
     Asset-backed securities               174     1        1         174     7.4
     Foreign government securities          40     4        1          43     1.8
     State and political subdivision
       securities                            4     -        -           4     0.2
                                        ------   ---      ---      ------   -----
       Total fixed maturities           $2,357   $17      $26      $2,348   100.0%
                                        ======   ===      ===      ======   =====
     Equity securities                  $    1   $ -      $ -      $    1   100.0%
                                        ======   ===      ===      ======   =====

                                                DECEMBER 31, 2004
                                       ------------------------------------------
                                        COST OR  GROSS UNREALIZED ESTIMATED
                                       AMORTIZED ----------------   FAIR    % OF
                                         COST    GAIN     LOSS      VALUE   TOTAL
                                       --------- ----     ----    --------- -----
                                                  (IN MILLIONS)
     U.S. corporate securities          $  946   $16      $ 3      $  959    43.8%
     Residential mortgage-backed
       securities                          384     3        1         386    17.6
     Foreign corporate securities          104     3        1         106     4.8
     U.S. treasury / agency securities     276     -        1         275    12.6
     Commercial mortgage-backed
       securities                          259     1        2         258    11.8
     Asset-backed securities               185     1        1         185     8.5
     Foreign government securities          15     1        -          16     0.7
     State and political subdivision
       securities                            4     -        -           4     0.2
                                        ------   ---      ---      ------   -----
       Total fixed maturities           $2,173   $25      $ 9      $2,189   100.0%
                                        ======   ===      ===      ======   =====
     Equity securities                  $    1   $ -      $ -      $    1   100.0%
                                        ======   ===      ===      ======   =====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The Company held foreign currency derivatives with notional amounts of $4 million and $1 million to hedge exchange risk associated with foreign bonds and loans at December 31, 2005 and 2004, respectively.

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $128 million and $55 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain of $4 million and $2 million at December 31, 2005 and 2004, respectively. Non-income producing fixed maturities were less than $1 million at December 31, 2005. There were no non-income producing fixed maturities at December 31, 2004. There were no significant unrealized gains (losses) associated with non-income producing fixed maturities for both years ended December 31, 2005 and 2004.

      The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                  DECEMBER 31,
                                     ---------------------------------------
                                            2005                2004
                                     ------------------- -------------------
                                      COST OR  ESTIMATED  COST OR  ESTIMATED
                                     AMORTIZED   FAIR    AMORTIZED   FAIR
                                       COST      VALUE     COST      VALUE
                                     --------- --------- --------- ---------
                                                  (IN MILLIONS)
    Due in one year or less           $  121    $  121    $  171    $  173
    Due after one year through five
      years                              605       601       881       889
    Due after five years through ten
      years                              407       407       208       211
    Due after ten years                  171       174        85        87
                                      ------    ------    ------    ------
      Subtotal                         1,304     1,303     1,345     1,360
    Mortgage-backed, commercial
      mortgage-backed and other
      asset-backed securities          1,053     1,045       828       829
                                      ------    ------    ------    ------
      Total fixed maturities          $2,357    $2,348    $2,173    $2,189
                                      ======    ======    ======    ======

      Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                          YEARS ENDED DECEMBER 31,
                                          -----------------------
                                           2005     2004    2003
                                           ------   ----    ----
                                             (IN MILLIONS)
                  Proceeds                $1,645    $353    $712
                  Gross investment gains  $    2    $ 34    $  8
                  Gross investment losses $  (19)   $ (5)   $ (7)

      There were insignificant investment writedowns during 2005. Gross investment losses above exclude writedowns recorded during 2004 and 2003 for other than temporarily impaired available-for-sale fixed maturities and equity securities of $2 million and $22 million, respectively.

      The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

      UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

      The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                    DECEMBER 31, 2005
                                            -----------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS             TOTAL
                                            --------------------- --------------------- ---------------------
                                                         GROSS                 GROSS                 GROSS
                                            ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED
                                            FAIR VALUE    LOSS    FAIR VALUE    LOSS    FAIR VALUE    LOSS
                                            ---------- ---------- ---------- ---------- ---------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities                     $  483      $ 9        $ 87        $2       $  570      $11
Residential mortgage-backed securities           363        4          41         1          404        5
Foreign corporate securities                      95        1          24         1          119        2
U.S. treasury / agency securities                 83        -           -         -           83        -
Commercial mortgage-backed securities            254        5          30         1          284        6
Asset-backed securities                           86        1           6         -           92        1
Foreign government securities                      6        1           -         -            6        1
State and political subdivision securities         4        -           -         -            4        -
                                              ------      ---        ----        --       ------      ---
 Total fixed maturities                       $1,374      $21        $188        $5       $1,562      $26
                                              ======      ===        ====        ==       ======      ===
Total number of securities in an unrealized
  loss position                                  220                   58                    278
                                              ======                 ====                 ======

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                    DECEMBER 31, 2004
                                            -----------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS             TOTAL
                                            --------------------- --------------------- ---------------------
                                                         GROSS                 GROSS                 GROSS
                                            ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED
                                            FAIR VALUE    LOSS    FAIR VALUE    LOSS    FAIR VALUE    LOSS
                                            ---------- ---------- ---------- ---------- ---------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities                      $402        $3        $ 9         $-       $  411       $3
Residential mortgage-backed securities          130         1         21          -          151        1
Foreign corporate securities                     27         -         12          1           39        1
U.S. treasury / agency securities               156         1          -          -          156        1
Commercial mortgage-backed securities           177         1         26          1          203        2
Asset-backed securities                          67         1          -          -           67        1
                                               ----        --        ---         --       ------       --
 Total fixed maturities                        $959        $7        $68         $2       $1,027       $9
                                               ====        ==        ===         ==       ======       ==
Total number of securities in an unrealized
  loss position                                 212                   14                     226
                                               ====                  ===                  ======

      The Company did not have equity securities in an unrealized loss position at either December 31, 2005 or 2004.

      AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

      The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                                   DECEMBER 31, 2005
                                                   --------------------------------------------------
                                                   COST OR AMORTIZED GROSS UNREALIZED    NUMBER OF
                                                         COST             LOSSES         SECURITIES
                                                   ----------------  ---------------- ----------------
                                                   LESS THAN  20% OR LESS THAN 20% OR LESS THAN 20% OR
                                                      20%      MORE     20%     MORE     20%     MORE
                                                   ---------  ------ --------- ------ --------- ------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months                                $1,128      $2      $14      $1      181      1
Six months or greater but less than nine months         86       -        2       -        1      -
Nine months or greater but less than twelve months     179       -        4       -       37      -
Twelve months or greater                               193       -        5       -       58      -
                                                    ------      --      ---      --      ---      -
 Total                                              $1,586      $2      $25      $1      277      1
                                                    ======      ==      ===      ==      ===      =

                                                                   DECEMBER 31, 2004
                                                   --------------------------------------------------
                                                   COST OR AMORTIZED GROSS UNREALIZED    NUMBER OF
                                                         COST             LOSSES         SECURITIES
                                                   ----------------  ---------------- ----------------
                                                   LESS THAN  20% OR LESS THAN 20% OR LESS THAN 20% OR
                                                      20%      MORE     20%     MORE     20%     MORE
                                                   ---------  ------ --------- ------ --------- ------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months                                $  713      $-      $4       $-      148      -
Six months or greater but less than nine months        212       -       3        -       53      -
Nine months or greater but less than twelve months      41       -       -        -       11      -
Twelve months or greater                                70       -       2        -       13      1
                                                    ------      --      --       --      ---      -
 Total                                              $1,036      $-      $9       $-      225      1
                                                    ======      ==      ==       ==      ===      =

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      As of December 31, 2005, $25 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $9 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented less than 1% of the cost or amortized cost of such securities.

      As of December 31, 2005, $1 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 50% of the cost or amortized cost of such securities. Such unrealized losses have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, the unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost were less than $1 million.

      As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates during the year. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover; the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

      SECURITIES LENDING PROGRAM

      The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $487 million and $472 million and an estimated fair value of $488 million and $475 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $508 million and $487 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment income and investment expenses, respectively. There was no security collateral at December 31, 2005 and 2004 on deposit from customers in connection with securities lending transactions.

      ASSETS ON DEPOSIT

      The Company had investment assets on deposit with regulatory agencies with a fair market value of $6 million at both December 31, 2005 and 2004, consisting primarily of fixed maturity securities.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      MORTGAGE LOANS ON REAL ESTATE

      Mortgage loans on real estate were categorized as follows:

                                                   DECEMBER 31,
                                                   ------------
                                                   2005    2004
                                                   ----    ----
                                                   (IN MILLIONS)
                   Commercial mortgage loans       $65     $131
                   Less: Valuation allowances        -        1
                                                   ---     ----
                     Mortgage loans on real estate $65     $130
                                                   ===     ====

      Mortgage loans are collateralized by properties in the United States. At December 31, 2005, approximately 31%, 19% and 13% of the properties were located in California, Texas and Pennsylvania, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

      Changes in loan valuation allowances for mortgage loans on real estate were as follows:

                                              YEARS ENDED DECEMBER 31,
                                              ------------------------
                                              2005     2004    2003
                                              ----     ----    ----
                                              (IN MILLIONS)
                   Balance, beginning of year $ 1      $ 1      $1
                   Additions                    -        1       -
                   Deductions                  (1)      (1)      -
                                              ---      ---      --
                   Balance, end of year       $ -      $ 1      $1
                                              ===      ===      ==

      There were no impaired mortgage loans on real estate at December 31, 2005 and 2004.

      The Company's average investment in impaired loans was insignificant for the year ended December 31, 2005. The average investment in impaired loans was $1 million and $4 million for the years ended December 31, 2004 and 2003, respectively. The Company did not recognize interest income on impaired loans for the year ended December 31, 2005. Interest income on impaired loans was $1 million and less than $1 million for the years ended December 31, 2004 and 2003, respectively.

      The Company did not have restructured loans at December 31, 2005 and 2004.

      There were no mortgage loans on real estate with scheduled payments of 60 days or more past due or in foreclosure at December 31, 2005 and 2004.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      REAL ESTATE JOINT VENTURES

      Real estate joint ventures held-for-investment at December 31, 2005 and 2004 were $3 million and $5 million, respectively.

      At December 31, 2005, 100% of the Company's real estate holdings consisted of office buildings located in Illinois.

      NET INVESTMENT INCOME

      The components of net investment income were as follows:

                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                                          2005     2004    2003
                                                          ----     ----    ----
                                                          (IN MILLIONS)
        Fixed maturities                                  $114     $111    $114
        Mortgage loans on real estate                        9       20      22
        Policy loans                                         3        2       2
        Cash, cash equivalents and short-term investments    6        7       9
                                                            ----    ----    ----
          Total                                            132      140     147
        Less: Investment expenses                           18        6       4
                                                            ----    ----    ----
          Net investment income                           $114     $134    $143
                                                            ====    ====    ====

      NET INVESTMENT GAINS (LOSSES)

      Net investment gains (losses) were as follows:

                                                YEARS ENDED DECEMBER 31,
                                                -----------------------
                                                2005     2004    2003
                                                ----     ----    ----
                                                 (IN MILLIONS)
                Fixed maturities                $(17)    $27     $(21)
                Mortgage loans on real estate      1      10        -
                Derivatives                       12      (1)      (4)
                Other                             (2)      -        -
                                                 ----    ---      ----
                  Net investment gains (losses) $ (6)    $36     $(25)
                                                 ====    ===      ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      NET UNREALIZED INVESTMENT GAINS (LOSSES)

      The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      -----------------------
                                                      2005    2004    2003
                                                      ----    ----    ----
                                                       (IN MILLIONS)
           Fixed maturities                           $(9)    $16     $ 68
           Amounts related to:
             DAC and VOBA                               3      (7)     (36)
           Deferred income taxes                        2      (3)     (11)
                                                      ---     ---      ----
             Net unrealized investment gains (losses) $(4)    $ 6     $ 21
                                                      ===     ===      ====

      The changes in net unrealized investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -----------------------
                                                              2005     2004     2003
                                                              ----     ----     ----
                                                               (IN MILLIONS)
  Balance, beginning of year                                  $  6     $ 21     $ 7
  Unrealized investment gains (losses) during the year         (25)     (54)     28
  Unrealized investment gains of subsidiaries at date of sale    -        2       -
  Unrealized investment (losses) gains related to:
    DAC and VOBA                                                10       29      (7)
  Deferred income taxes                                          5        8      (7)
                                                               ----     ----    ---
  Balance, end of year                                        $ (4)    $  6     $21
                                                               ====     ====    ===
  Net change in unrealized investment gains (losses)          $(10)    $(15)    $14
                                                               ====     ====    ===

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


3.  DERIVATIVE FINANCIAL INSTRUMENTS

      TYPES OF DERIVATIVE INSTRUMENTS

      The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                             DECEMBER 31, 2005           DECEMBER 31, 2004
                        --------------------------- ---------------------------
                                 CURRENT MARKET OR           CURRENT MARKET OR
                                     FAIR VALUE                  FAIR VALUE
                        NOTIONAL ------------------ NOTIONAL ------------------
                         AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
                        -------- ------ ----------- -------- ------ -----------
                                             (IN MILLIONS)
 Interest rate swaps     $    2   $ -       $-       $    7   $ -       $3
 Interest rate floors     2,460    28        -        1,260    15        -
 Financial futures           86     -        1          108     -        1
 Foreign currency swaps       4     -        -            1     -        -
 Credit default swaps        30     -        -           10     -        -
                         ------   ---       --       ------   ---       --
    Total                $2,582   $28       $1       $1,386   $15       $4
                         ======   ===       ==       ======   ===       ==

      The above table does not include notional values for equity variance swaps. At December 31, 2005 and 2004, the Company owned 2,500 and 0 equity variance swaps contracts, respectively. Market values for equity variance swaps are insignificant and were not included in the preceding table.

      The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                            REMAINING LIFE
                          ---------------------------------------------------
                                      AFTER ONE  AFTER FIVE
                                         YEAR       YEARS
                          ONE YEAR OR  THROUGH   THROUGH TEN AFTER TEN
                             LESS     FIVE YEARS    YEARS      YEARS   TOTAL
                          ----------- ---------- ----------- --------- ------
                                             (IN MILLIONS)
   Interest rate swaps        $ -        $ -       $    2       $-     $    2
   Interest rate floors         -          -        2,460        -      2,460
   Financial futures           86          -            -        -         86
   Foreign currency swaps       -          1            3        -          4
   Credit default swaps         -         30            -        -         30
                              ---        ---       ------       --     ------
      Total                   $86        $31       $2,465       $-     $2,582
                              ===        ===       ======       ==     ======

      Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

      The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

      Interest rate floors are used by the Company primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level.

      In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

      Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted in interest rates and they can be used to modify or hedge existing interest rate risk.

      Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

      Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. As noted above, equity variance swaps are not included in the preceding table.

      Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

      HEDGING

      The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                         DECEMBER 31, 2005           DECEMBER 31, 2004
                    --------------------------- ---------------------------
                                 FAIR VALUE                  FAIR VALUE
                    NOTIONAL ------------------ NOTIONAL ------------------
                     AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
                    -------- ------ ----------- -------- ------ -----------
                                         (IN MILLIONS)
     Non-qualifying  $2,582   $28       $1       $1,386   $15       $4
                     ======   ===       ==       ======   ===       ==

      The following table provides the settlement payments recorded in income for the:

                                                  YEARS ENDED DECEMBER 31,
                                                  -----------------------
                                                  2005         2004
                                                  ----         ----
                                                  (IN MILLIONS)
                    Non-qualifying hedges:
                    Net investment gains (losses)  $1          $(1)
                                                   ==          ===

      The Company recognized insignificant net investment income (expense) from qualifying hedge settlement payments and insignificant net investment gains (losses) from non-qualifying hedge settlement payments for the year ended December 31, 2003.

      FAIR VALUE HEDGES

      The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments;
      (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

      The Company did not have any fair value hedges during the years ended December 31, 2005 or 2004. The Company recognized ($4) million in net investment gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2003.

      All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness for the year December 31, 2003. There were no instances in which the Company

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

      NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

      The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging:
      (i) interest rate swaps, purchased floors, and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency swaps to minimize its exposure to adverse movements in exchange rates;
      (iii) credit default swaps to minimize its exposure to adverse movements in credit; (iv) credit default swaps to diversify its credit risk exposure in certain portfolios; (v) equity variance swaps to economically hedge liabilities; (vi) interest rate futures to economically hedge liabilities embedded in certain variable annuity products.

      For the years ended December 31, 2005 and 2004 the Company recognized as net investment gains (losses) changes in fair value of $11 million and ($4) million related to derivatives that do not qualify for hedge accounting. For the year ended December 31, 2003 the Company recognized insignificant net investment gains (losses) related to changes in fair value of derivatives that do not qualify for hedge accounting.

      CREDIT RISK

      The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

      The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


4.  INSURANCE

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      Information regarding DAC and VOBA for the years ended December 31, 2005, 2004 and 2003 is as follows:

                                                 DEFERRED
                                                  POLICY    VALUE OF
                                                ACQUISITION BUSINESS
                                                   COSTS    ACQUIRED TOTAL
                                                ----------- -------- -----
                                                      (IN MILLIONS)
     Balance at January 1, 2003                    $224       $193   $417
       Capitalizations                              132          -    132
                                                   ----       ----   ----
           Total                                    356        193    549
                                                   ----       ----   ----
       Less amortization related to:
         Net investment gains (losses)               (4)        (2)    (6)
         Unrealized investment gains (losses)         6          1      7
         Other expenses                              20         19     39
                                                   ----       ----   ----
           Total amortization                        22         18     40
                                                   ----       ----   ----
     Balance at December 31, 2003                   334        175    509
       Capitalizations                              126          -    126
                                                   ----       ----   ----
           Total                                    460        175    635
                                                   ----       ----   ----
       Less amortization related to:
         Net investment gains (losses)                2          3      5
         Unrealized investment gains (losses)       (15)       (14)   (29)
         Other expenses                              41          3     44
                                                   ----       ----   ----
           Total amortization                        28         (8)    20
                                                   ----       ----   ----
       Less: Dispositions and other                 (41)        (1)   (42)
                                                   ----       ----   ----
     Balance at December 31, 2004                   391        182    573
       Capitalizations                               66          -     66
                                                   ----       ----   ----
           Total                                    457        182    639
                                                   ----       ----   ----
       Less amortization related to:
         Unrealized investment gains (losses)        (4)        (6)   (10)
         Other expenses                              12         25     37
                                                   ----       ----   ----
           Total amortization                         8         19     27
                                                   ----       ----   ----
     Balance at December 31, 2005                  $449       $163   $612
                                                   ====       ====   ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $14 million in 2006, $14 million in 2007, $13 million in 2008, $13 million in 2009, and $13 million in 2010.

      Amortization of DAC and VOBA is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      SALES INDUCEMENTS

      Changes in deferred sales inducements, which are reported within other assets in the consolidated balance sheets, are as follows:

                                              YEARS ENDED DECEMBER 31,
                                              -----------------------
                                              2005        2004
                                              ----        ----
                                              (IN MILLIONS)
                       Balance at January 1   $59         $ 50
                       Capitalization          19           25
                       Amortization            (3)          (5)
                       Dispositions             -          (11)
                                              ---            ----
                       Balance at December 31 $75         $ 59
                                              ===            ====

      GUARANTEES

      The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The Company had the following types of guarantees relating to annuity contracts at:

                                                   DECEMBER 31,
                           ---------------------------------------------------------
                                        2005                           2004
                           --------------------------     --------------------------
                           IN THE EVENT        AT         IN THE EVENT        AT
                             OF DEATH     ANNUITIZATION     OF DEATH     ANNUITIZATION
                           ------------   -------------   ------------   -------------
                                                   (IN MILLIONS)
RETURN OF NET DEPOSITS
  Account value             $   1,333           N / A      $     791           N / A
  Net amount at risk        $       1 (1)       N / A      $       1 (1)       N / A
  Average attained age of
  contractholders            64 years           N / A       62 years           N / A
ANNIVERSARY CONTRACT VALUE
  OR MINIMUM RETURN
  Account value             $   7,451       $   4,414      $   6,933       $   3,623
  Net amount at risk        $     160 (1)   $      30 (2)  $     188 (1)   $      19 (2)
  Average attained age of
  contractholders            64 years        60 years       64 years        59 years

      --
      (1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheets date.
      (2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

      The net amount at risk is based on the direct amount at risk (excluding reinsurance).

      The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

      The Company has guaranteed death and annuitization benefit liabilities on its annuity contracts of $17 million and $9 million, at December 31, 2005 and 2004, respectively. The Company reinsures 100% of this liability with an affiliate and has corresponding recoverables from reinsurers for the same amounts. Therefore, the Company has no net liability at December 31, 2005 and 2004.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                            DECEMBER 31,
                                            -------------
                                             2005   2004
                                            ------ ------
                                            (IN MILLIONS)
                      Mutual Fund Groupings
                        Equity              $6,247 $5,211
                        Bond                   532    608
                        Balanced               439    411
                        Money Market            67     58
                        Specialty               84     90
                                            ------ ------
                          TOTAL             $7,369 $6,378
                                            ====== ======

      SEPARATE ACCOUNTS

      Separate account assets and liabilities include pass-through separate accounts totaling $7,529 million and $6,546 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk.

      Fees charged to the separate accounts by the Company (primarily including policy administration fees and investment management fees) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $93 million, $88 million and $65 million for the years ended December 31, 2005, 2004 and 2003, respectively.

      For both the years ended December 31, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5.  REINSURANCE

      The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new life insurance policies primarily on an excess of retention basis or a quota share basis.
      Starting in 2002, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

      In addition to reinsuring mortality risk as described above, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      particular travel, avocation and lifestyle hazards. The Company reinsures 90% of its new production of fixed annuities to an affiliate. Also, the Company reinsures 100% of the riders containing benefit guarantees related to variable annuities to an affiliate.

      The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               -----------------------
                                                               2005     2004    2003
                                                               ----     ----    ----
                                                               (IN MILLIONS)
   Direct premiums earned                                      $122     $20     $11
   Reinsurance ceded                                              -      (1)     (4)
                                                                 ----   ---     ---
   Net premiums earned                                         $122     $19     $ 7
                                                                 ====   ===     ===
   Reinsurance recoveries netted against policyholder benefits
     and claims                                                $  -     $ 3     $ -
                                                                 ====   ===     ===

      Written premiums are not materially different than earned premiums presented in the preceding table.

      Reinsurance recoverables, included in premiums and other receivables, were insignificant at December 31, 2005 and 2004.

6.  INCOME TAXES

      The provision (benefit) for income taxes was as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   -----------------------
                                                   2005    2004    2003
                                                   ----    ----    ----
                                                    (IN MILLIONS)
              Current:
                Federal                             $4     $(6)    $  9
              Deferred:
                Federal                              5      33      (12)
                                                    --     ---      ----
              Provision (benefit) for income taxes  $9     $27     $ (3)
                                                    ==     ===      ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Reconciliations of the income tax provision at the U.S. statutory rate to the provision (benefit) for income taxes as reported were as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   -----------------------
                                                   2005     2004    2003
                                                   ----     ----    ----
                                                   (IN MILLIONS)
              Tax provision at U.S. statutory rate $15      $32     $(1)
              Tax effect of:
                Tax exempt investment income        (6)      (5)     (2)
                                                   ---      ---     ---
              Provision (benefit) for income taxes $ 9      $27     $(3)
                                                   ===      ===     ===

      Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                        DECEMBER 31,
                                                        ------------
                                                        2005   2004
                                                        ----   ----
                                                        (IN MILLIONS)
             Deferred income tax assets:
               Policyholder liabilities and receivables $ 89   $ 99
               Net operating loss carryforwards           53     39
               Capital loss carryforwards                 16     10
               Tax credit carryforwards                    2      -
               Intangibles                                 2      3
               Net unrealized investment losses            2      -
               Other                                       2      -
                                                        ----   ----
                                                         166    151
                                                        ----   ----
             Deferred income tax liabilities:
               Investments                                12      7
               Deferred policy acquisition costs         190    176
               Net unrealized investment gains             -      3
               Other                                       -      1
                                                        ----   ----
                                                         202    187
                                                        ----   ----
             Net deferred income tax liability          $(36)  $(36)
                                                        ====   ====

      The Company has capital loss carryforwards of $44 million at December 31, 2005 which will expire between 2006 and 2010. The Company has net operating losses of $152 million which will expire between 2019 and 2020. A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      All years through and including 2001 are closed and no longer subject to Internal Revenue Service audit. The years 2002 and forward are open and subject to audit. The Company believes that any adjustment that might be required for open years will not have a material effect on the Company's consolidated financial statements.

7.  CONTINGENCIES AND GUARANTEES

      CONTINGENCIES

      LITIGATION

      Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

      MetLife, the parent of the Company, has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking information regarding and relating to compensation agreements between insurance brokers and MetLife and its affiliates. MetLife also has received subpoenas, including sets of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking similar information and documents. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Company submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Company submitted such bids or quotes, and communications with a certain broker. MetLife has received two subpoenas from the District Attorney of the County of San Diego, California. The subpoenas seek numerous documents including incentive agreements entered into with brokers. The Florida Department of Financial Services and the Florida Office of Insurance Regulation also have served subpoenas on MetLife asking for answers to interrogatories and document requests concerning topics that include compensation paid to intermediaries. The Office of the Attorney General for the State of Florida has also served a subpoena on MetLife seeking, among other things, copies of materials produced in response to the subpoenas discussed above. MetLife has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker, Universal Life Resources. The Insurance Commissioner of Oklahoma has served a subpoena, including a set of interrogatories, on MetLife seeking, among other things, documents and information concerning the compensation of insurance producers for insurance covering Oklahoma entities and persons. The Ohio Department of Insurance has requested documents from MetLife regarding a broker and certain Ohio public entity groups. Other insurance regulators have sent requests for information and documents to MetLife or its affiliates relating to broker

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      compensation. MetLife continues to cooperate fully with these inquiries and is responding to the subpoenas and other requests. MetLife is continuing to conduct an internal review of its commission payment practices. It is possible that additional requests for information and/or investigations may be commenced.

      Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      SUMMARY

      It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular annual periods.

      INSOLVENCY ASSESSMENTS

      Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for the years ended December 31, 2005, 2004 and 2003. The Company maintained a liability of $12 million, and a related asset for premium tax offsets of less than $1 million, at December 31, 2005 for undiscounted future assessments in respect of currently impaired, insolvent or failed insurers.

      GUARANTEES

      In the course of its business, the Company may provide certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company may

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      provide indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company may provide indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

      In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

      The Company's recorded liability at December 31, 2005 and 2004 for indemnities, guarantees and commitments is insignificant.

8.  EQUITY

      DIVIDEND RESTRICTIONS

      Under the Missouri Insurance Law, MLIIC is permitted, without prior insurance regulatory clearance, to pay the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). However, dividends may only be paid from positive balances in statutory unassigned funds. Since MLIIC's statutory unassigned funds surplus is less than zero, no dividends are permissible in 2006 without prior approval of the insurance commissioner.

      There were no capital contributions received in 2005. MLIIC received cash capital contributions of $110 million from MetLife in 2004 and $56 million from COVA in 2003.

      STATUTORY EQUITY AND INCOME

      MLIIC's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      within certain levels, each of which requires specified corrective action. MLIIC exceeded the minimum risk-based capital requirements for all periods presented herein.

      The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Missouri State Department of Insurance ("Department") has adopted codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Missouri. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of MLIIC.

      Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

      Statutory net income (loss) of MLIIC, a Missouri domiciled insurer, was $1 million, ($168) million and $40 million for the years ended
      December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $175 million and $182 million at December 31, 2005 and 2004, respectively.

      OTHER COMPREHENSIVE INCOME

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2005, 2004 and 2003 in other comprehensive income (loss) that are included as part of net income
      (loss) for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                YEARS ENDED DECEMBER 31,
                                                                -----------------------
                                                                2005     2004    2003
                                                                ----     ----    ----
                                                                  (IN MILLIONS)
Holding losses on investments arising during the year           $(38)    $(40)   $ (5)
Income tax effect of holding losses                               13       14       2
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
    income                                                         4      (27)     23
  Amortization of premiums and accretion of and discounts
    associated with investments                                    9       13      10
  Income tax effect                                               (5)       5     (11)
Allocation of holding gains (losses) on investments relating to
  other policyholder amounts                                      10       29      (7)
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts                                      (3)     (10)      2
Unrealized investment gains of subsidiary at date of sale          -        2       -
Deferred income taxes on unrealized investment gains of
  subsidiary at date of sale                                       -       (1)      -
                                                                 ----     ----    ----
Other comprehensive income (loss)                               $(10)    $(15)   $ 14
                                                                 ====     ====    ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


9.  OTHER EXPENSES

      Other expenses were comprised of the following:

                                             YEARS ENDED DECEMBER 31,
                                             -----------------------
                                             2005     2004     2003
                                             ----     -----   -----
                                                (IN MILLIONS)
                Compensation                 $  1    $   1    $   1
                Commissions                    71      115      122
                Amortization of DAC and VOBA   37       49       33
                Capitalization of DAC         (66)    (126)    (132)
                Other                          60       60       56
                                              ----    -----   -----
                  Total other expenses       $103    $  99    $  80
                                              ====    =====   =====

10. FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                                               CARRYING ESTIMATED
DECEMBER 31, 2005                                               VALUE   FAIR VALUE
-----------------                                              -------- ----------
                                                                  (IN MILLIONS)
ASSETS:
  Fixed maturities                                              $2,348    $2,348
  Equity securities                                             $    1    $    1
  Mortgage loans on real estate                                 $   65    $   65
  Policy loans                                                  $   28    $   28
  Short-term investments                                        $   79    $   79
  Cash and cash equivalents                                     $   17    $   17
LIABILITIES:
  Policyholder account balances                                 $2,630    $2,516
  Payables for collateral under securities loaned transactions  $  508    $  508

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                        ESTIMATED
                                                               CARRYING   FAIR
DECEMBER 31, 2004                                               VALUE     VALUE
-----------------                                              -------- ---------
                                                                 (IN MILLIONS)
ASSETS:
  Fixed maturities                                              $2,189   $2,189
  Equity securities                                             $    1   $    1
  Mortgage loans on real estate                                 $  130   $  136
  Policy loans                                                  $   28   $   28
  Short-term investments                                        $  103   $  103
  Cash and cash equivalents                                     $  174   $  174
LIABILITIES:
  Policyholder account balances                                 $2,763   $2,710
  Payables for collateral under securities loaned transactions  $  487   $  487

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

      FIXED MATURITIES AND EQUITY SECURITIES

      The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

      MORTGAGE LOANS ON REAL ESTATE

      Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

      POLICY LOANS

      The carrying values for policy loans approximate fair value.

      CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

      The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      POLICYHOLDER ACCOUNT BALANCES

      The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

      PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED TRANSACTIONS

      The carrying values of payables under securities loaned transactions approximate fair value.

      DERIVATIVE FINANCIAL INSTRUMENTS

      The fair value of derivative instruments are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

11. RELATED PARTY TRANSACTIONS

      The Company is a party to a service agreement with its affiliate, Metropolitan Life, that provides for a broad range of services to be rendered. Metropolitan Life provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. Services are requested by the Company as deemed necessary for its business and investment operations. The agreement involves a cost allocation arrangement, under which the Company pays for all expenses, direct and indirect, reasonably and equitably determined to be attributable to the services provided. MetLife Investors Group, Inc. ("MLIG") and MetLife Investors Distribution Company, provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2005, 2004 and 2003 by the Company, recorded in other expenses were $49 million, $53 million and $47 million, respectively.

      At December 31, 2005 and 2004, amounts due to/(from) affiliates of approximately ($19) million and ($13) million, respectively, relate primarily to Met Investors Advisory, LLC, FMLI, and MetLife Investors Distribution Company.

      Since the Company is a member of a controlled group of affiliated companies its results may not be indicative of those of a stand-alone entity.

      As of December 31, 2005 and 2004, respectively, the Company held $76 million and $103 million of its total invested assets in the MetLife Intermediate Income Pool which is an affiliated partnership. These amounts are recorded as short-term investments on the consolidated balance sheets of the Company.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. The Company did not transfer assets for the year ended December 31, 2005. The Company transferred assets with a cost or amortized cost and fair market value of $256 million and $288 million, respectively, for the year ended December 31, 2004. The realized capital gains (losses) recognized on these transfers was $32 million for the year ended December 31, 2004. There were no significant realized capital gains (losses) recognized on transfers for the year ended December 31, 2003. The Company purchased assets from affiliates with a fair market value of $4 million and $0 million for the years ended December 31, 2005 and 2004, respectively.

PART C

                               OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

a.  Financial Statements

The following financial statements of the Separate Account are included in Part B hereof:

     1.  Report of Independent Registered Public Accounting Firm.
     2.  Statement of Assets and Liabilities as of December 31, 2005.
     3.  Statement of Operations for the year ended December 31, 2005.
     4. Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004.
     5.  Notes to Financial Statements - December 31, 2005.

The following consolidated financial statements of the Company are included in Part B hereof:

     1.  Report of Independent Auditors.
     2.  Consolidated Balance Sheets as of December 31, 2005 and 2004.
     3. Consolidated Statements of Income for the years ended December 31, 2005, 2004 and 2003.
     4. Consolidated Statements of Shareholder's Equity for the years ended December 31, 2005, 2004 and 2003.
     5. Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003.
     6.  Notes to Consolidated Financial Statements.

b.  Exhibits

       1.        Resolution of the Board of Directors of the Company
                 authorizing the establishment of the Variable Account (5)
       2.        Not applicable
       3.  (i)   Form of Principal Underwriter's Agreement (6)
           (ii)  Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) (11)
       4.  (i)   Individual Flexible Purchase Payment Deferred Variable
                 Annuity Contract (5)
           (ii)  Death Benefit Endorsements (5)
           (iii) Charitable Remainder Trust Endorsement (5)
           (vi)  Endorsement (Name Change) (6)
       5.        Application for Variable Annuity (5)
       6.  (i)   Copy of Articles of Incorporation of the Company (1)
           (ii)  Copy of the By-Laws of the Company (1)
       7.  (i)   Reinsurance Agreement between MetLife Investors Insurance
                 Company and Metropolitan Life Insurance Company (8)

           (ii)   Automatic Reinsurance Agreement between MetLife
                  Investors Insurance Company and Exeter Reassurance
                  Company, Ltd. (8)
           (iii)  Contingent Reinsurance Agreement between MetLife
                  Investors Insurance Company and General American Life
                  Insurance Company (11)
       8.  (i)    Participation Agreement among Variable Insurance Products
                  Fund, Fidelity Distributors Corporation and Cova Financial
                  Services Life Insurance Company (4)
           (ii)   Participation Agreement among Variable Insurance Products
                  Fund II, Fidelity Distributors Corporation and Cova Financial
                  Services Life Insurance Company (4)
           (iii)  Participation Agreement among Variable Insurance Products
                  Fund III, Fidelity Distributors Corporation and Cova
                  Financial Services Life Insurance Company (4)
           (iv)   Form of Fund Participation Agreement among AIM Variable
                  Insurance Funds, Inc., AIM Distributors, Inc., Cova Financial
                  Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company (3)
           (v)    Form of Fund Participation Agreement among MFS (r)
                  Variable Insurance Trust, Cova Financial Services Life
                  Insurance Company and Massachusetts Financial Services
                  Company (2)
           (vi)   Form of Fund Participation Agreement among Cova Financial
                  Services Life Insurance Company, Cova Life Sales Company,
                  Alliance Capital Management LP and Alliance Fund
                  Distributors, Inc. (2)
           (vii)  Form of Fund Participation Agreement among Oppenheimer
                  Variable Account Funds, OppenheimerFunds, Inc. and Cova
                  Financial Services Life Insurance Company (3)
           (viii) Form of Fund Participation Agreement among Putnam
                  Variable Trust, Putnam Mutual Funds Corp. and Cova
                  Financial Services Life Insurance Company (3)
           (ix)   Form of Fund Participation Agreement among Investors Fund
                  Series, Zurich Kemper Investments, Inc., Zurich Kemper
                  Distributors, Inc. and Cova Financial Services Life Insurance
                  Company (3)
           (x)    Form of Participation Agreement among Goldman Sachs
                  Variable Insurance Trust, Goldman, Sachs & Co. and Cova
                  Financial Services Life Insurance Company (3)
           (xi)   Form of Participation Agreement among Liberty Variable
                  Investment Trust, Liberty Financial Investments, Inc. and
                  Cova Financial Services Life Insurance Company (3)
           (xii)  Form of Participation Agreement among Templeton Variable
                  Products Series Fund, Franklin Templeton Distributors, Inc.
                  and Cova Financial Services Life Insurance Company (5)
           (xiii) Form of Participation Agreement between MetLife Investors
                  Insurance Company and Met Investors Series Trust (7)
           (xiv)  Form of Participation Agreement between MetLife Investors
                  Insurance Company and Metropolitan Series Fund, Inc. (7)

           (xv) Form of Participation Agreement between MetLife Investors Insurance Company and First American Insurance Portfolios, Inc. (7)
           (xvi) Net Worth Agreement between MetLife, Inc. and MetLife Investors Insurance Company (effective December 31, 2002)
                 (11)
       9.        Opinion and Consent of Counsel (9)
       10. Consent of Independent Registered Public Accounting Firm (filed herewith)
       11.       Not Applicable
       12.       Agreement Governing Contribution (5)
       13. (i) Powers of Attorney for Michael K. Farrell, James P. Bossert, Susan A. Buffum, Michael R. Fanning, Hugh C. McHaffie, Richard C. Pearson, Elizabeth M. Forget, Jeffrey A. Tupper and George Foulke (9)
           (ii)  Power of Attorney for Matthew K. Wessel (10)


(1) Incorporated herein by reference to Registrant's Amendment No.9 to Form N-4 (File Nos. 033-39100 and 811-05200) electronically filed on April 23, 1997.
(2) Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on November 20, 1997.
(3) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on January 26, 1998.
(4) Incorporated herein by reference to Registrant's Amendment No. 26 (File Nos. 33-39100 and 811-05200) electronically filed on April 29, 1998.
(5) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 (File Nos. 33-39100 and 811-05200) electronically filed on April 29, 1999.
(6) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 to Form N-4 (File Nos. 33-39100 and 811-05200) electronically filed on April 26, 2001.
(7) Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form S-6 (MetLife Investors Variable Life Account One, File No. 333-69522) electronically filed on December 20, 2001.
(8) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-50540 and 811-05200) electronically filed on April 30, 2003.
(9) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-50540 and 811- 05200) electronically filed on April 27, 2004.
(10) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4 (File Nos. 333-54358 and 811- 05200) electronically filed on July 13, 2005.
(11) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 on Form N-4 (File Nos. 333-50540 and 811-05200) electronically filed on April 21, 2006.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

 Name and Principal Business Address    Positions and Offices with Depositor
 -----------------------------------    --------------------------------------

 Michael K. Farrell                     Chairman of the Board, President,
 5 Park Plaza, Suite 1900               Chief Executive Officer and Director
 Irvine, CA 92614

 James P. Bossert                       Executive Vice President and Director
 5 Park Plaza, Suite 1900
 Irvine, CA 92614

 Hugh C. McHaffie                       Executive Vice President and Director
 501 Boylston Street
 Boston, MA 02116

 Richard C. Pearson                     Executive Vice President, General
 5 Park Plaza, Suite 1900               Counsel, Secretary and Director
 Irvine, CA 92614

 Kevin J. Paulson                       Senior Vice President
 4700 Westown Parkway
 West Des Moines, IA 50266

 Matthew K. Wessel                      Vice President, Chief Financial
 5 Park Plaza, Suite 1900               Officer
 Irvine, CA 92614

 Brian C. Kiel                          Vice President, Appointed Actuary
 501 Route 22
 Bridgewater, NJ 08807

 Deborah L. Buffington                  Vice President, Director of Compliance
 5 Park Plaza, Suite 1900
 Irvine, CA 92614

 Anthony J. Williamson                  Treasurer
 One Madison Avenue
 New York, NY 10001

 Susan A. Buffum                        Director
 334 Madison Avenue
 Convent Station, NJ 07961

 Michael R. Fanning                     Director
 501 Boylston Street
 Boston, MA 02116

 Elizabeth M. Forget                    Director
 260 Madison Avenue
 New York, NY 10010

 George Foulke                          Director
 501 Route 22
 Bridgewater, NJ 08807

 Jeffrey A. Tupper                      Director
 5 Park Plaza, Suite 1900
 Irvine, CA 92614

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT


The Registrant is a separate account of MetLife Investors Insurance Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned indirect subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2006, there were 4,770 Qualified Contract Owners and 19,245 Non-Qualified Contract Owners.

ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability insurance coverage with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

   (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

       Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors Variable Annuity Account Five
       MetLife Investors Variable Life Account One
       MetLife Investors Variable Life Account Five
       First MetLife Investors Variable Annuity Account One
       General American Separate Account Eleven
       General American Separate Account Twenty- Eight
       General American Separate Account Twenty- Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven

   (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the Officers and Directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

 Name and Principal Business Address    Positions and Offices with Underwriter
 -----------------------------------    --------------------------------------

 Paul A. Sylvester                      President, National Sales Manager-
 5 Park Plaza, Suite 1900               Annuities & LTC
 Irvine, CA 92614

 Elizabeth M. Forget                    Executive Vice President, Investment
 260 Madison Avenue                     Fund Management & Marketing
 New York, NY 10016

 Paul A. LaPiana                        Executive Vice President, National
 5 Park Plaza, Suite 1900               Sales Manager- Life
 Irvine, CA 92614

 Richard C. Pearson                     Executive Vice President, General
 5 Park Plaza, Suite 1900               Counsel and Secretary
 Irvine, CA 92614

 Timothy A. Spangenberg                 Executive Vice President, Chief
 13045 Tesson Ferry Road                Financial Officer
 St. Louis, MO 63128

 Leslie Sutherland                      Senior Vice President, Channel
 1 MetLife Plaza                        Head-Broker/Dealers
 27-01 Queens Plaza North
 Long Island City, NY 11101

 Douglas P. Rodgers                     Senior Vice President, Channel
 5 Park Plaza, Suite 1900               Head-LTC
 Irvine, CA 92614

 Curtis Wohlers                         Senior Vice President, Channel
 5 Park Plaza, Suite 1900               Head-Planners
 Irvine, CA 92614

 Louis P. Digiacomo                     Senior Vice President, Distribution
 5 Park Plaza, Suite 1900               Head-Independent Channel
 Irvine, CA 92614

 Andrew Aiello                          Senior Vice President, Distribution
 5 Park Plaza, Suite 1900               Head-National Accounts Channel
 Irvine, CA 92614

 Edward C. Wilson                       Senior Vice President, Channel
 5 Park Plaza, Suite 1900               Head-Wirehouse
 Irvine, CA 92614

 Deborah L. Buffington                  Vice President, Director of Compliance
 5 Park Plaza, Suite 1900
 Irvine, CA 92614

 Anthony J. Williamson                  Treasurer
 One Madison Avenue
 New York, NY 10001

 Michael K. Farrell                     Director
 5 Park Plaza, Suite 1900
 Irvine, CA 92614

 Craig W. Markham                       Director
 13045 Tesson Ferry Road
 St. Louis, MO 63128

 William J. Toppeta                     Director
 1 MetLife Plaza
 27-01 Queens Plaza North
 Long Island City, NY 11101

         (c) Compensation From the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

         (1)              (2)              (3)            (4)         (5)
                                      Compensation on
                                          Events
                                     Occasioning the
                    Net Underwriting  Deduction of a
  Name of Principal  Discounts and    Deferred Sales   Brokerage     Other
     Underwriter      Commissions          Load       Commissions Compensation
  ----------------- ---------------- ---------------- ----------- ------------
  MetLife Investors
    Distribution
    Company           $76,214,486           --            --           --

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

   The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

         (a) Registrant
         (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266
         (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110
         (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614
         (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614
         (f) Metropolitan Life Insurance Company, 4010 Boy Scout Blvd, Tampa, FL 33607
         (g) Metropolitan Life Insurance Company, 501 Boylston Street, Boston, MA 02116
         (h) Metropolitan Life Insurance Company, 200 Park Avenue, NY 10166

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

   d. MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                REPRESENTATIONS

   The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Irvine, and State of California, on this 19th day of April, 2006.


                                         METLIFE INVESTORS VARIABLE ANNUITY
                                         ACCOUNT ONE
                                         (Registrant)

                                         By: METLIFE INVESTORS INSURANCE COMPANY

                                         By: /s/ MICHAEL K. FARRELL
                                             -----------------------------------

                                         METLIFE INVESTORS INSURANCE COMPANY
                                         (Depositor)

                                         By: /s/ MICHAEL K. FARRELL
                                             -----------------------------------

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, in the capacities indicated.



/s/ Michael K. Farrell*   Chairman of the Board, President, Chief    4/24/06
------------------------- Executive Officer and Director              Date
Michael K. Farrell

/s/ James P. Bossert *    Executive Vice President and Director      4/24/06
-------------------------                                             Date
James P. Bossert

/s/ Hugh C. McHaffie *    Executive Vice President and Director      4/24/06
-------------------------                                             Date
Hugh C. McHaffie

/s/ Richard C. Pearson *  Executive Vice President, General Counsel, 4/24/06
------------------------- Secretary and Director                      Date
Richard C. Pearson

/s/ Matthew K. Wessel *   Vice President, Chief Financial Officer    4/24/06
-------------------------                                             Date
Matthew K. Wessel

/s/ Susan A. Buffum *     Director                                   4/24/06
-------------------------                                             Date
Susan A. Buffum

/s/ Michael R. Fanning *  Director                                   4/24/06
-------------------------                                             Date
Michael R. Fanning

/s/ Elizabeth M. Forget * Director                                   4/24/06
-------------------------                                             Date
Elizabeth M. Forget

/s/ George Foulke *       Director                                   4/24/06
-------------------------                                             Date
George Foulke

/s/ Jeffrey A. Tupper *   Director                                   4/24/06
-------------------------                                             Date
Jeffrey A. Tupper



                                              By: /s/ JOHN E. CONNOLLY, JR.
                                                  -----------------------------
                                                  John E. Connolly, Jr.,
                                                  Attorney-in-fact
                                                  April 24, 2006

--------
* MetLife Investors Insurance Company. Executed by John E. Connolly, Jr., Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment
  No. 7 on Form N-4 (File Nos. 333-50540/811-05200) filed as Exhibit 14 on April 27, 2004, except for Matthew K. Wessel whose power of attorney is incorporated herein by reference to Registrant's Post-Effective Amendment
  No. 7 on Form N-4 (File Nos. 333-54348/811-05200) filed as Exhibit 13 (ii) on July 13, 2005.

                               INDEX TO EXHIBITS

EX-99.B10 (i)     Consent of Independent Registered Public Accounting Firm